1933 Act File No. 033-31602
1940 Act File No. 811-05950

As Filed with the U.S. Securities and Exchange Commission on February 26, 2024
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 258
☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 260
☒

Federated Hermes Money Market Obligations Trust
(Exact name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)
(412) 288-1900
(Registrant’s Telephone Number, including Area Code)
Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☐
immediately upon filing pursuant to paragraph (b)
☒
On February 28, 2024 pursuant to paragraph (b)
☐
60 days after filing pursuant to paragraph (a)(1)
☐
On __________ pursuant to paragraph (a)(1)
☐
75 days after filing pursuant to paragraph (a)(2)
☐
On __________ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following:

☐
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
February 29, 2024

Disclosure contained herein relates to all classes of the Fund, as listed below, unless otherwise noted.
Share Class | Ticker	Wealth | CAIXX	Service | CACXX	Cash II | CALXX
	Cash Series | CCSXX	Capital | CCCXX

Federated Hermes California Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal by investing in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Fund Summary Information–Wealth Shares
Federated Hermes California Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Wealth Shares (WS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
WS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
WS
Management Fee	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.15%[1]
Total Annual Fund Operating Expenses	0.45%
Fee Waivers and/or Expense Reimbursements[2]	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.28%
1
 The Fund may incur and pay shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the WS class of the Fund. The WS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
2
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.28% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a)March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$46
3 Years	$144
5 Years	$252
10 Years	$567

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT). However, the Fund will normally invest its assets so that distributions are exempt from AMT.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by Federated Investment Management Company (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund’s investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
Effective on May 6, 2024, the following revised investment strategies apply:
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by Federated Investment Management Company (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Adviser invests in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.

What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s daily dividends include:
■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■ Liquidity Fees Risk. The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such liquidity fee is in the Fund’s best interests. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.

■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■ Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
■ California Risk. Because the Fund will invest a significant portion of its assets in securities of California issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund’s performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. California’s credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. However, California’s budget and fiscal operations face certain structural impediments and rely on revenue sources which have been historically sensitive to the economic environment. California’s diverse economy is the largest in the United States and one of the largest in the world with major components including high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.The Fund may impose a fee upon sale of your shares.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s WS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s WS class highest quarterly return was 0.85% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended September 30, 2021).
Average Annual Total Return Table
The following table represents the Fund’s WS class Average Annual Total Returns for the calendar period ended December 31, 2023.
Share Class	1 Year	5 Years	10 Years
WS:	3.10%	1.13%	0.81%
The Fund’s WS class 7-Day Net Yield as of December 31, 2023, was 3.74%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund’s WS class is generally $25,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for California taxes, to the extent derived from California tax-exempt investments and eligible for tax-exempt treatment under California law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts. Until May 5, 2024, the Fund normally invests its assets so that distributions are exempt from AMT, but in certain circumstances income from the Fund may be subject to AMT. Effective May 6, 2024, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary Information–Service Shares
Federated Hermes California Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Service Shares (SS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
SS
Management Fee	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.40%
Total Annual Fund Operating Expenses	0.70%
Fee Waivers and/or Expense Reimbursements[1]	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.53%
1
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.53% (the “Fee Limit“) up to but not including the later of (the “Termination Date”): (a)March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$72
3 Years	$224
5 Years	$390
10 Years	$871

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT). However, the Fund will normally invest its assets so that distributions are exempt from AMT.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by Federated Investment Management Company (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund’s investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
Effective on May 6, 2024, the following revised investment strategies apply:
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by Federated Investment Management Company (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Adviser invests in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.

What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s daily dividends include:
■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■ Liquidity Fees Risk. The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such liquidity fee is in the Fund’s best interests. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.

■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■ Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
■ California Risk. Because the Fund will invest a significant portion of its assets in securities of California issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund’s performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. California’s credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. However, California’s budget and fiscal operations face certain structural impediments and rely on revenue sources which have been historically sensitive to the economic environment. California’s diverse economy is the largest in the United States and one of the largest in the world with major components including high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.The Fund may impose a fee upon sale of your shares.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s SS class highest quarterly return was 0.78% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended March 31, 2022).
Average Annual Total Return Table
The following table represents the Fund’s SS class Average Annual Total Returns for the calendar period ended December 31, 2023.
Share Class	1 Year	5 Years	10 Years
SS:	2.84%	0.97%	0.66%
The Fund’s SS class 7-Day Net Yield as of December 31, 2023, was 3.49%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund’s SS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for California taxes, to the extent derived from California tax-exempt investments and eligible for tax-exempt treatment under California law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts. Until May 5, 2024, the Fund normally invests its assets so that distributions are exempt from AMT, but in certain circumstances income from the Fund may be subject to AMT. Effective May 6, 2024, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary Information–Cash II Shares
Federated Hermes California Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Cash II Shares (CII). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
CII
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CII
Management Fee	0.30%
Distribution (12b-1) Fee	0.20%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers and/or Expense Reimbursements[1]	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.68%
1
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CII class (after the voluntary waivers and/or reimbursements) will not exceed 0.68% (the “Fee Limit“) up to but not including the later of (the “Termination Date”): (a)March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$92
3 Years	$287
5 Years	$498
10 Years	$1,108

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT). However, the Fund will normally invest its assets so that distributions are exempt from AMT.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by Federated Investment Management Company (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund’s investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
Effective on May 6, 2024, the following revised investment strategies apply:
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by Federated Investment Management Company (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Adviser invests in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.

What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s daily dividends include:
■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■ Liquidity Fees Risk. The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such liquidity fee is in the Fund’s best interests. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.

■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■ Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
■ California Risk. Because the Fund will invest a significant portion of its assets in securities of California issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund’s performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. California’s credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. However, California’s budget and fiscal operations face certain structural impediments and rely on revenue sources which have been historically sensitive to the economic environment. California’s diverse economy is the largest in the United States and one of the largest in the world with major components including high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.The Fund may impose a fee upon sale of your shares.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s CII class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s CII class highest quarterly return was 0.75% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended March 31, 2022).
Average Annual Total Return Table
The following table represents the Fund’s CII class Average Annual Total Returns for the calendar period ended December 31, 2023.
Share Class	1 Year	5 Years	10 Years
CII:	2.69%	0.88%	0.58%
The Fund’s CII class 7-Day Net Yield as of December 31, 2023, was 3.34%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund’s CII class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for California taxes, to the extent derived from California tax-exempt investments and eligible for tax-exempt treatment under California law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts. Until May 5, 2024, the Fund normally invests its assets so that distributions are exempt from AMT, but in certain circumstances income from the Fund may be subject to AMT. Effective May 6, 2024, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary Information–Cash Series Shares
Federated Hermes California Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Cash Series Shares (CS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
CS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CS
Management Fee	0.30%
Distribution (12b-1) Fee	0.60%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.30%
Fee Waivers and/or Expense Reimbursements[1]	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.03%
1
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CS class (after the voluntary waivers and/or reimbursements) will not exceed 1.03% (the “Fee Limit“) up to but not including the later of (the “Termination Date”): (a)March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$132
3 Years	$412
5 Years	$713
10 Years	$1,568

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT). However, the Fund will normally invest its assets so that distributions are exempt from AMT.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by Federated Investment Management Company (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund’s investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
Effective on May 6, 2024, the following revised investment strategies apply:
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by Federated Investment Management Company (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Adviser invests in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.

What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s daily dividends include:
■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■ Liquidity Fees Risk. The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such liquidity fee is in the Fund’s best interests. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.

■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■ Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
■ California Risk. Because the Fund will invest a significant portion of its assets in securities of California issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund’s performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. California’s credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. However, California’s budget and fiscal operations face certain structural impediments and rely on revenue sources which have been historically sensitive to the economic environment. California’s diverse economy is the largest in the United States and one of the largest in the world with major components including high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.The Fund may impose a fee upon sale of your shares.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s CS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s CS class highest quarterly return was 0.66% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended June 30, 2022).
Average Annual Total Return Table
The following table represents the Fund’s CS class Average Annual Total Returns for the calendar period ended December 31, 2023.
Share Class	1 Year	5 Years	10 Years
CS:	2.34%	0.68%	0.42%
The Fund’s CS class 7-Day Net Yield as of December 31, 2023, was 3.00%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund’s CS class is generally $1,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for California taxes, to the extent derived from California tax-exempt investments and eligible for tax-exempt treatment under California law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts. Until May 5, 2024, the Fund normally invests its assets so that distributions are exempt from AMT, but in certain circumstances income from the Fund may be subject to AMT. Effective May 6, 2024, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary Information–Capital Shares
Federated Hermes California Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Capital Shares (CAP). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
CAP
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CAP
Management Fee	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.40%
Total Annual Fund Operating Expenses	0.70%
Fee Waivers and/or Expense Reimbursements[1]	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.38%
1
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CAP class (after the voluntary waivers and/or reimbursements) will not exceed 0.38% (the “Fee Limit“) up to but not including the later of (the “Termination Date”): (a)March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$72
3 Years	$224
5 Years	$390
10 Years	$871

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT). However, the Fund will normally invest its assets so that distributions are exempt from AMT.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by Federated Investment Management Company (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund’s investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
Effective on May 6, 2024, the following revised investment strategies apply:
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by Federated Investment Management Company (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Adviser invests in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.

What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s daily dividends include:
■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■ Liquidity Fees Risk. The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such liquidity fee is in the Fund’s best interests. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.

■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■ Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
■ California Risk. Because the Fund will invest a significant portion of its assets in securities of California issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund’s performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. California’s credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. However, California’s budget and fiscal operations face certain structural impediments and rely on revenue sources which have been historically sensitive to the economic environment. California’s diverse economy is the largest in the United States and one of the largest in the world with major components including high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.The Fund may impose a fee upon sale of your shares.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s CAP class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s CAP class highest quarterly return was 0.82% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended September 30, 2021).
Average Annual Total Return Table
The following table represents the Fund’s CAP class Average Annual Total Returns for the calendar period ended December 31, 2023.
Share Class	1 Year	5 Years	10 Years
CAP:	3.00%	1.07%	0.75%
The Fund’s CAP class 7-Day Net Yield as of December 31, 2023, was 3.64%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund’s CAP class is generally $25,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for California taxes, to the extent derived from California tax-exempt investments and eligible for tax-exempt treatment under California law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts. Until May 5, 2024, the Fund normally invests its assets so that distributions are exempt from AMT, but in certain circumstances income from the Fund may be subject to AMT. Effective May 6, 2024, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

What are the Fund’s Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT). However, the Fund will normally invest its assets so that distributions are exempt from AMT.
Federated Investment Management Company (the “Adviser”) actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments, including securities subject to the AMT with appropriate risk-adjusted returns. The Adviser also may invest in securities subject to the AMT in an attempt to provide diversification.
In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax.
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser’s assessment of the issuer’s credit quality, including the issuer’s or guarantor’s capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (WAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve’s monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in the Fund’s Statement of Additional Information (SAI). The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a WAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating WAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
Effective on May 6, 2024, the following investment strategies apply:
The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Federated Investment Management Company (the “Adviser”) actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments, including securities subject to the AMT with appropriate risk-adjusted returns. The Adviser also invests in securities subject to the AMT in an attempt to provide diversification.

In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax.
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser’s assessment of the issuer’s credit quality, including the issuer’s or guarantor’s capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (WAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve’s monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and munici¬pal notes, as well as other permissible investments as described in this Prospectus and in the Fund’s Statement of Additional Information (SAI). The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a WAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating WAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund’s investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.
What are the Fund’s Principal Investments?
The following provides general information on the Fund’s principal investments. The Fund’s Statement of Additional Information (SAI) provides information about the Fund’s non-principal investments and may provide additional information about the Fund’s principal investments.
TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest.
Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the

Demand Provider’s obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company’s loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. Effective May 6, 2024, the Fund invests in bonds the interest on which is subject to AMT on a regular basis.
Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies, managing its uninvested cash and/or other investment reasons consistent with the Fund’s investment objective and investment strategies. These investments may include shares of an affiliated fund, including a money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. These investments also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquired fund. For example, a conflict of interest can arise due to the possibility that the Adviser to the Fund could make a decision to redeem the Fund’s investment in the acquired fund. In the case of an investment in an affiliated fund, a conflict of interest can arise if, because of the Fund’s investment in the acquired fund, the acquired fund is able to garner more assets, thereby growing the acquired fund and increasing the management fees received by the investment adviser to the acquired fund, which would either be the Adviser or an affiliate of the Adviser. However, the Adviser believes that the benefits and efficiencies of making investments in other investment companies should outweigh the potential additional fees and/or expenses and resulting conflicts of interest. The Fund may invest in money market securities directly.
OTHER INVESTMENTS, TRANSACTIONS, TECHNIQUES
Additional Information Regarding the Security Selection Process
As part of analysis in its security selection process, among other factors, the Adviser also evaluates whether environmental, social and governance factors could have a positive or negative impact on the risk profiles of many issuers or guarantors in the universe of securities in which the Fund may invest. The Adviser may also consider information derived from active engagements conducted by its in-house stewardship team with certain issuers or guarantors on environmental, social and governance topics. This qualitative analysis does not automatically result in including or excluding specific securities but may be used by Federated Hermes as an additional input in its primary analysis.
Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund’s board or its delegate to present minimal credit risk based on an assessment of the issuer’s credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund’s Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund’s principal investments. These are the primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund or reduce the Fund’s daily dividends. Any additional risks associated with the Fund’s non-principal investments are described in the Fund’s SAI. The Fund’s SAI also may provide additional information about the risks associated with the Fund’s principal investments.
TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer’s authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer’s budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.

ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody’s Investor Services, Inc. and Standard & Poor’s that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO’s assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund’s portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund’s performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale across the market. This may increase redemptions from funds that hold impacted securities. Such a market event could result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
Liquidity Fees Risk
The Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
Interest Rate Risk
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities. Negative or very low interest rates magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, have unpredictable effects on markets and expose debt and related markets to heightened volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates and/or volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also is likely to be low or otherwise adversely affected or the Fund may be unable to maintain a positive return, or yield, or minimize the volatility of the Fund’s NAV per share or maintain a stable NAV.
Certain of the Fund’s investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund’s investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal or state/local regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund’s ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.

A single enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
RISK ASSOCIATED WITH USE OF AMORTIZED COST
In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low or negative interest rate environment may prevent the Fund from providing a positive return, or yield, or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. The Fund’s yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
California Risk
Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to a money market fund that invests in multiple states.
California’s credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. However, California’s financial operations face significant structural budget impediments and rely on revenue sources which have been historically sensitive to the economic environment. Past periods of dramatic revenue underperformance have resulted in significant budgetary deficits and reduced liquidity.
Since the Fund invests primarily in issuers from California, its performance also may be negatively affected by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. California’s diverse economy is the largest in the United States and one of the largest in the world. Major components include high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. California’s location is a benefit to its trade component; however, it also leads to above average exposure to international economic conditions. Any downturn in these sectors or related industries may adversely affect the economy of the state.
technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based (or shadow) NAV per Share on a daily basis for purposes of confirming that its NAV continues to approximate fair value. For purposes of calculating the shadow NAV and monitoring its comparison to the amortized cost-based NAV, pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee” is responsible for determining the fair value of investments in the shadow NAV for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair value determinations. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.
You can purchase, redeem or exchange Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund’s Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day’s dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on FederatedHermes.com/us. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated Hermes will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem and Exchange Shares”), it is processed at the next determined NAV. NAV is generally determined at 12:00 p.m., 1:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday), the last NAV will be determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
Because the Fund operates as a money market fund and seeks to maintain a stable $1.00 price per share, a low or negative interest rate environment could impact the Fund’s ability to maintain a stable $1.00 share price. If the Fund has a negative gross yield as a result of negative interest rates (a “negative interest rate event”), the Fund may reduce the number of shares outstanding on a pro rata basis through a reverse distribution mechanism (RDM) to seek to maintain a stable $1.00 price per share, to the extent permissible by applicable law and the Fund’s organizational documents and subject to a determination by the Board that implementing an RDM is in the best interests of the Fund and its shareholders. Alternatively, if the Fund has a negative interest rate event and/or the Board determines that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1.00 per share, the Board has the right to discontinue the use of a stable NAV of $1.00 per share and establish a fluctuating NAV per share rounded to four decimal places. If the Fund uses an RDM, the Fund will maintain a stable price per share, despite losing value, by reducing the number of its outstanding shares. Investors in the Fund would observe a stable share price but a declining number of shares for their investment. If the Fund converts to a fluctuating NAV under these circumstances, the Fund’s losses will be reflected through a declining share price. The Fund will notify shareholders of any such change. Shareholders should discuss any tax implications of implementing an RDM or converting to a fluctuating NAV with their tax adviser.
How is the Fund Sold?
The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this Prospectus only to accounts beneficially owned by natural persons (“Eligible Accounts”). The Fund offers the following Share classes: Wealth Shares (WS), Service Shares (SS), Cash II Shares (CII), Cash Series Shares (CS) and Capital Shares (CAP), each representing interests in a single portfolio of securities. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions may apply.

Under the Distributor’s Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Hermes, Inc. (“Federated Hermes,” formerly, Federated Investors, Inc.).
The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California tax-exempt securities.
Intra-Fund Share Conversion Program
A shareholder in the Fund’s Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
RULE 12b-1 FEES
CS & CII Classes
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.60% for CS class and 0.20% for CII class of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s CS and CII classes. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.
SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Hermes, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated Hermes. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The Fund has no present intention of paying, accruing or incurring any such Service Fees on the WS class until such time as approved by the Fund’s Board of Trustees.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The Fund has no present intention of paying, accruing or incurring any such Account Administration Fees on the WS class until such time as approved by the Fund’s Board of Trustees.
RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds, within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated Hermes fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.
For important account information, see the section “Security and Privacy Protection.”
The minimum initial investment amount for is generally $1,000 for the CS class. There is no minimum subsequent investment amount.
The minimum initial investment amount is generally $10,000 for the SS and CII classes. There is no minimum subsequent investment amount.
The minimum initial investment amount is generally $25,000 for the CAP and WS classes. There is no minimum subsequent investment amount.
Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through certain tax-advantaged accounts and trusts. These tax-advantaged accounts and trusts may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estate of natural persons; or certain other retirement and investment accounts, notwithstanding having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders, if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
The Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption. The Fund has adopted policies and procedures such that the Fund will be able: (a) to limit the beneficial owners of shares to natural persons; and (b) to allow the Fund to impose liquidity fees.
THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 1:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated Hermes EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or SS&C GIDS, Inc., the Fund’s transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Hermes Funds at the following address:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Hermes Funds
430 W 7th Street
Suite 219318
Kansas City, MO 64105-1407
Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or SS&C GIDS, Inc., the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud, the Fund may reject any purchase request involving a check that is not made payable to The Federated Hermes Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedHermes.com/us under “Resources” and then “Literature and Forms,” then “Forms.” You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Hermes Institutional Money Market Management, Federated Hermes Institutional Prime Obligations Fund, Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Value Obligations Fund, Class A Shares without a sales charge (“no-load Class A Shares”) and Class R Shares of any Fund provided that you meet any shareholder eligibility and minimum initial investment requirements for the Shares to be purchased (if applicable), both accounts have identical registrations, and you must receive a prospectus for the fund in which you wish to exchange.
By Online Account Services
You may access your accounts online to purchase Shares through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “Sign In” and “Access and Manage Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■ through a financial intermediary if you purchased Shares through a financial intermediary; or
■ directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day for each method of payment after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by noon Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.
If you call the Fund after noon Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
Send requests by private courier or overnight delivery service to:
The Federated Hermes Funds
430 W 7th Street
Suite 219318
Kansas City, MO 64105-1407
All requests must include:
■ Fund Name and Share Class, account number and account registration;
■ amount to be redeemed or exchanged;
■ signatures of all shareholders exactly as registered; and
■ if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■ your redemption will be sent to an address other than the address of record;
■ your redemption will be sent to an address of record that was changed within the last 30 days;
■ a redemption is payable to someone other than the shareholder(s) of record; or
■ transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
You may access your accounts online to redeem or exchange Shares through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “Sign In” and “Access and Manage Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■ An electronic transfer to your account at a financial institution that is an ACH member; or
■ Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■ Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Hermes (“Federated Hermes funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■ Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund’s portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund’s Board, which generally include distributions of a pro rata share of the Fund’s portfolio assets. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, securities received may be subject to market risk and the shareholder could incur taxable gains and brokerage or other charges in converting the securities to cash.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■ to allow your purchase to clear (as discussed below);
■ during periods of market volatility;
■ when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
■ during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■ when the NYSE is closed, other than customary weekend and holiday closings;
■ when trading on the NYSE is restricted, as determined by the SEC;
■ in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or
■ in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.

Certain special LIMITATIONS affecting REDEMPTIONs
The Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed which would remain in effect until the Board or its delegate determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed, the Board or its delegate may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations.
If liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate changes or removes a liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee will also be reported by the Fund to the SEC on Form N-CR until June 10, 2024 and, effective June 11, 2024, on Form N-MFP.
All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received by the Fund after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund’s agent before the Fund imposed liquidity fees.
Involuntary Redemptions
The Fund operates as a retail money market fund. Accordingly, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.

EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Hermes Institutional Money Market Management, Federated Hermes Institutional Prime Obligations Fund, Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Value Obligations Fund, no-load Class A Shares and Class R Shares of any Fund.
To do this, you must:
■ meet any applicable shareholder eligibility requirements;
■ ensure that the account registrations are identical;
■ meet any applicable minimum initial investment requirements; and
■ receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
CHECKWRITING
SS, CII, CS & CAP Classes
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.
DEBIT CARD
SS, CII, CS & CAP Classes
Effective September 30, 2016, the Fund began to reject new applications for a debit card. However, existing Fund shareholders who have a debit card will be permitted to continue to use it and, upon expiration of the debit card, will be permitted to renew the card. Debit card service is not transferable; it is applicable only to the account associated with the debit card service as of September 30, 2016. Shareholders with debit cards will continue to be subject to an annual service fee which the Fund will automatically deduct from their account.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund does not issue share certificates.
Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Hermes will not be responsible for losses that result from unauthorized transactions, unless Federated Hermes does not follow procedures designed to verify your identity. When initiating a transaction by telephone or online, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone or online. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.

Using FederatedHermes.com/us’s Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that Internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Hermes’ privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through FederatedHermes.com/us.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated Hermes fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.

Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the State of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder’s financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder’s specific rights and responsibilities under his or her state’s escheatment law(s), which can generally be found on a state’s official website.
ACCOUNTS WITH LOW BALANCES
Federated Hermes reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below:
■ $1,000 for the CS class;
■ $10,000 for the CII and SS classes;
■ $25,000 for the CAP and WS classes.
Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund and/or your financial intermediary provides year-end tax information and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund’s dividends will be exempt from the California taxes to the extent they are derived from interest on obligations exempt from such taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
FREQUENT TRADING POLICIES
Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.
Other funds in the Federated Hermes family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated Hermes funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated Hermes fund, please read the prospectus of that other Federated Hermes fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund’s WAM and WAL, Shadow NAV (market-based value of the Fund’s portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. These reports are also available on the SEC’s website at sec.gov.
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund’s portfolio holdings and/or composition may be posted to FederatedHermes.com/us. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other advisory subsidiaries of Federated Hermes combined, advise approximately 101 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds). Federated Hermes’ assets under management totaled approximately $757.6 billion as of December 31, 2023. Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with more than 2,000 employees. Federated Hermes provides investment products to more than 10,000 investment professionals and institutions.
The Adviser advises approximately 73 registered investment companies and also manages sub-advised funds. The Adviser’s assets under management totaled approximately $468.4 billion as of December 31, 2023.
ADVISORY FEES
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual and Semi-Annual Shareholder Reports for the periods ended October 31 and April 30, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.030	0.006	0.000[2]	0.005	0.013
Net realized gain (loss)	(0.001)	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.029	0.006	0.000[2]	0.005	0.013
Less Distributions:
Distributions from net investment income	(0.029)	(0.006)	(0.000)[2]	(0.005)	(0.013)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.029)	(0.006)	(0.000)[2]	(0.005)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.92%	0.62%	0.02%	0.53%	1.28%
Ratios to Average Net Assets:
Net expenses[4]	0.28%	0.24%	0.13%	0.27%	0.28%
Net investment income	2.95%	0.67%	0.01%	0.54%	1.25%
Expense waiver/reimbursement[5]	0.17%	0.19%	0.29%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$848,604	$507,675	$333,923	$584,821	$678,115

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2023, which can be obtained free of charge.

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.026	0.005	0.000[2]	0.004	0.010
Net realized gain (loss)	(0.000)[2]	(0.001)	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.026	0.004	0.000[2]	0.004	0.010
Less Distributions:
Distributions from net investment income	(0.026)	(0.004)	(0.000)[2]	(0.004)	(0.010)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.026)	(0.004)	(0.000)[2]	(0.004)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.66%	0.46%	0.02%	0.38%	1.03%
Ratios to Average Net Assets:
Net expenses[4]	0.53%	0.39%	0.13%	0.41%	0.53%
Net investment income	2.62%	0.43%	0.01%	0.37%	1.02%
Expense waiver/reimbursement[5]	0.17%	0.36%	0.62%	0.34%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$92,746	$108,627	$106,973	$149,764	$146,624

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2023, which can be obtained free of charge.

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.025	0.004	0.000[2]	0.003	0.009
Net realized gain (loss)	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.025	0.004	0.000[2]	0.003	0.009
Less Distributions:
Distributions from net investment income	(0.025)	(0.004)	(0.000)[2]	(0.003)	(0.009)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.025)	(0.004)	(0.000)[2]	(0.003)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.51%	0.38%	0.02%	0.30%	0.88%
Ratios to Average Net Assets:
Net expenses[4]	0.68%	0.37%	0.13%	0.47%	0.68%
Net investment income	2.51%	0.07%	0.01%	0.28%	0.87%
Expense waiver/reimbursement[5]	0.22%	0.61%	0.84%	0.50%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,388	$5,411	$235,112	$262,597	$207,071

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2023, which can be obtained free of charge.

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.021	0.002	0.000[2]	0.001	0.006
Net realized gain (loss)	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.001)
Total From Investment Operations	0.021	0.002	0.000[2]	0.001	0.005
Less Distributions:
Distributions from net investment income	(0.021)	(0.002)	(0.000)[2]	(0.001)	(0.005)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.021)	(0.002)	(0.000)[2]	(0.001)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.16%	0.25%	0.02%	0.15%	0.53%
Ratios to Average Net Assets:
Net expenses[4]	1.03%	0.61%	0.13%	0.59%	1.03%
Net investment income	2.07%	0.25%	0.01%	0.16%	0.56%
Expense waiver/reimbursement[5]	0.27%	0.77%	1.24%	0.76%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,592	$32,205	$27,742	$33,558	$21,190

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2023, which can be obtained free of charge.

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.028	0.005	0.000[2]	0.005	0.012
Net realized gain (loss)	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.028	0.005	0.000[2]	0.005	0.012
Less Distributions:
Distributions from net investment income	(0.028)	(0.005)	(0.000)[2]	(0.005)	(0.012)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.028)	(0.005)	(0.000)[2]	(0.005)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.82%	0.55%	0.02%	0.46%	1.18%
Ratios to Average Net Assets:
Net expenses[4]	0.38%	0.28%	0.13%	0.32%	0.38%
Net investment income	2.76%	0.45%	0.01%	0.44%	1.18%
Expense waiver/reimbursement[5]	0.17%	0.34%	0.49%	0.28%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,163	$42,201	$57,216	$126,413	$113,238

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2023, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information
The following charts provide additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The charts show the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratios used in each chart are the same as stated in the “Fees and Expenses” table of this Prospectus (and thus do not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST - WS CLASS
ANNUAL EXPENSE RATIO: 0.45%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$46.02	$10,455.00
2	$10,455.00	$522.75	$10,977.75	$48.12	$10,930.70
3	$10,930.70	$546.54	$11,477.24	$50.31	$11,428.05
4	$11,428.05	$571.40	$11,999.45	$52.60	$11,948.03
5	$11,948.03	$597.40	$12,545.43	$54.99	$12,491.67
6	$12,491.67	$624.58	$13,116.25	$57.49	$13,060.04
7	$13,060.04	$653.00	$13,713.04	$60.11	$13,654.27
8	$13,654.27	$682.71	$14,336.98	$62.84	$14,275.54
9	$14,275.54	$713.78	$14,989.32	$65.70	$14,925.08
10	$14,925.08	$746.25	$15,671.33	$68.69	$15,604.17
Cumulative		$6,158.41		$566.87

FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST - SS CLASS
ANNUAL EXPENSE RATIO: 0.70%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$71.51	$10,430.00
2	$10,430.00	$521.50	$10,951.50	$74.58	$10,878.49
3	$10,878.49	$543.92	$11,422.41	$77.79	$11,346.27
4	$11,346.27	$567.31	$11,913.58	$81.13	$11,834.16
5	$11,834.16	$591.71	$12,425.87	$84.62	$12,343.03
6	$12,343.03	$617.15	$12,960.18	$88.26	$12,873.78
7	$12,873.78	$643.69	$13,517.47	$92.05	$13,427.35
8	$13,427.35	$671.37	$14,098.72	$96.01	$14,004.73
9	$14,004.73	$700.24	$14,704.97	$100.14	$14,606.93
10	$14,606.93	$730.35	$15,337.28	$104.45	$15,235.03
Cumulative		$6,087.24		$870.54

FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST - CII CLASS
ANNUAL EXPENSE RATIO: 0.90%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$91.85	$10,410.00
2	$10,410.00	$520.50	$10,930.50	$95.61	$10,836.81
3	$10,836.81	$541.84	$11,378.65	$99.53	$11,281.12
4	$11,281.12	$564.06	$11,845.18	$103.61	$11,743.65
5	$11,743.65	$587.18	$12,330.83	$107.86	$12,225.14
6	$12,225.14	$611.26	$12,836.40	$112.28	$12,726.37
7	$12,726.37	$636.32	$13,362.69	$116.89	$13,248.15
8	$13,248.15	$662.41	$13,910.56	$121.68	$13,791.32
9	$13,791.32	$689.57	$14,480.89	$126.67	$14,356.76
10	$14,356.76	$717.84	$15,074.60	$131.86	$14,945.39
Cumulative		$6,030.98		$1,107.84

FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST - CS CLASS
ANNUAL EXPENSE RATIO: 1.30%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$132.41	$10,370.00
2	$10,370.00	$518.50	$10,888.50	$137.30	$10,753.69
3	$10,753.69	$537.68	$11,291.37	$142.38	$11,151.58
4	$11,151.58	$557.58	$11,709.16	$147.65	$11,564.19
5	$11,564.19	$578.21	$12,142.40	$153.12	$11,992.07
6	$11,992.07	$599.60	$12,591.67	$158.78	$12,435.78
7	$12,435.78	$621.79	$13,057.57	$164.66	$12,895.90
8	$12,895.90	$644.80	$13,540.70	$170.75	$13,373.05
9	$13,373.05	$668.65	$14,041.70	$177.07	$13,867.85
10	$13,867.85	$693.39	$14,561.24	$183.62	$14,380.96
Cumulative		$5,920.20		$1,567.74

FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST - CAP CLASS
ANNUAL EXPENSE RATIO: 0.70%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$71.51	$10,430.00
2	$10,430.00	$521.50	$10,951.50	$74.58	$10,878.49
3	$10,878.49	$543.92	$11,422.41	$77.79	$11,346.27
4	$11,346.27	$567.31	$11,913.58	$81.13	$11,834.16
5	$11,834.16	$591.71	$12,425.87	$84.62	$12,343.03
6	$12,343.03	$617.15	$12,960.18	$88.26	$12,873.78
7	$12,873.78	$643.69	$13,517.47	$92.05	$13,427.35
8	$13,427.35	$671.37	$14,098.72	$96.01	$14,004.73
9	$14,004.73	$700.24	$14,704.97	$100.14	$14,606.93
10	$14,606.93	$730.35	$15,337.28	$104.45	$15,235.03
Cumulative		$6,087.24		$870.54

An SAI dated February 29, 2024, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
The Fund’s shareholder reports will be made available on FederatedHermes.com/us/FundInformation, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the Fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through e-delivery.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on FederatedHermes.com/us.
You can obtain information about the Fund (including the SAI) by accessing Fund information from the EDGAR Database on the SEC’s website at sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov.

Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us atFederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 60934N369
CUSIP 60934N351
CUSIP 60934N179
CUSIP 608919403
CUSIP 608919502
Q452552 (2/24)
© 2024 Federated Hermes, Inc.

Statement of Additional Information
February 29, 2024

Shares | Ticker	Wealth | CAIXX	Service | CACXX	Cash II | CALXX
	Cash Series | CCSXX	Capital | CCCXX

Federated Hermes California Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated Hermes California Municipal Cash Trust (the “Fund”), dated February 29, 2024.
This SAI incorporates by reference the Fund’s Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
6	Investment Objective (and Policies) and Investment Limitations
8	What Do Shares Cost?
9	How is the Fund Sold?
12	Purchases In-Kind
12	Redemption In-Kind
12	Massachusetts Partnership Law
12	Share Information
13	Tax Information
14	Who Manages and Provides Services to the Fund?
27	Financial Information
27	Investment Ratings
31	Addresses
32	Appendix A
33	Appendix B - California State Risk
Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
G00329-02 (2/24)
©2024 Federated Hermes, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Federated Hermes Money Market Obligations Trust (the “Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.
The Board of Trustees (the “Board”) has established five classes of shares of the Fund, known as Service Shares, Wealth Shares, Cash II Shares, Capital Shares and Cash Series Shares (“Shares”). This SAI relates to all classes of Shares. The Fund’s investment adviser is Federated Investment Management Company (the “Adviser”).
Effective June 26, 2020, the Trust changed its name from Money Market Obligations Trust to Federated Hermes Money Market Obligations Trust and the Fund changed its name from Federated California Municipal Cash Trust to Federated Hermes California Municipal Cash Trust.
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund’s Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
1

Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants’ sales, and related tax collections, failed to increase as anticipated.
Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds (“Federated Hermes funds”) advised by subsidiaries of Federated Hermes, Inc. (“Federated Hermes,” formerly, Federated Investors, Inc.) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated Hermes funds, and an inter-fund loan is only made if it benefits each participating Federated Hermes fund. Federated Hermes administers the program according to procedures approved by the Fund’s Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated Hermes funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund’s participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated Hermes fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated Hermes fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Coverage
In accordance with the requirements of Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”), any borrowings by the Fund, including reverse repurchase agreements, will be made only to the extent the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all of its borrowings.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
2

Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury’s obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
3

Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund’s board or its delegate to present minimal credit risk based on an assessment of the issuer’s credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund’s Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security’s issuer or guarantor’s financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor’s industry within the economy and relative to economic trends, as well as the issuer or guarantor’s competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund’s portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund’s principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
4

Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund’s ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
LARGE SHAREHOLDER RISK
A significant percentage of the Fund’s shares may be owned or controlled by a large shareholder. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Fund’s net asset value and performance and could cause the Fund to buy or sell securities at inopportune times in order to meet purchase or redemption requests.
CYBERSECURITY AND OPERATIONAL RISK
Like other funds and business enterprises, Federated Hermes’ business relies on the security and reliability of information and communications technology, systems and networks. Federated Hermes uses digital technology, including, for example, networked systems, email and the Internet, as well as mobile devices and “cloud”-based service offerings, to conduct business operations and engage clients, customers, employees, products, accounts, shareholders and relevant service providers, among others. Federated Hermes, as well as its funds and certain service providers, also generate, compile and process information for purposes of preparing and making filings or reports to governmental agencies, or providing reports or statements to customers, and a cybersecurity attack or incident that impacts that information, or the generation and filing processes, can prevent required regulatory filings and reports from being made, or reports or statements from being delivered, or cause the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). The use of the Internet and other electronic media and technology exposes the Fund, the Fund’s shareholders, and the Fund’s service providers, and their respective operations, to potential risks from cybersecurity attacks or incidents (collectively, “cyber-events”). The work-from-home environment necessitated by the novel coronavirus (“COVID-19”) pandemic has increased the risk of cyber incidents given the increase in cyber attack surface stemming from the use of personal devices and non-office or personal technology.
Cyber-events can result from intentional (or deliberate) attacks or unintentional events by insiders (e.g., employees) or third parties, including cybercriminals, competitors, nation-states and “hacktivists,” among others. Cyber-events can include, for example, phishing, credential harvesting or use of stolen access credentials, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), structured query language attacks, infection from or spread of malware, ransomware, computer viruses or other malicious software code, corruption of data, exfiltration of data to malicious sites, the dark web or other locations or threat actors, and attacks (including, but not limited to, denial of service attacks on websites) which shut down, disable, slow, impair or otherwise disrupt operations, business processes, technology, connectivity or website or Internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events on a daily basis. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Cyber-events can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. To date, cyber-events have not had a material adverse effect on the Fund’s business operations or performance.
Cyber-events can affect, potentially in a material way, Federated Hermes’ relationships with its customers, employees, products, accounts, shareholders and relevant service providers. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, damage to employee perceptions of the company, and additional compliance costs associated with corrective measures and credit monitoring for impacted individuals. A cyber-event can cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, generate or make filings or deliver reports or statements, calculate the Fund’s NAV, or allow shareholders to transact business or other disruptions to operations), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also can result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund’s investments to lose value.
5

The Fund’s Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. The Fund’s Adviser employs various measures aimed at mitigating cybersecurity risk, including, among others, use of firewalls, system segmentation, system monitoring, virus scanning, periodic penetration testing, employee phishing training and an employee cybersecurity awareness campaign. Among other service provider management efforts, Federated Hermes also conducts due diligence on key service providers relating to cybersecurity. Federated Hermes has established a committee to oversee Federated Hermes’ information security and data governance efforts, and updates on cyber-events and risks are reviewed with relevant committees, as well as Federated Hermes’ and the Fund’s Boards of Directors or Trustees (or a committee thereof), on a periodic (generally quarterly) basis (and more frequently when circumstances warrant) as part of risk management oversight responsibilities. However, there is no guarantee that the efforts of Federated Hermes, the Fund’s Adviser or its affiliates, or other service providers, will succeed, either entirely or partially as there are limits on Federated Hermes’ and the Fund’s ability to prevent, detect or mitigate cyber-events. Among other reasons, the cybersecurity landscape is constantly evolving, the nature of malicious cyber-events is becoming increasingly sophisticated and the Fund’s Adviser, and its relevant affiliates, cannot control the cyber systems and cybersecurity systems of issuers or third-party service providers.
The Fund can be exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as the COVID-19 pandemic), can adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Investment Objective (and Policies) and Investment Limitations
The fundamental investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.
Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and California state income tax.
The fundamental investment objective and policies may not be changed by the Board without shareholder approval.
INVESTMENT LIMITATIONS
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
6

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (the “1940 Act”).
Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
The above limitations are fundamental and cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund’s outstanding voting securities,” as defined by the 1940 Act, which means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Fund. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.
Additional Information
For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
As a non-fundamental operating policy, the investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.” For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. Investments in private activity bonds will be classified according to the non-governmental entity from which the bond’s principal and interest payments are principally derived. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes.
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REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed, which would remain in effect until the Board or its delegate determines that the fee is no longer in the best interests of the Fund.. In the event that a liquidity fee is imposed, the Board or its delegate may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund’s NAV determinations.
If liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate, changes or removes a liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee will also be reported by the Fund to the SEC on Form N-CR until June 10, 2024 and, effective June 11, 2024, on Form N-MFP.
All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares, and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemption in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund’s agent before the Fund imposed liquidity fees.
What Do Shares Cost?
Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. The Fund uses this adjusted cost to value the investment.
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Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund’s portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true. A low or negative interest rate environment impacts, in a negative way, the Fund’s ability to provide a positive return, or yield, to its shareholders, pay expenses out of current income, and/or achieve its investment objective, including maintaining a stable NAV of $1.00 per share.
The Fund’s use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund’s investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
How is the Fund Sold?
Under the Distributor’s Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
Rule 12b-1 Plan (CASH II SHARES AND CASH SERIES SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.
In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund’s service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
For some classes of shares the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor’s efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the
9

Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated Hermes funds and any services it provides, as well as the fees and/or commissions it charges.
Regarding the Fund’s Wealth Share Class, the Wealth Share Class of the Fund currently does not accrue, pay or incur any shareholder services/account administration fees, although the Board of Trustees has approved the Wealth Share Class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The Wealth Share Class of the Fund will not accrue, pay or incur such fees until such time as approved by the Fund’s Board of Trustees.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated Hermes funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that offer Federated Hermes investment companies to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include, but are not limited to: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary’s mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated Hermes fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include reimbursement of transaction costs, and financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events. The Distributor may also provide additional compensation to financial intermediaries for services rendered in connection with technology and programming set-up, platform development and maintenance or similar services and for the provision of sales-related data to the Adviser and/orits affiliates.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2023, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated Hermes fund shares or provide services to the Federated Hermes funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2023, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
AE Wealth Management, LLC
Aegis Financial
All Star Financial
American Enterprise Investment Services Inc.
American Portfolios Advisors, Inc.
Aon Securities Corp.
Arete Wealth Management, LLC
Assetmark, Inc.
Atlas Private Wealth Management, LLC
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BlackRock Investments, LLC
BofA Securities, Inc.
Bolton Global Capital, Inc.
Boyd Capital Management
Broadridge Business Process Outsourcing, LLC
Callan
Cambridge Financial Group, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
Citigroup Global Markets Inc.
Citizens Securities, Inc.
Comerica Securities, Inc.
Commonwealth Financial Network
Davenport & Company LLC
Deutsche Bank Securities Inc.
Dynasty Wealth Management, LLC
Edward D. Jones & Co., LP
Empower Financial Services, Inc.
Envestnet PMC
FBL Marketing Services, LLC
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
Fifth Third Securities, Inc.
FIS Brokerage & Securities Services LLC
Global Retirement Partners LLC
Goldman Sachs & Co. LLC
HighTower Securities, LLC
Hilltop Securities, Inc.
HUB International Investment Services Inc.
Huntington Securities, Inc.
Insigneo Securities, LLC
Institutional Cash Distributors, LLC
Interactive Brokers LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Jefferies LLC
John Hancock Mutual Life Insurance Co
Kestra Investment Services LLC
Key Investment Services LLC
KeyBanc Capital Markets Inc.
Keystone Financial Planning, Inc.
Leafhouse Financial Advisors, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Distributors, Inc.
Lincoln Investment Planning, LLC
LPL Financial LLC
Marquette Associates, Inc.
Mercer Global Advisors Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
MML Investors
Monarch Wealth Strategies
Morgan Stanley Smith Barney LLC
National Financial Services LLC
Nationwide Investment Services Corporation
NewEdge Securities, Inc.
Northwestern Mutual Investment Services, LLC
OneDigital Investment Advisors
Open Range Financial Group, LLC
Oppenheimer & Company, Inc.
Orion Portfolio Solutions LLC
Osaic Institutions, Inc.
Osaic Wealth, Inc.
Paychex Securities Corp.
Pensionmark Financial Group, LLC
Pershing LLC
Planmember Securities Corporation
PNC Capital Markets, LLC
PNC Investments LLC
Principal Securities, Inc.
Private Client Services, LLC
Private Wealth Advisors, Inc.
Prudential Investment Management Services LLC
Putnam Investment Management, LLC
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Robert W Baird & Co. Incorporated
Rockefeller Capital Management
Royal Alliance Associates, Inc.
Sagepoint Financial, LLC
Sanctuary Securities, Inc.
Sanford C. Bernstein & Company, LLC
SBC Wealth Management
Securities America, Inc.
Security Distributors, LLC
Sentry Advisors, LLC
Spire Securities, LLC
State Street Global Markets, LLC
Steward Partners Investment Advisory, LLC
Stifel, Nicolaus & Company, Incorporated
Strategic Financial Partners, Ltd
TD Ameritrade, Inc.
TD Private Client Wealth LLC
Teachers Insurance and Annuity Association of America
The Huntington Investment Company
The Vanguard Group, Inc.
Thrivent Investment Management Inc.
Towerpoint Wealth, LLC
Treasury Brokerage
Truist Investment Services, Inc.
Truist Securities, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America, L.P.
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Validus Capital LLC
Vanguard Marketing Corporation
Veridian Capital Partners
Vining-Sparks-IBG, LLC
Vision Financial Markets, LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Webb Financial Group, LLC
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
Woodbury Financial Services, Inc.

Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities’ values prior to sale.
Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
In the unlikely event a shareholder or former shareholder is held personally liable for the Trust’s obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust’s Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
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It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
SHAREHOLDERS OF THE FUND
As of February 7, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Wealth Shares: Morgan Stanley Smith Barney, Jersey City, NJ, owned approximately 603,977,922 Shares (60.99%); Raymond James, St. Petersburg, FL, owned approximately 86,407,047 (8.72%); UBS WM USA, Weehawken, NJ, owned approximately 78,716,541 (7.94%); and Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 49,840,775 (5.03%).
As of February 7, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Service Shares: American Enterprise Inv Svc., Minneapolis, MN, owned approximately 43,314,098 Shares (47.69%); Farmers & Merchants Bank Long Beach, Long Beach, CA, owned approximately 31,041,791 Shares (34.17%); Band & Co, Milwaukee, WI, owned approximately 7,943,119 Shares (8.74%); and Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 5,238,936 Shares (5.76%).
As of February 7, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Cash II Shares: Pershing LLC, Jersey City, NJ, owned approximately 5,939,831 Shares (86.62%); and FMSBONDS Inc., Boca Roton, FL, owned approximately 405,322 Shares (5.91%).
As of February 7, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Cash Series Shares: Pershing LLC, Jersey City, NJ, owned approximately 20,979,888 Shares (99.85%).
As of February 7, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Capital Shares: Pershing LLC, Jersey City, NJ, owned approximately 36,377,087 Shares (79.30%); and National Financial Services LLC, Jersey City, NJ, owned approximately 8,739,776 Shares (19.05%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Morgan Stanley Smith Barney is organized in the State of Delaware and is a subsidiary of Morgan Stanley, organized in the State of Delaware.
Farmers & Merchants Bank Long Beach is organized in the State of California.
American Enterprise Investment Services Inc. is organized in the State of Minnesota.
Pershing LLC is organized in the State of Delaware and is a wholly owned subsidiary of The Bank of New York Mellon Corporation which is organized in the State of Delaware.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by the Fund.
The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.
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State Taxes
Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50% of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note designating exempt-interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.
Dividends of the Fund are not exempt from the California taxes payable by corporations.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised 16 portfolios, and the Federated Hermes Complex consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Complex and serves for an indefinite term.
As of February 7, 2024, the Fund’s Board and Officers as a group owned less than 1% of each Class of the Fund’s outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■ Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated Hermes funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■ Desire and availability to serve for a substantial period of time, taking into account the Board’s current mandatory retirement age of 75 years.
■ No conflicts which would interfere with qualifying as independent.
■ Appropriate interpersonal skills to work effectively with other Independent Trustees.
■ Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■ Diversity of background.
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Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President andTrustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Complex; Director or Trustee of the
Funds in the Federated Hermes Complex; President, Chief Executive
Officer and Director, Federated Hermes, Inc.; Chairman and Trustee,
Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global
Investment Management Corp.; Chairman and Trustee, Federated Equity
Management Company of Pennsylvania; Trustee, Federated Shareholder
Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President
and Chief Executive Officer, Federated Investment Management Company,
Federated Global Investment Management Corp. and Passport
Research, Ltd.; Chairman, Passport Research, Ltd.
		$0	$0
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain funds in the
Federated Hermes Complex; Chief Financial Officer, Treasurer, Vice
President and Assistant Secretary, Federated Hermes, Inc.; Chairman and
Trustee, Federated Administrative Services; Chairman and Director,
Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling, and
Federated Investment Management Company; Director, MDTA LLC;
Director, Executive Vice President and Assistant Secretary, Federated
Securities Corp.; Director or Trustee and Chairman, Federated Services
Company and Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary,
Federated Investment Management Company, Federated Global
Investment Management Company and Passport Research, LTD; Treasurer,
Passport Research, LTD; Executive Vice President, Federated Securities
Corp.; and Treasurer, FII Holdings, Inc.
		$0	$0
*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
John G. Carson Birth Date: May 15, 1965 Trustee Indefinite Term Began serving: January 2024
Principal Occupations: Director or Trustee of certain Funds in the
Federated Hermes Complex; Chief Executive Officer, Chief Investment
Officer, Northstar Asset Management (Financial Services); formerly, Chief
Compliance Officer, Northstar Asset Management (Financial Services).
Other Directorships Held: None.
Qualifications: Mr. Carson has served in various business management roles throughout his career. Mr. Carson was a Vice President at the
Glenmede Trust Company and a Managing Director at Oppenheimer &
Company. Prior to that he spent more than a decade with the Bank of
America/Merrill Lynch as a Director of Institutional Sales. Earlier on,
Mr. Carson held similar positions for Wertheim Schroder/Schroders PLC and Drexel Burnham Lambert.
		$0	$0
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Complex; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead Director,
Member of the Audit and Nominating and Corporate Governance
Committees, Haverty Furniture Companies, Inc.; formerly, Director,
Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst &
Young LLP (public accounting firm). Mr. Hough serves on the President’s
Cabinet and Business School Board of Visitors for the University of
Alabama. Mr. Hough previously served on the Business School Board of
Visitors for Wake Forest University, and he previously served as an
Executive Committee member of the United States Golf Association.
		$608.68	$365,000
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Adjunct Professor of Law, Emerita, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School of
Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne
University (as well as Interim Dean). Judge Lally-Green previously served as
Director of the Office of Church Relations and later as Associate General
Secretary for the Diocese of Pittsburgh, a member of the Superior Court of
Pennsylvania and as a Professor of Law, Duquesne University School of Law.
Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the Judicial Ethics Advisory Board.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy
Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and
Director, CNX Resources Corporation (natural gas). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh;
Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar
Institute; Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.
		$550.32	$330,000
16

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Complex; Sole Proprietor, Navigator
Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief Executive Officer and President, Managing
Director and Chief Investment Officer, Fleet Investment Advisors; President
and Chief Executive Officer, Aeltus Investment Management, Inc.; General
Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment
Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending
Officer, Fleet Bank; Director and Consultant, EZE Castle Software
(investment order management software); Director, Midway Pacific
(lumber); and Director, The Golisano Children’s Museum of Naples, Florida.
		$550.32	$330,000
Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; formerly, Senior Vice President for Legal Affairs, General Counsel
and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as
Senior Vice President for Legal Affairs, General Counsel and Secretary of
Board of Directors and Director of Risk Management and Associate General
Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy Hospital, and as a member of the Board of
Directors of Catholic Charities, Pittsburgh.
		$500.27	$300,000
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer,
University of Pittsburgh and Executive Vice President and Chief Legal
Officer, CONSOL Energy Inc. (split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and
Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as
Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey
previously served as Chief Legal Officer and Executive Vice President,
CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics
Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
		$550.32	$330,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: None. Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$500.27	$300,000
17

OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Complex; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services,
Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services
Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA,
LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution
Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee
and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative
Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities
Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company;
and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes,
Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Complex; Vice President
and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to
joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive
Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated Hermes’ tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated Hermes’ Tax-Free Money Markets in 2010. She joined Federated
Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996.
Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

*
Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. In the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. The Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
18

The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund’s most recently ended fiscal year and the portion of that fee paid by the Fund or Corporation/Trust.1
EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Fund (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
John T. Collins[2]	$642.02	$385,000
Charles F. Mansfield, Jr.	$98.56	$60,000
1
The fees paid to a Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund’s net assets at that time.
2
John T. Collins retired from the Federated Hermes Funds Board of Directors/Trustees on December 31, 2023. Mr. Collins was appointed as Emeritus Director/Trustee on February 15, 2024 to become retroactively effective as of January 1, 2024. Until December 31, 2023, Mr. Collins was compensated as a Director/Trustee of the Fund. The compensation provided in the table above reflects compensation that Mr. Collins received from the Fund for his service to the Fund for the Fund’s last fiscal year and the total compensation that Mr. Collins received for his service to the Federated Hermes Funds Board for the calendar year ended December 31, 2023. Mr. Collins has not yet been paid compensation as Emeritus Director/Trustee.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated Hermes or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue G. Thomas Hough John S. Walsh
In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive
Committee shall deem to be in the best interests of the Trust. However, the
Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.
One
Audit	Maureen Lally-Green Thomas M. O’Neill P. Jerome Richey John S. Walsh
The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund’s internal control over financial reporting and the quality, integrity and independent audit of the Fund’s financial statements.
The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund’s independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund’s internal audit function.
Seven
19

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	John G. Carson G. Thomas Hough Maureen Lally-Green Thomas M. O’Neill Madelyn A. Reilly P. Jerome Richey John S. Walsh
The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund’s Board when vacancies occur. The Committee will consider candidates recommended by shareholders,
Independent Trustees, officers or employees of any of the Fund’s agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund’s address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.
Three
BOARD’S ROLE IN RISK OVERSIGHT
The Board’s role in overseeing the Fund’s general risks includes receiving performance reports for the Fund and risk management reports from Federated Hermes’ Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated Hermes, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund’s Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund’s financial reporting and valuation risks. The Audit Committee meets regularly with the Fund’s Principal Financial Officer and outside auditors, as well as with Federated Hermes’ Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Hermes Family Of Investment Companies As Of December 31, 2023
Interested Board Member Name	Dollar Range of Shares Owned in Federated Hermes California Municipal Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Hermes Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John G. Carson	None	None
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Thomas M. O’Neill	None	Over $100,000
Madelyn A. Reilly	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated Hermes.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
20

In December 2017, Federated Investors, Inc., now Federated Hermes, became a signatory to the Principles for Responsible Investment (PRI). The PRI is an investor initiative in partnership with the United Nations Environment Programme Finance Initiative and the United Nations Global Compact. Commitments made as a signatory to the PRI are not legally binding, but are voluntary and aspirational. They include efforts, where consistent with our fiduciary responsibilities, to incorporate environmental, social and corporate governance (ESG) issues into investment analysis and investment decision making, to be active owners and incorporate ESG issues into our ownership policies and practices, to seek appropriate disclosure on ESG issues by the entities in which we invest, to promote acceptance and implementation of the PRI within the investment industry, to enhance our effectiveness in implementing the PRI, and to report on our activities and progress towards implementing the PRI. Being a signatory to the PRI does not obligate Federated Hermes to take, or not take, any particular action as it relates to investment decisions or other activities.
In July 2018, Federated Investors, Inc., now Federated Hermes, acquired a majority interest in Federated Hermes Limited (FHL) (formerly, Hermes Fund Managers Limited), a pioneer of integrated ESG investing. Federated Hermes now owns 100% of FHL. FHL’s experience with ESG issues contributes to Federated Hermes’ understanding of material risks and opportunities these issues may present.
EOS at Federated Hermes, which was established as Hermes Equity Ownership Services Limited (EOS) in 2004 as an affiliate of FHL and Hermes Investment Management Limited, is a 50+ member engagement and stewardship team that conducts long-term, objectives-driven dialogue with board and senior executive level representatives of approximately 1,000 unique issuers annually. It seeks to address the most material ESG risks and opportunities through constructive and continuous discussions with the goal of improving long-term results for investors. Engagers’ deep understanding across sectors, themes and regional markets, along with language and cultural expertise, allows EOS to provide insights to companies on the merits of addressing ESG risks and the positive benefits of capturing opportunities. Federated Hermes investment management teams have access to the insights gained from understanding a company’s approach to these long-term strategic matters as an additional input to improve portfolio risk/return characteristics.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by Rule 17j-1 of the Investment Company Act of 1940 and Rule 204A-1 under the Investment Advisers Act (as applicable), the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund’s portfolio. The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
As an investment adviser with a fiduciary duty to the Fund and its shareholders, the Adviser’s general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted in a manner that is consistent with the investment objectives of the Fund. Generally, this will mean voting for proposals that the Adviser believes will improve the management of a company, increase the rights or preferences of the voted securities, or increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The Adviser generally votes consistently on the same matter when securities of an issuer are held by multiple client portfolios. However, the Adviser may vote differently if a client’s investment objectives differ from those of other clients or if a client explicitly instructs the Adviser to vote differently.
21

The following examples illustrate how the General Policy may apply to the most common management proposals and shareholder proposals. However, whether the Adviser supports or opposes a proposal will always depend on a thorough understanding of the Fund’s investment objectives and the specific circumstances described in the proxy statement and other available information.
On matters related to the board of directors, generally, the Adviser will vote to elect nominees to the board in uncontested elections except in certain circumstances, such as where the director: (1) had not attended at least 75% of the board meetings during the previous year; (2) serves as the company’s chief financial officer, unless the company is headquartered in the UK where this is market practice; (3) has become overboarded (more than five boards for retired executives and more than two boards for CEOs); (4) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (5) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (6) served on a board that did not implement a shareholder proposal that the Adviser supported and received more than 50% shareholder support the previous year. In addition, the Adviser will generally vote in favor of: (7) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; (8) shareholder proposals to declassify the board of directors; (9) shareholder proposals to require a majority voting standard in the election of directors; (10) shareholder proposals to separate the roles of chairman of the board and CEO; (11) a proposal to require a company’s audit committee to be comprised entirely of independent directors; and (12) shareholder proposals to eliminate supermajority voting requirements in company bylaws.
On other matters of corporate governance, generally, the Adviser will vote: (1) in favor of proposals to grant shareholders the right to call a special meeting if owners of at least 10% of the outstanding stock agree; (2) against proposals to allow shareholders to act by written consent; (3) on a case-by-case basis for proposals to adopt or amend shareholder rights plans (also known as “poison pills”); (4) in favor of shareholder proposals to eliminate supermajority requirements in company bylaws; and (5) in favor of shareholder proposals calling for “Proxy Access,” that is, a bylaw change allowing shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors.
Generally, the Adviser will vote every shareholder proposal of an environmental or social nature on a case-by-case basis. The quality of these shareholder proposals varies widely across markets. Similarly, company disclosures of their business practices related to environmental and social risks are not always adequate for investors to make risk assessments. Thus, the Adviser places great importance on company-specific analyses to determine how to vote. Above all, the Adviser will vote in a manner that would enhance the long-term value of the investment within the framework of the client’s investment objectives.
The Adviser’s general approach to analyzing these proposals calls for considering the literal meaning of the written proposal, the financial materiality of the proposal’s objective and the practices followed by industry peers. This analysis utilizes research reports from the Adviser’s proxy advisors, company filings, as well as reports published by the company and other outside organizations.
On matters of capital structure, generally, the Adviser will vote proxies for U.S. issuers on a case-by-case basis for proposals to authorize the issuance of new shares if not connected to an M&A transaction and the potential dilution is more than 10%, against proposals to create multiple-class voting structures where one class has superior voting rights to the other classes, in favor of proposals to authorize reverse stock splits unless the amount of authorized shares is not also reduced proportionately. Generally, the Adviser will vote proxies for non-U.S. issuers in favor of proposals to authorize issuance of shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders.
Votes on executive compensation come in many forms, including advisory votes on U.S. executive compensation plans (“Say On Pay”), advisory and binding votes on the design or implementation of non-U.S. executive remuneration plans and votes to approve new equity plans or amendments to existing plans. Generally, the Adviser will support compensation arrangements that are aligned with the client’s long-term investment objectives. With respect to Say On Pay proposals, the Adviser will generally vote in favor unless the compensation plan has failed to align executive compensation with corporate performance, or the design of the plan is likely to lead to misalignment in the future. The Adviser supports the principle of an annual shareholder vote on executive pay and will generally vote accordingly on proposals which set the frequency of the Say On Pay vote.
In some markets, especially Europe, shareholders are provided a vote on the remuneration policy, which sets out the structural elements of a company’s executive remuneration plan on a forward-looking basis. The Adviser will generally support these proposals unless the design of the remuneration policy fails to appropriately link executive compensation with corporate performance, total compensation appears excessive relative to the company’s industry peer group, with local market dynamics also taken into account; or there is insufficient disclosure to enable an informed judgment, particularly as it relates to the disclosure of the maximum amounts of compensation that may be awarded.
The Adviser will generally vote in favor of equity plan proposals unless they result in unreasonable dilution to existing shareholders, permit replacement of “underwater” options with new options on more favorable terms for the recipient, or omit the criteria for determining the granting or vesting of awards.
22

On matters relating to corporate transactions, the Adviser will generally vote in favor of mergers, acquisitions and sales of assets if the Adviser’s analysis of the proposed business strategy and the transaction price would have a positive impact on the total return for shareholders.
If a shareholders meeting is contested, that is, shareholders are presented with a set of director candidates nominated by company management and a set of director candidates nominated by a dissident shareholder, the Adviser will study the proposed business strategies of both groups and vote in a way that maximizes expected total return for the Fund.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
To the extent that the Adviser is permitted to loan securities, the Adviser does not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, provided that the Adviser considers that the benefits of voting on the securities are greater than the associated costs, including the opportunity cost of the lost revenue that would otherwise be generated by the loan. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The Adviser will take into account feedback from issuers on the voting recommendations of the Adviser’s proxy advisory firm if the feedback is provided at least five days before the voting cut-off date. In certain circumstances, primarily those where the Adviser’s voting policy is absolute and without exception, issuer feedback will not be part of the voting decision. For example, it is the Adviser’s policy to always support a shareholder proposal to separate the roles of chairman of the board and CEO. Thus, any comments from the issuer opposing this proposal would not be considered.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below); (b) if the Adviser is casting votes for the same proxy on behalf of a regular qualitative account and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy advisory firm is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee.
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. Besides voting the proxies, this work includes engaging with investee companies on corporate governance matters, managing the proxy advisory firm, soliciting voting recommendations from the Adviser’s investment professionals, bringing voting recommendations to the Proxy Committee for approval, filing with regulatory agencies any required proxy voting reports, providing proxy voting reports to clients and investment companies as they are requested from time to time and keeping the Proxy Committee informed of any issues related to corporate governance and proxy voting.
The Adviser has compiled a list of specific voting instructions based on the General Policy (the “Standard Voting Instructions”). The Standard Voting Instructions and any modifications to them are approved by the Proxy Committee. The Standard Voting Instructions sometimes call for an investment professional to review the ballot question and provide a voting recommendation to the Proxy Committee (a “case-by-case vote”). The foregoing notwithstanding, the Proxy Committee always has the authority to determine a final voting decision.
The Adviser has hired a proxy advisory firm to perform various proxy voting related administrative services such as ballot reconciliation, vote processing and recordkeeping functions. The Proxy Committee has supplied the proxy advisory firm with the Standard Voting Instructions. The Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is in accordance with the General Policy. The proxy advisory firm may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case handling for a
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proposal, the PVOT will work with the investment professionals and the proxy advisory firm to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee’s final voting decision to the proxy advisory firm. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.
A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. This requirement includes engagement meetings with investee companies and does not include communications with proxy solicitation firms. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders’ meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated Hermes mutual fund, generally the Adviser will proportionally vote the client’s proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund’s proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund’s proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company’s outstanding voting securities at the time of the vote (“Downstream Affiliate”), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company’s securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers’ Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy advisory firm board member also sits on the board of a public company for which the proxy advisory firm will write a research report. This and similar situations give rise to an actual or apparent conflict of interest.
In order to avoid concerns that the conflicting interests of the engaged proxy advisory firm have influenced proxy voting recommendations, the Adviser will take the following steps:
■ A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy advisory firm on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy advisory firm has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
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■ Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy advisory firm recommendation and the proxy advisory firm has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy advisory firm for that issuer; (b) the Director of Proxy Voting, or his designee, will review both the engaged proxy advisory firm research report and the research report of the other proxy advisory firm and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Holdings Information
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund’s WAM and WAL, Shadow NAV (market-based value of the Fund’s portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. These reports are also available on the SEC’s website at sec.gov.
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund’s portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
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Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund’s Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated Hermes, provides administrative personnel and services, including certain legal, compliance and financial administrative services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
SS&C GIDS, Inc., the Fund’s registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund’s financial statements and financial highlights are free of material misstatement.
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Fees Paid by the Fund for Services
For the Year Ended October 31	2023	2022	2021
Advisory Fee Earned	$2,336,882	$2,115,761	$2,849,071
Advisory Fee Waived	$1,343,096	$1,377,664	$2,700,055
Net Administrative Fee	$608,397	$553,501	$743,589
Net 12b-1 Fee:
Cash II Shares	$8,143	$117,508	$—
Cash Series Shares	$114,952	$83,765	$—
Net Shareholder Services Fee:
Service Shares	$216,356	$159,339	$—
Cash II Shares	$13,573	$148,093	$—
Capital Shares	$38,593	$29,729	$—
Cash Series Shares	$56,390	$26,929	$—
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (“Rule 12b-1”) fees and shareholder services fees, which are borne only by the applicable class of Shares.
Securities Lending Activities
The Fund does not participate in a securities lending program and did not engage in any securities lending activities during the Fund’s most recent fiscal year.
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2023, are incorporated herein by reference to the Annual Report to Shareholders of Federated Hermes California Municipal Cash Trust dated October 31, 2023.
Investment Ratings
STANDARD & POOR’S (S&P) RATINGS
S&P MUNICIPAL SHORT-TERM Note RATINGS
An S&P note rating reflects the liquidity factors and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P DUAL RATINGS
S&P may assign dual ratings to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’). The definitions for the long-term and the short-term ratings are provided below.
S&P SHORT-TERM ISSUE CREDIT RATINGS
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
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A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely weaken an obligor’s capacity to meet its financial commitments on the obligation.
S&P LONG-TERM ISSUE CREDIT RATINGS*
* Ratings from ‘AA’ to ‘A’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA—An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
MOODY’S INVESTORS SERVICE, INC. (MOODY’S) RATINGS
Moody’s SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody’s short-term ratings are designated Moody’s Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to five years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.
MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
MOODY’S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of risk associated with scheduled principal and interest payments, and the second representing an evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The VMIG rating can be assigned a 1 or2 designation using the same definitions described above for the MIG rating.
VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
MOODY’S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability to repay short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability to repay short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
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MOODY’S LONG-TERM DEBT RATINGS
Aaa—Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa—Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A—Obligations rated “A” are judged to be upper-medium-grade and are subject to low credit risk.
Baa—Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
FITCH RATINGS, INC. (FITCH)
FITCH SHORT-TERM DEBT RATINGS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
FITCH LONG-TERM DEBT RATINGS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
DBRS, INC. (DBRS®) RATINGS
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATINGS
The DBRS short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
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DBRS LONG-TERM DEBT RATINGS
The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The absence of one of these designations indicates the rating is in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody’s may designate certain issues as NR, meaning that the issue or obligation is not rated.
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Addresses
Federated Hermes California Municipal Cash Trust
Wealth Shares
Service Shares
Cash II Shares
Cash Series Shares
Capital Shares
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02110
Transfer Agent and Dividend Disbursing Agent
SS&C GIDS, Inc.
P.O. Box 219318
Kansas City, MO 64121-9318
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
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Appendix A
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Hermes Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Kirkland & Ellis LLP
K&L Gates LLP
Financial PrinterS
Broadridge Investor Communication Solutions, Inc.
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Bloomberg L.P.
S&P Global
JPMorgan PricingDirect
Refinitiv US Holdings Inc.
RATINGS AGENCIES
Fitch, Inc.
Moody’s Investors Service, Inc.
Standard & Poor’s Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
ACA Technology Surveillance, Inc.
Bank of America
Bloomberg L.P.
Charles River Development
Citibank, N.A.
Eagle Investment Systems LLC
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Institutional Shareholder Services
Investortools, Inc.
MSCI ESG Research LLC
PricewaterhouseCoopers
Sustainalytics U.S. Inc.
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Appendix B - California State Risk
STATE SPECIFIC INFORMATION
Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Fund’s policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.
The following describes economic conditions which may not continue and could change materially. There can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions.
CALIFORNIA
Information as of February 1, 2024
Special Considerations Relating to California
Population and Economy of the State
The State of California (the “State” or “California”) remained the most populous state in the nation although growth slowed over the last decade, according to the 2020 U.S. Census data. The State’s population in 2020 was 39.5 million, a 6.1 percent increase since 2010 but slower than its 10 percent gain in the previous decade. According to population estimates and housing data released in May 2023, California’s population decline in 2022 slowed with population estimated at 38.9 million people as of January 1, 2023. Over the same period, statewide housing growth increased by 0.85 percent, its highest level since 2008.
California’s economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy.
The U.S. unemployment rate held at 3.7 percent in December 2023, and the number of unemployed persons was essentially unchanged at 6.3 million. These measures are higher than a year earlier, when the jobless rate was 3.5 percent and the number of unemployed persons was 5.7 million. California’s unemployment rate increased to 5.1 percent in December 2023 despite the State’s employers adding 23,400 nonfarm payroll jobs to the economy. The number of unemployed Californians was 983,000 in December, an increase of 29,200 over the month and up 192,700 in comparison to December 2022. Total nonfarm jobs increased by 311,000 (a 1.7 percent increase) from December 2022 to December 2023 compared to the U.S. annual gain of 2,697,000 jobs (a 1.7 percent increase).
Year-to-date through October 2023, California permitted 111,200 units on a seasonally-adjusted annualized rate (SAAR), down 1.7 percent from September 2023 and down 7.8 percent from a year ago in October 2022. October permits consisted of 55,500 single-family units (down 13.5 percent year over year) and 55,700 multi-family units (down 1.3 percent year over year). The statewide median price of existing single-family homes decreased to $840,320 in October 2023, up 4.9 percent from October 2022. Sales of existing single-family homes in California increased slightly to 241,770 units (SAAR) in October 2023, down nearly 12 percent from October 2022.
The primary units of local government in California are the 58 counties, which range in population from just over 1,160 residents in Alpine County to 9.8 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There are also 482 incorporated cities in California and thousands of special districts formed for education, utilities and other services. The State receives revenues from taxes, fees and other sources, the most significant of which are from personal income tax, sales and use tax, and corporation tax. Local governments are impacted by the State’s collection and disbursement of revenue on a variety of programs and services, while other programs and services are primarily the responsibility of the local government. The State and local governments are also subject to certain constitutional and legislative limitations on their ability to impose new taxes. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.
Fiscal Year 2023-24 State Budget
The 2023-24 Budget (the “Budget”) was enacted on June 27, 2023. General Fund revenues for fiscal year 2023-24 are projected at $208.7 billion, which is a 1.73 percent increase from the 2022-23 level. General Fund expenditures for fiscal year 2023-24 are projected at $225.9 billion, a decrease from $234.6 billion in 2022-23.
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The Budget also includes major General Fund expenditures for K-12 education, higher education, health and human services, and corrections and rehabilitation. For K-12 education programs, the Budget includes total funding of $129.2 billion ($79.5 billion General Fund and $49.7 billion other funds) for fiscal year 2023-24. For higher education, the Budget includes total funding of $40 billion ($27 billion General Fund and local property tax and $13 billion other funds) for fiscal year 2023-24. For health and human services, the Budget includes funding of $248.1 billion ($74 billion General Fund and $174.1 billion other funds) for fiscal year 2023-24. For corrections and rehabilitation, the Budget includes funding of $14.4 billion ($14 billion General Fund and $365.5 million other funds) for fiscal year 2023-24.
Ratings
As of February 1, 2024, the following ratings for California general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”):
Fitch	Moody’s	S&P
AA	Aa2	AA-
These ratings apply to the State only and are not indicative of the ratings assigned to local governments, such as counties, cities, school districts and other local agencies.
Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.
State of California Finances
The moneys of the State are segregated into the General Fund and over 1,000 other funds, including special, bond, federal and other funds. The General Fund is the depository of most of the major revenue sources of California and is not required by law to be credited to any fund. The General Fund consists of revenues received by the State Treasury; earnings from the investment of State moneys are not allocable to another Fund. The State’s major revenue sources are from personal income tax, sales and use tax, and corporation tax.
Retirement Liabilities
The State participates in two principal retirement systems, the California Public Employees’ Retirement System (“CalPERS”) and the California State Teachers’ Retirement System (“CalSTRS”). In each case, the State makes annual contributions from the General Fund, and additional contributions are made by other employers which are part of the systems, and by employees. The State’s annual contribution to CalPERS is determined by the CalPERS Board of Administration, and depends upon a variety of factors, including future investment performance, actuarial assumptions, and additional potential changes in retirement benefits. The State’s annual contribution to CalSTRS is set by statute, and the CalSTRS Board has limited authority to adjust the State’s contribution. The State has always made its mandatory contributions. For fiscal year 2023-24, the State’s contribution to CalPERS is $8.5 billion ($4.7 billion General Fund), and its contribution to CalSTRS is $3.9 billion. Both systems currently have unfunded liabilities in the tens of billions of dollars, and both systems have taken steps in recent years to address these gaps, which will result in increased State contributions in future years.
Constitutional and Statutory Limitations on Taxes and Appropriations; Constraints on the State Budget Process; Future Initiatives
California’s fiscal year begins on July 1st and ends on June 30th of the following year. Under the California Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure is the annual Budget Act as approved by the State Legislature and signed by the Governor. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the “Governor’s Budget”). Under State law and the State Constitution, the annual proposed Governor’s Budget cannot provide for projected expenditures in excess of projected resources for the ensuing fiscal year. Following the submission of the Governor’s Budget, the State Legislature takes up the proposal.
As required by the Balanced Budget Amendment (“Proposition 58”) adopted by the voters in 2004, beginning with fiscal year 2004-05, the State Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and beginning fund balances at the time of the passage and as set forth in the budget bill. Proposition 58 also provides for mid-year adjustments in the event that the budget falls out of balance, and the Governor calls a special legislative session to address the shortfall. Proposition 58 prohibits the use of general obligation bonds, revenue bonds and certain other forms of borrowing to cover fiscal year-end budget deficits. The restriction does not apply to certain other types of borrowing, such as: (i) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants), or (ii) inter-fund borrowings.
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Litigation
The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. The State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not possible to predict their outcome or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.
Additional Information
The information herein has not been independently verified and constitutes only a brief summary of some of the general factors that may impact certain issuers of municipal bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of municipal bonds held by the Fund are subject. Information regarding the State’s financial condition is included in various public documents issued by the State, such as the official statements prepared in connection with the issuance of general obligation bonds of California.

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Prospectus
February 29, 2024

Share Class | Ticker	Wealth | CAIXX

Federated Hermes California Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal by investing in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Fund Summary Information
Federated Hermes California Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Wealth Shares (WS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
WS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
WS
Management Fee	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.15%[1]
Total Annual Fund Operating Expenses	0.45%
Fee Waivers and/or Expense Reimbursements[2]	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.28%
1
 The Fund may incur and pay shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the WS class of the Fund. The WS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
2
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.28% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a)March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$46
3 Years	$144
5 Years	$252
10 Years	$567
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RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT). However, the Fund will normally invest its assets so that distributions are exempt from AMT.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by Federated Investment Management Company (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund’s investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
Effective on May 6, 2024, the following revised investment strategies apply:
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by Federated Investment Management Company (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Adviser invests in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
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What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s daily dividends include:
■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■ Liquidity Fees Risk. The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such liquidity fee is in the Fund’s best interests. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
3

■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■ Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
■ California Risk. Because the Fund will invest a significant portion of its assets in securities of California issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund’s performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. California’s credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. However, California’s budget and fiscal operations face certain structural impediments and rely on revenue sources which have been historically sensitive to the economic environment. California’s diverse economy is the largest in the United States and one of the largest in the world with major components including high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.The Fund may impose a fee upon sale of your shares.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
4

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s WS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s WS class highest quarterly return was 0.85% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended September 30, 2021).
Average Annual Total Return Table
The following table represents the Fund’s WS class Average Annual Total Returns for the calendar period ended December 31, 2023.
Share Class	1 Year	5 Years	10 Years
WS:	3.10%	1.13%	0.81%
The Fund’s WS class 7-Day Net Yield as of December 31, 2023, was 3.74%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund’s WS class is generally $25,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for California taxes, to the extent derived from California tax-exempt investments and eligible for tax-exempt treatment under California law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of
5

capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts. Until May 5, 2024, the Fund normally invests its assets so that distributions are exempt from AMT, but in certain circumstances income from the Fund may be subject to AMT. Effective May 6, 2024, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
What are the Fund’s Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT). However, the Fund will normally invest its assets so that distributions are exempt from AMT.
Federated Investment Management Company (the “Adviser”) actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments, including securities subject to the AMT with appropriate risk-adjusted returns. The Adviser also may invest in securities subject to the AMT in an attempt to provide diversification.
In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax.
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser’s assessment of the issuer’s credit quality, including the issuer’s or guarantor’s capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (WAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve’s monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in the Fund’s Statement of Additional Information (SAI). The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a WAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating WAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
Effective on May 6, 2024, the following investment strategies apply:
The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
6

The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Federated Investment Management Company (the “Adviser”) actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments, including securities subject to the AMT with appropriate risk-adjusted returns. The Adviser also invests in securities subject to the AMT in an attempt to provide diversification.
In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax.
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser’s assessment of the issuer’s credit quality, including the issuer’s or guarantor’s capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (WAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve’s monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and munici¬pal notes, as well as other permissible investments as described in this Prospectus and in the Fund’s Statement of Additional Information (SAI). The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a WAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating WAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.This policy may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund’s investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.
What are the Fund’s Principal Investments?
The following provides general information on the Fund’s principal investments. The Fund’s Statement of Additional Information (SAI) provides information about the Fund’s non-principal investments and may provide additional information about the Fund’s principal investments.
TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest.
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Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company’s loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. Effective May 6, 2024, the Fund invests in bonds the interest on which is subject to AMT on a regular basis.
Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
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Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies, managing its uninvested cash and/or other investment reasons consistent with the Fund’s investment objective and investment strategies. These investments may include shares of an affiliated fund, including a money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. These investments also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquired fund. For example, a conflict of interest can arise due to the possibility that the Adviser to the Fund could make a decision to redeem the Fund’s investment in the acquired fund. In the case of an investment in an affiliated fund, a conflict of interest can arise if, because of the Fund’s investment in the acquired fund, the acquired fund is able to garner more assets, thereby growing the acquired fund and increasing the management fees received by the investment adviser to the acquired fund, which would either be the Adviser or an affiliate of the Adviser. However, the Adviser believes that the benefits and efficiencies of making investments in other investment companies should outweigh the potential additional fees and/or expenses and resulting conflicts of interest. The Fund may invest in money market securities directly.
OTHER INVESTMENTS, TRANSACTIONS, TECHNIQUES
Additional Information Regarding the Security Selection Process
As part of analysis in its security selection process, among other factors, the Adviser also evaluates whether environmental, social and governance factors could have a positive or negative impact on the risk profiles of many issuers or guarantors in the universe of securities in which the Fund may invest. The Adviser may also consider information derived from active engagements conducted by its in-house stewardship team with certain issuers or guarantors on environmental, social and governance topics. This qualitative analysis does not automatically result in including or excluding specific securities but may be used by Federated Hermes as an additional input in its primary analysis.
Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund’s board or its delegate to present minimal credit risk based on an assessment of the issuer’s credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund’s Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund’s principal investments. These are the primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund or reduce the Fund’s daily dividends. Any additional risks associated with the Fund’s non-principal investments are described in the Fund’s SAI. The Fund’s SAI also may provide additional information about the risks associated with the Fund’s principal investments.
9

TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer’s authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer’s budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody’s Investor Services, Inc. and Standard & Poor’s that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO’s assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund’s portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund’s performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale across the market. This may increase redemptions from funds that hold impacted securities. Such a market event could result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
10

Liquidity Fees Risk
The Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
Interest Rate Risk
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities. Negative or very low interest rates magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, have unpredictable effects on markets and expose debt and related markets to heightened volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates and/or volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also is likely to be low or otherwise adversely affected or the Fund may be unable to maintain a positive return, or yield, or minimize the volatility of the Fund’s NAV per share or maintain a stable NAV.
Certain of the Fund’s investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund’s investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal or state/local regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund’s ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
11

CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.
A single enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
RISK ASSOCIATED WITH USE OF AMORTIZED COST
In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low or negative interest rate environment may prevent the Fund from providing a positive return, or yield, or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. The Fund’s yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
California Risk
Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to a money market fund that invests in multiple states.
California’s credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. However, California’s financial operations face significant structural budget impediments and rely on revenue sources which have been historically sensitive to the economic environment. Past periods of dramatic revenue underperformance have resulted in significant budgetary deficits and reduced liquidity.
Since the Fund invests primarily in issuers from California, its performance also may be negatively affected by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. California’s diverse economy is the largest in the United States and one of the largest in the world. Major components include high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. California’s location is a benefit to its trade component; however, it also leads to above average exposure to international economic conditions. Any downturn in these sectors or related industries may adversely affect the economy of the state.
12

technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based (or shadow) NAV per Share on a daily basis for purposes of confirming that its NAV continues to approximate fair value. For purposes of calculating the shadow NAV and monitoring its comparison to the amortized cost-based NAV, pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee” is responsible for determining the fair value of investments in the shadow NAV for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair value determinations. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.
You can purchase, redeem or exchange Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund’s Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day’s dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on FederatedHermes.com/us. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated Hermes will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem and Exchange Shares”), it is processed at the next determined NAV. NAV is generally determined at 12:00 p.m., 1:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday), the last NAV will be determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
Because the Fund operates as a money market fund and seeks to maintain a stable $1.00 price per share, a low or negative interest rate environment could impact the Fund’s ability to maintain a stable $1.00 share price. If the Fund has a negative gross yield as a result of negative interest rates (a “negative interest rate event”), the Fund may reduce the number of shares outstanding on a pro rata basis through a reverse distribution mechanism (RDM) to seek to maintain a stable $1.00 price per share, to the extent permissible by applicable law and the Fund’s organizational documents and subject to a determination by the Board that implementing an RDM is in the best interests of the Fund and its shareholders. Alternatively, if the Fund has a negative interest rate event and/or the Board determines that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1.00 per share, the Board has the right to discontinue the use of a stable NAV of $1.00 per share and establish a fluctuating NAV per share rounded to four decimal places. If the Fund uses an RDM, the Fund will maintain a stable price per share, despite losing value, by reducing the number of its outstanding shares. Investors in the Fund would observe a stable share price but a declining number of shares for their investment. If the Fund converts to a fluctuating NAV under these circumstances, the Fund’s losses will be reflected through a declining share price. The Fund will notify shareholders of any such change. Shareholders should discuss any tax implications of implementing an RDM or converting to a fluctuating NAV with their tax adviser.
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How is the Fund Sold?
The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this Prospectus only to accounts beneficially owned by natural persons (“Eligible Accounts”). The Fund offers the following Share classes: Wealth Shares (WS), Service Shares (SS), Cash II Shares (CII), Cash Series Shares (CS) and Capital Shares (CAP), each representing interests in a single portfolio of securities. This Prospectus relates only to Wealth Shares. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions apply. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.
Under the Distributor’s Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Hermes, Inc. (“Federated Hermes,” formerly, Federated Investors, Inc.).
The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California tax-exempt securities.
Intra-Fund Share Conversion Program
A shareholder in the Fund’s Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Hermes, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated Hermes. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The Fund has no present intention of paying, accruing or incurring any such Service Fees on the WS class until such time as approved by the Fund’s Board of Trustees.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The Fund has no present intention of paying, accruing or incurring any such Account Administration Fees on the WS class until such time as approved by the Fund’s Board of Trustees.
RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of
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the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds, within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated Hermes fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.
For important account information, see the section “Security and Privacy Protection.”
The minimum initial investment for Fund Shares is generally $25,000. There is no minimum subsequent investment amount.
Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through certain tax-advantaged accounts and trusts. These tax-advantaged accounts and trusts may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estate of natural persons; or certain other retirement and investment accounts, notwithstanding having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders, if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
The Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption. The Fund has adopted policies and procedures such that the Fund will be able: (a) to limit the beneficial owners of shares to natural persons; and (b) to allow the Fund to impose liquidity fees.
THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
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If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 1:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated Hermes EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or SS&C GIDS, Inc., the Fund’s transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Hermes Funds at the following address:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Hermes Funds
430 W 7th Street
Suite 219318
Kansas City, MO 64105-1407
Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or SS&C GIDS, Inc., the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud, the Fund may reject any purchase request involving a check that is not made payable to The Federated Hermes Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedHermes.com/us under “Resources” and then “Literature and Forms,” then “Forms.” You will receive a confirmation when this service is available.
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THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Hermes Institutional Money Market Management, Federated Hermes Institutional Prime Obligations Fund, Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Value Obligations Fund, Class A Shares without a sales charge (“no-load Class A Shares”) and Class R Shares of any Fund provided that you meet any shareholder eligibility and minimum initial investment requirements for the Shares to be purchased (if applicable), both accounts have identical registrations, and you must receive a prospectus for the fund in which you wish to exchange.
By Online Account Services
You may access your accounts online to purchase Shares through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “Sign In” and “Access and Manage Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■ through a financial intermediary if you purchased Shares through a financial intermediary; or
■ directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day for each method of payment after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by noon Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.
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If you call the Fund after noon Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
Send requests by private courier or overnight delivery service to:
The Federated Hermes Funds
430 W 7th Street
Suite 219318
Kansas City, MO 64105-1407
All requests must include:
■ Fund Name and Share Class, account number and account registration;
■ amount to be redeemed or exchanged;
■ signatures of all shareholders exactly as registered; and
■ if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■ your redemption will be sent to an address other than the address of record;
■ your redemption will be sent to an address of record that was changed within the last 30 days;
■ a redemption is payable to someone other than the shareholder(s) of record; or
■ transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
You may access your accounts online to redeem or exchange Shares through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “Sign In” and “Access and Manage Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■ An electronic transfer to your account at a financial institution that is an ACH member; or
■ Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
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In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■ Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Hermes (“Federated Hermes funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■ Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund’s portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund’s Board, which generally include distributions of a pro rata share of the Fund’s portfolio assets. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, securities received may be subject to market risk and the shareholder could incur taxable gains and brokerage or other charges in converting the securities to cash.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■ to allow your purchase to clear (as discussed below);
■ during periods of market volatility;
■ when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
■ during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■ when the NYSE is closed, other than customary weekend and holiday closings;
■ when trading on the NYSE is restricted, as determined by the SEC;
■ in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or
■ in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
Certain special LIMITATIONS affecting REDEMPTIONs
The Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed which would remain in effect until the Board or its delegate determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed, the Board or its delegate may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations.
If liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate changes or removes a liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee will also be reported by the Fund to the SEC on Form N-CR until June 10, 2024 and, effective June 11, 2024, on Form N-MFP.
All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
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A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received by the Fund after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund’s agent before the Fund imposed liquidity fees.
Involuntary Redemptions
The Fund operates as a retail money market fund. Accordingly, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.
EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Hermes Institutional Money Market Management, Federated Hermes Institutional Prime Obligations Fund, Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Value Obligations Fund, no-load Class A Shares and Class R Shares of any Fund.
To do this, you must:
■ meet any applicable shareholder eligibility requirements;
■ ensure that the account registrations are identical;
■ meet any applicable minimum initial investment requirements; and
■ receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund does not issue share certificates.
Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Hermes will not be responsible for losses that result from unauthorized transactions, unless Federated Hermes does not follow procedures designed to verify your identity. When initiating a transaction by telephone or online, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone or online. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
Using FederatedHermes.com/us’s Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that Internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Hermes’ privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through FederatedHermes.com/us.
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Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated Hermes fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the State of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder’s financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder’s specific rights and responsibilities under his or her state’s escheatment law(s), which can generally be found on a state’s official website.
ACCOUNTS WITH LOW BALANCES
Federated Hermes reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $25,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund and/or your financial intermediary provides year-end tax information and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund’s dividends will be exempt from the California taxes to the extent they are derived from interest on obligations exempt from such taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
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FREQUENT TRADING POLICIES
Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.
Other funds in the Federated Hermes family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated Hermes funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated Hermes fund, please read the prospectus of that other Federated Hermes fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund’s WAM and WAL, Shadow NAV (market-based value of the Fund’s portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. These reports are also available on the SEC’s website at sec.gov.
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund’s portfolio holdings and/or composition may be posted to FederatedHermes.com/us. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other advisory subsidiaries of Federated Hermes combined, advise approximately 101 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds). Federated Hermes’ assets under management totaled approximately $757.6 billion as of December 31, 2023. Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with more than 2,000 employees. Federated Hermes provides investment products to more than 10,000 investment professionals and institutions.
The Adviser advises approximately 73 registered investment companies and also manages sub-advised funds. The Adviser’s assets under management totaled approximately $468.4 billion as of December 31, 2023.
ADVISORY FEES
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
23

A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual and Semi-Annual Shareholder Reports for the periods ended October 31 and April 30, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.
24

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.030	0.006	0.000[2]	0.005	0.013
Net realized gain (loss)	(0.001)	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.029	0.006	0.000[2]	0.005	0.013
Less Distributions:
Distributions from net investment income	(0.029)	(0.006)	(0.000)[2]	(0.005)	(0.013)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.029)	(0.006)	(0.000)[2]	(0.005)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.92%	0.62%	0.02%	0.53%	1.28%
Ratios to Average Net Assets:
Net expenses[4]	0.28%	0.24%	0.13%	0.27%	0.28%
Net investment income	2.95%	0.67%	0.01%	0.54%	1.25%
Expense waiver/reimbursement[5]	0.17%	0.19%	0.29%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$848,604	$507,675	$333,923	$584,821	$678,115

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2023, which can be obtained free of charge.
25

Appendix A: Hypothetical Investment and Expense Information
The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus does not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST - WS CLASS
ANNUAL EXPENSE RATIO: 0.45%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$46.02	$10,455.00
2	$10,455.00	$522.75	$10,977.75	$48.12	$10,930.70
3	$10,930.70	$546.54	$11,477.24	$50.31	$11,428.05
4	$11,428.05	$571.40	$11,999.45	$52.60	$11,948.03
5	$11,948.03	$597.40	$12,545.43	$54.99	$12,491.67
6	$12,491.67	$624.58	$13,116.25	$57.49	$13,060.04
7	$13,060.04	$653.00	$13,713.04	$60.11	$13,654.27
8	$13,654.27	$682.71	$14,336.98	$62.84	$14,275.54
9	$14,275.54	$713.78	$14,989.32	$65.70	$14,925.08
10	$14,925.08	$746.25	$15,671.33	$68.69	$15,604.17
Cumulative		$6,158.41		$566.87
26

Notes
[PAGE INTENTIONALLY LEFT BLANK]

An SAI dated February 29, 2024, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
The Fund’s shareholder reports will be made available on FederatedHermes.com/us/FundInformation, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the Fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through e-delivery.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on FederatedHermes.com/us.
You can obtain information about the Fund (including the SAI) by accessing Fund information from the EDGAR Database on the SEC’s website at sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov.

Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us atFederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 60934N369
G00300-01-IS (2/24)
© 2024 Federated Hermes, Inc.

Statement of Additional Information
February 29, 2024

Share Class | Ticker	Wealth | CAIXX

Federated Hermes California Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated Hermes California Municipal Cash Trust (the “Fund”), dated February 29, 2024.
This SAI incorporates by reference the Fund’s Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
6	Investment Objective (and Policies) and Investment Limitations
8	What Do Shares Cost?
9	How is the Fund Sold?
11	Purchases In-Kind
12	Redemption In-Kind
12	Massachusetts Partnership Law
12	Share Information
13	Tax Information
13	Who Manages and Provides Services to the Fund?
27	Financial Information
27	Investment Ratings
30	Addresses
31	Appendix A
32	Appendix B - California State Risk
Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
39950 (2/24)
©2024 Federated Hermes, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Federated Hermes Money Market Obligations Trust (the “Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.
The Board of Trustees (the “Board”) has established five classes of shares of the Fund, known as Service Shares, Wealth Shares, Cash II Shares, Capital Shares and Cash Series Shares (“Shares”). This SAI relates to Wealth Shares. The Fund’s investment adviser is Federated Investment Management Company (the “Adviser”).
Effective June 26, 2020, the Trust changed its name from Money Market Obligations Trust to Federated Hermes Money Market Obligations Trust and the Fund changed its name from Federated California Municipal Cash Trust to Federated Hermes California Municipal Cash Trust.
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund’s Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
1

Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants’ sales, and related tax collections, failed to increase as anticipated.
Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds (“Federated Hermes funds”) advised by subsidiaries of Federated Hermes, Inc. (“Federated Hermes,” formerly, Federated Investors, Inc.) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated Hermes funds, and an inter-fund loan is only made if it benefits each participating Federated Hermes fund. Federated Hermes administers the program according to procedures approved by the Fund’s Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated Hermes funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund’s participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated Hermes fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated Hermes fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Coverage
In accordance with the requirements of Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”), any borrowings by the Fund, including reverse repurchase agreements, will be made only to the extent the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all of its borrowings.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
2

Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury’s obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
3

Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund’s board or its delegate to present minimal credit risk based on an assessment of the issuer’s credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund’s Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security’s issuer or guarantor’s financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor’s industry within the economy and relative to economic trends, as well as the issuer or guarantor’s competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund’s portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund’s principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
4

Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund’s ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
LARGE SHAREHOLDER RISK
A significant percentage of the Fund’s shares may be owned or controlled by a large shareholder. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Fund’s net asset value and performance and could cause the Fund to buy or sell securities at inopportune times in order to meet purchase or redemption requests.
CYBERSECURITY AND OPERATIONAL RISK
Like other funds and business enterprises, Federated Hermes’ business relies on the security and reliability of information and communications technology, systems and networks. Federated Hermes uses digital technology, including, for example, networked systems, email and the Internet, as well as mobile devices and “cloud”-based service offerings, to conduct business operations and engage clients, customers, employees, products, accounts, shareholders and relevant service providers, among others. Federated Hermes, as well as its funds and certain service providers, also generate, compile and process information for purposes of preparing and making filings or reports to governmental agencies, or providing reports or statements to customers, and a cybersecurity attack or incident that impacts that information, or the generation and filing processes, can prevent required regulatory filings and reports from being made, or reports or statements from being delivered, or cause the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). The use of the Internet and other electronic media and technology exposes the Fund, the Fund’s shareholders, and the Fund’s service providers, and their respective operations, to potential risks from cybersecurity attacks or incidents (collectively, “cyber-events”). The work-from-home environment necessitated by the novel coronavirus (“COVID-19”) pandemic has increased the risk of cyber incidents given the increase in cyber attack surface stemming from the use of personal devices and non-office or personal technology.
Cyber-events can result from intentional (or deliberate) attacks or unintentional events by insiders (e.g., employees) or third parties, including cybercriminals, competitors, nation-states and “hacktivists,” among others. Cyber-events can include, for example, phishing, credential harvesting or use of stolen access credentials, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), structured query language attacks, infection from or spread of malware, ransomware, computer viruses or other malicious software code, corruption of data, exfiltration of data to malicious sites, the dark web or other locations or threat actors, and attacks (including, but not limited to, denial of service attacks on websites) which shut down, disable, slow, impair or otherwise disrupt operations, business processes, technology, connectivity or website or Internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events on a daily basis. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Cyber-events can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. To date, cyber-events have not had a material adverse effect on the Fund’s business operations or performance.
Cyber-events can affect, potentially in a material way, Federated Hermes’ relationships with its customers, employees, products, accounts, shareholders and relevant service providers. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, damage to employee perceptions of the company, and additional compliance costs associated with corrective measures and credit monitoring for impacted individuals. A cyber-event can cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, generate or make filings or deliver reports or statements, calculate the Fund’s NAV, or allow shareholders to transact business or other disruptions to operations), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also can result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund’s investments to lose value.
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The Fund’s Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. The Fund’s Adviser employs various measures aimed at mitigating cybersecurity risk, including, among others, use of firewalls, system segmentation, system monitoring, virus scanning, periodic penetration testing, employee phishing training and an employee cybersecurity awareness campaign. Among other service provider management efforts, Federated Hermes also conducts due diligence on key service providers relating to cybersecurity. Federated Hermes has established a committee to oversee Federated Hermes’ information security and data governance efforts, and updates on cyber-events and risks are reviewed with relevant committees, as well as Federated Hermes’ and the Fund’s Boards of Directors or Trustees (or a committee thereof), on a periodic (generally quarterly) basis (and more frequently when circumstances warrant) as part of risk management oversight responsibilities. However, there is no guarantee that the efforts of Federated Hermes, the Fund’s Adviser or its affiliates, or other service providers, will succeed, either entirely or partially as there are limits on Federated Hermes’ and the Fund’s ability to prevent, detect or mitigate cyber-events. Among other reasons, the cybersecurity landscape is constantly evolving, the nature of malicious cyber-events is becoming increasingly sophisticated and the Fund’s Adviser, and its relevant affiliates, cannot control the cyber systems and cybersecurity systems of issuers or third-party service providers.
The Fund can be exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as the COVID-19 pandemic), can adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Investment Objective (and Policies) and Investment Limitations
The fundamental investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.
Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and California state income tax.
The fundamental investment objective and policies may not be changed by the Board without shareholder approval.
INVESTMENT LIMITATIONS
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
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Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (the “1940 Act”).
Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
The above limitations are fundamental and cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund’s outstanding voting securities,” as defined by the 1940 Act, which means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Fund. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.
Additional Information
For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
As a non-fundamental operating policy, the investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.” For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. Investments in private activity bonds will be classified according to the non-governmental entity from which the bond’s principal and interest payments are principally derived. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes.
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REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed, which would remain in effect until the Board or its delegate determines that the fee is no longer in the best interests of the Fund.. In the event that a liquidity fee is imposed, the Board or its delegate may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund’s NAV determinations.
If liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate, changes or removes a liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee will also be reported by the Fund to the SEC on Form N-CR until June 10, 2024 and, effective June 11, 2024, on Form N-MFP.
All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares, and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemption in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund’s agent before the Fund imposed liquidity fees.
What Do Shares Cost?
Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. The Fund uses this adjusted cost to value the investment.
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Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund’s portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true. A low or negative interest rate environment impacts, in a negative way, the Fund’s ability to provide a positive return, or yield, to its shareholders, pay expenses out of current income, and/or achieve its investment objective, including maintaining a stable NAV of $1.00 per share.
The Fund’s use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund’s investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
How is the Fund Sold?
Under the Distributor’s Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor’s efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated Hermes funds and any services it provides, as well as the fees and/or commissions it charges.
Regarding the Fund’s Wealth Share class, the Wealth Share class of the Fund currently does not accrue, pay or incur any shareholder services/account administration fees, although the Board of Trustees has approved the Wealth Share class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The Wealth Share class of the Fund will not accrue, pay or incur such fees until such time as approved by the Fund’s Board of Trustees.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated Hermes funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
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Processing Support Payments
The Distributor may make payments to certain financial intermediaries that offer Federated Hermes investment companies to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include, but are not limited to: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary’s mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated Hermes fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include reimbursement of transaction costs, and financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events. The Distributor may also provide additional compensation to financial intermediaries for services rendered in connection with technology and programming set-up, platform development and maintenance or similar services and for the provision of sales-related data to the Adviser and/orits affiliates.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2023, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated Hermes fund shares or provide services to the Federated Hermes funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2023, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
AE Wealth Management, LLC
Aegis Financial
All Star Financial
American Enterprise Investment Services Inc.
American Portfolios Advisors, Inc.
Aon Securities Corp.
Arete Wealth Management, LLC
Assetmark, Inc.
Atlas Private Wealth Management, LLC
BlackRock Investments, LLC
BofA Securities, Inc.
Bolton Global Capital, Inc.
Boyd Capital Management
Broadridge Business Process Outsourcing, LLC
Callan
Cambridge Financial Group, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
Citigroup Global Markets Inc.
Citizens Securities, Inc.
Comerica Securities, Inc.
Commonwealth Financial Network
Davenport & Company LLC
Deutsche Bank Securities Inc.
Dynasty Wealth Management, LLC
Edward D. Jones & Co., LP
Empower Financial Services, Inc.
Envestnet PMC
FBL Marketing Services, LLC
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
Fifth Third Securities, Inc.
FIS Brokerage & Securities Services LLC
Global Retirement Partners LLC
Goldman Sachs & Co. LLC
HighTower Securities, LLC
Hilltop Securities, Inc.
HUB International Investment Services Inc.
Huntington Securities, Inc.
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Insigneo Securities, LLC
Institutional Cash Distributors, LLC
Interactive Brokers LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Jefferies LLC
John Hancock Mutual Life Insurance Co
Kestra Investment Services LLC
Key Investment Services LLC
KeyBanc Capital Markets Inc.
Keystone Financial Planning, Inc.
Leafhouse Financial Advisors, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Distributors, Inc.
Lincoln Investment Planning, LLC
LPL Financial LLC
Marquette Associates, Inc.
Mercer Global Advisors Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
MML Investors
Monarch Wealth Strategies
Morgan Stanley Smith Barney LLC
National Financial Services LLC
Nationwide Investment Services Corporation
NewEdge Securities, Inc.
Northwestern Mutual Investment Services, LLC
OneDigital Investment Advisors
Open Range Financial Group, LLC
Oppenheimer & Company, Inc.
Orion Portfolio Solutions LLC
Osaic Institutions, Inc.
Osaic Wealth, Inc.
Paychex Securities Corp.
Pensionmark Financial Group, LLC
Pershing LLC
Planmember Securities Corporation
PNC Capital Markets, LLC
PNC Investments LLC
Principal Securities, Inc.
Private Client Services, LLC
Private Wealth Advisors, Inc.
Prudential Investment Management Services LLC
Putnam Investment Management, LLC
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Robert W Baird & Co. Incorporated
Rockefeller Capital Management
Royal Alliance Associates, Inc.
Sagepoint Financial, LLC
Sanctuary Securities, Inc.
Sanford C. Bernstein & Company, LLC
SBC Wealth Management
Securities America, Inc.
Security Distributors, LLC
Sentry Advisors, LLC
Spire Securities, LLC
State Street Global Markets, LLC
Steward Partners Investment Advisory, LLC
Stifel, Nicolaus & Company, Incorporated
Strategic Financial Partners, Ltd
TD Ameritrade, Inc.
TD Private Client Wealth LLC
Teachers Insurance and Annuity Association of America
The Huntington Investment Company
The Vanguard Group, Inc.
Thrivent Investment Management Inc.
Towerpoint Wealth, LLC
Treasury Brokerage
Truist Investment Services, Inc.
Truist Securities, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America, L.P.
Validus Capital LLC
Vanguard Marketing Corporation
Veridian Capital Partners
Vining-Sparks-IBG, LLC
Vision Financial Markets, LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Webb Financial Group, LLC
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
Woodbury Financial Services, Inc.

Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
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Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities’ values prior to sale.
Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
In the unlikely event a shareholder or former shareholder is held personally liable for the Trust’s obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust’s Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
SHAREHOLDERS OF THE FUND
As of February 7, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Wealth Shares: Morgan Stanley Smith Barney, Jersey City, NJ, owned approximately 603,977,922 Shares (60.99%); Raymond James, St. Petersburg, FL, owned approximately 86,407,047 (8.72%); UBS WM USA, Weehawken, NJ, owned approximately 78,716,541 (7.94%); and Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 49,840,775 (5.03%).
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As of February 7, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Service Shares: American Enterprise Inv Svc., Minneapolis, MN, owned approximately 43,314,098 Shares (47.69%); Farmers & Merchants Bank Long Beach, Long Beach, CA, owned approximately 31,041,791 Shares (34.17%); Band & Co, Milwaukee, WI, owned approximately 7,943,119 Shares (8.74%); and Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 5,238,936 Shares (5.76%).
As of February 7, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Cash II Shares: Pershing LLC, Jersey City, NJ, owned approximately 5,939,831 Shares (86.62%); and FMSBONDS Inc., Boca Roton, FL, owned approximately 405,322 Shares (5.91%).
As of February 7, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Cash Series Shares: Pershing LLC, Jersey City, NJ, owned approximately 20,979,888 Shares (99.85%).
As of February 7, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Capital Shares: Pershing LLC, Jersey City, NJ, owned approximately 36,377,087 Shares (79.30%); and National Financial Services LLC, Jersey City, NJ, owned approximately 8,739,776 Shares (19.05%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Morgan Stanley Smith Barney is organized in the State of Delaware and is a subsidiary of Morgan Stanley, organized in the State of Delaware.
Farmers & Merchants Bank Long Beach is organized in the State of California.
American Enterprise Investment Services Inc. is organized in the State of Minnesota.
Pershing LLC is organized in the State of Delaware and is a wholly owned subsidiary of The Bank of New York Mellon Corporation which is organized in the State of Delaware.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by the Fund.
The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.
State Taxes
Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50% of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note designating exempt-interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.
Dividends of the Fund are not exempt from the California taxes payable by corporations.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised 16 portfolios, and the Federated Hermes Complex consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Complex and serves for an indefinite term.
13

As of February 7, 2024, the Fund’s Board and Officers as a group owned less than 1% of the Fund’s outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■ Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated Hermes funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■ Desire and availability to serve for a substantial period of time, taking into account the Board’s current mandatory retirement age of 75 years.
■ No conflicts which would interfere with qualifying as independent.
■ Appropriate interpersonal skills to work effectively with other Independent Trustees.
■ Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■ Diversity of background.
Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President andTrustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Complex; Director or Trustee of the
Funds in the Federated Hermes Complex; President, Chief Executive
Officer and Director, Federated Hermes, Inc.; Chairman and Trustee,
Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global
Investment Management Corp.; Chairman and Trustee, Federated Equity
Management Company of Pennsylvania; Trustee, Federated Shareholder
Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President
and Chief Executive Officer, Federated Investment Management Company,
Federated Global Investment Management Corp. and Passport
Research, Ltd.; Chairman, Passport Research, Ltd.
		$0	$0
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain funds in the
Federated Hermes Complex; Chief Financial Officer, Treasurer, Vice
President and Assistant Secretary, Federated Hermes, Inc.; Chairman and
Trustee, Federated Administrative Services; Chairman and Director,
Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling, and
Federated Investment Management Company; Director, MDTA LLC;
Director, Executive Vice President and Assistant Secretary, Federated
Securities Corp.; Director or Trustee and Chairman, Federated Services
Company and Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary,
Federated Investment Management Company, Federated Global
Investment Management Company and Passport Research, LTD; Treasurer,
Passport Research, LTD; Executive Vice President, Federated Securities
Corp.; and Treasurer, FII Holdings, Inc.
		$0	$0
*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
14

Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
John G. Carson Birth Date: May 15, 1965 Trustee Indefinite Term Began serving: January 2024
Principal Occupations: Director or Trustee of certain Funds in the
Federated Hermes Complex; Chief Executive Officer, Chief Investment
Officer, Northstar Asset Management (Financial Services); formerly, Chief
Compliance Officer, Northstar Asset Management (Financial Services).
Other Directorships Held: None.
Qualifications: Mr. Carson has served in various business management roles throughout his career. Mr. Carson was a Vice President at the
Glenmede Trust Company and a Managing Director at Oppenheimer &
Company. Prior to that he spent more than a decade with the Bank of
America/Merrill Lynch as a Director of Institutional Sales. Earlier on,
Mr. Carson held similar positions for Wertheim Schroder/Schroders PLC and Drexel Burnham Lambert.
		$0	$0
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Complex; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead Director,
Member of the Audit and Nominating and Corporate Governance
Committees, Haverty Furniture Companies, Inc.; formerly, Director,
Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst &
Young LLP (public accounting firm). Mr. Hough serves on the President’s
Cabinet and Business School Board of Visitors for the University of
Alabama. Mr. Hough previously served on the Business School Board of
Visitors for Wake Forest University, and he previously served as an
Executive Committee member of the United States Golf Association.
		$608.68	$365,000
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Adjunct Professor of Law, Emerita, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School of
Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne
University (as well as Interim Dean). Judge Lally-Green previously served as
Director of the Office of Church Relations and later as Associate General
Secretary for the Diocese of Pittsburgh, a member of the Superior Court of
Pennsylvania and as a Professor of Law, Duquesne University School of Law.
Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the Judicial Ethics Advisory Board.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy
Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and
Director, CNX Resources Corporation (natural gas). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh;
Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar
Institute; Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.
		$550.32	$330,000
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Complex; Sole Proprietor, Navigator
Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief Executive Officer and President, Managing
Director and Chief Investment Officer, Fleet Investment Advisors; President
and Chief Executive Officer, Aeltus Investment Management, Inc.; General
Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment
Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending
Officer, Fleet Bank; Director and Consultant, EZE Castle Software
(investment order management software); Director, Midway Pacific
(lumber); and Director, The Golisano Children’s Museum of Naples, Florida.
		$550.32	$330,000
16

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; formerly, Senior Vice President for Legal Affairs, General Counsel
and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as
Senior Vice President for Legal Affairs, General Counsel and Secretary of
Board of Directors and Director of Risk Management and Associate General
Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy Hospital, and as a member of the Board of
Directors of Catholic Charities, Pittsburgh.
		$500.27	$300,000
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer,
University of Pittsburgh and Executive Vice President and Chief Legal
Officer, CONSOL Energy Inc. (split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and
Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as
Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey
previously served as Chief Legal Officer and Executive Vice President,
CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics
Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
		$550.32	$330,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: None. Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$500.27	$300,000
OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Complex; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services,
Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services
Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA,
LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution
Services, Inc.

17

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee
and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative
Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities
Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company;
and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes,
Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Complex; Vice President
and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to
joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive
Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated Hermes’ tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated Hermes’ Tax-Free Money Markets in 2010. She joined Federated
Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996.
Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

*
Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. In the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. The Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund’s most recently ended fiscal year and the portion of that fee paid by the Fund or Corporation/Trust.1
18

EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Fund (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
John T. Collins[2]	$642.02	$385,000
Charles F. Mansfield, Jr.	$98.56	$60,000
1
The fees paid to a Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund’s net assets at that time.
2
John T. Collins retired from the Federated Hermes Funds Board of Directors/Trustees on December 31, 2023. Mr. Collins was appointed as Emeritus Director/Trustee on February 15, 2024 to become retroactively effective as of January 1, 2024. Until December 31, 2023, Mr. Collins was compensated as a Director/Trustee of the Fund. The compensation provided in the table above reflects compensation that Mr. Collins received from the Fund for his service to the Fund for the Fund’s last fiscal year and the total compensation that Mr. Collins received for his service to the Federated Hermes Funds Board for the calendar year ended December 31, 2023. Mr. Collins has not yet been paid compensation as Emeritus Director/Trustee.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated Hermes or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue G. Thomas Hough John S. Walsh
In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive
Committee shall deem to be in the best interests of the Trust. However, the
Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.
One
Audit	Maureen Lally-Green Thomas M. O’Neill P. Jerome Richey John S. Walsh
The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund’s internal control over financial reporting and the quality, integrity and independent audit of the Fund’s financial statements.
The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund’s independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund’s internal audit function.
Seven
Nominating	John G. Carson G. Thomas Hough Maureen Lally-Green Thomas M. O’Neill Madelyn A. Reilly P. Jerome Richey John S. Walsh
The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund’s Board when vacancies occur. The Committee will consider candidates recommended by shareholders,
Independent Trustees, officers or employees of any of the Fund’s agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund’s address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.
Three
19

BOARD’S ROLE IN RISK OVERSIGHT
The Board’s role in overseeing the Fund’s general risks includes receiving performance reports for the Fund and risk management reports from Federated Hermes’ Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated Hermes, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund’s Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund’s financial reporting and valuation risks. The Audit Committee meets regularly with the Fund’s Principal Financial Officer and outside auditors, as well as with Federated Hermes’ Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Hermes Family Of Investment Companies As Of December 31, 2023
Interested Board Member Name	Dollar Range of Shares Owned in Federated Hermes California Municipal Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Hermes Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John G. Carson	None	None
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Thomas M. O’Neill	None	Over $100,000
Madelyn A. Reilly	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated Hermes.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
In December 2017, Federated Investors, Inc., now Federated Hermes, became a signatory to the Principles for Responsible Investment (PRI). The PRI is an investor initiative in partnership with the United Nations Environment Programme Finance Initiative and the United Nations Global Compact. Commitments made as a signatory to the PRI are not legally binding, but are voluntary and aspirational. They include efforts, where consistent with our fiduciary responsibilities, to incorporate environmental, social and corporate governance (ESG) issues into investment analysis and investment decision making, to be active owners and incorporate ESG issues into our ownership policies and practices, to seek appropriate disclosure on ESG issues by the entities in which we invest, to promote acceptance and implementation of the PRI within the investment industry, to enhance our effectiveness in implementing the PRI, and to report on our activities and progress towards implementing the PRI. Being a signatory to the PRI does not obligate Federated Hermes to take, or not take, any particular action as it relates to investment decisions or other activities.
In July 2018, Federated Investors, Inc., now Federated Hermes, acquired a majority interest in Federated Hermes Limited (FHL) (formerly, Hermes Fund Managers Limited), a pioneer of integrated ESG investing. Federated Hermes now owns 100% of FHL. FHL’s experience with ESG issues contributes to Federated Hermes’ understanding of material risks and opportunities these issues may present.
EOS at Federated Hermes, which was established as Hermes Equity Ownership Services Limited (EOS) in 2004 as an affiliate of FHL and Hermes Investment Management Limited, is a 50+ member engagement and stewardship team that conducts long-term, objectives-driven dialogue with board and senior executive level representatives of approximately 1,000 unique issuers annually. It seeks to address the most material ESG risks and opportunities through constructive and continuous discussions with the goal of improving long-term results for investors. Engagers’ deep understanding across sectors, themes and regional markets,
20

along with language and cultural expertise, allows EOS to provide insights to companies on the merits of addressing ESG risks and the positive benefits of capturing opportunities. Federated Hermes investment management teams have access to the insights gained from understanding a company’s approach to these long-term strategic matters as an additional input to improve portfolio risk/return characteristics.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by Rule 17j-1 of the Investment Company Act of 1940 and Rule 204A-1 under the Investment Advisers Act (as applicable), the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund’s portfolio. The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
As an investment adviser with a fiduciary duty to the Fund and its shareholders, the Adviser’s general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted in a manner that is consistent with the investment objectives of the Fund. Generally, this will mean voting for proposals that the Adviser believes will improve the management of a company, increase the rights or preferences of the voted securities, or increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The Adviser generally votes consistently on the same matter when securities of an issuer are held by multiple client portfolios. However, the Adviser may vote differently if a client’s investment objectives differ from those of other clients or if a client explicitly instructs the Adviser to vote differently.
The following examples illustrate how the General Policy may apply to the most common management proposals and shareholder proposals. However, whether the Adviser supports or opposes a proposal will always depend on a thorough understanding of the Fund’s investment objectives and the specific circumstances described in the proxy statement and other available information.
On matters related to the board of directors, generally, the Adviser will vote to elect nominees to the board in uncontested elections except in certain circumstances, such as where the director: (1) had not attended at least 75% of the board meetings during the previous year; (2) serves as the company’s chief financial officer, unless the company is headquartered in the UK where this is market practice; (3) has become overboarded (more than five boards for retired executives and more than two boards for CEOs); (4) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (5) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (6) served on a board that did not implement a shareholder proposal that the Adviser supported and received more than 50% shareholder support the previous year. In addition, the Adviser will generally vote in favor of: (7) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; (8) shareholder proposals to declassify the board of directors; (9) shareholder proposals to require a majority voting standard in the election of directors; (10) shareholder proposals to separate the roles of chairman of the board and CEO; (11) a proposal to require a company’s audit committee to be comprised entirely of independent directors; and (12) shareholder proposals to eliminate supermajority voting requirements in company bylaws.
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On other matters of corporate governance, generally, the Adviser will vote: (1) in favor of proposals to grant shareholders the right to call a special meeting if owners of at least 10% of the outstanding stock agree; (2) against proposals to allow shareholders to act by written consent; (3) on a case-by-case basis for proposals to adopt or amend shareholder rights plans (also known as “poison pills”); (4) in favor of shareholder proposals to eliminate supermajority requirements in company bylaws; and (5) in favor of shareholder proposals calling for “Proxy Access,” that is, a bylaw change allowing shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors.
Generally, the Adviser will vote every shareholder proposal of an environmental or social nature on a case-by-case basis. The quality of these shareholder proposals varies widely across markets. Similarly, company disclosures of their business practices related to environmental and social risks are not always adequate for investors to make risk assessments. Thus, the Adviser places great importance on company-specific analyses to determine how to vote. Above all, the Adviser will vote in a manner that would enhance the long-term value of the investment within the framework of the client’s investment objectives.
The Adviser’s general approach to analyzing these proposals calls for considering the literal meaning of the written proposal, the financial materiality of the proposal’s objective and the practices followed by industry peers. This analysis utilizes research reports from the Adviser’s proxy advisors, company filings, as well as reports published by the company and other outside organizations.
On matters of capital structure, generally, the Adviser will vote proxies for U.S. issuers on a case-by-case basis for proposals to authorize the issuance of new shares if not connected to an M&A transaction and the potential dilution is more than 10%, against proposals to create multiple-class voting structures where one class has superior voting rights to the other classes, in favor of proposals to authorize reverse stock splits unless the amount of authorized shares is not also reduced proportionately. Generally, the Adviser will vote proxies for non-U.S. issuers in favor of proposals to authorize issuance of shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders.
Votes on executive compensation come in many forms, including advisory votes on U.S. executive compensation plans (“Say On Pay”), advisory and binding votes on the design or implementation of non-U.S. executive remuneration plans and votes to approve new equity plans or amendments to existing plans. Generally, the Adviser will support compensation arrangements that are aligned with the client’s long-term investment objectives. With respect to Say On Pay proposals, the Adviser will generally vote in favor unless the compensation plan has failed to align executive compensation with corporate performance, or the design of the plan is likely to lead to misalignment in the future. The Adviser supports the principle of an annual shareholder vote on executive pay and will generally vote accordingly on proposals which set the frequency of the Say On Pay vote.
In some markets, especially Europe, shareholders are provided a vote on the remuneration policy, which sets out the structural elements of a company’s executive remuneration plan on a forward-looking basis. The Adviser will generally support these proposals unless the design of the remuneration policy fails to appropriately link executive compensation with corporate performance, total compensation appears excessive relative to the company’s industry peer group, with local market dynamics also taken into account; or there is insufficient disclosure to enable an informed judgment, particularly as it relates to the disclosure of the maximum amounts of compensation that may be awarded.
The Adviser will generally vote in favor of equity plan proposals unless they result in unreasonable dilution to existing shareholders, permit replacement of “underwater” options with new options on more favorable terms for the recipient, or omit the criteria for determining the granting or vesting of awards.
On matters relating to corporate transactions, the Adviser will generally vote in favor of mergers, acquisitions and sales of assets if the Adviser’s analysis of the proposed business strategy and the transaction price would have a positive impact on the total return for shareholders.
If a shareholders meeting is contested, that is, shareholders are presented with a set of director candidates nominated by company management and a set of director candidates nominated by a dissident shareholder, the Adviser will study the proposed business strategies of both groups and vote in a way that maximizes expected total return for the Fund.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
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To the extent that the Adviser is permitted to loan securities, the Adviser does not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, provided that the Adviser considers that the benefits of voting on the securities are greater than the associated costs, including the opportunity cost of the lost revenue that would otherwise be generated by the loan. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The Adviser will take into account feedback from issuers on the voting recommendations of the Adviser’s proxy advisory firm if the feedback is provided at least five days before the voting cut-off date. In certain circumstances, primarily those where the Adviser’s voting policy is absolute and without exception, issuer feedback will not be part of the voting decision. For example, it is the Adviser’s policy to always support a shareholder proposal to separate the roles of chairman of the board and CEO. Thus, any comments from the issuer opposing this proposal would not be considered.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below); (b) if the Adviser is casting votes for the same proxy on behalf of a regular qualitative account and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy advisory firm is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee.
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. Besides voting the proxies, this work includes engaging with investee companies on corporate governance matters, managing the proxy advisory firm, soliciting voting recommendations from the Adviser’s investment professionals, bringing voting recommendations to the Proxy Committee for approval, filing with regulatory agencies any required proxy voting reports, providing proxy voting reports to clients and investment companies as they are requested from time to time and keeping the Proxy Committee informed of any issues related to corporate governance and proxy voting.
The Adviser has compiled a list of specific voting instructions based on the General Policy (the “Standard Voting Instructions”). The Standard Voting Instructions and any modifications to them are approved by the Proxy Committee. The Standard Voting Instructions sometimes call for an investment professional to review the ballot question and provide a voting recommendation to the Proxy Committee (a “case-by-case vote”). The foregoing notwithstanding, the Proxy Committee always has the authority to determine a final voting decision.
The Adviser has hired a proxy advisory firm to perform various proxy voting related administrative services such as ballot reconciliation, vote processing and recordkeeping functions. The Proxy Committee has supplied the proxy advisory firm with the Standard Voting Instructions. The Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is in accordance with the General Policy. The proxy advisory firm may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case handling for a proposal, the PVOT will work with the investment professionals and the proxy advisory firm to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee’s final voting decision to the proxy advisory firm. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.
A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
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The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. This requirement includes engagement meetings with investee companies and does not include communications with proxy solicitation firms. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders’ meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated Hermes mutual fund, generally the Adviser will proportionally vote the client’s proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund’s proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund’s proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company’s outstanding voting securities at the time of the vote (“Downstream Affiliate”), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company’s securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers’ Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy advisory firm board member also sits on the board of a public company for which the proxy advisory firm will write a research report. This and similar situations give rise to an actual or apparent conflict of interest.
In order to avoid concerns that the conflicting interests of the engaged proxy advisory firm have influenced proxy voting recommendations, the Adviser will take the following steps:
■ A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy advisory firm on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy advisory firm has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
■ Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy advisory firm recommendation and the proxy advisory firm has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy advisory firm for that issuer; (b) the Director of Proxy Voting, or his designee, will review both the engaged proxy advisory firm research report and the research report of the other proxy advisory firm and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
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Portfolio Holdings Information
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund’s WAM and WAL, Shadow NAV (market-based value of the Fund’s portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. These reports are also available on the SEC’s website at sec.gov.
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund’s portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund’s Board.
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Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated Hermes, provides administrative personnel and services, including certain legal, compliance and financial administrative services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
SS&C GIDS, Inc., the Fund’s registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund’s financial statements and financial highlights are free of material misstatement.
Fees Paid by the Fund for Services
For the Year Ended October 31	2023	2022	2021
Advisory Fee Earned	$2,336,882	$2,115,761	$2,849,071
Advisory Fee Waived	$1,343,096	$1,377,664	$2,700,055
Net Administrative Fee	$608,397	$553,501	$743,589
Net 12b-1 Fee:
Cash II Shares	$8,143	$117,508	$—
Cash Series Shares	$114,952	$83,765	$—
Net Shareholder Services Fee:
Service Shares	$216,356	$159,339	$—
Cash II Shares	$13,573	$148,093	$—
Capital Shares	$38,593	$29,729	$—
Cash Series Shares	$56,390	$26,929	$—
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (“Rule 12b-1”) fees and shareholder services fees, which are borne only by the applicable class of Shares.
Securities Lending Activities
The Fund does not participate in a securities lending program and did not engage in any securities lending activities during the Fund’s most recent fiscal year.
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Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2023, are incorporated herein by reference to the Annual Report to Shareholders of Federated Hermes California Municipal Cash Trust dated October 31, 2023.
Investment Ratings
STANDARD & POOR’S (S&P) RATINGS
S&P MUNICIPAL SHORT-TERM Note RATINGS
An S&P note rating reflects the liquidity factors and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P DUAL RATINGS
S&P may assign dual ratings to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’). The definitions for the long-term and the short-term ratings are provided below.
S&P SHORT-TERM ISSUE CREDIT RATINGS
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely weaken an obligor’s capacity to meet its financial commitments on the obligation.
S&P LONG-TERM ISSUE CREDIT RATINGS*
* Ratings from ‘AA’ to ‘A’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA—An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
MOODY’S INVESTORS SERVICE, INC. (MOODY’S) RATINGS
Moody’s SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody’s short-term ratings are designated Moody’s Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
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The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to five years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.
MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
MOODY’S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of risk associated with scheduled principal and interest payments, and the second representing an evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The VMIG rating can be assigned a 1 or2 designation using the same definitions described above for the MIG rating.
VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
MOODY’S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability to repay short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability to repay short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
MOODY’S LONG-TERM DEBT RATINGS
Aaa—Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa—Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A—Obligations rated “A” are judged to be upper-medium-grade and are subject to low credit risk.
Baa—Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
FITCH RATINGS, INC. (FITCH)
FITCH SHORT-TERM DEBT RATINGS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
FITCH LONG-TERM DEBT RATINGS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
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AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
DBRS, INC. (DBRS®) RATINGS
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATINGS
The DBRS short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
DBRS LONG-TERM DEBT RATINGS
The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The absence of one of these designations indicates the rating is in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody’s may designate certain issues as NR, meaning that the issue or obligation is not rated.
29

Addresses
Federated Hermes California Municipal Cash Trust
Wealth Shares
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02110
Transfer Agent and Dividend Disbursing Agent
SS&C GIDS, Inc.
P.O. Box 219318
Kansas City, MO 64121-9318
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
30

Appendix A
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Hermes Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Kirkland & Ellis LLP
K&L Gates LLP
Financial PrinterS
Broadridge Investor Communication Solutions, Inc.
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Bloomberg L.P.
S&P Global
JPMorgan PricingDirect
Refinitiv US Holdings Inc.
RATINGS AGENCIES
Fitch, Inc.
Moody’s Investors Service, Inc.
Standard & Poor’s Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
ACA Technology Surveillance, Inc.
Bank of America
Bloomberg L.P.
Charles River Development
Citibank, N.A.
Eagle Investment Systems LLC
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Institutional Shareholder Services
Investortools, Inc.
MSCI ESG Research LLC
PricewaterhouseCoopers
Sustainalytics U.S. Inc.
31

Appendix B - California State Risk
STATE SPECIFIC INFORMATION
Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Fund’s policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.
The following describes economic conditions which may not continue and could change materially. There can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions.
CALIFORNIA
Information as of February 1, 2024
Special Considerations Relating to California
Population and Economy of the State
The State of California (the “State” or “California”) remained the most populous state in the nation although growth slowed over the last decade, according to the 2020 U.S. Census data. The State’s population in 2020 was 39.5 million, a 6.1 percent increase since 2010 but slower than its 10 percent gain in the previous decade. According to population estimates and housing data released in May 2023, California’s population decline in 2022 slowed with population estimated at 38.9 million people as of January 1, 2023. Over the same period, statewide housing growth increased by 0.85 percent, its highest level since 2008.
California’s economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy.
The U.S. unemployment rate held at 3.7 percent in December 2023, and the number of unemployed persons was essentially unchanged at 6.3 million. These measures are higher than a year earlier, when the jobless rate was 3.5 percent and the number of unemployed persons was 5.7 million. California’s unemployment rate increased to 5.1 percent in December 2023 despite the State’s employers adding 23,400 nonfarm payroll jobs to the economy. The number of unemployed Californians was 983,000 in December, an increase of 29,200 over the month and up 192,700 in comparison to December 2022. Total nonfarm jobs increased by 311,000 (a 1.7 percent increase) from December 2022 to December 2023 compared to the U.S. annual gain of 2,697,000 jobs (a 1.7 percent increase).
Year-to-date through October 2023, California permitted 111,200 units on a seasonally-adjusted annualized rate (SAAR), down 1.7 percent from September 2023 and down 7.8 percent from a year ago in October 2022. October permits consisted of 55,500 single-family units (down 13.5 percent year over year) and 55,700 multi-family units (down 1.3 percent year over year). The statewide median price of existing single-family homes decreased to $840,320 in October 2023, up 4.9 percent from October 2022. Sales of existing single-family homes in California increased slightly to 241,770 units (SAAR) in October 2023, down nearly 12 percent from October 2022.
The primary units of local government in California are the 58 counties, which range in population from just over 1,160 residents in Alpine County to 9.8 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There are also 482 incorporated cities in California and thousands of special districts formed for education, utilities and other services. The State receives revenues from taxes, fees and other sources, the most significant of which are from personal income tax, sales and use tax, and corporation tax. Local governments are impacted by the State’s collection and disbursement of revenue on a variety of programs and services, while other programs and services are primarily the responsibility of the local government. The State and local governments are also subject to certain constitutional and legislative limitations on their ability to impose new taxes. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.
Fiscal Year 2023-24 State Budget
The 2023-24 Budget (the “Budget”) was enacted on June 27, 2023. General Fund revenues for fiscal year 2023-24 are projected at $208.7 billion, which is a 1.73 percent increase from the 2022-23 level. General Fund expenditures for fiscal year 2023-24 are projected at $225.9 billion, a decrease from $234.6 billion in 2022-23.
32

The Budget also includes major General Fund expenditures for K-12 education, higher education, health and human services, and corrections and rehabilitation. For K-12 education programs, the Budget includes total funding of $129.2 billion ($79.5 billion General Fund and $49.7 billion other funds) for fiscal year 2023-24. For higher education, the Budget includes total funding of $40 billion ($27 billion General Fund and local property tax and $13 billion other funds) for fiscal year 2023-24. For health and human services, the Budget includes funding of $248.1 billion ($74 billion General Fund and $174.1 billion other funds) for fiscal year 2023-24. For corrections and rehabilitation, the Budget includes funding of $14.4 billion ($14 billion General Fund and $365.5 million other funds) for fiscal year 2023-24.
Ratings
As of February 1, 2024, the following ratings for California general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”):
Fitch	Moody’s	S&P
AA	Aa2	AA-
These ratings apply to the State only and are not indicative of the ratings assigned to local governments, such as counties, cities, school districts and other local agencies.
Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.
State of California Finances
The moneys of the State are segregated into the General Fund and over 1,000 other funds, including special, bond, federal and other funds. The General Fund is the depository of most of the major revenue sources of California and is not required by law to be credited to any fund. The General Fund consists of revenues received by the State Treasury; earnings from the investment of State moneys are not allocable to another Fund. The State’s major revenue sources are from personal income tax, sales and use tax, and corporation tax.
Retirement Liabilities
The State participates in two principal retirement systems, the California Public Employees’ Retirement System (“CalPERS”) and the California State Teachers’ Retirement System (“CalSTRS”). In each case, the State makes annual contributions from the General Fund, and additional contributions are made by other employers which are part of the systems, and by employees. The State’s annual contribution to CalPERS is determined by the CalPERS Board of Administration, and depends upon a variety of factors, including future investment performance, actuarial assumptions, and additional potential changes in retirement benefits. The State’s annual contribution to CalSTRS is set by statute, and the CalSTRS Board has limited authority to adjust the State’s contribution. The State has always made its mandatory contributions. For fiscal year 2023-24, the State’s contribution to CalPERS is $8.5 billion ($4.7 billion General Fund), and its contribution to CalSTRS is $3.9 billion. Both systems currently have unfunded liabilities in the tens of billions of dollars, and both systems have taken steps in recent years to address these gaps, which will result in increased State contributions in future years.
Constitutional and Statutory Limitations on Taxes and Appropriations; Constraints on the State Budget Process; Future Initiatives
California’s fiscal year begins on July 1st and ends on June 30th of the following year. Under the California Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure is the annual Budget Act as approved by the State Legislature and signed by the Governor. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the “Governor’s Budget”). Under State law and the State Constitution, the annual proposed Governor’s Budget cannot provide for projected expenditures in excess of projected resources for the ensuing fiscal year. Following the submission of the Governor’s Budget, the State Legislature takes up the proposal.
As required by the Balanced Budget Amendment (“Proposition 58”) adopted by the voters in 2004, beginning with fiscal year 2004-05, the State Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and beginning fund balances at the time of the passage and as set forth in the budget bill. Proposition 58 also provides for mid-year adjustments in the event that the budget falls out of balance, and the Governor calls a special legislative session to address the shortfall. Proposition 58 prohibits the use of general obligation bonds, revenue bonds and certain other forms of borrowing to cover fiscal year-end budget deficits. The restriction does not apply to certain other types of borrowing, such as: (i) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants), or (ii) inter-fund borrowings.
33

Litigation
The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. The State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not possible to predict their outcome or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.
Additional Information
The information herein has not been independently verified and constitutes only a brief summary of some of the general factors that may impact certain issuers of municipal bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of municipal bonds held by the Fund are subject. Information regarding the State’s financial condition is included in various public documents issued by the State, such as the official statements prepared in connection with the issuance of general obligation bonds of California.

34

Prospectus
February 29, 2024

Share Class | Ticker	Institutional | FFTXX	Premier | FTFXX

Federated Hermes Institutional Tax-Free Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
A money market mutual fund seeking to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal by investing in a portfolio of high-quality, tax-exempt securities maturing in five business days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Fund Summary Information–Institutional Shares
Federated Hermes Institutional Tax-Free Cash Trust(the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
IS
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	0.15%[1]
Total Annual Fund Operating Expenses	0.35%
Fee Waivers and/or Expense Reimbursements[2]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%
1
 The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. The Fund will incur and pay up to 0.05% of such Fees for the IS class of the Fund. The IS class of the Fund will not incur and pay such Fees to exceed 0.05% until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
2
 Under the investment advisory contract, the Adviser is required to reimburse/waive the amount, limited to the amount of the management fee, by which the Fund’s aggregate annual operating expenses, including the management fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes and extraordinary expenses exceed (after voluntary waivers and reimbursements) 0.45% of the Fund’s IS class average daily net assets. The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a)March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
1

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in five business days or less. The Fund will invest its assets so that distributions of annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (“Adviser”) also normally will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that distributions of annual interest income are also exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest the Fund’s assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Although the Fund is a money market fund, the net asset value (NAV) of the Fund’s shares will “float,” fluctuating with changes in the values of the Fund’s portfolio securities. Although the Fund is a floating net asset value money market fund and its share price will fluctuate, by investing in high quality securities with maturities of five business days or less, typically maintaining a weighted average portfolio maturity of approximately seven days or less and using amortized cost to value such securities when available, the Fund seeks to minimize the volatility of its NAV.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds, and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7, the Fund is designated as an “institutional” money market fund and is required to utilize current market-based prices (except as otherwise permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($1.0000). Effective October 2, 2024, if the Fund has total daily net redemptions that exceed 5% of the Fund’s net assets based on flow information available within a reasonable period after computation of the Fund’s net asset value on that day, the Fund will be required to impose a mandatory liquidity fee to all shares that are redeemed at a price computed on that day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. As an institutional money market fund, the Fund will not be limited to institutional investors, but will be available to retail investors as well.
2

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s returns include:
■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■ Liquidity Fees Risk. The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed. Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
3

■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■ Risk Associated with use of Amortized Cost. Under existing SEC guidance, the Fund will value its individual portfolio securities with remaining maturities of 60 days or less using its amortized cost price when such price is approximately the same (as determined by policies adopted by the Fund’s Board of Trustees (“Board”)) as its fair market price (“shadow price”). If a security’s shadow price is not approximately the same as its amortized cost price, the Fund will generally use the shadow price to value that security. In such cases, the use of the shadow price could cause the Fund’s NAV to fluctuate. See “Floating Net Asset Value Money Market Risk” below.
■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
■ Floating Net Asset Value Money Market Risk. The Fund will not maintain a constant NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
You could lose money by investing in the Fund.Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them.The Fund may impose a fee upon sale of your shares.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling the Fund at 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s IS class highest quarterly return was 0.87% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended December 31, 2021).
4

Average Annual Total Return Table
The following table represents the Fund’s IS class Average Annual Total Returns for the calendar period ended December 31, 2023.
Share Class	1 Year	5 Years	Since Inception
IS:	3.17%	1.18%	1.03%
Inception Date:			02/26/2016
The Fund’s IS class 7-Day Net Yield as of December 31, 2023, was 3.98%. You may go to FederatedHermes.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund’s IS class is generally $500,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase or redeem Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
Exchanges between the Fund and another Federated Hermes fund are not permitted.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax-exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund normally invests its assets so that distributions are exempt from AMT, but in certain circumstances income from the Fund may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Fund Summary Information–Premier Shares
Federated Hermes Institutional Tax-Free Cash Trust(the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Premier Shares (PRM) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
PRM
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
PRM
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	0.10%[1]
Total Annual Fund Operating Expenses	0.30%
Fee Waivers and/or Expense Reimbursements[2]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.15%
1
 The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its PRM class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the PRM class of the Fund. The PRM class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
2
 Under the investment advisory contract, the Adviser is required to reimburse/waive the amount, limited to the amount of the management fee, by which the Fund’s aggregate annual operating expenses, including the management fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes and extraordinary expenses exceed (after voluntary waivers and reimbursements) 0.45% of the Fund’s PRM class average daily net assets. The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses , if any) paid by the Fund’s PRM class (after the voluntary waivers and/or reimbursements) will not exceed 0.15% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a)March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in five business days or less. The Fund will invest its assets so that distributions of annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (“Adviser”) also normally will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that distributions of annual interest income are also exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest the Fund’s assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Although the Fund is a money market fund, the net asset value (NAV) of the Fund’s shares will “float,” fluctuating with changes in the values of the Fund’s portfolio securities. Although the Fund is a floating net asset value money market fund and its share price will fluctuate, by investing in high quality securities with maturities of five business days or less, typically maintaining a weighted average portfolio maturity of approximately seven days or less and using amortized cost to value such securities when available, the Fund seeks to minimize the volatility of its NAV.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds, and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7, the Fund is designated as an “institutional” money market fund and is required to utilize current market-based prices (except as otherwise permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($1.0000). Effective October 2, 2024, if the Fund has total daily net redemptions that exceed 5% of the Fund’s net assets based on flow information available within a reasonable period after computation of the Fund’s net asset value on that day, the Fund will be required to impose a mandatory liquidity fee to all shares that are redeemed at a price computed on that day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. As an institutional money market fund, the Fund will not be limited to institutional investors, but will be available to retail investors as well.
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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s returns include:
■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■ Liquidity Fees Risk. The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed. Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
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■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■ Risk Associated with use of Amortized Cost. Under existing SEC guidance, the Fund will value its individual portfolio securities with remaining maturities of 60 days or less using its amortized cost price when such price is approximately the same (as determined by policies adopted by the Fund’s Board of Trustees (“Board”)) as its fair market price (“shadow price”). If a security’s shadow price is not approximately the same as its amortized cost price, the Fund will generally use the shadow price to value that security. In such cases, the use of the shadow price could cause the Fund’s NAV to fluctuate. See “Floating Net Asset Value Money Market Risk” below.
■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
■ Floating Net Asset Value Money Market Risk. The Fund will not maintain a constant NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
You could lose money by investing in the Fund.Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them.The Fund may impose a fee upon sale of your shares.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s PRM class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s PRM class highest quarterly return was 0.88% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended December 31, 2021).
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Average Annual Total Return Table
The following table represents the Fund’s PRM class Average Annual Total Returns for the calendar period ended December 31, 2023.
Share Class	1 Year	5 Years	10 Years
PRM:	3.22%	1.21%	0.84%
The Fund’s PRM class 7-Day Net Yield as of December 31, 2023, was 4.03%. You may go to FederatedHermes.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund’s PRM class is generally $5 million and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase or redeem Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
Exchanges between the Fund and another Federated Hermes fund are not permitted.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax-exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund normally invests its assets so that distributions are exempt from AMT, but in certain circumstances income from the Fund may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
What are the Fund’s Investment Strategies?
The Fund’s investment objective is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in five business days or less. The Fund will invest its assets so that distributions of its annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (“Adviser”) also normally will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT) such that distributions of annual interest income are also exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest the Fund’s assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Although the Fund is a money market fund, the net asset value (NAV) of the Fund’s shares will “float,” fluctuating with changes in the values of the Fund’s portfolio securities. Although the Fund is a floating net asset value money market fund and its share price will fluctuate, by investing in high quality securities with maturities of five business days or less, typically maintaining a weighted average portfolio maturity of approximately seven days or less and using amortized cost to value such securities when available, the Fund seeks to minimize the volatility of its NAV.
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The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser’s assessment of the issuer’s credit quality, including the issuer’s or guarantor’s capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (WAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve’s monetary policy. The Adviser structures the portfolio by investing principally in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus. The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will typically: (1) maintain a WAM of approximately seven days or less; and (2) maintain a weighted average life (WAL) of approximately seven days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating WAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the approximate seven-day WAL limitation could serve to limit the Fund’s ability to invest in Adjustable Rate Securities.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940. Rule 2a-7, which regulates money market funds, imposes various requirements on money market funds, including, among others, regulations related to maturity, credit quality and diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities (including, for example, securities subject to the federal AMT) or holding cash. It may do this in response to unusual circumstances such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund’s investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.
What are the Fund’s Principal Investments?
The following provides general information on the Fund’s principal investments. The Fund’s Statement of Additional Information (SAI) provides information about the Fund’s non-principal investments and may provide additional information about the Fund’s principal investments.
TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest.
Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments
11

as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company’s loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. However, issues are available in the marketplace that are not subject to the AMT due to qualifying tax rules.
Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies, managing its uninvested cash and/or other investment reasons consistent with the Fund’s investment objective and investment strategies. These investments may include shares of an affiliated fund, including a money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. These investments also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquired fund. For example, a conflict of interest can arise due to the possibility that the Adviser to the Fund could make a decision to redeem the Fund’s investment in the acquired fund. In the case of an investment in an affiliated fund, a conflict of interest can arise if, because of the Fund’s investment in the acquired fund, the acquired fund is able to garner more assets, thereby growing the acquired fund and increasing the management fees received by the investment adviser to the acquired fund, which would either be the Adviser or an affiliate of the Adviser. However, the Adviser believes that the benefits and efficiencies of making investments in other investment companies should outweigh the potential additional fees and/or expenses and resulting conflicts of interest. The Fund may invest in money market securities directly.
OTHER INVESTMENTS, TRANSACTIONS, TECHNIQUES
Additional Information Regarding the Security Selection Process
As part of analysis in its security selection process, among other factors, the Adviser also evaluates whether environmental, social and governance factors could have a positive or negative impact on the risk profiles of many issuers or guarantors in the universe of securities in which the Fund may invest. The Adviser may also consider information derived from active engagements conducted by its in-house stewardship team with certain issuers or guarantors on environmental, social and governance topics. This qualitative analysis does not automatically result in including or excluding specific securities but may be used by Federated Hermes as an additional input in its primary analysis.
Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund’s board or its delegate to present minimal credit risk based on an assessment of the issuer’s credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund’s Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund’s principal investments. These are the primary factors that may impact the Fund’s NAV, delay the payment of redemptions by the Fund or reduce the Fund’s daily dividends. Any additional risks associated with the Fund’s non-principal investments are described in the Fund’s SAI. The Fund’s SAI also may provide additional information about the risks associated with the Fund’s principal investments.
TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer’s authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer’s budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
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ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody’s Investor Services, Inc. and Standard & Poor’s that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO’s assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund’s portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund’s performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale across the market. This may increase redemptions from funds that hold impacted securities. Such a market event could result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
LIQUIDITY Fees Risk
The Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed. Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other
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charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
INTEREST RATE RISK
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities. Negative or very low interest rates magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, have unpredictable effects on markets and expose debt and related markets to heightened volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates and/or volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also is likely to be low or otherwise adversely affected or the Fund may be unable to maintain a positive return, or yield, or minimize the volatility of the Fund’s NAV per share.
Certain of the Fund’s investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund’s investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable (including, for example, under the AMT).
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund’s ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
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CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.
A single enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
RISK ASSOCIATED WITH USE OF AMORTIZED COST
Under existing SEC guidance, the Fund will value its individual portfolio securities with remaining maturities of 60 days or less using its amortized cost price when such price is approximately the same (as determined by policies adopted by the Fund’s Board) as its shadow price. If a security’s shadow price is not approximately the same as its amortized cost price, the Fund will generally use the shadow price to value that security. In such cases, the use of the shadow price could cause the Fund’s NAV to fluctuate. See “Floating Net Asset Value Money Market Risk” below.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low or negative interest rate environment may prevent the Fund from providing a positive return, or yield, or paying Fund expenses out of current income. The Fund’s yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
Floating Net Asset Value Money Market Risk
The Fund will not maintain a constant NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.
technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
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What Do Shares Cost?
calculation of net asset value
The NAV per share is generally based on the market value of the investments held by the Fund. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to each class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the variance between the amount of accrued investment income and capital gains or losses allocated to each class and the amount actually distributed to shareholders of each class. The Fund’s current NAV and/or public offering price may be found at FederatedHermes.com, via online news sources and in certain newspapers.
You can purchase or redeem Shares any day the NYSE is open.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair value determinations.
When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed. In calculating its NAV, the Fund generally values investments as follows:
■ Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) in accordance with “Use of Amortized Cost” below.
You can purchase or redeem Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund’s Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day’s dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on FederatedHermes.com. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although FederatedHermes.com will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem Shares”), it is processed at the next determined NAV. NAV is determined at 1:00 p.m. (Eastern time) each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
USE OF AMORTIZED COST
Under the amortized cost valuation method, an investment is valued at its acquisition cost, as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date as appropriate.
In response to SEC guidance that institutional money market funds may only use the amortized cost method to value a portfolio security with a remaining maturity of 60 days or less when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation, the Board has adopted certain procedures to perform a comparison between the amortized cost price and the fair market price (“shadow price”) of a portfolio security that utilizes amortized cost to value the security to ensure that amortized cost is used to value the security only where it is “approximately the same” as the security’s shadow price. If the shadow price of such security is not approximately the same as the amortized cost price, generally the shadow price of the security will be used, unless otherwise permitted under the procedures. Shadow prices for individual securities are generally provided by an independent pricing service unless otherwise authorized by the procedures approved by the Board.
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How is the Fund Sold?
The Fund offers the following Share classes: Institutional Shares and Premier Shares, each representing interests in a single portfolio of securities. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions may apply.
Under the Distributor’s Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Hermes Inc. (“Federated Hermes,” formerly, Federated Investors, Inc.)
The Fund’s Distributor markets the Shares described in this Prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors or to individuals, directly or through financial intermediaries.
Intra-Fund Share Conversion Program
A shareholder in the Fund’s Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Hermes, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated Hermes. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The IS class of the Fund will pay no more than 0.05% Service Fees until such time as approved by the Fund’s Board of Trustees.
The Fund’s Premier Shares have no present intention of paying, accruing or incurring any such Service Fees until such time as approved by the Fund’s Board of Trustees.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The IS class of the Fund will pay no more than 0.05% Account Administration Fees until such time as approved by the Fund’s Board of Trustees.
The Fund’s Premier Shares have no present intention of paying, accruing or incurring any such Account Administration Fees until such time as approved by the Fund’s Board of Trustees.
RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds, within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.
The minimum initial investment for the Fund’s IS class is generally $500,000. There is no minimum subsequent investment amount.
The minimum initial investment for the Fund’s PRM class is generally $5 million. There is no minimum subsequent investment amount.
Exchanges between the Fund and other Federated Hermes funds are not permitted.
For important account information, see the section “Security and Privacy Protection.”
An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with yourShare transactions.
THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
Currently, certain financial intermediaries serve as agents for the Fund for the purpose of determining the time a trade is received in good order. Where a financial intermediary serves as agent, the order is priced at the Fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by the Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on the Fund’s behalf are priced at the Fund’s NAV next calculated after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
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DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. NAV is determined at 1:00 p.m. If you call the Fund by 1:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend. If you call the Fund after 1:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system the next day, you will be entitled to the next day’s trade date and dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated Hermes EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or SS&C GIDS, Inc., the Fund’s transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Hermes Funds at the following address:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Hermes Funds
430 W 7th Street
Suite 219318
Kansas City, MO 64105-1407
Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or SS&C GIDS, Inc., the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Hermes Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced using the final NAV calculated on the day the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
By Online Account Services
Currently, you may view your accounts online through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “My Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative. Institutional shareholders should speak with their Federated Hermes relationship manager to discuss online options available.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
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BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem Shares
You should redeem Shares:
■ through a financial intermediary if you purchased Shares through a financial intermediary; or
■ directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day for each method of payment after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. NAV is determined at 1:00 p.m. The 1:00 p.m. calculation point is intended to facilitate same day settlement. Receipt of a redemption order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by 1:00 p.m. Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.
By Mail
You may redeem Shares by mailing a written request to the Fund.
Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
Send requests by private courier or overnight delivery service to:
The Federated Hermes Funds
430 W 7th Street
Suite 219318
Kansas City, MO 64105-1407
All requests must include:
■ Fund Name and Share Class, account number and account registration;
■ amount to be redeemed; and
■ signatures of all shareholders exactly as registered.
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Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■ your redemption will be sent to an address other than the address of record;
■ your redemption will be sent to an address of record that was changed within the last 30 days;
■ a redemption is payable to someone other than the shareholder(s) of record; or
■ transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
Currently, you may view your accounts online through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “My Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative. Institutional shareholders should speak with their Federated Hermes relationship manager to discuss online options available.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■ An electronic transfer to your account at a financial institution that is an ACH member; or
■ Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■ Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Hermes (“Federated Hermes funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■ Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund’s portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund’s Board, which generally include distributions of a pro rata share of the Fund’s portfolio assets. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, securities received may be subject to market risk and the shareholder could incur taxable gains and brokerage or other charges in converting the securities to cash.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■ to allow your purchase to clear (as discussed below);
■ during periods of market volatility;
■ when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
■ during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
22

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■ when the NYSE is closed, other than customary weekend and holiday closings;
■ when trading on the NYSE is restricted, as determined by the SEC;
■ in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or
■ in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
CERTAIN SPECIAL LIMITATIONS AFFECTING REDEMPTIONS
The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed, which would remain in effect until the Board or its delegate determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed, the Board or its delegate may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. If discretionary liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition and termination of a discretionary liquidity fee will also be reported by the Fund to the SEC on Form N-CR until June 10, 2024 and, effective June 11, 2024, on Form N-MFP.
Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If mandatory liquidity fees are imposed, the Fund will notify shareholders of record. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition and termination of a mandatory liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.
All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
23

If the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received by the Fund after the last NAV determination of a given day but prior to notification of the imposition of liquidity fees will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption order was received in good order by the Fund or the Fund’s agent before the Fund imposed liquidity fees.
Systematic Withdrawal Program
You may automatically redeem Shares. The minimum amount for all new or revised systematic redemptions of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Hermes will not be responsible for losses that result from unauthorized transactions, unless Federated Hermes does not follow procedures designed to verify your identity. When initiating a transaction by telephone, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
Using FederatedHermes.com/us’s Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that Internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
Investors are able to view accounts online but online transactions are not permitted.
24

ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Hermes’ privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through FederatedHermes.com/us.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated Hermes fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the State of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder’s financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder’s specific rights and responsibilities under his or her state’s escheatment law(s), which can generally be found on a state’s official website.
25

ACCOUNTS WITH LOW BALANCES
Federated Hermes reserves the right to close accounts if redemptions cause the account balance to fall below:
■ $500,000 for the IS class;
■ $5 million for the PRM class.
Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund and/or your financial intermediary provides year-end tax information and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.
Redemptions are taxable sales. When the NAV of the Fund’s shares varies from $1.0000 per share, shareholders will realize a gain or loss upon the sale or redemption of such Fund shares. Any gain resulting from the redemption of Fund shares generally will be taxable to you as either short-term or long-term capital gain, depending on how long you held your shares in the Fund. Please consult your tax adviser regarding your federal, state and local tax liability.
FREQUENT TRADING POLICIES
Given the short-term nature of the Fund’s investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.
Other funds in the Federated Hermes family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated Hermes funds or their shareholders. If you plan to redeem your Fund Shares for shares of another Federated Hermes fund, please read the prospectus of that other Federated Hermes fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 credit/obligor exposures, dollar-weighted average portfolio maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund’s WAM and WAL, Shadow NAV (market-based value of the Fund’s portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. These reports are also available on the SEC’s website at sec.gov.
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund’s portfolio holdings and/or composition may be posted to FederatedHermes.com/us. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
26

Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other advisory subsidiaries of Federated Hermes combined, advise approximately 101 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds). Federated Hermes’ assets under management totaled approximately $757.6 billion as of December 31, 2023. Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with more than 2,000 employees. Federated Hermes provides investment products to more than 10,000 investment professionals and institutions.
The Adviser advises approximately 73 registered investment companies and also manages sub-advised funds. The Adviser’s assets under management totaled approximately $468.4 billion as of December 31, 2023.
ADVISORY FEES
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund’s Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its Shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual and Semi-Annual Shareholder Reports for the periods ended October 31 and April 30, respectively.
27

Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.
28

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)[1]	0.0299	0.0062	0.0001	0.0060	0.0137
Net realized gain (loss)	(0.0005)[2]	(0.0000)[3]	—	—	—
Total From Investment Operations	0.0294	0.0062	0.0001	0.0060	0.0137
Less Distributions:
Distributions from net investment income	(0.0294)	(0.0062)	(0.0001)	(0.0060)	(0.0137)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[4]	2.98%	0.62%	0.01%	0.60%	1.38%
Ratios to Average Net Assets:
Net expenses[5]	0.20%	0.18%	0.08%	0.19%	0.20%
Net investment income	2.99%	0.75%	0.01%	0.64%	1.36%
Expense waiver/reimbursement[6]	0.15%	0.18%	0.29%	0.18%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,732,481	$1,114,556	$549,366	$735,236	$855,998

1	Per share numbers have been calculated using the average shares method.
2
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

3	Represents less than $0.0001.
4	Based on net asset value.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2023, which can be obtained free of charge.
29

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)[1]	0.0300	0.0065	0.0001	0.0063	0.0142
Net realized gain (loss)	(0.0001)[2]	(0.0000)[3]	—	—	—
Total From Investment Operations	0.0299	0.0065	0.0001	0.0063	0.0142
Less Distributions:
Distributions from net investment income	(0.0299)	(0.0065)	(0.0001)	(0.0063)	(0.0142)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[4]	3.03%	0.65%	0.01%	0.64%	1.43%
Ratios to Average Net Assets:
Net expenses[5]	0.15%	0.14%	0.08%	0.15%	0.15%
Net investment income	2.99%	0.83%	0.01%	0.72%	1.42%
Expense waiver/reimbursement[6]	0.15%	0.17%	0.24%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$769,020	$784,152	$301,266	$398,163	$515,446

1	Per share numbers have been calculated using the average shares method.
2
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

3	Represents less than $0.0001.
4	Based on net asset value.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2023, which can be obtained free of charge.
30

Appendix A: Hypothetical Investment and Expense Information
The following charts provide additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The charts show the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus does not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED HERMES INSTITUTIONAL TAX-FREE CASH TRUST - IS CLASS
ANNUAL EXPENSE RATIO: 0.35%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$35.81	$10,465.00
2	$10,465.00	$523.25	$10,988.25	$37.48	$10,951.62
3	$10,951.62	$547.58	$11,499.20	$39.22	$11,460.87
4	$11,460.87	$573.04	$12,033.91	$41.05	$11,993.80
5	$11,993.80	$599.69	$12,593.49	$42.95	$12,551.51
6	$12,551.51	$627.58	$13,179.09	$44.95	$13,135.16
7	$13,135.16	$656.76	$13,791.92	$47.04	$13,745.94
8	$13,745.94	$687.30	$14,433.24	$49.23	$14,385.13
9	$14,385.13	$719.26	$15,104.39	$51.52	$15,054.04
10	$15,054.04	$752.70	$15,806.74	$53.91	$15,754.05
Cumulative		$6,187.16		$443.16

FEDERATED HERMES INSTITUTIONAL TAX-FREE CASH TRUST - PRM CLASS
ANNUAL EXPENSE RATIO: 0.30%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$30.71	$10,470.00
2	$10,470.00	$523.50	$10,993.50	$32.15	$10,962.09
3	$10,962.09	$548.10	$11,510.19	$33.66	$11,477.31
4	$11,477.31	$573.87	$12,051.18	$35.24	$12,016.74
5	$12,016.74	$600.84	$12,617.58	$36.90	$12,581.53
6	$12,581.53	$629.08	$13,210.61	$38.63	$13,172.86
7	$13,172.86	$658.64	$13,831.50	$40.45	$13,791.98
8	$13,791.98	$689.60	$14,481.58	$42.35	$14,440.20
9	$14,440.20	$722.01	$15,162.21	$44.34	$15,118.89
10	$15,118.89	$755.94	$15,874.83	$46.42	$15,829.48
Cumulative		$6,201.58		$380.85
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An SAI dated February 29, 2024, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
The Fund’s shareholder reports will be made available on FederatedHermes.com/us/FundInformation, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the Fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through e-delivery.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on FederatedHermes.com/us.
You can obtain information about the Fund (including the SAI) by accessing Fund information from the EDGAR Database on the SEC’s website at sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov.

Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us atFederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 608919486
CUSIP 60934N666
Q452732 (2/24)
© 2024 Federated Hermes, Inc.

Statement of Additional Information
February 29, 2024

Share Class | Ticker	Institutional | FFTXX	Premier | FTFXX

Federated Hermes Institutional Tax-Free Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”), dated February 29, 2024.
This SAI incorporates by reference the Fund’s Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
6	Investment Objective (and Policies) and Investment Limitations
9	What Do Shares Cost?
9	How is the Fund Sold?
12	Purchases In-Kind
12	Redemption In-Kind
13	Massachusetts Partnership Law
13	Share Information
14	Tax Information
14	Who Manages and Provides Services to the Fund?
27	Financial Information
27	Investment Ratings
30	Addresses
31	Appendix
Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
8010414B (2/24)
©2024 Federated Hermes, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Federated Hermes Money Market Obligations Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on November 20, 1978, was reorganized as a portfolio of the Trust on November 1, 1999. Effective March 31, 2016, the Fund changed its name to Federated Institutional Tax-Free Cash Trust. Effective June 26, 2020, the Trust changed its name from Money Market Obligations Trust to Federated Hermes Money Market Obligations Trust, and the Fund changed its name from Federated Institutional Tax-Free Cash Trust to Federated Hermes Institutional Tax-Free Cash Trust.
The Board of Trustees has established two classes of shares of the Fund, known as Institutional Shares and Premier Shares (Shares). Effective February 26, 2016, the Fund’s original shares were redesignated as Premier Shares. This SAI relates to both classes of Shares. The Fund’s investment adviser is Federated Investment Management Company (“Adviser”).
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund’s Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
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Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants’ sales, and related tax collections, failed to increase as anticipated.
Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Coverage
In accordance with the requirements of Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”), any borrowings by the Fund, including reverse repurchase agreements, will be made only to the extent the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all of its borrowings.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities (including, for example, securities subject to the federal alternative minimum tax for individuals) and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the
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FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury’s obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
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Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund’s board or its delegate to present minimal credit risk based on an assessment of the issuer’s credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund’s Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security’s issuer or guarantor’s financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor’s industry within the economy and relative to economic trends, as well as the issuer or guarantor’s competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund’s portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Inter-Fund Borrowing AND Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds (“Federated Hermes funds”) advised by subsidiaries of Federated Hermes, Inc., (“Federated Hermes,” formerly, Federated Investors, Inc.) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated Hermes funds, and an inter-fund loan is only made if it benefits each participating Federated Hermes fund. Federated Hermes administers the program according to procedures approved by the Fund’s Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated Hermes funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund’s participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated Hermes fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated Hermes fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund’s principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
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Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund’s ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
LARGE SHAREHOLDER RISK
A significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser or an affiliate of the Adviser may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Fund’s net asset value and performance and could cause the Fund to buy or sell securities at inopportune times in order to meet purchase or redemption requests. Investments in the Fund by other investment companies also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquiring fund. For example, a conflict of interest can arise due to the possibility that the investment adviser to the acquiring fund could make a decision to redeem the acquiring fund’s investment in the Fund. In the case of an investment by an affiliated fund, a conflict of interest can arise if, because of the acquiring fund’s investment in the Fund, the Fund is able to garner more assets from third-party investors, thereby growing the Fund and increasing the management fees received by the Adviser, which could also be the investment adviser to the acquiring fund.
CYBERSECURITY AND OPERATIONAL RISK
Like other funds and business enterprises, Federated Hermes’ business relies on the security and reliability of information and communications technology, systems and networks. Federated Hermes uses digital technology, including, for example, networked systems, email and the Internet, as well as mobile devices and “cloud”-based service offerings, to conduct business operations and engage clients, customers, employees, products, accounts, shareholders and relevant service providers, among others. Federated Hermes, as well as its funds and certain service providers, also generate, compile and process information for purposes of preparing and making filings or reports to governmental agencies, or providing reports or statements to customers, and a cybersecurity attack or incident that impacts that information, or the generation and filing processes, can prevent required regulatory filings and reports from being made, or reports or statements from being delivered, or cause the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). The use of the Internet and other electronic media and technology exposes the Fund, the Fund’s shareholders, and the Fund’s service providers, and their respective operations, to potential risks from cybersecurity attacks or incidents (collectively, “cyber-events”). The work-from-home environment necessitated by the novel coronavirus (“COVID-19”) pandemic has increased the risk of cyber incidents given the increase in cyber attack surface stemming from the use of personal devices and non-office or personal technology.
Cyber-events can result from intentional (or deliberate) attacks or unintentional events by insiders (e.g., employees) or third parties, including cybercriminals, competitors, nation-states and “hacktivists,” among others. Cyber-events can include, for example, phishing, credential harvesting or use of stolen access credentials, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), structured query language attacks, infection from or spread of malware, ransomware, computer viruses or other malicious software code, corruption of data, exfiltration of data to malicious sites, the dark web or other locations or threat actors, and attacks (including, but not limited to, denial of service attacks on websites) which shut down, disable, slow, impair or otherwise disrupt operations, business processes, technology, connectivity or website or Internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events on a daily basis. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Cyber-events can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. To date, cyber-events have not had a material adverse effect on the Fund’s business operations or performance.
Cyber-events can affect, potentially in a material way, Federated Hermes’ relationships with its customers, employees, products, accounts, shareholders and relevant service providers. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, damage to employee perceptions of the company, and additional compliance costs associated with corrective measures and credit monitoring for impacted individuals. A cyber-event can cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions,
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generate or make filings or deliver reports or statements, calculate the Fund’s NAV, or allow shareholders to transact business or other disruptions to operations), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also can result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund’s investments to lose value.
The Fund’s Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. The Fund’s Adviser employs various measures aimed at mitigating cybersecurity risk, including, among others, use of firewalls, system segmentation, system monitoring, virus scanning, periodic penetration testing, employee phishing training and an employee cybersecurity awareness campaign. Among other service provider management efforts, Federated Hermes also conducts due diligence on key service providers relating to cybersecurity. Federated Hermes has established a committee to oversee Federated Hermes’ information security and data governance efforts, and updates on cyber-events and risks are reviewed with relevant committees, as well as Federated Hermes’ and the Fund’s Boards of Directors or Trustees (or a committee thereof), on a periodic (generally quarterly) basis (and more frequently when circumstances warrant) as part of risk management oversight responsibilities. However, there is no guarantee that the efforts of Federated Hermes, the Fund’s Adviser or its affiliates, or other service providers, will succeed, either entirely or partially as there are limits on Federated Hermes’ and the Fund’s ability to prevent, detect or mitigate cyber-events. Among other reasons, the cybersecurity landscape is constantly evolving, the nature of malicious cyber-events is becoming increasingly sophisticated and the Fund’s Adviser, and its relevant affiliates, cannot control the cyber systems and cybersecurity systems of issuers or third-party service providers.
The Fund can be exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as the COVID-19 pandemic), can adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Investment Objective (and Policies) and Investment Limitations
The fundamental investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.
Under normal circumstances, the Fund will invest its assets so that at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
The fundamental investment objective and policy may not be changed by the Board without shareholder approval.
Investment Limitations
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (“1940 Act”).
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund may concentrate its investments in short-term tax exempt securities which are guaranteed by the U.S. government, regardless of the location of the issuing municipality. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.
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Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
The above limitations are fundamental and cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund’s outstanding voting securities,” as defined by the 1940 Act, which means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Fund. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the federal securities laws.
Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Additional Information
For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
As a non-fundamental operating policy, the investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.” For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
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To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. Investments in private activity bonds will be classified according to the non-governmental entity from which the bond’s principal and interest payments are principally derived. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed, which would remain in effect until the Board or its delegate determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed, the Board or its delegate may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund’s NAV determinations. If discretionary liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition and termination of a discretionary liquidity fee will also be reported by the Fund to the SEC on Form N-CR until June 10, 2024 and, effective June 11, 2024, on Form N-MFP.
Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If mandatory liquidity fees are imposed, the Fund will notify shareholders of record. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition and termination of a mandatory liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.
All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund. A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares, and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemption in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
8

Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption order was received in good order by the Fund or by the Fund’s agent before the Fund imposed liquidity fees.
What Do Shares Cost?
DETERMINING MARKET VALUE OF SECURITIES
The NAV per share is based on the market value of the investments held by the Fund. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to each class, and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the variance between the amount of accrued investment income and capital gains or losses allocated to each class and the amount actually distributed to shareholders of each class. The Fund’s current NAV and/or public offering price may be found at FederatedHermes.com, via online news sources and in certain newspapers.
You can purchase or redeem Shares any day the NYSE is open.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair value determinations.
When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.
In calculating its NAV, the Fund generally values investments as follows:
■ Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) in accordance with “Use of Amortized Cost” below.
A low or negative interest rate environment impacts, in a negative way, the Fund’s ability to provide a positive return, or yield, to its shareholders, pay expenses out of current income, and/or achieve its investment objective.
USE OF AMORTIZED COST
In accordance with SEC guidance, the Fund will price securities with remaining maturities of 60 days or less at amortized cost, provided the amortized cost price is approximately the same as the fair market price (“shadow price”) of such security. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. The Fund uses this adjusted cost to value the investment.
In response to SEC guidance that institutional money market funds may only use the amortized cost method to value a portfolio security with a remaining maturity of 60 days or less when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation, the Board has adopted certain procedures to perform a comparison between the amortized cost price and the shadow price of a portfolio security that utilizes amortized cost to value the security to insure that amortized cost is used to value the security only where it is “approximately the same” as the security’s shadow price. If the shadow price of such security is not approximately the same as the amortized cost price, generally the shadow price of the security will be used, unless otherwise permitted under the procedures. Shadow prices for individual securities are generally provided by an independent pricing service unless otherwise authorized by the procedures approved by the Board.
How is the Fund Sold?
Under the Distributor’s Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
9

Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor’s efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated Hermes funds and any services it provides, as well as the fees and/or commissions it charges.
Regarding the Fund’s IS class, the IS class of the Fund currently does not accrue, pay or incur shareholder services/account administration fees in excess of 0.05%, although the Board of Trustees has approved the IS class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The IS class of the Fund will not accrue, pay or incur such fees until such time as approved by the Fund’s Board of Trustees.
Regarding the Fund’s PRM class, the PRM class of the Fund currently does not accrue, pay or incur any shareholder services/account administration fees, although the Board of Trustees has approved the PRM class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The PRM class of the Fund will not accrue, pay or incur such fees until such time as approved by the Fund’s Board of Trustees.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated Hermes funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that offer Federated Hermes investment companies to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include, but are not limited to: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary’s mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated Hermes fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
10

Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include reimbursement of transaction costs, and financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events. The Distributor may also provide additional compensation to financial intermediaries for services rendered in connection with technology and programming set-up, platform development and maintenance or similar services and for the provision of sales-related data to the Adviser and/orits affiliates.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2023, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated Hermes fund shares or provide services to the Federated Hermes funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2023, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
AE Wealth Management, LLC
Aegis Financial
All Star Financial
American Enterprise Investment Services Inc.
American Portfolios Advisors, Inc.
Aon Securities Corp.
Arete Wealth Management, LLC
Assetmark, Inc.
Atlas Private Wealth Management, LLC
BlackRock Investments, LLC
BofA Securities, Inc.
Bolton Global Capital, Inc.
Boyd Capital Management
Broadridge Business Process Outsourcing, LLC
Callan
Cambridge Financial Group, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
Citigroup Global Markets Inc.
Citizens Securities, Inc.
Comerica Securities, Inc.
Commonwealth Financial Network
Davenport & Company LLC
Deutsche Bank Securities Inc.
Dynasty Wealth Management, LLC
Edward D. Jones & Co., LP
Empower Financial Services, Inc.
Envestnet PMC
FBL Marketing Services, LLC
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
Fifth Third Securities, Inc.
FIS Brokerage & Securities Services LLC
Global Retirement Partners LLC
Goldman Sachs & Co. LLC
HighTower Securities, LLC
Hilltop Securities, Inc.
HUB International Investment Services Inc.
Huntington Securities, Inc.
Insigneo Securities, LLC
Institutional Cash Distributors, LLC
Interactive Brokers LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Jefferies LLC
John Hancock Mutual Life Insurance Co
Kestra Investment Services LLC
Key Investment Services LLC
KeyBanc Capital Markets Inc.
Keystone Financial Planning, Inc.
Leafhouse Financial Advisors, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Distributors, Inc.
Lincoln Investment Planning, LLC
LPL Financial LLC
Marquette Associates, Inc.
Mercer Global Advisors Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
MML Investors
Monarch Wealth Strategies
Morgan Stanley Smith Barney LLC
National Financial Services LLC
Nationwide Investment Services Corporation
NewEdge Securities, Inc.
Northwestern Mutual Investment Services, LLC
OneDigital Investment Advisors
Open Range Financial Group, LLC
11

Oppenheimer & Company, Inc.
Orion Portfolio Solutions LLC
Osaic Institutions, Inc.
Osaic Wealth, Inc.
Paychex Securities Corp.
Pensionmark Financial Group, LLC
Pershing LLC
Planmember Securities Corporation
PNC Capital Markets, LLC
PNC Investments LLC
Principal Securities, Inc.
Private Client Services, LLC
Private Wealth Advisors, Inc.
Prudential Investment Management Services LLC
Putnam Investment Management, LLC
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Robert W Baird & Co. Incorporated
Rockefeller Capital Management
Royal Alliance Associates, Inc.
Sagepoint Financial, LLC
Sanctuary Securities, Inc.
Sanford C. Bernstein & Company, LLC
SBC Wealth Management
Securities America, Inc.
Security Distributors, LLC
Sentry Advisors, LLC
Spire Securities, LLC
State Street Global Markets, LLC
Steward Partners Investment Advisory, LLC
Stifel, Nicolaus & Company, Incorporated
Strategic Financial Partners, Ltd
TD Ameritrade, Inc.
TD Private Client Wealth LLC
Teachers Insurance and Annuity Association of America
The Huntington Investment Company
The Vanguard Group, Inc.
Thrivent Investment Management Inc.
Towerpoint Wealth, LLC
Treasury Brokerage
Truist Investment Services, Inc.
Truist Securities, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America, L.P.
Validus Capital LLC
Vanguard Marketing Corporation
Veridian Capital Partners
Vining-Sparks-IBG, LLC
Vision Financial Markets, LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Webb Financial Group, LLC
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
Woodbury Financial Services, Inc.

Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities’ values prior to sale.
12

Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
In the unlikely event a shareholder or former shareholder is held personally liable for the Trust’s obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust’s Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
SHAREHOLDERS OF THE FUND
As of February 7, 2024, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Premier Shares: Morgan Stanley Smith Barney, Jersey City, NJ, owned approximately 181,503,256 Shares (27.23%); Band & Co., Milwaukee, WI, owned approximately 93,570,354 Shares (14.03%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, owned approximately 47,294,885 Shares (7.09%); State Street Bank and Trust Company, North Quincy, MA, owned approximately 42,462,918 Shares (6.37%); and Pershing LLC, Jersey City, NJ, owned 32,246,730 Shares (5,88%).
As of February 7, 2024, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, owned approximately 1,001,807,362 Shares (63.91%); and Wells Fargo Clearing Services LLC, St. Louis, MO, owned approximately 199,609,501 Shares (12.73%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Morgan Stanley Smith Barney is organized in the State of Delaware and is a subsidiary of Morgan Stanley; organized in the State of Delaware.
Merrill Lynch Pierce Fenner & Smith Incorporated (MLPF&S) is a wholly owned subsidiary of Bank of America Corporation organized in the State of Delaware.
13

Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by the Fund.
The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.
When the NAV of the Fund’s shares varies from $1.0000 per share, shareholders will realize a gain or loss upon the sale or redemption of the Fund’s shares. The IRS has issued final regulations, on which taxpayers may rely, that permit a simplified method of accounting (the “NAV method”) for gains and losses realized upon the disposition of shares of a regulated investment company that is a so-called money market fund, such as the Fund. Very generally, rather than realizing gain or loss upon each redemption of a share, a shareholder using such method of accounting will recognize gain or loss with respect to the Fund’s shares for a given computation period (the shareholder’s taxable year or shorter period selected by the shareholder) equal to the value of all the Fund shares held by the shareholder on the last day of the computation period, less the value of all Fund shares held by the shareholder on the last day of the preceding computation period, less the shareholder’s net investment in the Fund (generally, purchases minus redemptions) made during the computation period. The final regulation notes a shareholder can choose to use the NAV method for only certain accounts, including only specific accounts within the same fund. The IRS has also published guidance providing that the “wash-sale” of the Code–disallowing losses on taxable dispositions of Fund shares where other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition–will not apply to redemptions of shares in a money market fund subject to the floating NAV amendments. Shareholders of the Fund are urged to consult their own tax advisors regarding their investment in the Portfolio.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised 16 portfolios, and the Federated Hermes Complex consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Complex and serves for an indefinite term.
As of February 7, 2024, the Fund’s Board and Officers as a group owned less than 1% of the Fund’s outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■ Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated Hermes funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■ Desire and availability to serve for a substantial period of time, taking into account the Board’s current mandatory retirement age of 75 years.
■ No conflicts which would interfere with qualifying as independent.
■ Appropriate interpersonal skills to work effectively with other Independent Trustees.
■ Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■ Diversity of background.
14

Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Complex; Director or Trustee of the
Funds in the Federated Hermes Complex; President, Chief Executive
Officer and Director, Federated Hermes, Inc.; Chairman and Trustee,
Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global
Investment Management Corp.; Chairman and Trustee, Federated Equity
Management Company of Pennsylvania; Trustee, Federated Shareholder
Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President
and Chief Executive Officer, Federated Investment Management Company,
Federated Global Investment Management Corp. and Passport
Research, Ltd.; Chairman, Passport Research, Ltd.
		$0	$0
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain funds in the
Federated Hermes Complex; Chief Financial Officer, Treasurer, Vice
President and Assistant Secretary, Federated Hermes, Inc.; Chairman and
Trustee, Federated Administrative Services; Chairman and Director,
Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling, and
Federated Investment Management Company; Director, MDTA LLC;
Director, Executive Vice President and Assistant Secretary, Federated
Securities Corp.; Director or Trustee and Chairman, Federated Services
Company and Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary,
Federated Investment Management Company, Federated Global
Investment Management Company and Passport Research, LTD; Treasurer,
Passport Research, LTD; Executive Vice President, Federated Securities
Corp.; and Treasurer, FII Holdings, Inc.
		$0	$0
*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
John G. Carson Birth Date: May 15, 1965 Trustee Indefinite Term Began serving: January 2024
Principal Occupations: Director or Trustee of certain Funds in the
Federated Hermes Complex; Chief Executive Officer, Chief Investment
Officer, Northstar Asset Management (Financial Services); formerly, Chief
Compliance Officer, Northstar Asset Management (Financial Services).
Other Directorships Held: None.
Qualifications: Mr. Carson has served in various business management roles throughout his career. Mr. Carson was a Vice President at the
Glenmede Trust Company and a Managing Director at Oppenheimer &
Company. Prior to that he spent more than a decade with the Bank of
America/Merrill Lynch as a Director of Institutional Sales. Earlier on,
Mr. Carson held similar positions for Wertheim Schroder/Schroders PLC and Drexel Burnham Lambert.
		$0	$0
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Complex; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead Director,
Member of the Audit and Nominating and Corporate Governance
Committees, Haverty Furniture Companies, Inc.; formerly, Director,
Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst &
Young LLP (public accounting firm). Mr. Hough serves on the President’s
Cabinet and Business School Board of Visitors for the University of
Alabama. Mr. Hough previously served on the Business School Board of
Visitors for Wake Forest University, and he previously served as an
Executive Committee member of the United States Golf Association.
		$1,377.41	$365,000
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Adjunct Professor of Law, Emerita, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School of
Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne
University (as well as Interim Dean). Judge Lally-Green previously served as
Director of the Office of Church Relations and later as Associate General
Secretary for the Diocese of Pittsburgh, a member of the Superior Court of
Pennsylvania and as a Professor of Law, Duquesne University School of Law.
Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the Judicial Ethics Advisory Board.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy
Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and
Director, CNX Resources Corporation (natural gas). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh;
Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar
Institute; Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.
		$1,245.31	$330,000
16

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Complex; Sole Proprietor, Navigator
Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief Executive Officer and President, Managing
Director and Chief Investment Officer, Fleet Investment Advisors; President
and Chief Executive Officer, Aeltus Investment Management, Inc.; General
Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment
Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending
Officer, Fleet Bank; Director and Consultant, EZE Castle Software
(investment order management software); Director, Midway Pacific
(lumber); and Director, The Golisano Children’s Museum of Naples, Florida.
		$1,245.31	$330,000
Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; formerly, Senior Vice President for Legal Affairs, General Counsel
and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as
Senior Vice President for Legal Affairs, General Counsel and Secretary of
Board of Directors and Director of Risk Management and Associate General
Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy Hospital, and as a member of the Board of
Directors of Catholic Charities, Pittsburgh.
		$1,132.12	$300,000
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer,
University of Pittsburgh and Executive Vice President and Chief Legal
Officer, CONSOL Energy Inc. (split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and
Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as
Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey
previously served as Chief Legal Officer and Executive Vice President,
CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics
Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
		$1,245.31	$330,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: None. Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$1,132.12	$300,000
17

OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Complex; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services,
Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services
Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA,
LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution
Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee
and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative
Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities
Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company;
and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes,
Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Complex; Vice President
and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to
joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive
Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated Hermes’ tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated Hermes’ Tax-Free Money Markets in 2010. She joined Federated
Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996.
Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

*
Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. In the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. The Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
18

The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund’s most recently ended fiscal year and the portion of that fee paid by the Fund or Corporation/Trust.1
EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Fund (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
John T. Collins[2]	$1,452.87	$385,000
Charles F. Mansfield, Jr.	$238.77	$60,000
1
The fees paid to a Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund’s net assets at that time.
2
John T. Collins retired from the Federated Hermes Funds Board of Directors/Trustees on December 31, 2023. Mr. Collins was appointed as Emeritus Director/Trustee on February 15, 2024 to become retroactively effective as of January 1, 2024. Until December 31, 2023, Mr. Collins was compensated as a Director/Trustee of the Fund. The compensation provided in the table above reflects compensation that Mr. Collins received from the Fund for his service to the Fund for the Fund’s last fiscal year and the total compensation that Mr. Collins received for his service to the Federated Hermes Funds Board for the calendar year ended December 31, 2023. Mr. Collins has not yet been paid compensation as Emeritus Director/Trustee.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated Hermes or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue G. Thomas Hough John S. Walsh
In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive
Committee shall deem to be in the best interests of the Trust. However, the
Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.
One
Audit	Maureen Lally-Green Thomas M. O’Neill P. Jerome Richey John S. Walsh
The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund’s internal control over financial reporting and the quality, integrity and independent audit of the Fund’s financial statements.
The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund’s independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund’s internal audit function.
Seven
19

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	John G. Carson G. Thomas Hough Maureen Lally-Green Thomas M. O’Neill Madelyn A. Reilly P. Jerome Richey John S. Walsh
The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund’s Board when vacancies occur. The Committee will consider candidates recommended by shareholders,
Independent Trustees, officers or employees of any of the Fund’s agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund’s address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.
Three
BOARD’S ROLE IN RISK OVERSIGHT
The Board’s role in overseeing the Fund’s general risks includes receiving performance reports for the Fund and risk management reports from Federated Hermes’ Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated Hermes, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund’s Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund’s financial reporting and valuation risks. The Audit Committee meets regularly with the Fund’s Principal Financial Officer and outside auditors, as well as with Federated Hermes’ Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Hermes Family Of Investment Companies As Of December 31, 2023
Interested Board Member Name	Dollar Range of Shares Owned in Federated Hermes Institutional Tax-Free Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Hermes Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John G. Carson	None	None
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Thomas M. O’Neill	None	Over $100,000
Madelyn A. Reilly	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated Hermes.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
20

In December 2017, Federated Investors, Inc., now Federated Hermes, became a signatory to the Principles for Responsible Investment (PRI). The PRI is an investor initiative in partnership with the United Nations Environment Programme Finance Initiative and the United Nations Global Compact. Commitments made as a signatory to the PRI are not legally binding, but are voluntary and aspirational. They include efforts, where consistent with our fiduciary responsibilities, to incorporate environmental, social and corporate governance (ESG) issues into investment analysis and investment decision making, to be active owners and incorporate ESG issues into our ownership policies and practices, to seek appropriate disclosure on ESG issues by the entities in which we invest, to promote acceptance and implementation of the PRI within the investment industry, to enhance our effectiveness in implementing the PRI, and to report on our activities and progress towards implementing the PRI. Being a signatory to the PRI does not obligate Federated Hermes to take, or not take, any particular action as it relates to investment decisions or other activities.
In July 2018, Federated Investors, Inc., now Federated Hermes, acquired a majority interest in Federated Hermes Limited (FHL) (formerly, Hermes Fund Managers Limited), a pioneer of integrated ESG investing. Federated Hermes now owns 100% of FHL. FHL’s experience with ESG issues contributes to Federated Hermes’ understanding of material risks and opportunities these issues may present.
EOS at Federated Hermes, which was established as Hermes Equity Ownership Services Limited (EOS) in 2004 as an affiliate of FHL and Hermes Investment Management Limited, is a 50+ member engagement and stewardship team that conducts long-term, objectives-driven dialogue with board and senior executive level representatives of approximately 1,000 unique issuers annually. It seeks to address the most material ESG risks and opportunities through constructive and continuous discussions with the goal of improving long-term results for investors. Engagers’ deep understanding across sectors, themes and regional markets, along with language and cultural expertise, allows EOS to provide insights to companies on the merits of addressing ESG risks and the positive benefits of capturing opportunities. Federated Hermes investment management teams have access to the insights gained from understanding a company’s approach to these long-term strategic matters as an additional input to improve portfolio risk/return characteristics.
The Adviser must waive the portion of its advisory fee that increases the Fund’s aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund’s operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its Shares under federal and state laws, expenses of withholding taxes and extraordinary expenses.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by Rule 17j-1 of the Investment Company Act of 1940 and Rule 204A-1 under the Investment Advisers Act (as applicable), the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund’s portfolio. The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
As an investment adviser with a fiduciary duty to the Fund and its shareholders, the Adviser’s general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted in a manner that is consistent with the investment objectives of the Fund. Generally, this will mean voting for proposals that the Adviser believes will improve the management of a company, increase the rights or preferences of the voted securities, or increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
21

The Adviser generally votes consistently on the same matter when securities of an issuer are held by multiple client portfolios. However, the Adviser may vote differently if a client’s investment objectives differ from those of other clients or if a client explicitly instructs the Adviser to vote differently.
The following examples illustrate how the General Policy may apply to the most common management proposals and shareholder proposals. However, whether the Adviser supports or opposes a proposal will always depend on a thorough understanding of the Fund’s investment objectives and the specific circumstances described in the proxy statement and other available information.
On matters related to the board of directors, generally, the Adviser will vote to elect nominees to the board in uncontested elections except in certain circumstances, such as where the director: (1) had not attended at least 75% of the board meetings during the previous year; (2) serves as the company’s chief financial officer, unless the company is headquartered in the UK where this is market practice; (3) has become overboarded (more than five boards for retired executives and more than two boards for CEOs); (4) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (5) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (6) served on a board that did not implement a shareholder proposal that the Adviser supported and received more than 50% shareholder support the previous year. In addition, the Adviser will generally vote in favor of: (7) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; (8) shareholder proposals to declassify the board of directors; (9) shareholder proposals to require a majority voting standard in the election of directors; (10) shareholder proposals to separate the roles of chairman of the board and CEO; (11) a proposal to require a company’s audit committee to be comprised entirely of independent directors; and (12) shareholder proposals to eliminate supermajority voting requirements in company bylaws.
On other matters of corporate governance, generally, the Adviser will vote: (1) in favor of proposals to grant shareholders the right to call a special meeting if owners of at least 10% of the outstanding stock agree; (2) against proposals to allow shareholders to act by written consent; (3) on a case-by-case basis for proposals to adopt or amend shareholder rights plans (also known as “poison pills”); (4) in favor of shareholder proposals to eliminate supermajority requirements in company bylaws; and (5) in favor of shareholder proposals calling for “Proxy Access,” that is, a bylaw change allowing shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors.
Generally, the Adviser will vote every shareholder proposal of an environmental or social nature on a case-by-case basis. The quality of these shareholder proposals varies widely across markets. Similarly, company disclosures of their business practices related to environmental and social risks are not always adequate for investors to make risk assessments. Thus, the Adviser places great importance on company-specific analyses to determine how to vote. Above all, the Adviser will vote in a manner that would enhance the long-term value of the investment within the framework of the client’s investment objectives.
The Adviser’s general approach to analyzing these proposals calls for considering the literal meaning of the written proposal, the financial materiality of the proposal’s objective and the practices followed by industry peers. This analysis utilizes research reports from the Adviser’s proxy advisors, company filings, as well as reports published by the company and other outside organizations.
On matters of capital structure, generally, the Adviser will vote proxies for U.S. issuers on a case-by-case basis for proposals to authorize the issuance of new shares if not connected to an M&A transaction and the potential dilution is more than 10%, against proposals to create multiple-class voting structures where one class has superior voting rights to the other classes, in favor of proposals to authorize reverse stock splits unless the amount of authorized shares is not also reduced proportionately. Generally, the Adviser will vote proxies for non-U.S. issuers in favor of proposals to authorize issuance of shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders.
Votes on executive compensation come in many forms, including advisory votes on U.S. executive compensation plans (“Say On Pay”), advisory and binding votes on the design or implementation of non-U.S. executive remuneration plans and votes to approve new equity plans or amendments to existing plans. Generally, the Adviser will support compensation arrangements that are aligned with the client’s long-term investment objectives. With respect to Say On Pay proposals, the Adviser will generally vote in favor unless the compensation plan has failed to align executive compensation with corporate performance, or the design of the plan is likely to lead to misalignment in the future. The Adviser supports the principle of an annual shareholder vote on executive pay and will generally vote accordingly on proposals which set the frequency of the Say On Pay vote.
In some markets, especially Europe, shareholders are provided a vote on the remuneration policy, which sets out the structural elements of a company’s executive remuneration plan on a forward-looking basis. The Adviser will generally support these proposals unless the design of the remuneration policy fails to appropriately link executive compensation with corporate performance, total compensation appears excessive relative to the company’s industry peer group, with local market dynamics also taken into account; or there is insufficient disclosure to enable an informed judgment, particularly as it relates to the disclosure of the maximum amounts of compensation that may be awarded.
22

The Adviser will generally vote in favor of equity plan proposals unless they result in unreasonable dilution to existing shareholders, permit replacement of “underwater” options with new options on more favorable terms for the recipient, or omit the criteria for determining the granting or vesting of awards.
On matters relating to corporate transactions, the Adviser will generally vote in favor of mergers, acquisitions and sales of assets if the Adviser’s analysis of the proposed business strategy and the transaction price would have a positive impact on the total return for shareholders.
If a shareholders meeting is contested, that is, shareholders are presented with a set of director candidates nominated by company management and a set of director candidates nominated by a dissident shareholder, the Adviser will study the proposed business strategies of both groups and vote in a way that maximizes expected total return for the Fund.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
To the extent that the Adviser is permitted to loan securities, the Adviser does not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, provided that the Adviser considers that the benefits of voting on the securities are greater than the associated costs, including the opportunity cost of the lost revenue that would otherwise be generated by the loan. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The Adviser will take into account feedback from issuers on the voting recommendations of the Adviser’s proxy advisory firm if the feedback is provided at least five days before the voting cut-off date. In certain circumstances, primarily those where the Adviser’s voting policy is absolute and without exception, issuer feedback will not be part of the voting decision. For example, it is the Adviser’s policy to always support a shareholder proposal to separate the roles of chairman of the board and CEO. Thus, any comments from the issuer opposing this proposal would not be considered.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below); (b) if the Adviser is casting votes for the same proxy on behalf of a regular qualitative account and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy advisory firm is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee.
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. Besides voting the proxies, this work includes engaging with investee companies on corporate governance matters, managing the proxy advisory firm, soliciting voting recommendations from the Adviser’s investment professionals, bringing voting recommendations to the Proxy Committee for approval, filing with regulatory agencies any required proxy voting reports, providing proxy voting reports to clients and investment companies as they are requested from time to time and keeping the Proxy Committee informed of any issues related to corporate governance and proxy voting.
The Adviser has compiled a list of specific voting instructions based on the General Policy (the “Standard Voting Instructions”). The Standard Voting Instructions and any modifications to them are approved by the Proxy Committee. The Standard Voting Instructions sometimes call for an investment professional to review the ballot question and provide a voting recommendation to the Proxy Committee (a “case-by-case vote”). The foregoing notwithstanding, the Proxy Committee always has the authority to determine a final voting decision.
The Adviser has hired a proxy advisory firm to perform various proxy voting related administrative services such as ballot reconciliation, vote processing and recordkeeping functions. The Proxy Committee has supplied the proxy advisory firm with the Standard Voting Instructions. The Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is in accordance with the General Policy. The proxy advisory firm may vote any proxy as directed in the Standard Voting Instructions without
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further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case handling for a proposal, the PVOT will work with the investment professionals and the proxy advisory firm to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee’s final voting decision to the proxy advisory firm. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.
A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. This requirement includes engagement meetings with investee companies and does not include communications with proxy solicitation firms. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders’ meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated Hermes mutual fund, generally the Adviser will proportionally vote the client’s proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund’s proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund’s proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company’s outstanding voting securities at the time of the vote (“Downstream Affiliate”), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company’s securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers’ Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy advisory firm board member also sits on the board of a public company for which the proxy advisory firm will write a research report. This and similar situations give rise to an actual or apparent conflict of interest.
In order to avoid concerns that the conflicting interests of the engaged proxy advisory firm have influenced proxy voting recommendations, the Adviser will take the following steps:
■ A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy advisory firm on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy advisory firm has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
24

■ Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy advisory firm recommendation and the proxy advisory firm has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy advisory firm for that issuer; (b) the Director of Proxy Voting, or his designee, will review both the engaged proxy advisory firm research report and the research report of the other proxy advisory firm and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Holdings Information
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 credit/obligor exposures, dollar-weighted average portfolio maturity (WAM), weighted average life (WAL) and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund’s WAM and WAL, Shadow NAV (market-based value of the Fund’s portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. These reports are also available on the SEC’s website at sec.gov.
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund’s portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
25

Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund’s Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated Hermes, provides administrative personnel and services, including certain legal, compliance and financial administrative services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
SS&C GIDS, Inc., the Fund’s registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund’s financial statements and financial highlights are free of material misstatement.
Fees Paid by the Fund for Services
For the Year Ended October 31	2023	2022	2021
Advisory Fee Earned	$3,876,069	$2,400,759	$2,022,115
Advisory Fee Waived	$2,939,073	$1,956,889	$2,022,115
Net Administrative Fee	$1,513,057	$940,985	$790,785
Net Shareholder Services Fee:
Institutional Shares	$657,730	$291,667	$—
If the Fund’s expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent’s sub-accounting facilities.
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Securities Lending Activities
The Fund does not participate in a securities lending program and did not engage in any securities lending activities during the Fund’s most recent fiscal year.
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2023, are incorporated herein by reference to the Annual Report to Shareholders of Federated Hermes Institutional Tax-Free Cash Trust dated October 31, 2023.
Investment Ratings
STANDARD & POOR’S (S&P) RATINGS
S&P MUNICIPAL SHORT-TERM Note RATINGS
An S&P note rating reflects the liquidity factors and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P DUAL RATINGS
S&P may assign dual ratings to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’). The definitions for the long-term and the short-term ratings are provided below.
S&P SHORT-TERM ISSUE CREDIT RATINGS
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely weaken an obligor’s capacity to meet its financial commitments on the obligation.
S&P LONG-TERM ISSUE CREDIT RATINGS*
* Ratings from ‘AA’ to ‘A’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA—An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
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MOODY’S INVESTORS SERVICE, INC. (MOODY’S) RATINGS
Moody’s SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody’s short-term ratings are designated Moody’s Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to five years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.
MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
MOODY’S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of risk associated with scheduled principal and interest payments, and the second representing an evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The VMIG rating can be assigned a 1 or2 designation using the same definitions described above for the MIG rating.
VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
MOODY’S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability to repay short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability to repay short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
MOODY’S LONG-TERM DEBT RATINGS
Aaa—Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa—Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A—Obligations rated “A” are judged to be upper-medium-grade and are subject to low credit risk.
Baa—Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
FITCH RATINGS, INC. (FITCH)
FITCH SHORT-TERM DEBT RATINGS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
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FITCH LONG-TERM DEBT RATINGS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
DBRS, INC. (DBRS®) RATINGS
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATINGS
The DBRS short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
DBRS LONG-TERM DEBT RATINGS
The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The absence of one of these designations indicates the rating is in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody’s may designate certain issues as NR, meaning that the issue or obligation is not rated.
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Addresses
Federated Hermes Institutional Tax-Free Cash Trust
Institutional Shares
Premier Shares
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02110
Transfer Agent and Dividend Disbursing Agent
SS&C GIDS, Inc.
P.O. Box 219318
Kansas City, MO 64121-9318
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
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Appendix
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Hermes Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Kirkland & Ellis LLP
K&L Gates LLP
Financial PrinterS
Broadridge Investor Communication Solutions, Inc.
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Bloomberg L.P.
S&P Global
JPMorgan PricingDirect
Refinitiv US Holdings Inc.
RATINGS AGENCIES
Fitch, Inc.
Moody’s Investors Service, Inc.
Standard & Poor’s Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
ACA Technology Surveillance, Inc.
Bank of America
Bloomberg L.P.
Charles River Development
Citibank, N.A.
Eagle Investment Systems LLC
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Institutional Shareholder Services
Investortools, Inc.
MSCI ESG Research LLC
PricewaterhouseCoopers
Sustainalytics U.S. Inc.
31

Prospectus
February 29, 2024

Share Class | Ticker	Institutional | FFTXX

Federated Hermes Institutional Tax-Free Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
A money market mutual fund seeking to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal by investing in a portfolio of high-quality, tax-exempt securities maturing in five business days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Fund Summary Information
Federated Hermes Institutional Tax-Free Cash Trust(the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
IS
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	0.15%[1]
Total Annual Fund Operating Expenses	0.35%
Fee Waivers and/or Expense Reimbursements[2]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%
1
 The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. The Fund will incur and pay up to 0.05% of such Fees for the IS class of the Fund. The IS class of the Fund will not incur and pay such Fees to exceed 0.05% until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
2
 Under the investment advisory contract, the Adviser is required to reimburse/waive the amount, limited to the amount of the management fee, by which the Fund’s aggregate annual operating expenses, including the management fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes and extraordinary expenses exceed (after voluntary waivers and reimbursements) 0.45% of the Fund’s IS class average daily net assets. The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a)March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443
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RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in five business days or less. The Fund will invest its assets so that distributions of annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (“Adviser”) also normally will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that distributions of annual interest income are also exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest the Fund’s assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Although the Fund is a money market fund, the net asset value (NAV) of the Fund’s shares will “float,” fluctuating with changes in the values of the Fund’s portfolio securities. Although the Fund is a floating net asset value money market fund and its share price will fluctuate, by investing in high quality securities with maturities of five business days or less, typically maintaining a weighted average portfolio maturity of approximately seven days or less and using amortized cost to value such securities when available, the Fund seeks to minimize the volatility of its NAV.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds, and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7, the Fund is designated as an “institutional” money market fund and is required to utilize current market-based prices (except as otherwise permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($1.0000). Effective October 2, 2024, if the Fund has total daily net redemptions that exceed 5% of the Fund’s net assets based on flow information available within a reasonable period after computation of the Fund’s net asset value on that day, the Fund will be required to impose a mandatory liquidity fee to all shares that are redeemed at a price computed on that day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. As an institutional money market fund, the Fund will not be limited to institutional investors, but will be available to retail investors as well.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s returns include:
■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
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■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■ Liquidity Fees Risk. The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed. Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■ Risk Associated with use of Amortized Cost. Under existing SEC guidance, the Fund will value its individual portfolio securities with remaining maturities of 60 days or less using its amortized cost price when such price is approximately the same (as determined by policies adopted by the Fund’s Board of Trustees (“Board”)) as its fair market price (“shadow price”). If a security’s shadow price is not approximately the same as its amortized cost price, the Fund will generally use the shadow price to value that security. In such cases, the use of the shadow price could cause the Fund’s NAV to fluctuate. See “Floating Net Asset Value Money Market Risk” below.
■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
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■ Floating Net Asset Value Money Market Risk. The Fund will not maintain a constant NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
You could lose money by investing in the Fund.Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them.The Fund may impose a fee upon sale of your shares.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling the Fund at 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s IS class highest quarterly return was 0.87% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended December 31, 2021).
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Average Annual Total Return Table
The following table represents the Fund’s IS class Average Annual Total Returns for the calendar period ended December 31, 2023.
Share Class	1 Year	5 Years	Since Inception
IS:	3.17%	1.18%	1.03%
Inception Date:			02/26/2016
The Fund’s IS class 7-Day Net Yield as of December 31, 2023, was 3.98%. You may go to FederatedHermes.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund’s IS class is generally $500,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase or redeem Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
Exchanges between the Fund and another Federated Hermes fund are not permitted.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax-exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund normally invests its assets so that distributions are exempt from AMT, but in certain circumstances income from the Fund may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
What are the Fund’s Investment Strategies?
The Fund’s investment objective is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in five business days or less. The Fund will invest its assets so that distributions of its annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (“Adviser”) also normally will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT) such that distributions of annual interest income are also exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest the Fund’s assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
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Although the Fund is a money market fund, the net asset value (NAV) of the Fund’s shares will “float,” fluctuating with changes in the values of the Fund’s portfolio securities. Although the Fund is a floating net asset value money market fund and its share price will fluctuate, by investing in high quality securities with maturities of five business days or less, typically maintaining a weighted average portfolio maturity of approximately seven days or less and using amortized cost to value such securities when available, the Fund seeks to minimize the volatility of its NAV.
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser’s assessment of the issuer’s credit quality, including the issuer’s or guarantor’s capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (WAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve’s monetary policy. The Adviser structures the portfolio by investing principally in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus. The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will typically: (1) maintain a WAM of approximately seven days or less; and (2) maintain a weighted average life (WAL) of approximately seven days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating WAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the approximate seven-day WAL limitation could serve to limit the Fund’s ability to invest in Adjustable Rate Securities.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940. Rule 2a-7, which regulates money market funds, imposes various requirements on money market funds, including, among others, regulations related to maturity, credit quality and diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities (including, for example, securities subject to the federal AMT) or holding cash. It may do this in response to unusual circumstances such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund’s investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.
What are the Fund’s Principal Investments?
The following provides general information on the Fund’s principal investments. The Fund’s Statement of Additional Information (SAI) provides information about the Fund’s non-principal investments and may provide additional information about the Fund’s principal investments.
TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest.
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Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company’s loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. However, issues are available in the marketplace that are not subject to the AMT due to qualifying tax rules.
Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
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Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies, managing its uninvested cash and/or other investment reasons consistent with the Fund’s investment objective and investment strategies. These investments may include shares of an affiliated fund, including a money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. These investments also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquired fund. For example, a conflict of interest can arise due to the possibility that the Adviser to the Fund could make a decision to redeem the Fund’s investment in the acquired fund. In the case of an investment in an affiliated fund, a conflict of interest can arise if, because of the Fund’s investment in the acquired fund, the acquired fund is able to garner more assets, thereby growing the acquired fund and increasing the management fees received by the investment adviser to the acquired fund, which would either be the Adviser or an affiliate of the Adviser. However, the Adviser believes that the benefits and efficiencies of making investments in other investment companies should outweigh the potential additional fees and/or expenses and resulting conflicts of interest. The Fund may invest in money market securities directly.
OTHER INVESTMENTS, TRANSACTIONS, TECHNIQUES
Additional Information Regarding the Security Selection Process
As part of analysis in its security selection process, among other factors, the Adviser also evaluates whether environmental, social and governance factors could have a positive or negative impact on the risk profiles of many issuers or guarantors in the universe of securities in which the Fund may invest. The Adviser may also consider information derived from active engagements conducted by its in-house stewardship team with certain issuers or guarantors on environmental, social and governance topics. This qualitative analysis does not automatically result in including or excluding specific securities but may be used by Federated Hermes as an additional input in its primary analysis.
Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund’s board or its delegate to present minimal credit risk based on an assessment of the issuer’s credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund’s Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund’s principal investments. These are the primary factors that may impact the Fund’s NAV, delay the payment of redemptions by the Fund or reduce the Fund’s daily dividends. Any additional risks associated with the Fund’s non-principal investments are described in the Fund’s SAI. The Fund’s SAI also may provide additional information about the risks associated with the Fund’s principal investments.
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TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer’s authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer’s budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody’s Investor Services, Inc. and Standard & Poor’s that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO’s assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund’s portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund’s performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale across the market. This may increase redemptions from funds that hold impacted securities. Such a market event could result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
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LIQUIDITY Fees Risk
The Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed. Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
INTEREST RATE RISK
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities. Negative or very low interest rates magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, have unpredictable effects on markets and expose debt and related markets to heightened volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates and/or volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also is likely to be low or otherwise adversely affected or the Fund may be unable to maintain a positive return, or yield, or minimize the volatility of the Fund’s NAV per share.
Certain of the Fund’s investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund’s investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable (including, for example, under the AMT).
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
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LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund’s ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.
A single enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
RISK ASSOCIATED WITH USE OF AMORTIZED COST
Under existing SEC guidance, the Fund will value its individual portfolio securities with remaining maturities of 60 days or less using its amortized cost price when such price is approximately the same (as determined by policies adopted by the Fund’s Board) as its shadow price. If a security’s shadow price is not approximately the same as its amortized cost price, the Fund will generally use the shadow price to value that security. In such cases, the use of the shadow price could cause the Fund’s NAV to fluctuate. See “Floating Net Asset Value Money Market Risk” below.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low or negative interest rate environment may prevent the Fund from providing a positive return, or yield, or paying Fund expenses out of current income. The Fund’s yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
Floating Net Asset Value Money Market Risk
The Fund will not maintain a constant NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.
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technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
What Do Shares Cost?
calculation of net asset value
The NAV per share is generally based on the market value of the investments held by the Fund. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to each class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the variance between the amount of accrued investment income and capital gains or losses allocated to each class and the amount actually distributed to shareholders of each class. The Fund’s current NAV and/or public offering price may be found at FederatedHermes.com, via online news sources and in certain newspapers.
You can purchase or redeem Shares any day the NYSE is open.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair value determinations.
When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed. In calculating its NAV, the Fund generally values investments as follows:
■ Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) in accordance with “Use of Amortized Cost” below.
You can purchase or redeem Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund’s Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day’s dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on FederatedHermes.com. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although FederatedHermes.com will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem Shares”), it is processed at the next determined NAV. NAV is determined at 1:00 p.m. (Eastern time) each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
USE OF AMORTIZED COST
Under the amortized cost valuation method, an investment is valued at its acquisition cost, as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date as appropriate.
In response to SEC guidance that institutional money market funds may only use the amortized cost method to value a portfolio security with a remaining maturity of 60 days or less when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation, the Board has adopted certain procedures to
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perform a comparison between the amortized cost price and the fair market price (“shadow price”) of a portfolio security that utilizes amortized cost to value the security to ensure that amortized cost is used to value the security only where it is “approximately the same” as the security’s shadow price. If the shadow price of such security is not approximately the same as the amortized cost price, generally the shadow price of the security will be used, unless otherwise permitted under the procedures. Shadow prices for individual securities are generally provided by an independent pricing service unless otherwise authorized by the procedures approved by the Board.
How is the Fund Sold?
The Fund offers the following Share classes: Institutional Shares and Premier Shares, each representing interests in a single portfolio of securities. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions may apply.
Under the Distributor’s Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Hermes Inc. (“Federated Hermes,” formerly, Federated Investors, Inc.)
The Fund’s Distributor markets the Shares described in this Prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors or to individuals, directly or through financial intermediaries.
Intra-Fund Share Conversion Program
A shareholder in the Fund’s Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Hermes, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated Hermes. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The IS class of the Fund will pay no more than 0.05% Service Fees until such time as approved by the Fund’s Board of Trustees.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The IS class of the Fund will pay no more than 0.05% Account Administration Fees until such time as approved by the Fund’s Board of Trustees.
RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds, within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.
The minimum initial investment for the Fund’s IS class is generally $500,000. There is no minimum subsequent investment amount.
The minimum initial investment for the Fund’s PRM class is generally $5 million. There is no minimum subsequent investment amount.
Exchanges between the Fund and other Federated Hermes funds are not permitted.
For important account information, see the section “Security and Privacy Protection.”
An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with yourShare transactions.
THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
Currently, certain financial intermediaries serve as agents for the Fund for the purpose of determining the time a trade is received in good order. Where a financial intermediary serves as agent, the order is priced at the Fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by the Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on the Fund’s behalf are priced at the Fund’s NAV next calculated after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
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DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. NAV is determined at 1:00 p.m. If you call the Fund by 1:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend. If you call the Fund after 1:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system the next day, you will be entitled to the next day’s trade date and dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated Hermes EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or SS&C GIDS, Inc., the Fund’s transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Hermes Funds at the following address:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Hermes Funds
430 W 7th Street
Suite 219318
Kansas City, MO 64105-1407
Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or SS&C GIDS, Inc., the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Hermes Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced using the final NAV calculated on the day the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
By Online Account Services
Currently, you may view your accounts online through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “My Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative. Institutional shareholders should speak with their Federated Hermes relationship manager to discuss online options available.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
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BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem Shares
You should redeem Shares:
■ through a financial intermediary if you purchased Shares through a financial intermediary; or
■ directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day for each method of payment after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. NAV is determined at 1:00 p.m. The 1:00 p.m. calculation point is intended to facilitate same day settlement. Receipt of a redemption order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by 1:00 p.m. Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.
By Mail
You may redeem Shares by mailing a written request to the Fund.
Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
Send requests by private courier or overnight delivery service to:
The Federated Hermes Funds
430 W 7th Street
Suite 219318
Kansas City, MO 64105-1407
All requests must include:
■ Fund Name and Share Class, account number and account registration;
■ amount to be redeemed; and
■ signatures of all shareholders exactly as registered.
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Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■ your redemption will be sent to an address other than the address of record;
■ your redemption will be sent to an address of record that was changed within the last 30 days;
■ a redemption is payable to someone other than the shareholder(s) of record; or
■ transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
Currently, you may view your accounts online through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “My Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative. Institutional shareholders should speak with their Federated Hermes relationship manager to discuss online options available.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■ An electronic transfer to your account at a financial institution that is an ACH member; or
■ Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■ Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Hermes (“Federated Hermes funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■ Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund’s portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund’s Board, which generally include distributions of a pro rata share of the Fund’s portfolio assets. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, securities received may be subject to market risk and the shareholder could incur taxable gains and brokerage or other charges in converting the securities to cash.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■ to allow your purchase to clear (as discussed below);
■ during periods of market volatility;
■ when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
■ during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
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If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■ when the NYSE is closed, other than customary weekend and holiday closings;
■ when trading on the NYSE is restricted, as determined by the SEC;
■ in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or
■ in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
CERTAIN SPECIAL LIMITATIONS AFFECTING REDEMPTIONS
The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed, which would remain in effect until the Board or its delegate determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed, the Board or its delegate may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. If discretionary liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition and termination of a discretionary liquidity fee will also be reported by the Fund to the SEC on Form N-CR until June 10, 2024 and, effective June 11, 2024, on Form N-MFP.
Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If mandatory liquidity fees are imposed, the Fund will notify shareholders of record. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition and termination of a mandatory liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.
All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
18

If the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received by the Fund after the last NAV determination of a given day but prior to notification of the imposition of liquidity fees will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption order was received in good order by the Fund or the Fund’s agent before the Fund imposed liquidity fees.
Systematic Withdrawal Program
You may automatically redeem Shares. The minimum amount for all new or revised systematic redemptions of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Hermes will not be responsible for losses that result from unauthorized transactions, unless Federated Hermes does not follow procedures designed to verify your identity. When initiating a transaction by telephone, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
Using FederatedHermes.com/us’s Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that Internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
Investors are able to view accounts online but online transactions are not permitted.
19

ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Hermes’ privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through FederatedHermes.com/us.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated Hermes fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the State of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder’s financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder’s specific rights and responsibilities under his or her state’s escheatment law(s), which can generally be found on a state’s official website.
20

ACCOUNTS WITH LOW BALANCES
Federated Hermes reserves the right to close accounts if redemptions cause the account balance to fall below:
■ $500,000 for the IS class;
■ $5 million for the PRM class.
Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund and/or your financial intermediary provides year-end tax information and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.
Redemptions are taxable sales. When the NAV of the Fund’s shares varies from $1.0000 per share, shareholders will realize a gain or loss upon the sale or redemption of such Fund shares. Any gain resulting from the redemption of Fund shares generally will be taxable to you as either short-term or long-term capital gain, depending on how long you held your shares in the Fund. Please consult your tax adviser regarding your federal, state and local tax liability.
FREQUENT TRADING POLICIES
Given the short-term nature of the Fund’s investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.
Other funds in the Federated Hermes family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated Hermes funds or their shareholders. If you plan to redeem your Fund Shares for shares of another Federated Hermes fund, please read the prospectus of that other Federated Hermes fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 credit/obligor exposures, dollar-weighted average portfolio maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund’s WAM and WAL, Shadow NAV (market-based value of the Fund’s portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. These reports are also available on the SEC’s website at sec.gov.
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund’s portfolio holdings and/or composition may be posted to FederatedHermes.com/us. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
21

Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other advisory subsidiaries of Federated Hermes combined, advise approximately 101 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds). Federated Hermes’ assets under management totaled approximately $757.6 billion as of December 31, 2023. Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with more than 2,000 employees. Federated Hermes provides investment products to more than 10,000 investment professionals and institutions.
The Adviser advises approximately 73 registered investment companies and also manages sub-advised funds. The Adviser’s assets under management totaled approximately $468.4 billion as of December 31, 2023.
ADVISORY FEES
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund’s Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its Shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual and Semi-Annual Shareholder Reports for the periods ended October 31 and April 30, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.
22

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)[1]	0.0299	0.0062	0.0001	0.0060	0.0137
Net realized gain (loss)	(0.0005)[2]	(0.0000)[3]	—	—	—
Total From Investment Operations	0.0294	0.0062	0.0001	0.0060	0.0137
Less Distributions:
Distributions from net investment income	(0.0294)	(0.0062)	(0.0001)	(0.0060)	(0.0137)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[4]	2.98%	0.62%	0.01%	0.60%	1.38%
Ratios to Average Net Assets:
Net expenses[5]	0.20%	0.18%	0.08%	0.19%	0.20%
Net investment income	2.99%	0.75%	0.01%	0.64%	1.36%
Expense waiver/reimbursement[6]	0.15%	0.18%	0.29%	0.18%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,732,481	$1,114,556	$549,366	$735,236	$855,998

1	Per share numbers have been calculated using the average shares method.
2
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

3	Represents less than $0.0001.
4	Based on net asset value.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2023, which can be obtained free of charge.
23

Appendix A: Hypothetical Investment and Expense Information
The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus does not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED HERMES INSTITUTIONAL TAX-FREE CASH TRUST - IS CLASS
ANNUAL EXPENSE RATIO: 0.35%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$35.81	$10,465.00
2	$10,465.00	$523.25	$10,988.25	$37.48	$10,951.62
3	$10,951.62	$547.58	$11,499.20	$39.22	$11,460.87
4	$11,460.87	$573.04	$12,033.91	$41.05	$11,993.80
5	$11,993.80	$599.69	$12,593.49	$42.95	$12,551.51
6	$12,551.51	$627.58	$13,179.09	$44.95	$13,135.16
7	$13,135.16	$656.76	$13,791.92	$47.04	$13,745.94
8	$13,745.94	$687.30	$14,433.24	$49.23	$14,385.13
9	$14,385.13	$719.26	$15,104.39	$51.52	$15,054.04
10	$15,054.04	$752.70	$15,806.74	$53.91	$15,754.05
Cumulative		$6,187.16		$443.16
24

Notes
[PAGE INTENTIONALLY LEFT BLANK]

An SAI dated February 29, 2024, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
The Fund’s shareholder reports will be made available on FederatedHermes.com/us/FundInformation, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the Fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through e-delivery.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on FederatedHermes.com/us.
You can obtain information about the Fund (including the SAI) by accessing Fund information from the EDGAR Database on the SEC’s website at sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov.

Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us atFederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 608919486
Q454413 (2/24)
© 2024 Federated Hermes, Inc.

Statement of Additional Information
February 29, 2024

Share Class | Ticker	Institutional | FFTXX

Federated Hermes Institutional Tax-Free Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”), dated February 29, 2024.
This SAI incorporates by reference the Fund’s Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
6	Investment Objective (and Policies) and Investment Limitations
9	What Do Shares Cost?
9	How is the Fund Sold?
12	Purchases In-Kind
12	Redemption In-Kind
13	Massachusetts Partnership Law
13	Share Information
14	Tax Information
14	Who Manages and Provides Services to the Fund?
27	Financial Information
27	Investment Ratings
30	Addresses
31	Appendix
Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454411 (2/24)
©2024 Federated Hermes, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Federated Hermes Money Market Obligations Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on November 20, 1978, was reorganized as a portfolio of the Trust on November 1, 1999. Effective March 31, 2016, the Fund changed its name to Federated Institutional Tax-Free Cash Trust. Effective June 26, 2020, the Trust changed its name from Money Market Obligations Trust to Federated Hermes Money Market Obligations Trust, and the Fund changed its name from Federated Institutional Tax-Free Cash Trust to Federated Hermes Institutional Tax-Free Cash Trust.
The Board of Trustees has established two classes of shares of the Fund, known as Institutional Shares and Premier Shares (Shares). Effective February 26, 2016, the Fund’s original shares were redesignated as Premier Shares. This SAI relates to both classes of Shares. The Fund’s investment adviser is Federated Investment Management Company (“Adviser”).
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund’s Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
1

Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants’ sales, and related tax collections, failed to increase as anticipated.
Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Coverage
In accordance with the requirements of Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”), any borrowings by the Fund, including reverse repurchase agreements, will be made only to the extent the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all of its borrowings.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities (including, for example, securities subject to the federal alternative minimum tax for individuals) and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the
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FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury’s obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
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Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund’s board or its delegate to present minimal credit risk based on an assessment of the issuer’s credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund’s Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security’s issuer or guarantor’s financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor’s industry within the economy and relative to economic trends, as well as the issuer or guarantor’s competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund’s portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Inter-Fund Borrowing AND Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds (“Federated Hermes funds”) advised by subsidiaries of Federated Hermes, Inc., (“Federated Hermes,” formerly, Federated Investors, Inc.) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated Hermes funds, and an inter-fund loan is only made if it benefits each participating Federated Hermes fund. Federated Hermes administers the program according to procedures approved by the Fund’s Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated Hermes funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund’s participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated Hermes fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated Hermes fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund’s principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
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Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund’s ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
LARGE SHAREHOLDER RISK
A significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser or an affiliate of the Adviser may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Fund’s net asset value and performance and could cause the Fund to buy or sell securities at inopportune times in order to meet purchase or redemption requests. Investments in the Fund by other investment companies also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquiring fund. For example, a conflict of interest can arise due to the possibility that the investment adviser to the acquiring fund could make a decision to redeem the acquiring fund’s investment in the Fund. In the case of an investment by an affiliated fund, a conflict of interest can arise if, because of the acquiring fund’s investment in the Fund, the Fund is able to garner more assets from third-party investors, thereby growing the Fund and increasing the management fees received by the Adviser, which could also be the investment adviser to the acquiring fund.
CYBERSECURITY AND OPERATIONAL RISK
Like other funds and business enterprises, Federated Hermes’ business relies on the security and reliability of information and communications technology, systems and networks. Federated Hermes uses digital technology, including, for example, networked systems, email and the Internet, as well as mobile devices and “cloud”-based service offerings, to conduct business operations and engage clients, customers, employees, products, accounts, shareholders and relevant service providers, among others. Federated Hermes, as well as its funds and certain service providers, also generate, compile and process information for purposes of preparing and making filings or reports to governmental agencies, or providing reports or statements to customers, and a cybersecurity attack or incident that impacts that information, or the generation and filing processes, can prevent required regulatory filings and reports from being made, or reports or statements from being delivered, or cause the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). The use of the Internet and other electronic media and technology exposes the Fund, the Fund’s shareholders, and the Fund’s service providers, and their respective operations, to potential risks from cybersecurity attacks or incidents (collectively, “cyber-events”). The work-from-home environment necessitated by the novel coronavirus (“COVID-19”) pandemic has increased the risk of cyber incidents given the increase in cyber attack surface stemming from the use of personal devices and non-office or personal technology.
Cyber-events can result from intentional (or deliberate) attacks or unintentional events by insiders (e.g., employees) or third parties, including cybercriminals, competitors, nation-states and “hacktivists,” among others. Cyber-events can include, for example, phishing, credential harvesting or use of stolen access credentials, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), structured query language attacks, infection from or spread of malware, ransomware, computer viruses or other malicious software code, corruption of data, exfiltration of data to malicious sites, the dark web or other locations or threat actors, and attacks (including, but not limited to, denial of service attacks on websites) which shut down, disable, slow, impair or otherwise disrupt operations, business processes, technology, connectivity or website or Internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events on a daily basis. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Cyber-events can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. To date, cyber-events have not had a material adverse effect on the Fund’s business operations or performance.
Cyber-events can affect, potentially in a material way, Federated Hermes’ relationships with its customers, employees, products, accounts, shareholders and relevant service providers. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, damage to employee perceptions of the company, and additional compliance costs associated with corrective measures and credit monitoring for impacted individuals. A cyber-event can cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions,
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generate or make filings or deliver reports or statements, calculate the Fund’s NAV, or allow shareholders to transact business or other disruptions to operations), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also can result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund’s investments to lose value.
The Fund’s Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. The Fund’s Adviser employs various measures aimed at mitigating cybersecurity risk, including, among others, use of firewalls, system segmentation, system monitoring, virus scanning, periodic penetration testing, employee phishing training and an employee cybersecurity awareness campaign. Among other service provider management efforts, Federated Hermes also conducts due diligence on key service providers relating to cybersecurity. Federated Hermes has established a committee to oversee Federated Hermes’ information security and data governance efforts, and updates on cyber-events and risks are reviewed with relevant committees, as well as Federated Hermes’ and the Fund’s Boards of Directors or Trustees (or a committee thereof), on a periodic (generally quarterly) basis (and more frequently when circumstances warrant) as part of risk management oversight responsibilities. However, there is no guarantee that the efforts of Federated Hermes, the Fund’s Adviser or its affiliates, or other service providers, will succeed, either entirely or partially as there are limits on Federated Hermes’ and the Fund’s ability to prevent, detect or mitigate cyber-events. Among other reasons, the cybersecurity landscape is constantly evolving, the nature of malicious cyber-events is becoming increasingly sophisticated and the Fund’s Adviser, and its relevant affiliates, cannot control the cyber systems and cybersecurity systems of issuers or third-party service providers.
The Fund can be exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as the COVID-19 pandemic), can adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Investment Objective (and Policies) and Investment Limitations
The fundamental investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.
Under normal circumstances, the Fund will invest its assets so that at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
The fundamental investment objective and policy may not be changed by the Board without shareholder approval.
Investment Limitations
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (“1940 Act”).
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund may concentrate its investments in short-term tax exempt securities which are guaranteed by the U.S. government, regardless of the location of the issuing municipality. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.
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Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
The above limitations are fundamental and cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund’s outstanding voting securities,” as defined by the 1940 Act, which means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Fund. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the federal securities laws.
Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Additional Information
For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
As a non-fundamental operating policy, the investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.” For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
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To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. Investments in private activity bonds will be classified according to the non-governmental entity from which the bond’s principal and interest payments are principally derived. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed, which would remain in effect until the Board or its delegate determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed, the Board or its delegate may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund’s NAV determinations. If discretionary liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition and termination of a discretionary liquidity fee will also be reported by the Fund to the SEC on Form N-CR until June 10, 2024 and, effective June 11, 2024, on Form N-MFP.
Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If mandatory liquidity fees are imposed, the Fund will notify shareholders of record. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition and termination of a mandatory liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.
All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund. A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares, and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemption in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
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Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption order was received in good order by the Fund or by the Fund’s agent before the Fund imposed liquidity fees.
What Do Shares Cost?
DETERMINING MARKET VALUE OF SECURITIES
The NAV per share is based on the market value of the investments held by the Fund. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to each class, and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the variance between the amount of accrued investment income and capital gains or losses allocated to each class and the amount actually distributed to shareholders of each class. The Fund’s current NAV and/or public offering price may be found at FederatedHermes.com, via online news sources and in certain newspapers.
You can purchase or redeem Shares any day the NYSE is open.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair value determinations.
When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.
In calculating its NAV, the Fund generally values investments as follows:
■ Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) in accordance with “Use of Amortized Cost” below.
A low or negative interest rate environment impacts, in a negative way, the Fund’s ability to provide a positive return, or yield, to its shareholders, pay expenses out of current income, and/or achieve its investment objective.
USE OF AMORTIZED COST
In accordance with SEC guidance, the Fund will price securities with remaining maturities of 60 days or less at amortized cost, provided the amortized cost price is approximately the same as the fair market price (“shadow price”) of such security. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. The Fund uses this adjusted cost to value the investment.
In response to SEC guidance that institutional money market funds may only use the amortized cost method to value a portfolio security with a remaining maturity of 60 days or less when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation, the Board has adopted certain procedures to perform a comparison between the amortized cost price and the shadow price of a portfolio security that utilizes amortized cost to value the security to insure that amortized cost is used to value the security only where it is “approximately the same” as the security’s shadow price. If the shadow price of such security is not approximately the same as the amortized cost price, generally the shadow price of the security will be used, unless otherwise permitted under the procedures. Shadow prices for individual securities are generally provided by an independent pricing service unless otherwise authorized by the procedures approved by the Board.
How is the Fund Sold?
Under the Distributor’s Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
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Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor’s efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated Hermes funds and any services it provides, as well as the fees and/or commissions it charges.
Regarding the Fund’s IS class, the IS class of the Fund currently does not accrue, pay or incur shareholder services/account administration fees in excess of 0.05%, although the Board of Trustees has approved the IS class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The IS class of the Fund will not accrue, pay or incur such fees until such time as approved by the Fund’s Board of Trustees.
Regarding the Fund’s PRM class, the PRM class of the Fund currently does not accrue, pay or incur any shareholder services/account administration fees, although the Board of Trustees has approved the PRM class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The PRM class of the Fund will not accrue, pay or incur such fees until such time as approved by the Fund’s Board of Trustees.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated Hermes funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that offer Federated Hermes investment companies to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include, but are not limited to: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary’s mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated Hermes fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
10

Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include reimbursement of transaction costs, and financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events. The Distributor may also provide additional compensation to financial intermediaries for services rendered in connection with technology and programming set-up, platform development and maintenance or similar services and for the provision of sales-related data to the Adviser and/orits affiliates.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2023, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated Hermes fund shares or provide services to the Federated Hermes funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2023, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
AE Wealth Management, LLC
Aegis Financial
All Star Financial
American Enterprise Investment Services Inc.
American Portfolios Advisors, Inc.
Aon Securities Corp.
Arete Wealth Management, LLC
Assetmark, Inc.
Atlas Private Wealth Management, LLC
BlackRock Investments, LLC
BofA Securities, Inc.
Bolton Global Capital, Inc.
Boyd Capital Management
Broadridge Business Process Outsourcing, LLC
Callan
Cambridge Financial Group, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
Citigroup Global Markets Inc.
Citizens Securities, Inc.
Comerica Securities, Inc.
Commonwealth Financial Network
Davenport & Company LLC
Deutsche Bank Securities Inc.
Dynasty Wealth Management, LLC
Edward D. Jones & Co., LP
Empower Financial Services, Inc.
Envestnet PMC
FBL Marketing Services, LLC
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
Fifth Third Securities, Inc.
FIS Brokerage & Securities Services LLC
Global Retirement Partners LLC
Goldman Sachs & Co. LLC
HighTower Securities, LLC
Hilltop Securities, Inc.
HUB International Investment Services Inc.
Huntington Securities, Inc.
Insigneo Securities, LLC
Institutional Cash Distributors, LLC
Interactive Brokers LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Jefferies LLC
John Hancock Mutual Life Insurance Co
Kestra Investment Services LLC
Key Investment Services LLC
KeyBanc Capital Markets Inc.
Keystone Financial Planning, Inc.
Leafhouse Financial Advisors, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Distributors, Inc.
Lincoln Investment Planning, LLC
LPL Financial LLC
Marquette Associates, Inc.
Mercer Global Advisors Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
MML Investors
Monarch Wealth Strategies
Morgan Stanley Smith Barney LLC
National Financial Services LLC
Nationwide Investment Services Corporation
NewEdge Securities, Inc.
Northwestern Mutual Investment Services, LLC
OneDigital Investment Advisors
Open Range Financial Group, LLC
11

Oppenheimer & Company, Inc.
Orion Portfolio Solutions LLC
Osaic Institutions, Inc.
Osaic Wealth, Inc.
Paychex Securities Corp.
Pensionmark Financial Group, LLC
Pershing LLC
Planmember Securities Corporation
PNC Capital Markets, LLC
PNC Investments LLC
Principal Securities, Inc.
Private Client Services, LLC
Private Wealth Advisors, Inc.
Prudential Investment Management Services LLC
Putnam Investment Management, LLC
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Robert W Baird & Co. Incorporated
Rockefeller Capital Management
Royal Alliance Associates, Inc.
Sagepoint Financial, LLC
Sanctuary Securities, Inc.
Sanford C. Bernstein & Company, LLC
SBC Wealth Management
Securities America, Inc.
Security Distributors, LLC
Sentry Advisors, LLC
Spire Securities, LLC
State Street Global Markets, LLC
Steward Partners Investment Advisory, LLC
Stifel, Nicolaus & Company, Incorporated
Strategic Financial Partners, Ltd
TD Ameritrade, Inc.
TD Private Client Wealth LLC
Teachers Insurance and Annuity Association of America
The Huntington Investment Company
The Vanguard Group, Inc.
Thrivent Investment Management Inc.
Towerpoint Wealth, LLC
Treasury Brokerage
Truist Investment Services, Inc.
Truist Securities, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America, L.P.
Validus Capital LLC
Vanguard Marketing Corporation
Veridian Capital Partners
Vining-Sparks-IBG, LLC
Vision Financial Markets, LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Webb Financial Group, LLC
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
Woodbury Financial Services, Inc.

Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities’ values prior to sale.
12

Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
In the unlikely event a shareholder or former shareholder is held personally liable for the Trust’s obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust’s Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
SHAREHOLDERS OF THE FUND
As of February 7, 2024, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Premier Shares: Morgan Stanley Smith Barney, Jersey City, NJ, owned approximately 181,503,256 Shares (27.23%); Band & Co., Milwaukee, WI, owned approximately 93,570,354 Shares (14.03%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, owned approximately 47,294,885 Shares (7.09%); State Street Bank and Trust Company, North Quincy, MA, owned approximately 42,462,918 Shares (6.37%); and Pershing LLC, Jersey City, NJ, owned 32,246,730 Shares (5,88%).
As of February 7, 2024, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, owned approximately 1,001,807,362 Shares (63.91%); and Wells Fargo Clearing Services LLC, St. Louis, MO, owned approximately 199,609,501 Shares (12.73%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Morgan Stanley Smith Barney is organized in the State of Delaware and is a subsidiary of Morgan Stanley; organized in the State of Delaware.
Merrill Lynch Pierce Fenner & Smith Incorporated (MLPF&S) is a wholly owned subsidiary of Bank of America Corporation organized in the State of Delaware.
13

Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by the Fund.
The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.
When the NAV of the Fund’s shares varies from $1.0000 per share, shareholders will realize a gain or loss upon the sale or redemption of the Fund’s shares. The IRS has issued final regulations, on which taxpayers may rely, that permit a simplified method of accounting (the “NAV method”) for gains and losses realized upon the disposition of shares of a regulated investment company that is a so-called money market fund, such as the Fund. Very generally, rather than realizing gain or loss upon each redemption of a share, a shareholder using such method of accounting will recognize gain or loss with respect to the Fund’s shares for a given computation period (the shareholder’s taxable year or shorter period selected by the shareholder) equal to the value of all the Fund shares held by the shareholder on the last day of the computation period, less the value of all Fund shares held by the shareholder on the last day of the preceding computation period, less the shareholder’s net investment in the Fund (generally, purchases minus redemptions) made during the computation period. The final regulation notes a shareholder can choose to use the NAV method for only certain accounts, including only specific accounts within the same fund. The IRS has also published guidance providing that the “wash-sale” of the Code–disallowing losses on taxable dispositions of Fund shares where other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition–will not apply to redemptions of shares in a money market fund subject to the floating NAV amendments. Shareholders of the Fund are urged to consult their own tax advisors regarding their investment in the Portfolio.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised 16 portfolios, and the Federated Hermes Complex consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Complex and serves for an indefinite term.
As of February 7, 2024, the Fund’s Board and Officers as a group owned less than 1% of the Fund’s outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■ Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated Hermes funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■ Desire and availability to serve for a substantial period of time, taking into account the Board’s current mandatory retirement age of 75 years.
■ No conflicts which would interfere with qualifying as independent.
■ Appropriate interpersonal skills to work effectively with other Independent Trustees.
■ Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■ Diversity of background.
14

Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Complex; Director or Trustee of the
Funds in the Federated Hermes Complex; President, Chief Executive
Officer and Director, Federated Hermes, Inc.; Chairman and Trustee,
Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global
Investment Management Corp.; Chairman and Trustee, Federated Equity
Management Company of Pennsylvania; Trustee, Federated Shareholder
Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President
and Chief Executive Officer, Federated Investment Management Company,
Federated Global Investment Management Corp. and Passport
Research, Ltd.; Chairman, Passport Research, Ltd.
		$0	$0
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain funds in the
Federated Hermes Complex; Chief Financial Officer, Treasurer, Vice
President and Assistant Secretary, Federated Hermes, Inc.; Chairman and
Trustee, Federated Administrative Services; Chairman and Director,
Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling, and
Federated Investment Management Company; Director, MDTA LLC;
Director, Executive Vice President and Assistant Secretary, Federated
Securities Corp.; Director or Trustee and Chairman, Federated Services
Company and Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary,
Federated Investment Management Company, Federated Global
Investment Management Company and Passport Research, LTD; Treasurer,
Passport Research, LTD; Executive Vice President, Federated Securities
Corp.; and Treasurer, FII Holdings, Inc.
		$0	$0
*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
John G. Carson Birth Date: May 15, 1965 Trustee Indefinite Term Began serving: January 2024
Principal Occupations: Director or Trustee of certain Funds in the
Federated Hermes Complex; Chief Executive Officer, Chief Investment
Officer, Northstar Asset Management (Financial Services); formerly, Chief
Compliance Officer, Northstar Asset Management (Financial Services).
Other Directorships Held: None.
Qualifications: Mr. Carson has served in various business management roles throughout his career. Mr. Carson was a Vice President at the
Glenmede Trust Company and a Managing Director at Oppenheimer &
Company. Prior to that he spent more than a decade with the Bank of
America/Merrill Lynch as a Director of Institutional Sales. Earlier on,
Mr. Carson held similar positions for Wertheim Schroder/Schroders PLC and Drexel Burnham Lambert.
		$0	$0
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Complex; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead Director,
Member of the Audit and Nominating and Corporate Governance
Committees, Haverty Furniture Companies, Inc.; formerly, Director,
Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst &
Young LLP (public accounting firm). Mr. Hough serves on the President’s
Cabinet and Business School Board of Visitors for the University of
Alabama. Mr. Hough previously served on the Business School Board of
Visitors for Wake Forest University, and he previously served as an
Executive Committee member of the United States Golf Association.
		$1,377.41	$365,000
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Adjunct Professor of Law, Emerita, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School of
Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne
University (as well as Interim Dean). Judge Lally-Green previously served as
Director of the Office of Church Relations and later as Associate General
Secretary for the Diocese of Pittsburgh, a member of the Superior Court of
Pennsylvania and as a Professor of Law, Duquesne University School of Law.
Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the Judicial Ethics Advisory Board.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy
Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and
Director, CNX Resources Corporation (natural gas). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh;
Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar
Institute; Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.
		$1,245.31	$330,000
16

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Complex; Sole Proprietor, Navigator
Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief Executive Officer and President, Managing
Director and Chief Investment Officer, Fleet Investment Advisors; President
and Chief Executive Officer, Aeltus Investment Management, Inc.; General
Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment
Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending
Officer, Fleet Bank; Director and Consultant, EZE Castle Software
(investment order management software); Director, Midway Pacific
(lumber); and Director, The Golisano Children’s Museum of Naples, Florida.
		$1,245.31	$330,000
Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; formerly, Senior Vice President for Legal Affairs, General Counsel
and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as
Senior Vice President for Legal Affairs, General Counsel and Secretary of
Board of Directors and Director of Risk Management and Associate General
Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy Hospital, and as a member of the Board of
Directors of Catholic Charities, Pittsburgh.
		$1,132.12	$300,000
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer,
University of Pittsburgh and Executive Vice President and Chief Legal
Officer, CONSOL Energy Inc. (split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and
Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as
Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey
previously served as Chief Legal Officer and Executive Vice President,
CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics
Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
		$1,245.31	$330,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: None. Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$1,132.12	$300,000
17

OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Complex; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services,
Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services
Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA,
LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution
Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee
and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative
Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities
Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company;
and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes,
Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Complex; Vice President
and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to
joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive
Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated Hermes’ tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated Hermes’ Tax-Free Money Markets in 2010. She joined Federated
Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996.
Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

*
Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. In the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. The Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
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The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund’s most recently ended fiscal year and the portion of that fee paid by the Fund or Corporation/Trust.1
EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Fund (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
John T. Collins[2]	$1,452.87	$385,000
Charles F. Mansfield, Jr.	$238.77	$60,000
1
The fees paid to a Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund’s net assets at that time.
2
John T. Collins retired from the Federated Hermes Funds Board of Directors/Trustees on December 31, 2023. Mr. Collins was appointed as Emeritus Director/Trustee on February 15, 2024 to become retroactively effective as of January 1, 2024. Until December 31, 2023, Mr. Collins was compensated as a Director/Trustee of the Fund. The compensation provided in the table above reflects compensation that Mr. Collins received from the Fund for his service to the Fund for the Fund’s last fiscal year and the total compensation that Mr. Collins received for his service to the Federated Hermes Funds Board for the calendar year ended December 31, 2023. Mr. Collins has not yet been paid compensation as Emeritus Director/Trustee.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated Hermes or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue G. Thomas Hough John S. Walsh
In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive
Committee shall deem to be in the best interests of the Trust. However, the
Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.
One
Audit	Maureen Lally-Green Thomas M. O’Neill P. Jerome Richey John S. Walsh
The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund’s internal control over financial reporting and the quality, integrity and independent audit of the Fund’s financial statements.
The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund’s independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund’s internal audit function.
Seven
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Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	John G. Carson G. Thomas Hough Maureen Lally-Green Thomas M. O’Neill Madelyn A. Reilly P. Jerome Richey John S. Walsh
The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund’s Board when vacancies occur. The Committee will consider candidates recommended by shareholders,
Independent Trustees, officers or employees of any of the Fund’s agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund’s address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.
Three
BOARD’S ROLE IN RISK OVERSIGHT
The Board’s role in overseeing the Fund’s general risks includes receiving performance reports for the Fund and risk management reports from Federated Hermes’ Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated Hermes, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund’s Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund’s financial reporting and valuation risks. The Audit Committee meets regularly with the Fund’s Principal Financial Officer and outside auditors, as well as with Federated Hermes’ Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Hermes Family Of Investment Companies As Of December 31, 2023
Interested Board Member Name	Dollar Range of Shares Owned in Federated Hermes Institutional Tax-Free Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Hermes Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John G. Carson	None	None
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Thomas M. O’Neill	None	Over $100,000
Madelyn A. Reilly	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated Hermes.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
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In December 2017, Federated Investors, Inc., now Federated Hermes, became a signatory to the Principles for Responsible Investment (PRI). The PRI is an investor initiative in partnership with the United Nations Environment Programme Finance Initiative and the United Nations Global Compact. Commitments made as a signatory to the PRI are not legally binding, but are voluntary and aspirational. They include efforts, where consistent with our fiduciary responsibilities, to incorporate environmental, social and corporate governance (ESG) issues into investment analysis and investment decision making, to be active owners and incorporate ESG issues into our ownership policies and practices, to seek appropriate disclosure on ESG issues by the entities in which we invest, to promote acceptance and implementation of the PRI within the investment industry, to enhance our effectiveness in implementing the PRI, and to report on our activities and progress towards implementing the PRI. Being a signatory to the PRI does not obligate Federated Hermes to take, or not take, any particular action as it relates to investment decisions or other activities.
In July 2018, Federated Investors, Inc., now Federated Hermes, acquired a majority interest in Federated Hermes Limited (FHL) (formerly, Hermes Fund Managers Limited), a pioneer of integrated ESG investing. Federated Hermes now owns 100% of FHL. FHL’s experience with ESG issues contributes to Federated Hermes’ understanding of material risks and opportunities these issues may present.
EOS at Federated Hermes, which was established as Hermes Equity Ownership Services Limited (EOS) in 2004 as an affiliate of FHL and Hermes Investment Management Limited, is a 50+ member engagement and stewardship team that conducts long-term, objectives-driven dialogue with board and senior executive level representatives of approximately 1,000 unique issuers annually. It seeks to address the most material ESG risks and opportunities through constructive and continuous discussions with the goal of improving long-term results for investors. Engagers’ deep understanding across sectors, themes and regional markets, along with language and cultural expertise, allows EOS to provide insights to companies on the merits of addressing ESG risks and the positive benefits of capturing opportunities. Federated Hermes investment management teams have access to the insights gained from understanding a company’s approach to these long-term strategic matters as an additional input to improve portfolio risk/return characteristics.
The Adviser must waive the portion of its advisory fee that increases the Fund’s aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund’s operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its Shares under federal and state laws, expenses of withholding taxes and extraordinary expenses.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by Rule 17j-1 of the Investment Company Act of 1940 and Rule 204A-1 under the Investment Advisers Act (as applicable), the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund’s portfolio. The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
As an investment adviser with a fiduciary duty to the Fund and its shareholders, the Adviser’s general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted in a manner that is consistent with the investment objectives of the Fund. Generally, this will mean voting for proposals that the Adviser believes will improve the management of a company, increase the rights or preferences of the voted securities, or increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
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The Adviser generally votes consistently on the same matter when securities of an issuer are held by multiple client portfolios. However, the Adviser may vote differently if a client’s investment objectives differ from those of other clients or if a client explicitly instructs the Adviser to vote differently.
The following examples illustrate how the General Policy may apply to the most common management proposals and shareholder proposals. However, whether the Adviser supports or opposes a proposal will always depend on a thorough understanding of the Fund’s investment objectives and the specific circumstances described in the proxy statement and other available information.
On matters related to the board of directors, generally, the Adviser will vote to elect nominees to the board in uncontested elections except in certain circumstances, such as where the director: (1) had not attended at least 75% of the board meetings during the previous year; (2) serves as the company’s chief financial officer, unless the company is headquartered in the UK where this is market practice; (3) has become overboarded (more than five boards for retired executives and more than two boards for CEOs); (4) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (5) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (6) served on a board that did not implement a shareholder proposal that the Adviser supported and received more than 50% shareholder support the previous year. In addition, the Adviser will generally vote in favor of: (7) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; (8) shareholder proposals to declassify the board of directors; (9) shareholder proposals to require a majority voting standard in the election of directors; (10) shareholder proposals to separate the roles of chairman of the board and CEO; (11) a proposal to require a company’s audit committee to be comprised entirely of independent directors; and (12) shareholder proposals to eliminate supermajority voting requirements in company bylaws.
On other matters of corporate governance, generally, the Adviser will vote: (1) in favor of proposals to grant shareholders the right to call a special meeting if owners of at least 10% of the outstanding stock agree; (2) against proposals to allow shareholders to act by written consent; (3) on a case-by-case basis for proposals to adopt or amend shareholder rights plans (also known as “poison pills”); (4) in favor of shareholder proposals to eliminate supermajority requirements in company bylaws; and (5) in favor of shareholder proposals calling for “Proxy Access,” that is, a bylaw change allowing shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors.
Generally, the Adviser will vote every shareholder proposal of an environmental or social nature on a case-by-case basis. The quality of these shareholder proposals varies widely across markets. Similarly, company disclosures of their business practices related to environmental and social risks are not always adequate for investors to make risk assessments. Thus, the Adviser places great importance on company-specific analyses to determine how to vote. Above all, the Adviser will vote in a manner that would enhance the long-term value of the investment within the framework of the client’s investment objectives.
The Adviser’s general approach to analyzing these proposals calls for considering the literal meaning of the written proposal, the financial materiality of the proposal’s objective and the practices followed by industry peers. This analysis utilizes research reports from the Adviser’s proxy advisors, company filings, as well as reports published by the company and other outside organizations.
On matters of capital structure, generally, the Adviser will vote proxies for U.S. issuers on a case-by-case basis for proposals to authorize the issuance of new shares if not connected to an M&A transaction and the potential dilution is more than 10%, against proposals to create multiple-class voting structures where one class has superior voting rights to the other classes, in favor of proposals to authorize reverse stock splits unless the amount of authorized shares is not also reduced proportionately. Generally, the Adviser will vote proxies for non-U.S. issuers in favor of proposals to authorize issuance of shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders.
Votes on executive compensation come in many forms, including advisory votes on U.S. executive compensation plans (“Say On Pay”), advisory and binding votes on the design or implementation of non-U.S. executive remuneration plans and votes to approve new equity plans or amendments to existing plans. Generally, the Adviser will support compensation arrangements that are aligned with the client’s long-term investment objectives. With respect to Say On Pay proposals, the Adviser will generally vote in favor unless the compensation plan has failed to align executive compensation with corporate performance, or the design of the plan is likely to lead to misalignment in the future. The Adviser supports the principle of an annual shareholder vote on executive pay and will generally vote accordingly on proposals which set the frequency of the Say On Pay vote.
In some markets, especially Europe, shareholders are provided a vote on the remuneration policy, which sets out the structural elements of a company’s executive remuneration plan on a forward-looking basis. The Adviser will generally support these proposals unless the design of the remuneration policy fails to appropriately link executive compensation with corporate performance, total compensation appears excessive relative to the company’s industry peer group, with local market dynamics also taken into account; or there is insufficient disclosure to enable an informed judgment, particularly as it relates to the disclosure of the maximum amounts of compensation that may be awarded.
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The Adviser will generally vote in favor of equity plan proposals unless they result in unreasonable dilution to existing shareholders, permit replacement of “underwater” options with new options on more favorable terms for the recipient, or omit the criteria for determining the granting or vesting of awards.
On matters relating to corporate transactions, the Adviser will generally vote in favor of mergers, acquisitions and sales of assets if the Adviser’s analysis of the proposed business strategy and the transaction price would have a positive impact on the total return for shareholders.
If a shareholders meeting is contested, that is, shareholders are presented with a set of director candidates nominated by company management and a set of director candidates nominated by a dissident shareholder, the Adviser will study the proposed business strategies of both groups and vote in a way that maximizes expected total return for the Fund.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
To the extent that the Adviser is permitted to loan securities, the Adviser does not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, provided that the Adviser considers that the benefits of voting on the securities are greater than the associated costs, including the opportunity cost of the lost revenue that would otherwise be generated by the loan. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The Adviser will take into account feedback from issuers on the voting recommendations of the Adviser’s proxy advisory firm if the feedback is provided at least five days before the voting cut-off date. In certain circumstances, primarily those where the Adviser’s voting policy is absolute and without exception, issuer feedback will not be part of the voting decision. For example, it is the Adviser’s policy to always support a shareholder proposal to separate the roles of chairman of the board and CEO. Thus, any comments from the issuer opposing this proposal would not be considered.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below); (b) if the Adviser is casting votes for the same proxy on behalf of a regular qualitative account and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy advisory firm is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee.
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. Besides voting the proxies, this work includes engaging with investee companies on corporate governance matters, managing the proxy advisory firm, soliciting voting recommendations from the Adviser’s investment professionals, bringing voting recommendations to the Proxy Committee for approval, filing with regulatory agencies any required proxy voting reports, providing proxy voting reports to clients and investment companies as they are requested from time to time and keeping the Proxy Committee informed of any issues related to corporate governance and proxy voting.
The Adviser has compiled a list of specific voting instructions based on the General Policy (the “Standard Voting Instructions”). The Standard Voting Instructions and any modifications to them are approved by the Proxy Committee. The Standard Voting Instructions sometimes call for an investment professional to review the ballot question and provide a voting recommendation to the Proxy Committee (a “case-by-case vote”). The foregoing notwithstanding, the Proxy Committee always has the authority to determine a final voting decision.
The Adviser has hired a proxy advisory firm to perform various proxy voting related administrative services such as ballot reconciliation, vote processing and recordkeeping functions. The Proxy Committee has supplied the proxy advisory firm with the Standard Voting Instructions. The Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is in accordance with the General Policy. The proxy advisory firm may vote any proxy as directed in the Standard Voting Instructions without
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further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case handling for a proposal, the PVOT will work with the investment professionals and the proxy advisory firm to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee’s final voting decision to the proxy advisory firm. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.
A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. This requirement includes engagement meetings with investee companies and does not include communications with proxy solicitation firms. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders’ meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated Hermes mutual fund, generally the Adviser will proportionally vote the client’s proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund’s proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund’s proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company’s outstanding voting securities at the time of the vote (“Downstream Affiliate”), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company’s securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers’ Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy advisory firm board member also sits on the board of a public company for which the proxy advisory firm will write a research report. This and similar situations give rise to an actual or apparent conflict of interest.
In order to avoid concerns that the conflicting interests of the engaged proxy advisory firm have influenced proxy voting recommendations, the Adviser will take the following steps:
■ A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy advisory firm on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy advisory firm has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
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■ Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy advisory firm recommendation and the proxy advisory firm has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy advisory firm for that issuer; (b) the Director of Proxy Voting, or his designee, will review both the engaged proxy advisory firm research report and the research report of the other proxy advisory firm and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Holdings Information
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 credit/obligor exposures, dollar-weighted average portfolio maturity (WAM), weighted average life (WAL) and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund’s WAM and WAL, Shadow NAV (market-based value of the Fund’s portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. These reports are also available on the SEC’s website at sec.gov.
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund’s portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
25

Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund’s Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated Hermes, provides administrative personnel and services, including certain legal, compliance and financial administrative services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
SS&C GIDS, Inc., the Fund’s registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund’s financial statements and financial highlights are free of material misstatement.
Fees Paid by the Fund for Services
For the Year Ended October 31	2023	2022	2021
Advisory Fee Earned	$3,876,069	$2,400,759	$2,022,115
Advisory Fee Waived	$2,939,073	$1,956,889	$2,022,115
Net Administrative Fee	$1,513,057	$940,985	$790,785
Net Shareholder Services Fee:
Institutional Shares	$657,730	$291,667	$—
If the Fund’s expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent’s sub-accounting facilities.
26

Securities Lending Activities
The Fund does not participate in a securities lending program and did not engage in any securities lending activities during the Fund’s most recent fiscal year.
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2023, are incorporated herein by reference to the Annual Report to Shareholders of Federated Hermes Institutional Tax-Free Cash Trust dated October 31, 2023.
Investment Ratings
STANDARD & POOR’S (S&P) RATINGS
S&P MUNICIPAL SHORT-TERM Note RATINGS
An S&P note rating reflects the liquidity factors and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P DUAL RATINGS
S&P may assign dual ratings to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’). The definitions for the long-term and the short-term ratings are provided below.
S&P SHORT-TERM ISSUE CREDIT RATINGS
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely weaken an obligor’s capacity to meet its financial commitments on the obligation.
S&P LONG-TERM ISSUE CREDIT RATINGS*
* Ratings from ‘AA’ to ‘A’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA—An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
27

MOODY’S INVESTORS SERVICE, INC. (MOODY’S) RATINGS
Moody’s SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody’s short-term ratings are designated Moody’s Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to five years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.
MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
MOODY’S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of risk associated with scheduled principal and interest payments, and the second representing an evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The VMIG rating can be assigned a 1 or2 designation using the same definitions described above for the MIG rating.
VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
MOODY’S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability to repay short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability to repay short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
MOODY’S LONG-TERM DEBT RATINGS
Aaa—Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa—Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A—Obligations rated “A” are judged to be upper-medium-grade and are subject to low credit risk.
Baa—Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
FITCH RATINGS, INC. (FITCH)
FITCH SHORT-TERM DEBT RATINGS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
28

FITCH LONG-TERM DEBT RATINGS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
DBRS, INC. (DBRS®) RATINGS
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATINGS
The DBRS short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
DBRS LONG-TERM DEBT RATINGS
The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The absence of one of these designations indicates the rating is in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody’s may designate certain issues as NR, meaning that the issue or obligation is not rated.
29

Addresses
Federated Hermes Institutional Tax-Free Cash Trust
Institutional Shares
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02110
Transfer Agent and Dividend Disbursing Agent
SS&C GIDS, Inc.
P.O. Box 219318
Kansas City, MO 64121-9318
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
30

Appendix
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Hermes Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Kirkland & Ellis LLP
K&L Gates LLP
Financial PrinterS
Broadridge Investor Communication Solutions, Inc.
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Bloomberg L.P.
S&P Global
JPMorgan PricingDirect
Refinitiv US Holdings Inc.
RATINGS AGENCIES
Fitch, Inc.
Moody’s Investors Service, Inc.
Standard & Poor’s Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
ACA Technology Surveillance, Inc.
Bank of America
Bloomberg L.P.
Charles River Development
Citibank, N.A.
Eagle Investment Systems LLC
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Institutional Shareholder Services
Investortools, Inc.
MSCI ESG Research LLC
PricewaterhouseCoopers
Sustainalytics U.S. Inc.
31

Prospectus
February 29, 2024

Disclosure contained herein relates to all classes of the Fund, as listed below, unless otherwise noted.
Share Class | Ticker	Wealth | NISXX	Service | FNTXX	Cash II | NYCXX	Cash Series | FNCXX

Federated Hermes New York Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal by investing in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Fund Summary Information–Wealth Shares
Federated Hermes New York Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Wealth Shares (WS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
WS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
WS
Management Fee	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.29%[1]
Total Annual Fund Operating Expenses	0.59%
Fee Waivers and/or Expense Reimbursements[2]	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.32%
1
 The Fund may incur and pay shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the WS class of the Fund. The WS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
2
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.32% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a)March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$60
3 Years	$189
5 Years	$329
10 Years	$738
1

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund’s investment adviser (the “Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may leave a portion of the Fund’s assets uninvested or may invest the Fund’s assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Fund’s Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. These policies may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
Effective on May 6, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Adviser invests in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
2

Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. These policies may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s daily dividends include:
■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■ Liquidity Fees Risk. The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such liquidity fee is in the Fund’s best interests. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
3

■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■ Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
■ New York Risk. Because the Fund will invest a significant portion of its assets in securities of New York issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund’s performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. The economies of New York State and New York City are diversified across the finance, insurance, real estate, entertainment and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.The Fund may impose a fee upon sale of your shares.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
4

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s WS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s WS class highest quarterly return was 0.85% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended September 30, 2021).
Average Annual Total Return Table
The following table represents the Fund’s WS class Average Annual Total Returns for the calendar period ended December 31, 2023.
Share Class	1 Year	5 Years	10 Years
WS:	3.14%	1.16%	0.78%
The Fund’s WS class 7-Day Net Yield as of December 31, 2023, was 3.83%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund’s WS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for New York taxes, to the extent derived from New York tax-exempt investments and eligible for tax-exempt treatment under New York law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of
5

capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts. Until May 5, 2024, the Fund normally invests its assets so that distributions are exempt from AMT, but in certain circumstances income from the Fund may be subject to AMT. Effective May 6, 2024, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
6

Fund Summary Information–Service Shares
Federated Hermes New York Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Service Shares (SS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
SS
Management Fee	0.30%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers and/or Expense Reimbursements[1]	(0.55)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%
1
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.54% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a)March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees (the “Trustees”).
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$111
3 Years	$347
5 Years	$601
10 Years	$1,329
7

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund’s investment adviser (the “Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may leave a portion of the Fund’s assets uninvested or may invest the Fund’s assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Fund’s Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. These policies may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
Effective on May 6, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Adviser invests in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
8

Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. These policies may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s daily dividends include:
■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■ Liquidity Fees Risk. The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such liquidity fee is in the Fund’s best interests. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
9

■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■ Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
■ New York Risk. Because the Fund will invest a significant portion of its assets in securities of New York issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund’s performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. The economies of New York State and New York City are diversified across the finance, insurance, real estate, entertainment and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.The Fund may impose a fee upon sale of your shares.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
10

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s SS class highest quarterly return was 0.80% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended March 31, 2022).
Average Annual Total Return Table
The following table represents the Fund’s SS class Average Annual Total Returns for the calendar period ended December 31, 2023.
Share Class	1 Year	5 Years	10 Years
SS:	2.91%	1.01%	0.65%
The Fund’s SS class 7-Day Net Yield as of December 31, 2023, was 3.61%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund’s SS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for New York taxes, to the extent derived from New York tax-exempt investments and eligible for tax-exempt treatment under New York law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of
11

capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts. Until May 5, 2024, the Fund normally invests its assets so that distributions are exempt from AMT, but in certain circumstances income from the Fund may be subject to AMT. Effective May 6, 2024, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
12

Fund Summary Information–Cash II Shares
Federated Hermes New York Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Cash II Shares (CII) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
CII
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CII
Management Fee	0.30%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers and/or Expense Reimbursements[1]	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.77%
1
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s CII class (after the voluntary waivers and/or reimbursements) will not exceed 0.77% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a)March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees (the “Trustees”).
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$111
3 Years	$347
5 Years	$601
10 Years	$1,329
13

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund’s investment adviser (the “Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may leave a portion of the Fund’s assets uninvested or may invest the Fund’s assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Fund’s Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. These policies may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
Effective on May 6, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Adviser invests in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
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Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. These policies may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s daily dividends include:
■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■ Liquidity Fees Risk. The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such liquidity fee is in the Fund’s best interests. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
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■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■ Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
■ New York Risk. Because the Fund will invest a significant portion of its assets in securities of New York issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund’s performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. The economies of New York State and New York City are diversified across the finance, insurance, real estate, entertainment and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.The Fund may impose a fee upon sale of your shares.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
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Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s CII class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s CII class highest quarterly return was 0.74% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended March 31, 2022).
Average Annual Total Return Table
The following table represents the Fund’s CII class Average Annual Total Returns for the calendar period ended December 31, 2023.
Share Class	1 Year	5 Years	10 Years
CII:	2.68%	0.87%	0.53%
The Fund’s CII class 7-Day Net Yield as of December 31, 2023, was 3.38%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund’s CII class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for New York taxes, to the extent derived from New York tax-exempt investments and eligible for tax-exempt treatment under New York law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of
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capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts. Until May 5, 2024, the Fund normally invests its assets so that distributions are exempt from AMT, but in certain circumstances income from the Fund may be subject to AMT. Effective May 6, 2024, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Fund Summary Information–Cash Series Shares
Federated Hermes New York Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Cash Series Shares (CS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
CS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CS
Management Fee	0.30%
Distribution (12b-1) Fee	0.60%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.44%
Fee Waivers and/or Expense Reimbursements[1]	(0.42)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.02%
1
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s CS class (after the voluntary waivers and/or reimbursements) will not exceed 1.02% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a)March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees (the “Trustees”).
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$147
3 Years	$456
5 Years	$787
10 Years	$1,724
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RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund’s investment adviser (the “Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may leave a portion of the Fund’s assets uninvested or may invest the Fund’s assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Fund’s Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. These policies may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
Effective on May 6, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Adviser invests in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
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Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. These policies may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s daily dividends include:
■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■ Liquidity Fees Risk. The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such liquidity fee is in the Fund’s best interests. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
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■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■ Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
■ New York Risk. Because the Fund will invest a significant portion of its assets in securities of New York issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund’s performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. The economies of New York State and New York City are diversified across the finance, insurance, real estate, entertainment and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.The Fund may impose a fee upon sale of your shares.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
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Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s CS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s CS class highest quarterly return was 0.68% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended June 30, 2022).
Average Annual Total Return Table
The following table represents the Fund’s CS class Average Annual Total Returns for the calendar period ended December 31, 2023.
Share Class	1 Year	5 Years	10 Years
CS:	2.43%	0.74%	0.42%
The Fund’s CS class 7-Day Net Yield as of December 31, 2023, was 3.14%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund’s CS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for New York taxes, to the extent derived from New York tax-exempt investments and eligible for tax-exempt treatment under New York law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of
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capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts. Until May 5, 2024, the Fund normally invests its assets so that distributions are exempt from AMT, but in certain circumstances income from the Fund may be subject to AMT. Effective May 6, 2024, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
What are the Fund’s Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund’s investment adviser (the “Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities, or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest the Fund’s assets in securities, the interest from which, may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), or another event or circumstance. The Fund’s Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser’s assessment of the issuer’s credit quality, including the issuer’s or guarantor’s capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (WAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve’s monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in the Fund’s Statement of Additional Information (SAI). The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a WAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating WAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. These policies may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
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Effective on May 6, 2024, the following investment strategies apply:
The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser’s assessment of the issuer’s credit quality, including the issuer’s or guarantor’s capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (WAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve’s monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in the Fund’s Statement of Additional Information (SAI). The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a WAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating WAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. These policies may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund’s investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.
What are the Fund’s Principal Investments?
The following provides general information on the Fund’s principal investments. The Fund’s Statement of Additional Information (SAI) provides information about the Fund’s non-principal investments and may provide additional information about the Fund’s principal investments.
TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of
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the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest.
Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company’s loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. Effective May 6, 2024, the Fund invests in bonds the interest on which is subject to AMT on a regular basis.
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Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies, managing its uninvested cash and/or other investment reasons consistent with the Fund’s investment objective and investment strategies. These investments may include shares of an affiliated fund, including a money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. These investments also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquired fund. For example, a conflict of interest can arise due to the possibility that the Adviser to the Fund could make a decision to redeem the Fund’s investment in the acquired fund. In the case of an investment in an affiliated fund, a conflict of interest can arise if, because of the Fund’s investment in the acquired fund, the acquired fund is able to garner more assets, thereby growing the acquired fund and increasing the management fees received by the investment adviser to the acquired fund, which would either be the Adviser or an affiliate of the Adviser. However, the Adviser believes that the benefits and efficiencies of making investments in other investment companies should outweigh the potential additional fees and/or expenses and resulting conflicts of interest. The Fund may invest in money market securities directly.
OTHER INVESTMENTS, TRANSACTIONS, TECHNIQUES
Additional Information Regarding the Security Selection Process
As part of analysis in its security selection process, among other factors, the Adviser also evaluates whether environmental, social and governance factors could have a positive or negative impact on the risk profiles of many issuers or guarantors in the universe of securities in which the Fund may invest. The Adviser may also consider information derived from active engagements conducted by its in-house stewardship team with certain issuers or guarantors on environmental, social and governance topics. This qualitative analysis does not automatically result in including or excluding specific securities but may be used by Federated Hermes as an additional input in its primary analysis.
Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund’s board or its delegate to present minimal credit risk based on an assessment of the issuer’s credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund’s Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
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What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund’s principal investments. These are the primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund or reduce the Fund’s daily dividends. Any additional risks associated with the Fund’s non-principal investments are described in the Fund’s SAI. The Fund’s SAI also may provide additional information about the risks associated with the Fund’s principal investments.
TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer’s authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer’s budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody’s Investor Services, Inc. and Standard & Poor’s that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO’s assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund’s portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund’s performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to
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cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale across the market. This may increase redemptions from funds that hold impacted securities. Such a market event could result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
Liquidity Fees Risk
The Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
Interest Rate Risk
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities. Negative or very low interest rates magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, have unpredictable effects on markets and expose debt and related markets to heightened volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates and/or volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also is likely to be low or otherwise adversely affected or the Fund may be unable to maintain a positive return, or yield, or minimize the volatility of the Fund’s NAV per share or maintain a stable NAV.
Certain of the Fund’s investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund’s investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal or state/local income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable (including, for example, under the AMT).
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
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LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund’s ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.
A single enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
RISK ASSOCIATED WITH USE OF AMORTIZED COST
In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low or negative interest rate environment may prevent the Fund from providing a positive return, or yield, or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. The Fund’s yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
New York Risk
Since the Fund invests primarily in issuers from New York, the Fund may be subject to additional risks compared to a money market fund that invests in multiple states. New York’s budget is periodically late and may require special spending measures. This process can cause delays in state-aid funding to localities.
The economies of New York State and New York City are diversified across the finance, insurance, real estate, entertainment and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.
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Since the Fund invests primarily in issuers from New York, its performance also may be negatively affected by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy.
technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based (or shadow) NAV per Share on a daily basis for purposes of confirming that its NAV continues to approximate fair value. For purposes of calculating the shadow NAV and monitoring its comparison to the amortized cost-based NAV, pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee” is responsible for determining the fair value of investments in the shadow NAV for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair value determinations. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.
You can purchase, redeem or exchange Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund’s Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day’s dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on FederatedHermes.com/us. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated Hermes will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem and Exchange Shares”), it is processed at the next determined NAV. NAV is generally determined at 12:00 p.m., 1:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday), the last NAV will be determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
Because the Fund operates as a money market fund and seeks to maintain a stable $1.00 price per share, a low or negative interest rate environment could impact the Fund’s ability to maintain a stable $1.00 share price. If the Fund has a negative gross yield as a result of negative interest rates (a “negative interest rate event”), the Fund may reduce the number of shares outstanding on a pro rata basis through a reverse distribution mechanism (RDM) to seek to maintain a stable $1.00 price per share, to the extent permissible by applicable law and the Fund’s organizational documents and subject to a determination by the Board that implementing an RDM is in the best interests of the Fund and its shareholders. Alternatively, if the Fund has a negative interest rate event and/or the Board determines that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1.00 per share, the Board has the right to discontinue the use of a stable NAV of $1.00 per share and establish a fluctuating NAV per share rounded to four decimal places. If the Fund uses an RDM, the Fund will maintain a stable price per share, despite losing value, by reducing the
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number of its outstanding shares. Investors in the Fund would observe a stable share price but a declining number of shares for their investment. If the Fund converts to a fluctuating NAV under these circumstances, the Fund’s losses will be reflected through a declining share price. The Fund will notify shareholders of any such change. Shareholders should discuss any tax implications of implementing an RDM or converting to a fluctuating NAV with their tax adviser.
How is the Fund Sold?
The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this Prospectus only to accounts beneficially owned by natural persons (“Eligible Accounts”). The Fund offers the following Share classes: Wealth Shares (WS), Service Shares (SS), Cash II Shares (CII) and Cash Series Shares (CS), each representing interests in a single portfolio of securities. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions may apply.
Under the Distributor’s Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Hermes, Inc. (“Federated Hermes,” formerly, Federated Investors, Inc.).
The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in New York tax-exempt securities.
Intra-Fund Share Conversion Program
A shareholder in the Fund’s Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
RULE 12b-1 FEES
SS, CII & CS Classes
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.25% for Service Shares and Cash II Shares and 0.60% for Cash Series Shares of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.
SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Hermes, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated Hermes. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The Fund has no present intention of paying, accruing or incurring any such Service Fees on the WS class until such time as approved by the Fund’s Board of Trustees.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The Fund has no present intention of paying, accruing or incurring any such Account Administration Fees on the WS class until such time as approved by the Fund’s Board of Trustees.
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RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds, within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated Hermes fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.
For important account information, see the section “Security and Privacy Protection.”
The minimum initial investment amount for the WS, SS, CII and CS classes is generally $10,000. There is no minimum subsequent investment amount.
Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through certain tax-advantaged accounts and trusts. These tax-advantaged accounts and trusts may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estate of natural persons; or certain other retirement and investment accounts, notwithstanding having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only
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submit purchase orders, if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
The Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption. The Fund has adopted policies and procedures such that the Fund will be able: (a) to limit the beneficial owners of shares to natural persons; and (b) to allow the Fund to impose liquidity fees.
THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 1:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated Hermes EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or SS&C GIDS, Inc., the Fund’s transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Hermes Funds at the following address:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Hermes Funds
430 W 7th Street
Suite 219318
Kansas City, MO 64105-1407
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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or SS&C GIDS, Inc., the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud, the Fund may reject any purchase request involving a check that is not made payable to The Federated Hermes Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedHermes.com/us under “Resources” and then “Literature and Forms,” then “Forms.” You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Hermes Institutional Money Market Management, Federated Hermes Institutional Prime Obligations Fund, Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Value Obligations Fund, Class A Shares without a sales charge (“no-load Class A Shares”) and Class R Shares of any Fund provided that you meet any shareholder eligibility and minimum initial investment requirements for the Shares to be purchased (if applicable), both accounts have identical registrations, and you must receive a prospectus for the fund in which you wish to exchange.
By Online Account Services
You may access your accounts online to purchase Shares through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “Sign In” and “Access and Manage Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■ through a financial intermediary if you purchased Shares through a financial intermediary; or
■ directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day for each method of payment after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
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If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by noon Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.
If you call the Fund after noon Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
Send requests by private courier or overnight delivery service to:
The Federated Hermes Funds
430 W 7th Street
Suite 219318
Kansas City, MO 64105-1407
All requests must include:
■ Fund Name and Share Class, account number and account registration;
■ amount to be redeemed or exchanged;
■ signatures of all shareholders exactly as registered; and
■ if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■ your redemption will be sent to an address other than the address of record;
■ your redemption will be sent to an address of record that was changed within the last 30 days;
■ a redemption is payable to someone other than the shareholder(s) of record; or
■ transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
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By Online Account Services
You may access your accounts online to redeem or exchange Shares through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “Sign In” and “Access and Manage Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■ An electronic transfer to your account at a financial institution that is an ACH member; or
■ Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■ Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Hermes (“Federated Hermes funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■ Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund’s portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund’s Board, which generally include distributions of a pro rata share of the Fund’s portfolio assets. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, securities received may be subject to market risk and the shareholder could incur taxable gains and brokerage or other charges in converting the securities to cash.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■ to allow your purchase to clear (as discussed below);
■ during periods of market volatility;
■ when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
■ during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■ when the NYSE is closed, other than customary weekend and holiday closings;
■ when trading on the NYSE is restricted, as determined by the SEC;
■ in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or
■ in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
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Certain special LIMITATIONS affecting REDEMPTIONs
The Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed which would remain in effect until the Board or its delegate determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed, the Board or its delegate may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations.
If liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate changes or removes a liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee will also be reported by the Fund to the SEC on Form N-CR until June 10, 2024 and, effective June 11, 2024, on Form N-MFP.
All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received by the Fund after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund’s agent before the Fund imposed liquidity fees.
Involuntary Redemptions
The Fund operates as a retail money market fund. Accordingly, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.
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EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Hermes Institutional Money Market Management, Federated Hermes Institutional Prime Obligations Fund, Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Value Obligations Fund, no-load Class A Shares and Class R Shares of any Fund.
To do this, you must:
■ meet any applicable shareholder eligibility requirements;
■ ensure that the account registrations are identical;
■ meet any applicable minimum initial investment requirements; and
■ receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
CHECKWRITING
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.
DEBIT CARD
Effective September 30, 2016, the Fund began to reject new applications for a debit card. However, existing Fund shareholders who have a debit card will be permitted to continue to use it and, upon expiration of the debit card, will be permitted to renew the card. Debit card service is not transferable; it is applicable only to the account associated with the debit card service as of September 30, 2016. Shareholders with debit cards will continue to be subject to an annual service fee which the Fund will automatically deduct from their account.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Hermes will not be responsible for losses that result from unauthorized transactions, unless Federated Hermes does not follow procedures designed to verify your identity. When initiating a transaction by telephone or online, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone or online. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
39

Using FederatedHermes.com/us’s Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that Internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Hermes’ privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through FederatedHermes.com/us.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated Hermes fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
40

Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the State of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder’s financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder’s specific rights and responsibilities under his or her state’s escheatment law(s), which can generally be found on a state’s official website.
ACCOUNTS WITH LOW BALANCES
Federated Hermes reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $10,000 for the WS, SS, CII and CS classes.
Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund and/or your financial intermediary provides year-end tax information and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund’s dividends will be exempt from the New York taxes to the extent they are derived from interest on obligations exempt from such taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
FREQUENT TRADING POLICIES
Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.
Other funds in the Federated Hermes family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated Hermes funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated Hermes fund, please read the prospectus of that other Federated Hermes fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund’s WAM and WAL, Shadow NAV (market-based value of the Fund’s portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
41

You may also access portfolio information via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. These reports are also available on the SEC’s website at sec.gov.
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund’s portfolio holdings and/or composition may be posted to FederatedHermes.com/us. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other advisory subsidiaries of Federated Hermes combined, advise approximately 101 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds). Federated Hermes’ assets under management totaled approximately $757.6 billion as of December 31, 2023. Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with more than 2,000 employees. Federated Hermes provides investment products to more than 10,000 investment professionals and institutions.
The Adviser advises approximately 73 registered investment companies and also manages sub-advised funds. The Adviser’s assets under management totaled approximately $468.4 billion as of December 31, 2023.
ADVISORY FEES
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual and Semi-Annual Shareholder Reports for the periods ended October 31 and April 30, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.
42

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.029	0.006	0.000[2]	0.006	0.013
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.029	0.006	0.000[2]	0.006	0.013
Less Distributions:
Distributions from net investment income	(0.029)	(0.006)	(0.000)[2]	(0.006)	(0.013)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.029)	(0.006)	(0.000)[2]	(0.006)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.97%	0.59%	0.01%	0.58%	1.33%
Ratios to Average Net Assets:
Net expenses[4]	0.32%	0.26%	0.21%	0.32%	0.32%
Net investment income	2.94%	0.58%	0.01%	0.64%	1.31%
Expense waiver/reimbursement[5]	0.26%	0.30%	0.34%	0.19%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$206,898	$115,589	$111,555	$179,225	$326,684

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2023, which can be obtained free of charge.
43

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.028	0.005	0.000[2]	0.004	0.011
Net realized gain (loss)	(0.001)	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.027	0.005	0.000[2]	0.004	0.011
Less Distributions:
Distributions from net investment income	(0.027)	(0.005)	(0.000)[2]	(0.004)	(0.011)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total Distributions	(0.027)	(0.005)	(0.000)[2]	(0.004)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.75%	0.46%	0.01%	0.43%	1.11%
Ratios to Average Net Assets:
Net expenses[4]	0.54%	0.33%	0.20%	0.46%	0.54%
Net investment income	2.79%	0.11%	0.01%	0.42%	1.09%
Expense waiver/reimbursement[5]	0.54%	0.78%	0.84%	0.55%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,297	$13,677	$182,028	$221,000	$219,665

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2023, which can be obtained free of charge.
44

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.003	0.000[2]	0.003	0.009
Net realized gain (loss)	0.001	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.025	0.003	0.000[2]	0.003	0.009
Less Distributions:
Distributions from net investment income	(0.025)	(0.003)	(0.000)[2]	(0.003)	(0.009)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total Distributions	(0.025)	(0.003)	(0.000)[2]	(0.003)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.51%	0.35%	0.01%	0.32%	0.87%
Ratios to Average Net Assets:
Net expenses[4]	0.77%	0.53%	0.20%	0.61%	0.77%
Net investment income	2.40%	0.40%	0.01%	0.37%	0.87%
Expense waiver/reimbursement[5]	0.31%	0.52%	0.85%	0.40%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,458	$6,850	$8,058	$7,515	$9,952

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2023, which can be obtained free of charge.
45

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.022	0.003	0.000[2]	0.002	0.006
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.022	0.003	0.000[2]	0.002	0.006
Less Distributions:
Distributions from net investment income	(0.022)	(0.003)	(0.000)[2]	(0.002)	(0.006)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total Distributions	(0.022)	(0.003)	(0.000)[2]	(0.002)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.26%	0.27%	0.01%	0.21%	0.62%
Ratios to Average Net Assets:
Net expenses[4]	1.02%	0.54%	0.19%	0.71%	1.02%
Net investment income	2.18%	0.22%	0.01%	0.21%	0.63%
Expense waiver/reimbursement[5]	0.41%	0.88%	1.20%	0.65%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,134	$25,174	$28,468	$26,151	$25,450

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2023, which can be obtained free of charge.
46

Appendix A: Hypothetical Investment and Expense Information
The following charts provide additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The charts show the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratios used in each chart are the same as stated in the “Fees and Expenses” table of this Prospectus (and thus do not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST - WS CLASS
ANNUAL EXPENSE RATIO: 0.59%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$60.30	$10,441.00
2	$10,441.00	$522.05	$10,963.05	$62.96	$10,901.45
3	$10,901.45	$545.07	$11,446.52	$65.74	$11,382.20
4	$11,382.20	$569.11	$11,951.31	$68.64	$11,884.16
5	$11,884.16	$594.21	$12,478.37	$71.66	$12,408.25
6	$12,408.25	$620.41	$13,028.66	$74.82	$12,955.45
7	$12,955.45	$647.77	$13,603.22	$78.12	$13,526.79
8	$13,526.79	$676.34	$14,203.13	$81.57	$14,123.32
9	$14,123.32	$706.17	$14,829.49	$85.16	$14,746.16
10	$14,746.16	$737.31	$15,483.47	$88.92	$15,396.47
Cumulative		$6,118.44		$737.89

FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST - SS CLASS
ANNUAL EXPENSE RATIO: 1.09%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$111.13	$10,391.00
2	$10,391.00	$519.55	$10,910.55	$115.48	$10,797.29
3	$10,797.29	$539.86	$11,337.15	$119.99	$11,219.46
4	$11,219.46	$560.97	$11,780.43	$124.68	$11,658.14
5	$11,658.14	$582.91	$12,241.05	$129.56	$12,113.97
6	$12,113.97	$605.70	$12,719.67	$134.62	$12,587.63
7	$12,587.63	$629.38	$13,217.01	$139.89	$13,079.81
8	$13,079.81	$653.99	$13,733.80	$145.36	$13,591.23
9	$13,591.23	$679.56	$14,270.79	$151.04	$14,122.65
10	$14,122.65	$706.13	$14,828.78	$156.95	$14,674.85
Cumulative		$5,978.05		$1,328.70

47

FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST - CII CLASS
ANNUAL EXPENSE RATIO: 1.09%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$111.13	$10,391.00
2	$10,391.00	$519.55	$10,910.55	$115.48	$10,797.29
3	$10,797.29	$539.86	$11,337.15	$119.99	$11,219.46
4	$11,219.46	$560.97	$11,780.43	$124.68	$11,658.14
5	$11,658.14	$582.91	$12,241.05	$129.56	$12,113.97
6	$12,113.97	$605.70	$12,719.67	$134.62	$12,587.63
7	$12,587.63	$629.38	$13,217.01	$139.89	$13,079.81
8	$13,079.81	$653.99	$13,733.80	$145.36	$13,591.23
9	$13,591.23	$679.56	$14,270.79	$151.04	$14,122.65
10	$14,122.65	$706.13	$14,828.78	$156.95	$14,674.85
Cumulative		$5,978.05		$1,328.70

FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST - CS CLASS
ANNUAL EXPENSE RATIO: 1.44%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$146.56	$10,356.00
2	$10,356.00	$517.80	$10,873.80	$151.78	$10,724.67
3	$10,724.67	$536.23	$11,260.90	$157.18	$11,106.47
4	$11,106.47	$555.32	$11,661.79	$162.78	$11,501.86
5	$11,501.86	$575.09	$12,076.95	$168.57	$11,911.33
6	$11,911.33	$595.57	$12,506.90	$174.58	$12,335.37
7	$12,335.37	$616.77	$12,952.14	$180.79	$12,774.51
8	$12,774.51	$638.73	$13,413.24	$187.23	$13,229.28
9	$13,229.28	$661.46	$13,890.74	$193.89	$13,700.24
10	$13,700.24	$685.01	$14,385.25	$200.80	$14,187.97
Cumulative		$5,881.98		$1,724.16
48

Notes
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An SAI dated February 29, 2024, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
The Fund’s shareholder reports will be made available on FederatedHermes.com/us/FundInformation, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the Fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through e-delivery.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on FederatedHermes.com/us.
You can obtain information about the Fund (including the SAI) by accessing Fund information from the EDGAR Database on the SEC’s website at sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov.

Federated Hermes New York Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us atFederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 608919858
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919866
31511 (2/24)
© 2024 Federated Hermes, Inc.

Statement of Additional Information
February 29, 2024

Share Class | Ticker	Wealth | NISXX	Service | FNTXX	Cash II | NYCXX	Cash Series | FNCXX

Federated Hermes New York Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated Hermes New York Municipal Cash Trust (the “Fund”), dated February 29, 2024.
This SAI incorporates by reference the Fund’s Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
6	Investment Objective (and Policies) and Investment Limitations
9	What Do Shares Cost?
9	How is the Fund Sold?
12	Purchases In-Kind
12	Redemption In-Kind
12	Massachusetts Partnership Law
12	Share Information
13	Tax Information
14	Who Manages and Provides Services to the Fund?
27	Financial Information
27	Investment Ratings
30	Addresses
31	Appendix A
32	Appendix B - New York State Risk
Federated Hermes New York Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
8120103B (2/24)
©2024 Federated Hermes, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Federated Hermes Money Market Obligations Trust (the “Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on March 17, 1982, was reorganized as a portfolio of Federated Municipal Trust on May 30, 1994, and then was reorganized as a portfolio of the Trust on February 1, 2000.
The Board of Trustees (the “Board”) has established four classes of shares of the Fund, known as Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (“Shares”). This SAI relates to all classes of Shares. The Fund’s investment adviser is Federated Investment Management Company (the “Adviser”).
Effective June 26, 2020, the Trust changed its name from Money Market Obligations Trust to Federated Hermes Money Market Obligations Trust and the Fund changed its name from Federated New York Municipal Cash Trust to Federated Hermes New York Municipal Cash Trust.
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund’s Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
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Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants’ sales, and related tax collections, failed to increase as anticipated.
Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds (“Federated Hermes funds”) advised by subsidiaries of Federated Hermes, Inc. (“Federated Hermes,” formerly, Federated Investors, Inc.) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated Hermes funds, and an inter-fund loan is only made if it benefits each participating Federated Hermes fund. Federated Hermes administers the program according to procedures approved by the Fund’s Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated Hermes funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund’s participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated Hermes fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated Hermes fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Coverage
In accordance with the requirements of Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”), any borrowings by the Fund, including reverse repurchase agreements, will be made only to the extent the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all of its borrowings.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
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Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury’s obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
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Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund’s board or its delegate to present minimal credit risk based on an assessment of the issuer’s credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund’s Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security’s issuer or guarantor’s financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor’s industry within the economy and relative to economic trends, as well as the issuer or guarantor’s competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund’s portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund’s principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
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Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund’s ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
LARGE SHAREHOLDER RISK
A significant percentage of the Fund’s shares may be owned or controlled by a large shareholder. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Fund’s net asset value and performance and could cause the Fund to buy or sell securities at inopportune times in order to meet purchase or redemption requests.
CYBERSECURITY AND OPERATIONAL RISK
Like other funds and business enterprises, Federated Hermes’ business relies on the security and reliability of information and communications technology, systems and networks. Federated Hermes uses digital technology, including, for example, networked systems, email and the Internet, as well as mobile devices and “cloud”-based service offerings, to conduct business operations and engage clients, customers, employees, products, accounts, shareholders and relevant service providers, among others. Federated Hermes, as well as its funds and certain service providers, also generate, compile and process information for purposes of preparing and making filings or reports to governmental agencies, or providing reports or statements to customers, and a cybersecurity attack or incident that impacts that information, or the generation and filing processes, can prevent required regulatory filings and reports from being made, or reports or statements from being delivered, or cause the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). The use of the Internet and other electronic media and technology exposes the Fund, the Fund’s shareholders, and the Fund’s service providers, and their respective operations, to potential risks from cybersecurity attacks or incidents (collectively, “cyber-events”). The work-from-home environment necessitated by the novel coronavirus (“COVID-19”) pandemic has increased the risk of cyber incidents given the increase in cyber attack surface stemming from the use of personal devices and non-office or personal technology.
Cyber-events can result from intentional (or deliberate) attacks or unintentional events by insiders (e.g., employees) or third parties, including cybercriminals, competitors, nation-states and “hacktivists,” among others. Cyber-events can include, for example, phishing, credential harvesting or use of stolen access credentials, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), structured query language attacks, infection from or spread of malware, ransomware, computer viruses or other malicious software code, corruption of data, exfiltration of data to malicious sites, the dark web or other locations or threat actors, and attacks (including, but not limited to, denial of service attacks on websites) which shut down, disable, slow, impair or otherwise disrupt operations, business processes, technology, connectivity or website or Internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events on a daily basis. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Cyber-events can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. To date, cyber-events have not had a material adverse effect on the Fund’s business operations or performance.
Cyber-events can affect, potentially in a material way, Federated Hermes’ relationships with its customers, employees, products, accounts, shareholders and relevant service providers. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, damage to employee perceptions of the company, and additional compliance costs associated with corrective measures and credit monitoring for impacted individuals. A cyber-event can cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, generate or make filings or deliver reports or statements, calculate the Fund’s NAV, or allow shareholders to transact business or other disruptions to operations), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also can result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund’s investments to lose value.
5

The Fund’s Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. The Fund’s Adviser employs various measures aimed at mitigating cybersecurity risk, including, among others, use of firewalls, system segmentation, system monitoring, virus scanning, periodic penetration testing, employee phishing training and an employee cybersecurity awareness campaign. Among other service provider management efforts, Federated Hermes also conducts due diligence on key service providers relating to cybersecurity. Federated Hermes has established a committee to oversee Federated Hermes’ information security and data governance efforts, and updates on cyber-events and risks are reviewed with relevant committees, as well as Federated Hermes’ and the Fund’s Boards of Directors or Trustees (or a committee thereof), on a periodic (generally quarterly) basis (and more frequently when circumstances warrant) as part of risk management oversight responsibilities. However, there is no guarantee that the efforts of Federated Hermes, the Fund’s Adviser or its affiliates, or other service providers, will succeed, either entirely or partially as there are limits on Federated Hermes’ and the Fund’s ability to prevent, detect or mitigate cyber-events. Among other reasons, the cybersecurity landscape is constantly evolving, the nature of malicious cyber-events is becoming increasingly sophisticated and the Fund’s Adviser, and its relevant affiliates, cannot control the cyber systems and cybersecurity systems of issuers or third-party service providers.
The Fund can be exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as the COVID-19 pandemic), can adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Investment Objective (and Policies) and Investment Limitations
The fundamental investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities.
Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities.
The fundamental investment objective and policies described above may not be changed by the Fund’s Board without shareholder approval.
Investment Limitations
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
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Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (“1933 Act”).
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”).
Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations are fundamental and cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund’s outstanding voting securities,” as defined by the 1940 Act, which means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Fund. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Investing in Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the 1933 Act.
Additional Information
For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
As a non-fundamental operating policy, the investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.” For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
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To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. Investments in private activity bonds will be classified according to the non-governmental entity from which the bond’s principal and interest payments are principally derived. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed, which would remain in effect until the Board or its delegate determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed, the Board or its delegate may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund’s NAV determinations.
If liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate, changes or removes a liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee will also be reported by the Fund to the SEC on Form N-CR until June 10, 2024 and, effective June 11, 2024, on Form N-MFP.
All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares, and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemption in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund’s agent before the Fund imposed liquidity fees.
8

What Do Shares Cost?
Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. The Fund uses this adjusted cost to value the investment.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund’s portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true. A low or negative interest rate environment impacts, in a negative way, the Fund’s ability to provide a positive return, or yield, to its shareholders, pay expenses out of current income, and/or achieve its investment objective, including maintaining a stable NAV of $1.00 per share.
The Fund’s use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund’s investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
How is the Fund Sold?
Under the Distributor’s Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
Rule 12b-1 Plan (Service Shares, Cash II Shares and Cash Series Shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.
In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund’s service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund
9

and/or other Federated Hermes funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor’s efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated Hermes funds and any services it provides, as well as the fees and/or commissions it charges.
Regarding the Fund’s Wealth Share Class, the Wealth Share Class of the Fund currently does not accrue, pay or incur any shareholder services/account administration fees, although the Board of Trustees has approved the Wealth Share Class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The Wealth Share Class of the Fund will not accrue, pay or incur such fees until such time as approved by the Fund’s Board of Trustees.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated Hermes funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that offer Federated Hermes investment companies to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include, but are not limited to: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary’s mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated Hermes fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include reimbursement of transaction costs, and financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events. The Distributor may also provide additional compensation to financial intermediaries for services rendered in connection with technology and programming set-up, platform development and maintenance or similar services and for the provision of sales-related data to the Adviser and/orits affiliates.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2023, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated Hermes fund shares or provide services to the Federated Hermes funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2023, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
10

ADP Broker-Dealer, Inc.
AE Wealth Management, LLC
Aegis Financial
All Star Financial
American Enterprise Investment Services Inc.
American Portfolios Advisors, Inc.
Aon Securities Corp.
Arete Wealth Management, LLC
Assetmark, Inc.
Atlas Private Wealth Management, LLC
BlackRock Investments, LLC
BofA Securities, Inc.
Bolton Global Capital, Inc.
Boyd Capital Management
Broadridge Business Process Outsourcing, LLC
Callan
Cambridge Financial Group, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
Citigroup Global Markets Inc.
Citizens Securities, Inc.
Comerica Securities, Inc.
Commonwealth Financial Network
Davenport & Company LLC
Deutsche Bank Securities Inc.
Dynasty Wealth Management, LLC
Edward D. Jones & Co., LP
Empower Financial Services, Inc.
Envestnet PMC
FBL Marketing Services, LLC
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
Fifth Third Securities, Inc.
FIS Brokerage & Securities Services LLC
Global Retirement Partners LLC
Goldman Sachs & Co. LLC
HighTower Securities, LLC
Hilltop Securities, Inc.
HUB International Investment Services Inc.
Huntington Securities, Inc.
Insigneo Securities, LLC
Institutional Cash Distributors, LLC
Interactive Brokers LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Jefferies LLC
John Hancock Mutual Life Insurance Co
Kestra Investment Services LLC
Key Investment Services LLC
KeyBanc Capital Markets Inc.
Keystone Financial Planning, Inc.
Leafhouse Financial Advisors, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Distributors, Inc.
Lincoln Investment Planning, LLC
LPL Financial LLC
Marquette Associates, Inc.
Mercer Global Advisors Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
MML Investors
Monarch Wealth Strategies
Morgan Stanley Smith Barney LLC
National Financial Services LLC
Nationwide Investment Services Corporation
NewEdge Securities, Inc.
Northwestern Mutual Investment Services, LLC
OneDigital Investment Advisors
Open Range Financial Group, LLC
Oppenheimer & Company, Inc.
Orion Portfolio Solutions LLC
Osaic Institutions, Inc.
Osaic Wealth, Inc.
Paychex Securities Corp.
Pensionmark Financial Group, LLC
Pershing LLC
Planmember Securities Corporation
PNC Capital Markets, LLC
PNC Investments LLC
Principal Securities, Inc.
Private Client Services, LLC
Private Wealth Advisors, Inc.
Prudential Investment Management Services LLC
Putnam Investment Management, LLC
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Robert W Baird & Co. Incorporated
Rockefeller Capital Management
Royal Alliance Associates, Inc.
Sagepoint Financial, LLC
Sanctuary Securities, Inc.
Sanford C. Bernstein & Company, LLC
SBC Wealth Management
Securities America, Inc.
Security Distributors, LLC
Sentry Advisors, LLC
Spire Securities, LLC
State Street Global Markets, LLC
Steward Partners Investment Advisory, LLC
Stifel, Nicolaus & Company, Incorporated
Strategic Financial Partners, Ltd
TD Ameritrade, Inc.
TD Private Client Wealth LLC
Teachers Insurance and Annuity Association of America
The Huntington Investment Company
The Vanguard Group, Inc.
11

Thrivent Investment Management Inc.
Towerpoint Wealth, LLC
Treasury Brokerage
Truist Investment Services, Inc.
Truist Securities, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America, L.P.
Validus Capital LLC
Vanguard Marketing Corporation
Veridian Capital Partners
Vining-Sparks-IBG, LLC
Vision Financial Markets, LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Webb Financial Group, LLC
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
Woodbury Financial Services, Inc.

Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities’ values prior to sale.
Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
In the unlikely event a shareholder or former shareholder is held personally liable for the Trust’s obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust’s Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights
12

with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
SHAREHOLDERS OF THE FUND
As of February 13, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Wealth Shares: Morgan Stanley Smith Barney, Jersey City, NJ, owned approximately 107,414,013 Shares (46.92%); Pershing LLC, Jersey City, NJ, owned approximately 17,828,572 Shares (7.78%); and Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 17,062,663 Shares (7.45%).
As of February 13, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Service Shares: American Enterprise Investment Services, Minneapolis, MN, owned approximately 21,907,924 Shares (75.36%); and Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 3,692,312 Shares (12.70%).
As of February 13, 2024, the following shareholder owned of record, beneficially or both, 5% or more of outstanding Cash II Shares: Pershing LLC, Jersey City, NJ, owned approximately 3,052,315 Shares (98.90%).
As of February 13, 2024, the following shareholder owned of record, beneficially or both, 5% or more of outstanding Cash Series Shares: Pershing LLC, Jersey City, NJ, owned approximately 28,313,216 Shares (97.38%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Morgan Stanley Smith Barney LLC is organized in the State of Delaware.
Pershing LLC is organized in the State of Delaware and is a wholly owned subsidiary of The Bank of New York Mellon Corporation which is organized in the State of Delaware.
American Enterprise Investment Services Inc. is organized in the State of Minnesota.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by the Fund.
The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.
State Taxes
Under existing New York laws, distributions made by the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent interest income attributable to obligations issued by the State of New York and its political subdivisions as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York State and New York City personal income taxes.
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The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.
Dividends paid by the Fund are exempt from the New York City unincorporated business taxes to the same extent that they are exempt from the New York City personal income taxes.
Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised 16 portfolios, and the Federated Hermes Complex consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Complex and serves for an indefinite term.
As of February 13, 2024, the Fund’s Board and Officers as a group owned less than 1% of each class of the Fund’s outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■ Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated Hermes funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■ Desire and availability to serve for a substantial period of time, taking into account the Board’s current mandatory retirement age of 75 years.
■ No conflicts which would interfere with qualifying as independent.
■ Appropriate interpersonal skills to work effectively with other Independent Trustees.
■ Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■ Diversity of background.
Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Complex; Director or Trustee of the
Funds in the Federated Hermes Complex; President, Chief Executive
Officer and Director, Federated Hermes, Inc.; Chairman and Trustee,
Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global
Investment Management Corp.; Chairman and Trustee, Federated Equity
Management Company of Pennsylvania; Trustee, Federated Shareholder
Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President
and Chief Executive Officer, Federated Investment Management Company,
Federated Global Investment Management Corp. and Passport
Research, Ltd.; Chairman, Passport Research, Ltd.
		$0	$0
14

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain funds in the
Federated Hermes Complex; Chief Financial Officer, Treasurer, Vice
President and Assistant Secretary, Federated Hermes, Inc.; Chairman and
Trustee, Federated Administrative Services; Chairman and Director,
Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling, and
Federated Investment Management Company; Director, MDTA LLC;
Director, Executive Vice President and Assistant Secretary, Federated
Securities Corp.; Director or Trustee and Chairman, Federated Services
Company and Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary,
Federated Investment Management Company, Federated Global
Investment Management Company and Passport Research, LTD; Treasurer,
Passport Research, LTD; Executive Vice President, Federated Securities
Corp.; and Treasurer, FII Holdings, Inc.
		$0	$0
*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
John G. Carson Birth Date: May 15, 1965 Trustee Indefinite Term Began serving: January 2024
Principal Occupations: Director or Trustee of certain Funds in the
Federated Hermes Complex; Chief Executive Officer, Chief Investment
Officer, Northstar Asset Management (Financial Services); formerly, Chief
Compliance Officer, Northstar Asset Management (Financial Services).
Other Directorships Held: None.
Qualifications: Mr. Carson has served in various business management roles throughout his career. Mr. Carson was a Vice President at the
Glenmede Trust Company and a Managing Director at Oppenheimer &
Company. Prior to that he spent more than a decade with the Bank of
America/Merrill Lynch as a Director of Institutional Sales. Earlier on,
Mr. Carson held similar positions for Wertheim Schroder/Schroders PLC and Drexel Burnham Lambert.
		$0	$0
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Complex; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead Director,
Member of the Audit and Nominating and Corporate Governance
Committees, Haverty Furniture Companies, Inc.; formerly, Director,
Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst &
Young LLP (public accounting firm). Mr. Hough serves on the President’s
Cabinet and Business School Board of Visitors for the University of
Alabama. Mr. Hough previously served on the Business School Board of
Visitors for Wake Forest University, and he previously served as an
Executive Committee member of the United States Golf Association.
		$238.42	$365,000
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Adjunct Professor of Law, Emerita, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School of
Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne
University (as well as Interim Dean). Judge Lally-Green previously served as
Director of the Office of Church Relations and later as Associate General
Secretary for the Diocese of Pittsburgh, a member of the Superior Court of
Pennsylvania and as a Professor of Law, Duquesne University School of Law.
Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the Judicial Ethics Advisory Board.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy
Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and
Director, CNX Resources Corporation (natural gas). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh;
Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar
Institute; Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.
		$215.56	$330,000
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Complex; Sole Proprietor, Navigator
Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief Executive Officer and President, Managing
Director and Chief Investment Officer, Fleet Investment Advisors; President
and Chief Executive Officer, Aeltus Investment Management, Inc.; General
Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment
Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending
Officer, Fleet Bank; Director and Consultant, EZE Castle Software
(investment order management software); Director, Midway Pacific
(lumber); and Director, The Golisano Children’s Museum of Naples, Florida.
		$215.56	$330,000
16

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; formerly, Senior Vice President for Legal Affairs, General Counsel
and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as
Senior Vice President for Legal Affairs, General Counsel and Secretary of
Board of Directors and Director of Risk Management and Associate General
Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy Hospital, and as a member of the Board of
Directors of Catholic Charities, Pittsburgh.
		$195.97	$300,000
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer,
University of Pittsburgh and Executive Vice President and Chief Legal
Officer, CONSOL Energy Inc. (split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and
Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as
Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey
previously served as Chief Legal Officer and Executive Vice President,
CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics
Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
		$215.56	$330,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: None. Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$195.97	$300,000
OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Complex; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services,
Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services
Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA,
LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution
Services, Inc.

17

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee
and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative
Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities
Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company;
and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes,
Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Complex; Vice President
and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to
joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive
Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated Hermes’ tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated Hermes’ Tax-Free Money Markets in 2010. She joined Federated
Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996.
Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

*
Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. In the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. The Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund’s most recently ended fiscal year and the portion of that fee paid by the Fund or Corporation/Trust.1
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EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Fund (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
John T. Collins[2]	$251.49	$385,000
Charles F. Mansfield, Jr.	$31.03	$60,000
1
The fees paid to a Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund’s net assets at that time.
2
John T. Collins retired from the Federated Hermes Funds Board of Directors/Trustees on December 31, 2023. Mr. Collins was appointed as Emeritus Director/Trustee on February 15, 2024 to become retroactively effective as of January 1, 2024. Until December 31, 2023, Mr. Collins was compensated as a Director/Trustee of the Fund. The compensation provided in the table above reflects compensation that Mr. Collins received from the Fund for his service to the Fund for the Fund’s last fiscal year and the total compensation that Mr. Collins received for his service to the Federated Hermes Funds Board for the calendar year ended December 31, 2023. Mr. Collins has not yet been paid compensation as Emeritus Director/Trustee.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated Hermes or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue G. Thomas Hough John S. Walsh
In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive
Committee shall deem to be in the best interests of the Trust. However, the
Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.
One
Audit	Maureen Lally-Green Thomas M. O’Neill P. Jerome Richey John S. Walsh
The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund’s internal control over financial reporting and the quality, integrity and independent audit of the Fund’s financial statements.
The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund’s independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund’s internal audit function.
Seven
Nominating	John G. Carson G. Thomas Hough Maureen Lally-Green Thomas M. O’Neill Madelyn A. Reilly P. Jerome Richey John S. Walsh
The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund’s Board when vacancies occur. The Committee will consider candidates recommended by shareholders,
Independent Trustees, officers or employees of any of the Fund’s agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund’s address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.
Three
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BOARD’S ROLE IN RISK OVERSIGHT
The Board’s role in overseeing the Fund’s general risks includes receiving performance reports for the Fund and risk management reports from Federated Hermes’ Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated Hermes, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund’s Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund’s financial reporting and valuation risks. The Audit Committee meets regularly with the Fund’s Principal Financial Officer and outside auditors, as well as with Federated Hermes’ Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Hermes Family Of Investment Companies As Of December 31, 2023
Interested Board Member Name	Dollar Range of Shares Owned in Federated Hermes New York Municipal Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Hermes Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John G. Carson	None	None
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Thomas M. O’Neill	None	Over $100,000
Madelyn A. Reilly	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated Hermes.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
In December 2017, Federated Investors, Inc., now Federated Hermes, became a signatory to the Principles for Responsible Investment (PRI). The PRI is an investor initiative in partnership with the United Nations Environment Programme Finance Initiative and the United Nations Global Compact. Commitments made as a signatory to the PRI are not legally binding, but are voluntary and aspirational. They include efforts, where consistent with our fiduciary responsibilities, to incorporate environmental, social and corporate governance (ESG) issues into investment analysis and investment decision making, to be active owners and incorporate ESG issues into our ownership policies and practices, to seek appropriate disclosure on ESG issues by the entities in which we invest, to promote acceptance and implementation of the PRI within the investment industry, to enhance our effectiveness in implementing the PRI, and to report on our activities and progress towards implementing the PRI. Being a signatory to the PRI does not obligate Federated Hermes to take, or not take, any particular action as it relates to investment decisions or other activities.
In July 2018, Federated Investors, Inc., now Federated Hermes, acquired a majority interest in Federated Hermes Limited (FHL) (formerly, Hermes Fund Managers Limited), a pioneer of integrated ESG investing. Federated Hermes now owns 100% of FHL. FHL’s experience with ESG issues contributes to Federated Hermes’ understanding of material risks and opportunities these issues may present.
EOS at Federated Hermes, which was established as Hermes Equity Ownership Services Limited (EOS) in 2004 as an affiliate of FHL and Hermes Investment Management Limited, is a 50+ member engagement and stewardship team that conducts long-term, objectives-driven dialogue with board and senior executive level representatives of approximately 1,000 unique issuers annually. It seeks to address the most material ESG risks and opportunities through constructive and continuous discussions with the goal of improving long-term results for investors. Engagers’ deep understanding across sectors, themes and regional markets,
20

along with language and cultural expertise, allows EOS to provide insights to companies on the merits of addressing ESG risks and the positive benefits of capturing opportunities. Federated Hermes investment management teams have access to the insights gained from understanding a company’s approach to these long-term strategic matters as an additional input to improve portfolio risk/return characteristics.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by Rule 17j-1 of the Investment Company Act of 1940 and Rule 204A-1 under the Investment Advisers Act (as applicable), the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund’s portfolio. The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
As an investment adviser with a fiduciary duty to the Fund and its shareholders, the Adviser’s general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted in a manner that is consistent with the investment objectives of the Fund. Generally, this will mean voting for proposals that the Adviser believes will improve the management of a company, increase the rights or preferences of the voted securities, or increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The Adviser generally votes consistently on the same matter when securities of an issuer are held by multiple client portfolios. However, the Adviser may vote differently if a client’s investment objectives differ from those of other clients or if a client explicitly instructs the Adviser to vote differently.
The following examples illustrate how the General Policy may apply to the most common management proposals and shareholder proposals. However, whether the Adviser supports or opposes a proposal will always depend on a thorough understanding of the Fund’s investment objectives and the specific circumstances described in the proxy statement and other available information.
On matters related to the board of directors, generally, the Adviser will vote to elect nominees to the board in uncontested elections except in certain circumstances, such as where the director: (1) had not attended at least 75% of the board meetings during the previous year; (2) serves as the company’s chief financial officer, unless the company is headquartered in the UK where this is market practice; (3) has become overboarded (more than five boards for retired executives and more than two boards for CEOs); (4) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (5) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (6) served on a board that did not implement a shareholder proposal that the Adviser supported and received more than 50% shareholder support the previous year. In addition, the Adviser will generally vote in favor of: (7) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; (8) shareholder proposals to declassify the board of directors; (9) shareholder proposals to require a majority voting standard in the election of directors; (10) shareholder proposals to separate the roles of chairman of the board and CEO; (11) a proposal to require a company’s audit committee to be comprised entirely of independent directors; and (12) shareholder proposals to eliminate supermajority voting requirements in company bylaws.
21

On other matters of corporate governance, generally, the Adviser will vote: (1) in favor of proposals to grant shareholders the right to call a special meeting if owners of at least 10% of the outstanding stock agree; (2) against proposals to allow shareholders to act by written consent; (3) on a case-by-case basis for proposals to adopt or amend shareholder rights plans (also known as “poison pills”); (4) in favor of shareholder proposals to eliminate supermajority requirements in company bylaws; and (5) in favor of shareholder proposals calling for “Proxy Access,” that is, a bylaw change allowing shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors.
Generally, the Adviser will vote every shareholder proposal of an environmental or social nature on a case-by-case basis. The quality of these shareholder proposals varies widely across markets. Similarly, company disclosures of their business practices related to environmental and social risks are not always adequate for investors to make risk assessments. Thus, the Adviser places great importance on company-specific analyses to determine how to vote. Above all, the Adviser will vote in a manner that would enhance the long-term value of the investment within the framework of the client’s investment objectives.
The Adviser’s general approach to analyzing these proposals calls for considering the literal meaning of the written proposal, the financial materiality of the proposal’s objective and the practices followed by industry peers. This analysis utilizes research reports from the Adviser’s proxy advisors, company filings, as well as reports published by the company and other outside organizations.
On matters of capital structure, generally, the Adviser will vote proxies for U.S. issuers on a case-by-case basis for proposals to authorize the issuance of new shares if not connected to an M&A transaction and the potential dilution is more than 10%, against proposals to create multiple-class voting structures where one class has superior voting rights to the other classes, in favor of proposals to authorize reverse stock splits unless the amount of authorized shares is not also reduced proportionately. Generally, the Adviser will vote proxies for non-U.S. issuers in favor of proposals to authorize issuance of shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders.
Votes on executive compensation come in many forms, including advisory votes on U.S. executive compensation plans (“Say On Pay”), advisory and binding votes on the design or implementation of non-U.S. executive remuneration plans and votes to approve new equity plans or amendments to existing plans. Generally, the Adviser will support compensation arrangements that are aligned with the client’s long-term investment objectives. With respect to Say On Pay proposals, the Adviser will generally vote in favor unless the compensation plan has failed to align executive compensation with corporate performance, or the design of the plan is likely to lead to misalignment in the future. The Adviser supports the principle of an annual shareholder vote on executive pay and will generally vote accordingly on proposals which set the frequency of the Say On Pay vote.
In some markets, especially Europe, shareholders are provided a vote on the remuneration policy, which sets out the structural elements of a company’s executive remuneration plan on a forward-looking basis. The Adviser will generally support these proposals unless the design of the remuneration policy fails to appropriately link executive compensation with corporate performance, total compensation appears excessive relative to the company’s industry peer group, with local market dynamics also taken into account; or there is insufficient disclosure to enable an informed judgment, particularly as it relates to the disclosure of the maximum amounts of compensation that may be awarded.
The Adviser will generally vote in favor of equity plan proposals unless they result in unreasonable dilution to existing shareholders, permit replacement of “underwater” options with new options on more favorable terms for the recipient, or omit the criteria for determining the granting or vesting of awards.
On matters relating to corporate transactions, the Adviser will generally vote in favor of mergers, acquisitions and sales of assets if the Adviser’s analysis of the proposed business strategy and the transaction price would have a positive impact on the total return for shareholders.
If a shareholders meeting is contested, that is, shareholders are presented with a set of director candidates nominated by company management and a set of director candidates nominated by a dissident shareholder, the Adviser will study the proposed business strategies of both groups and vote in a way that maximizes expected total return for the Fund.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
22

To the extent that the Adviser is permitted to loan securities, the Adviser does not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, provided that the Adviser considers that the benefits of voting on the securities are greater than the associated costs, including the opportunity cost of the lost revenue that would otherwise be generated by the loan. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The Adviser will take into account feedback from issuers on the voting recommendations of the Adviser’s proxy advisory firm if the feedback is provided at least five days before the voting cut-off date. In certain circumstances, primarily those where the Adviser’s voting policy is absolute and without exception, issuer feedback will not be part of the voting decision. For example, it is the Adviser’s policy to always support a shareholder proposal to separate the roles of chairman of the board and CEO. Thus, any comments from the issuer opposing this proposal would not be considered.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below); (b) if the Adviser is casting votes for the same proxy on behalf of a regular qualitative account and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy advisory firm is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee.
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. Besides voting the proxies, this work includes engaging with investee companies on corporate governance matters, managing the proxy advisory firm, soliciting voting recommendations from the Adviser’s investment professionals, bringing voting recommendations to the Proxy Committee for approval, filing with regulatory agencies any required proxy voting reports, providing proxy voting reports to clients and investment companies as they are requested from time to time and keeping the Proxy Committee informed of any issues related to corporate governance and proxy voting.
The Adviser has compiled a list of specific voting instructions based on the General Policy (the “Standard Voting Instructions”). The Standard Voting Instructions and any modifications to them are approved by the Proxy Committee. The Standard Voting Instructions sometimes call for an investment professional to review the ballot question and provide a voting recommendation to the Proxy Committee (a “case-by-case vote”). The foregoing notwithstanding, the Proxy Committee always has the authority to determine a final voting decision.
The Adviser has hired a proxy advisory firm to perform various proxy voting related administrative services such as ballot reconciliation, vote processing and recordkeeping functions. The Proxy Committee has supplied the proxy advisory firm with the Standard Voting Instructions. The Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is in accordance with the General Policy. The proxy advisory firm may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case handling for a proposal, the PVOT will work with the investment professionals and the proxy advisory firm to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee’s final voting decision to the proxy advisory firm. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.
A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
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The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. This requirement includes engagement meetings with investee companies and does not include communications with proxy solicitation firms. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders’ meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated Hermes mutual fund, generally the Adviser will proportionally vote the client’s proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund’s proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund’s proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company’s outstanding voting securities at the time of the vote (“Downstream Affiliate”), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company’s securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers’ Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy advisory firm board member also sits on the board of a public company for which the proxy advisory firm will write a research report. This and similar situations give rise to an actual or apparent conflict of interest.
In order to avoid concerns that the conflicting interests of the engaged proxy advisory firm have influenced proxy voting recommendations, the Adviser will take the following steps:
■ A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy advisory firm on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy advisory firm has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
■ Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy advisory firm recommendation and the proxy advisory firm has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy advisory firm for that issuer; (b) the Director of Proxy Voting, or his designee, will review both the engaged proxy advisory firm research report and the research report of the other proxy advisory firm and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
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Portfolio Holdings Information
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund’s WAM and WAL, Shadow NAV (market-based value of the Fund’s portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. These reports are also available on the SEC’s website at sec.gov.
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund’s portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund’s Board.
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Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated Hermes, provides administrative personnel and services, including certain legal, compliance and financial administrative services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
SS&C GIDS, Inc., the Fund’s registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund’s financial statements and financial highlights are free of material misstatement.
Fees Paid by the Fund for Services
For the Year Ended October 31	2023	2022	2021
Advisory Fee Earned	$611,671	$818,481	$1,121,854
Advisory Fee Waived	$528,633	$606,919	$1,084,807
Net Administrative Fee	$159,686	$214,429	$293,225
Net 12b-1 Fee:
Service Shares	$10,155	$23,185	$488,103
Cash II Shares	$12,947	$7,671	$20,458
Cash Series Shares	$108,555	$65,952	$191,271
Net Shareholder Services Fee:
Service Shares	$45,697	$94,481	$487,274
Cash II Shares	$16,183	$7,604	$20,440
Cash Series Shares	$58,891	$19,732	$79,648
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
Securities Lending Activities
The Fund does not participate in a securities lending program and did not engage in any securities lending activities during the Fund’s most recent fiscal year.
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Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2023, are incorporated herein by reference to the Annual Report to Shareholders of Federated Hermes New York Municipal Cash Trust dated October 31, 2023.
Investment Ratings
STANDARD & POOR’S (S&P) RATINGS
S&P MUNICIPAL SHORT-TERM Note RATINGS
An S&P note rating reflects the liquidity factors and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P DUAL RATINGS
S&P may assign dual ratings to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’). The definitions for the long-term and the short-term ratings are provided below.
S&P SHORT-TERM ISSUE CREDIT RATINGS
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely weaken an obligor’s capacity to meet its financial commitments on the obligation.
S&P LONG-TERM ISSUE CREDIT RATINGS*
* Ratings from ‘AA’ to ‘A’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA—An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
MOODY’S INVESTORS SERVICE, INC. (MOODY’S) RATINGS
Moody’s SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody’s short-term ratings are designated Moody’s Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
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The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to five years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.
MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
MOODY’S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of risk associated with scheduled principal and interest payments, and the second representing an evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The VMIG rating can be assigned a 1 or2 designation using the same definitions described above for the MIG rating.
VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
MOODY’S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability to repay short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability to repay short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
MOODY’S LONG-TERM DEBT RATINGS
Aaa—Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa—Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A—Obligations rated “A” are judged to be upper-medium-grade and are subject to low credit risk.
Baa—Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
FITCH RATINGS, INC. (FITCH)
FITCH SHORT-TERM DEBT RATINGS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
FITCH LONG-TERM DEBT RATINGS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
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AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
DBRS, INC. (DBRS®) RATINGS
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATINGS
The DBRS short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
DBRS LONG-TERM DEBT RATINGS
The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The absence of one of these designations indicates the rating is in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody’s may designate certain issues as NR, meaning that the issue or obligation is not rated.
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Addresses
Federated Hermes New York Municipal Cash Trust
Wealth Shares
Service Shares
Cash II Shares
Cash Series Shares
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02110
Transfer Agent and Dividend Disbursing Agent
SS&C GIDS, Inc.
P.O. Box 219318
Kansas City, MO 64121-9318
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
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Appendix A
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Hermes Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Kirkland & Ellis LLP
K&L Gates LLP
Financial PrinterS
Broadridge Investor Communication Solutions, Inc.
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Bloomberg L.P.
S&P Global
JPMorgan PricingDirect
Refinitiv US Holdings Inc.
RATINGS AGENCIES
Fitch, Inc.
Moody’s Investors Service, Inc.
Standard & Poor’s Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
ACA Technology Surveillance, Inc.
Bank of America
Bloomberg L.P.
Charles River Development
Citibank, N.A.
Eagle Investment Systems LLC
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Institutional Shareholder Services
Investortools, Inc.
MSCI ESG Research LLC
PricewaterhouseCoopers
Sustainalytics U.S. Inc.
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Appendix B - New York State Risk
STATE SPECIFIC INFORMATION
Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Fund’s policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.
The following describes economic conditions which may not continue and could change materially. There can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions.
NEW YORK
Information as of February 1, 2024
State Economy
The discussion that follows regarding the status of the U.S. and the State of New York (the “State” or “New York”) economies is primarily based on information published by the State Division of the Budget (“DOB”) no later than February 2024. All predictions and past performance information regarding the U.S. and State economies contained in this subsection were made on or before that date even though they may be stated in the present tense and may no longer be accurate. You are also encouraged to read, in conjunction with this description of the State economy, the “New York City Economy” subsection of this “State Specific Information–New York” section of this SAI, which presents some of the City Office of Management and Budget (“OMB”) projections regarding the economy.
The State is the fourth most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a small share of the nation’s farming and mining activity. The State’s location, air transport facilities, and natural harbors have made it an important hub for international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. Construction accounts for a smaller share of employment for the State than for the nation, while the combined service industries account for a larger share. The share of total wages originating in the financial activities sector is particularly large for the State relative to the nation. Thus, the State is likely to be less affected than the nation during an economic recession concentrated in manufacturing and construction but likely to be more affected by any economic downturn concentrated in the services sector.
U.S. real Gross Domestic Product (“GDP”) growth is expected to slow from an average pace of 2.4 percent in 2023 to 1.6 percent in 2024. These growth rates are a sign of an economy transitioning from a period of above long-term average growth to slightly below. The U.S. economy should be able to weather the forces inhibiting growth in the short term and avoid a contraction. Currently, DOB does not foresee a sustained downturn in the levels of employment, industrial production, retail and wholesale trade, or personal income. If an unforeseen shock to the U.S. or global economy was to spur an economic downturn in the first half of 2024, it would be relatively short-lived and mild compared to previous recessions experienced in 2001 and 2008-09.
Given robust economic growth and continued strong labor demand, high average wage growth drove more people into the labor force. This increase in labor force participation should be interpreted with caution because it could contribute to an increase in the unemployment rate in 2024 while more people look for jobs. At the same time, early signs suggest businesses are scaling back their open positions, but large-scale layoffs are not expected. DOB forecasts the unemployment rate to rise modestly, to 4.2 percent in 2024 from 3.7 percent in 2023.
New York State employment continued to grow in the first half of 2023, but at a slower pace than the national economy. State total employment is projected to grow by 0.9 percent in fiscal year 2024 and State wage growth is expected to be 2.8 percent. Fiscal year 2025 State employment and wage growth rates are forecast to be 0.3 percent and 3.8 percent, respectively. The unemployment rate is forecasted to rise slowly from 3.7 percent to 4.2 percent in 2024, with inflation remaining elevated for longer than originally projected. Inflation is estimated to be 4.3 percent in 2023 and 3.2 percent in 2024, still above the Federal Reserve’s (the “Fed”) target rate.
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As the national economy transitions to moderate growth, there are many risks that could directly impact the forecasts for New York personal income and wages in the current fiscal year. Greater than expected national and global economic slowdowns in the upcoming fiscal year could put more downward pressure on demand for New York professional and business services, and result in greater layoffs, lower personal income, and lower wage growth. Continued outmigration is also a major risk to the City of New York (hereinafter also referred to as “the City” or “New York City”) and the State. In addition, ongoing stress in the City of New York commercial real estate market may create stronger economic headwinds.
On the other hand, both the U.S. and New York State economies would benefit if inflation remained controlled without further Federal Reserve tightening. A tailwind to the national and State economies could also come from the still high level of excess savings in the economy remaining from the pandemic era income support policies. Infrastructure spending and ongoing fiscal policy stimulus also provide tailwinds. If an expected global and national economic slowdown turns out to be milder than anticipated, the State economy would benefit.
State Budget
Each year, the Governor is required to provide the State Legislature with a balanced executive budget which constitutes the proposed State financial plan for the ensuing fiscal year. The State’s fiscal year for 2023 ended on March 31, 2023 (the “2023 fiscal year”). The State’s fiscal year for 2024 runs from April 1, 2023 to March 31, 2024 (the “2024 fiscal year”). The Governor submitted the Governor’s Executive Budget Financial Plan for the 2024 Fiscal Year, as amended (the “2024 Budget”), to the State’s legislature in March 2023. The 2024 Budget was adopted on May 3, 2023. The State budget is required to be balanced on a cash basis, which is the DOB’s primary focus in preparing and implementing the State financial plan. State finance law also requires the State financial plan be presented for informational purposes on a generally accepted accounting principles (“GAAP”) basis. The GAAP-basis plans follow, to the extent practicable, the accounting principles applied by the Office of the State Comptroller (“OSC”) in preparation of the annual financial statements. In practice, this means the GAAP-basis financial plans reflect the accrual methodology and fund classification rules used by OSC.
The DOB issued the 2024 Budget Financial Plan in June 2023, which sets forth the State’s official financial projections for fiscal years 2024 through 2027. The DOB also issued the Annual Information Statement, dated June 9, 2023 (the “2024 AIS”) and the Mid-Year Update to the Financial Plan for fiscal year 2024 in October 2023 (the “2024 AIS Update”).
In the 2024 AIS Update, excluding the Pass-Through Entity Tax (“PTET”) reserve for the timing of PTET/Personal Income Tax credits and the reserve for extraordinary monetary settlements to fund existing commitments and projects, DOB projects the State will end fiscal year 2024 with a General Fund cash balance of $29.5 billion, an increase of nearly $2 billion from the fiscal year 2023 closing balance. The increase is mainly due to a planned increase for the reserves for labor settlements/agency operations and additional net resources expected to be available at year-end that are carried forward to reduce the budget gaps in subsequent years. The pandemic assistance reserves is expected to be exhausted in fiscal year 2024 to fund planned commitments delayed from prior years.
Fiscal Year 2024
In developing the 2024 Budget, DOB attempts to mitigate financial risks, with an emphasis on the General Fund. It does this by, among other things, exercising caution when calculating total General Fund disbursements and managing the accumulation of financial resources. Such resources include but are not limited to: fund balances that are not needed each year, reimbursement for capital advances, and prepayment of expenses subject to available resources, to maintain budget flexibility. DOB routinely executes cash management actions to manage the State’s large and complex budget. These actions are intended to improve the State’s cash flow, manage resources within and across State fiscal years, adhere to spending targets, and better position the State to address unanticipated costs, including economic downturns, revenue deterioration, and unplanned expenditures. There is no guarantee that such financial resources or cash management actions will be sufficient to address risks that may materialize in a given fiscal year.
In addition, there can be no guarantee that the State’s financial position will not change materially and adversely from current projections. If this were to happen, the State would be required to take additional gap-closing actions, such as decreases in State agency operations; delays or decreases in payments to local governments or other recipients of State aid; delays in or suspension of capital maintenance and construction; extraordinary financing of operating expenses; and use of non-recurring resources. In some cases, the ability of the State to implement these actions requires the approval of the Legislature and cannot be implemented solely by the Governor. See also the discussion below in the “Special Considerations” subsection of this “State Specific Information—New York” section of this SAI.
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Special Considerations
The 2024 Budget is subject to economic, social, financial, political, public health, and environmental risks and uncertainties, many of which are outside the ability of the State to predict or control. DOB asserts that the projections of receipts and disbursements in the 2024 Budget are based on reasonable assumptions at the time they were prepared, and provides no assurance that results will not differ materially and adversely from these projections.
Uncertainties and risks that may affect the economic and receipts forecasts include, but are not limited to: national and international events; inflation; consumer confidence; commodity prices; supply chain disruptions; major terrorist events; hostilities or war; climate change and extreme weather events; severe epidemic or pandemic events; cybersecurity events; Federal laws and regulations; financial sector compensation; capital gains; and monetary policy affecting interest rates and the financial markets.
The forecast of non-tax receipts and other available resources assumes various transactions will occur as planned, including, but not limited to: receipt of Federal aid as projected; certain payments from public authorities; revenue sharing payments under the Tribal-State Compacts and transfer of available fund balances to the General Fund.
Projections and timing of disbursements is subject to many of the same risks listed above for receipts, as well as assumptions which may have additional risks including, but not limited to: the level of wage and benefit increases for State employees; changes in the size of the State’s workforce; factors affecting the State’s required pension fund contributions; the availability of Federal reimbursement, including Federal COVID-19 emergency assistance; the receipt of Federal approvals necessary to implement the Medicaid savings actions; unanticipated growth in public assistance programs; the ability of the State to implement cost reduction initiatives, including reductions in State agency operations, when established, and the success with which the State controls expenditures; and the ability of the State and its public authorities to issue securities successfully in public credit markets.
The amount and composition of Federal funds received by the State have changed over time because of legislative and regulatory actions at the Federal level and will likely continue to change. The 2024 Budget may also be adversely affected by other Federal government actions including audits, disallowances, changes to Federal participation rates or other Medicaid rules, and discretionary spending reductions. Any significant reductions in Federal aid could have a materially adverse impact on the 2024 Budget. Health care and human services are the notable areas for potential changes in Federal funding.
Previously, the State had enacted legislation that suspended certain provisions of the Debt Reform Act of 2000 (“Debt Reform Act”) for 2021 fiscal year and 2022 fiscal year bond issuances as part of the State response to the COVID-19 pandemic. Accordingly, any State-supported debt issued in the 2021 fiscal year and 2022 fiscal year is not limited to capital purposes and is not counted towards the statutory caps on debt outstanding and debt service. Following this temporary two year suspension as a result of the COVID-19 pandemic, the provisions of the Debt Reform Act were reinstated for State-supported debt issued in fiscal year 2023 and beyond. One limited exception to the Debt Reform Act remains for issuances undertaken by the State for Metropolitan Transportation Authority (“MTA”) capital projects which may be issued with maximum maturities longer than 30 years. This change allows bonds to be issued over the full useful life of the assets being financed, subject to Federal tax law limitations, and is consistent with the rules that would have been in effect if the projects had been directly financed by the MTA. Current projections anticipate that State-supported debt outstanding and State-supported debt service will continue to remain below the limits imposed by the Debt Reform Act, in part reflecting the statutory suspension of the debt caps during the 2021 fiscal year and 2022fiscal year.
Based on the most recent personal income and debt outstanding forecasts in the 2024 AIS Update, the available debt capacity under the debt outstanding cap is expected to decline from $22.7 billion in fiscal year 2023 to a low point of $4.0 billion in fiscal year 2028. This calculation includes the estimated impact of funding capital commitments with State bonds. The debt service on State-supported debt subject to the statutory cap is projected at $2.5 billion in fiscal year 2024, or roughly $8.7 billion below the statutory debt service limit.
Changes in the State’s available debt capacity reflect personal income forecast adjustments, debt amortizations, and bond sale results. The decline in personal income estimates for the 2024 AIS Update decreases outyear debt capacity. The reduction in debt capacity is offset by bond sale adjustments, which represent revisions to bond issuances that take into consideration future capital underspending and expected bond sale results. Bond sale adjustments also reflect actual issuances in fiscal year 2024 and reductions in debt as a result of legal defeasances and bond tenders to date. Debt capacity also reflects the suspension of the Debt Reform Act for fiscal year 2021 and fiscal year 2022 issuances in response to the COVID-19 pandemic. The State may adjust capital spending priorities and debt financing practices from time to time to preserve available debt capacity and stay within the statutory limits, as events warrant. Periodically, Congress needs to act to increase or suspend the debt limit to avoid delaying payments and/or defaulting on debt obligations. A Federal government default on payments, particularly for a prolonged period,
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could have a materially adverse effect on national and state economies, financial markets, and intergovernmental aid payments. Specific effects on the 2024 Budget resulting from a future Federal government default are unknown and impossible to predict. However, data from past economic downturns suggests that the State’s revenue loss could be substantial if there was an economic downturn due to a Federal default.
A payment default by the Federal government may also adversely affect the municipal bond market. Municipal issuers, including the State and its public authorities and localities, could face higher borrowing costs and impaired access to capital markets. This would jeopardize planned capital investments and projects. Additionally, the market for and market value of outstanding municipal obligations, including municipal obligations of the State and its public authorities, could be adversely affected.
The State’s localities rely in part on State aid to balance their budgets and meet their cash requirements. As such, unanticipated financial need among localities can adversely affect the State’s 2024 Budget projections. Localities outside the City of New York, including cities and counties, have also experienced financial problems, and have been allocated additional State assistance during the last several State fiscal years. The Financial Restructuring Board for Local Governments aids distressed local governments by performing comprehensive reviews and providing grants and loans on the condition of implementing recommended efficiency initiatives.
Successful implementation of the 2024 Budget is dependent on the State’s ability to market bonds. The State finances much of its capital spending, in the first instance, from the General Fund or Short Term Investment Pool (“STIP”), which it then reimburses with proceeds from the sale of bonds. An inability of the State to sell bonds or notes at the level or on the timetable it expects could have a material and adverse impact on the State’s financial position and the implementation of its capital plan. The success of projected public sales of municipal bonds is subject to prevailing market conditions and related ratings issued by national credit rating agencies, among other factors. Future developments in the financial markets, including possible changes in Federal tax law relating to the taxation of interest on municipal bonds, may affect the market for outstanding State-supported and State-related debt.
Recent State Fiscal Years
As reflected in the 2024 AIS, the State ended fiscal year 2023 in balance on a cash basis in the General Fund, based on preliminary unaudited results. General fund receipts, including transfers from other funds, totaled $103.2 billion. General Fund disbursements, including transfers from other funds, totaled $92.8 billion. The State ended fiscal year 2023 with a General Fund balance of $43.5 billion, an increase of $10.4 billion from fiscal year 2022 results. The higher balance reflects the deposit of $10.6 billion to the State’s principal reserves, partially offset by use of prior year resources as planned to fund certain commitments and operations in fiscal year 2023.
Debt Levels, Ratings and Outstanding Debt
The State’s debt levels are typically measured by DOB using two categories: State-supported debt and State-related debt. State-supported debt represents obligations of the State that are paid from traditional State resources (i.e., tax revenue) and have a budgetary impact. It includes general obligation (“GO”) debt, to which the full faith and credit of the State has been pledged, and lease purchase and contractual obligations of Authorities and municipalities, where the State’s legal obligation to make payments to those Authorities and municipalities is subject to and paid from annual appropriations made by the legislature. These include the State PIT Revenue Bond program and the State Sales Tax Revenue Bond program. The State’s debt reform caps on debt outstanding and debt service apply to State-supported debt.
State-related debt is a broader measure of State debt which includes all debt that is reported in the State’s GAAP-basis financial statements, except for unamortized premiums and accumulated accretion on capital appreciation bonds. These financial statements are audited by external independent auditors and published by OSC on an annual basis. The debt reported in the GAAP-basis financial statements includes GO debt, other State-supported debt as defined in the State Finance Law, certain debt of the Municipal Bond Bank Agency issued to finance prior year school aid claims and capital leases and mortgage loan commitments. In addition, State-related debt reported by DOB includes State-guaranteed debt, moral obligation financings and certain contingent-contractual obligation financings, where debt service is paid from non-State sources in the first instance, but State appropriations are available to make payments if necessary. These numbers are not reported as debt in the State’s GAAP-basis financial statements.
State Operating Funds debt service is projected to be $2.6 billion in fiscal year 2024, of which $227 million is paid from the General Fund and $2.4 billion is paid from other State funds supported by dedicated tax receipts. The fiscal year 2023 Budget authorizes short-term financing for liquidity purposes during the fiscal year.
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In fiscal year 2024, debt issuances totaling $7.2 billion are planned to finance new capital spending, an increase of $3.7 billion (108 percent) from fiscal year 2023. The increase is largely attributable to the decision to delay two bond sales in fiscal year 2023 totaling over $4 billion due to market volatility, which significantly lowered debt issuances in fiscal year 2023. The bond issuances are expected to finance capital commitments for economic development and housing ($1.5 billion), education ($1.4 billion), the environment ($837 million), health and mental hygiene ($1.1 billion), State facilities and equipment ($429 million), and transportation ($2.0 billion).
Over the next five years, new debt issuances are projected to total $40.2 billion. New issuances are expected for economic development and housing ($9.2 billion), education facilities ($6.7 billion), the environment ($3.8 billion), mental hygiene and health care facilities ($5.1 billion), State facilities and equipment ($2.3 billion), and transportation infrastructure ($13.1 billion).
The major rating agencies—Fitch, Kroll, Moody’s, and S&P—have assigned the State general credit ratings of AA+, AA+, Aa1, and AA+, respectively. The State’s rating has a stable outlook from all four rating agencies. These ratings reflect the State’s economic recovery from the COVID-19 pandemic and commitment to strong reserve levels. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the State GO bonds.
State Retirement Systems
State employees become eligible for post-employment benefits (e.g., health insurance) if they reach retirement while working for the State, are enrolled in either the New York State Health Insurance Program (“NYSHIP”) or the NYSHIP opt-out program at the time they reach retirement, and have the required years of eligible service.
The State and Local Retirement Systems (“Systems”) provide pension benefits to public employees of the State and its localities (except employees of the City and public school teachers and administrators, who are covered by separate public retirement systems). The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired.
The total State payment (including Judiciary) due to the Systems for fiscal year 2023 was approximately $1.947 billion. The State opted not to amortize under the Contribution Stabilization Program (“Program”) (eligible to amortize in the New York State and Local Police and Fire Retirement System only) and paid the March 1, 2023 invoice in full. Chapter 55 of the Laws of 2023 amended the Program to provide employers more flexible use of reserve funds while preserving the intent of the Program to smooth out pension contributions when rates increase. The Program also limits the size of the reserve fund assets that employers are required to maintain and allows Systems participating employers to withdraw from the Program, subject to approval by the Comptroller, provided all prior year amortizations are paid in full, including interest.
The estimated total State payment (including Judiciary) for fiscal year 2024 is approximately $1.919 billion. Several prepayments (including interest credit) have reduced the estimated total to approximately $11.3 million. The estimated total State payment (including Judiciary) for fiscal year 2025 is approximately $2.267 billion.
Litigation
The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. The State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not possible to predict their outcome or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.
Authorities: General
Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and they may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. Certain Authorities issue bonds under two of the three primary State credits - PIT Revenue Bonds and Sales Tax Revenue Bonds. The State’s access to the public credit markets through bond issuances constituting State-supported or State-related debt issuances by certain of its Authorities could be impaired and the market price of the outstanding debt issued on its behalf may be materially and adversely affected if any of these Authorities were to default on their respective State-supported or State-related debt issuances.
The State has numerous Authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. These entities generally pay their own operating expenses and debt service costs on their notes, bonds or other legislatively authorized financing structures from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels; charges for public power, electric and gas utility
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services; tuition and fees; rentals charged for housing units; and charges for occupancy at medical care facilities. Since the State has no actual or contingent liability for the payment of this type of public authority indebtedness, it is not classified as either State-supported debt or State-related debt. Some Authorities, however, receive monies from State appropriations to pay for the operating costs of certain programs.
There are statutory arrangements that, under certain circumstances, authorize State local assistance payments that have been appropriated in a given year and are otherwise payable to localities to be made instead to the issuing Authorities in order to secure the payment of debt service on their revenue bonds and notes. However, in honoring such statutory arrangements for the redirection of local assistance payments, the State has no constitutional or statutory obligation to provide assistance to localities beyond amounts that have been appropriated therefor in any given year.
As of December 31, 2022 (with respect to the New York Job Development Authority, as of March 31, 2023), there were 16 Authorities with outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, was approximately $219 billion, only a portion of which constitutes State-supported or State-related debt.
Metropolitan Transportation Authority
The State is directly contributing $9.1 billion to the MTA’s 2015-19 capital plan and $3.1 billion to the MTA’s 2020-24 capital plan. These State commitment levels represent substantial increases from the funding levels for prior MTA capital plans (2010-2014: $770 million; 2005-2009: $1.45 billion). In addition, a substantial amount of new funding to the MTA was authorized in the 2020 fiscal year enacted budget as part of a comprehensive reform plan expected to generate an estimated $25 billion in financing for the MTA’s 2020-2024 capital plan.
The pandemic caused severe declines in MTA ridership and traffic in 2020, and ridership remains significantly below pre-pandemic levels. To offset operating losses to MTA’s financial plan from the estimated fare, toll, and dedicated revenue loss attributable to COVID-19, the MTA received significant Federal operating aid from the Coronavirus Aid, Relief, and Economic Security Act (“CARES”) Act ($4 billion) and the Coronavirus Response and Relief Supplemental Appropriations (“CRRSA”) Act ($4.1 billion), and the American Rescue Plan (“ARP”) Act of 2021 (estimated $7 billion). The MTA also borrowed $2.9 billion through the Federal Reserve’s Municipal Liquidity Facility (“MLF”).
In the 2024 fiscal year, the State plans to provide $9.4 billion in operating aid to mass transit systems, including $4.1 billion from the direct remittance of various dedicated taxes and fees to the MTA that do not flow through the State’s 2024 Budget. The MTA, the nation’s largest transit and commuter rail system, is scheduled to receive $8.5 billion (approximately 91 percent) of the State’s mass transit aid. In the 2024 Budget, the State took substantial action to provide the MTA with additional operating revenues dedicated to help solve the MTA’s fiscal crisis due to the effects of the pandemic. This includes an increase in the metropolitan commuter transportation mobility tax in the City of New York, a one-time State subsidy of $300 million, an increase in the City of New York’s contribution to the MTA for the costs of paratransit services, and directing a portion of future casino revenues to the MTA.
Risks to the MTA’s current financial projections include, but are not limited to, the level and pace at which ridership will return, the economic conditions of the MTA region, the ability to implement cost controls and savings actions, and the ability to implement biennial fare and toll increases. If additional resources are provided by the State in future years, either through additional subsidies or new revenues, it could have a material and adverse impact on the 2024 Budget.
New York City Economy
The fiscal demands on the State may be affected by the fiscal condition of the City of New York. The City relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets. While the fiscal condition of the City and other local governments in the State is reliant, in part, on State aid to balance their annual budgets and meet their cash requirements, the State is not legally responsible for their financial condition and viability. Indeed, the provision of State aid to localities, while one of the largest disbursement categories in the State budget, is not constitutionally obligated to be maintained at current levels or to be continued in future fiscal years and the State Legislature may amend or repeal statutes relating to the formulas for and the apportionment of State aid to localities.
The discussion that follows regarding the status of the City economy is based primarily on information published by the OMB and the New York City Comptroller no later than January 2024, and includes discussion of the 2024 Financial Plan for Fiscal Years 2024-2028 (the “Financial Plan”). All predictions and past performance information regarding the City economy contained in this subsection were made by OMB on or prior to that date, even though they may be stated in the present tense, and may no longer be accurate. All the risks to the national and State economies apply to the City economy.
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In January 2024, OMB released the Financial Plan. In April 2023, OMB released the Executive Budget for fiscal year 2024 and, in June 2023, the City Council adopted the fiscal year 2024 budget. The City’s fiscal year end is at the end of June; the 2024 fiscal year will run from July 1, 2023 to June 30, 2024. The preliminary 2024 fiscal year budget totaled approximately $107 billion.
The City economy remained resilient although the pace of growth continued to slow. Job growth decelerated compared to 2022, as some industries contracted due to tight financial conditions. Elevated interest rates also slowed residential market activity, although prices remained supported due to low supply. In the commercial office sector, the continued popularity of remote work led to subdued leasing activity and elevated vacancy rates, especially in older and lower-quality buildings. The tourism sector, boosted by visitation approaching pre-pandemic levels, continued to steadily recover. Local economic conditions are expected to improve in 2024, as the Fed eases monetary conditions.
The City labor market has largely recovered from the COVID-19 pandemic. Total private employment in the City has surpassed its pre-pandemic peak. The City’s unemployment rate was 5.3 percent in November, more than 16 percentage points below its pandemic high of 21.4 percent. The labor force participation rate has also recovered from pandemic lows, registering 62.7 percent in July and August 2023 – a record high in data going back to 1976. While the City’s labor force has grown as the public health situation improved (3.7 million in April 2020 vs. 4.1 million in November 2023), it is still approximately 128,000 below pre-pandemic levels. In fact, the growth of the labor force participation rate to record levels was spurred by the declining estimated civilian noninstitutional population, which has decreased by 480,000 since April 2020. The population estimate is extrapolated using the Census Bureau’s Annual Population Estimates. These estimates are subject to uncertainty and are often revised as more data is collected, thus the decline in the working age population may be overstated and the true labor force participation rate lower than estimated.
In 2021 and 2022, City added jobs rapidly as the economy recovered from the pandemic. In 2023, employment growth was closer to its pre-pandemic trend. Total employment is forecast to grow 1.7 percent in full year 2023 , and then increase 1.9 percent in 2024. In 2023, the healthcare sector had an outsized effect on employment growth. Through November, the private sector added 53,000 jobs, while the healthcare sector added 67,000 jobs over the same period. Therefore, year-to-date, private employment-less-healthcare is down 14,000 positions. In fact, private employment-less-healthcare is still 3.3 percent below pre-pandemic levels (down 109,000 positions). Across industries, performance has varied. Some sectors experienced a downturn this year amidst tight financial conditions, while others were boosted by strong local demand. Of the nine major private sectors, only three (manufacturing, trade, transportation & utilities, and other services) are not expected to return to their pre-pandemic employment levels by the end of the forecast horizon.
In the second quarter of 2023, aggregate wage earnings increased by 5.3 percent on a year-over-year basis. Of the nine private sectors, each saw a year-over-year increase in wage earnings in the second quarter, with the leisure & hospitality sector (up 13.1 percent year-over-year) and the education & health sector (up 9.6 percent year-over-year) growing the most. The annual total of private wage earnings is projected to grow by 3.6 percent in 2023, and then expand between three and six percent annually in the out-years.
In 2024, the total tax revenue is forecast at $73 billion, increasing $1.3 billion over the November 2023 Plan as the economy performed better than expected in 2023 compared to the economic forecast in the April 2023 Plan. Property taxes are expected to grow 3.8 percent, a modest rise compared to the strong annual gains made in the years leading up to the pandemic. Non-property taxes are forecast to decline 2.5 percent. Personal income taxes drop 6.9 percent as non-wage income declines and wage income growth slows. Transaction taxes decline 27.9 percent as residential transaction volume stays low with the increase in interest rates and commercial activity declines. Business and consumption taxes are a bright spot. Corporate taxes grow 4.7 percent off strength in both the finance and non-finance sectors. The unincorporated business tax is expected to rise 2.3 percent, essentially plateauing off record levels first set in 2022. Sales tax lifts 4.0 percent as the economy continues to expand, albeit at a slower rate than in recent years. Hotel tax climbs 8.1 percent on increases in room rates, as well as increases in room nights sold.
In the January 2024 Financial Plan, total tax revenue is forecast to grow 2.6 percent in 2025 to $75 billion, increasing $1.6 billion over the November 2023 Plan. Property tax revenues are expected to grow 1.6 percent as preliminary estimates of the 2025 property tax roll are stronger than anticipated in November 2023 Plan. Non-property tax revenues are expected to climb 3.5 percent as overall economic growth continues in the City at a slower pace with higher interest rates impacting real estate activity. Personal income taxes rise 6.4 percent after a drop in 2024. Hotel tax continues to recover with growth of 4.3 percent due to higher levels of tourism activity. Sales tax grows 4.9 percent on strength in wages and tourism. Corporate taxes decline 7.3 percent as the pricing power of corporations wanes and Wall Street profits begin to return to long run averages.
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Asylum Seekers
Since Spring 2022, City has experienced a large increase in asylum seeker migrants, with over 164,500 individuals seeking help from the City. Many asylum seekers are characterized by significant economic and health challenges and require deep support from the City to provide food, shelter, and clothing, as well as access to legal and educational resources. As of January 2024, over 68,400 asylum seekers remain in the City care nightly and the census continues to increase over time.
The asylum seeker emergency has had a significant fiscal impact on the city, with costs rising over time as the population has increased. Quarterly asylum seeker costs have increased from $63.2 million in the first quarter of fiscal year 2023 to over $1.0 billion in the second quarter of fiscal year 2024.
New York City Financing Program
The City financing program projects $65.7 billion of long-term borrowing for the period from 2024 through 2028 to support the current City capital program. The portion of the capital program not financed by the New York City Municipal Water Finance Authority (“NYW”) will be split between GO bonds of the City and Future Tax Secured (“FTS”) bonds of the New York City Transitional Finance Authority (“TFA”). The City and TFA expect to issue $27.3 billion and $28.4 billion in bonds, respectively, during fiscal years 2024 through 2028. The City issuance supports 42 percent of the total, and TFA FTS issuance supports another 43 percent of the total. NYW expects to issue approximately $9.9 billion in bonds.
Since July 1, 2023, the City has issued $1.9 billion in GO bonds for capital purposes. Included in this total was the issuance by the City of its second series of Social Bonds, issued in October 2023, structured as $700 million taxable General Obligation Bonds. The proceeds of the Social Bonds sale financed affordable housing programs administered by the City’s Department of Housing Preservation and Development. Additionally, the City took steps to manage outstanding floating rate debt by reoffering approximately $67 million of floating rate bonds in a fixed rate mode. The City plans to issue GO bonds for capital purposes of approximately $4.4 billion, $5.3 billion, $5.6 billion, $6.1 billion, and $6.0 billion in 2024 through2028, respectively. Currently the debt service for the City, TFA FTS, and City appropriation debt, or conduit debt, excluding the effect of pre-payments, is 6.7 percent of the City’s total budgeted revenues in 2024. That ratio is projected to rise to 9.0 percent in 2028. As a percentage of tax revenues, the debt service ratio is 10.5 percent in 2024 and is projected to increase to 12.6 percent in 2028.
As of February 2023, the primary issuers financing the City capital program have maintained credit ratings of the AA category or better by Moody’s, S&P, and Fitch, and in the case of the City, Kroll. These entities have maintained reliable market access, including during the economic uncertainty caused by the onset of COVID-19, to finance capital spending and undertake refinancing transactions. All of the outlooks are stable.
Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the City’s GO bonds.
Other Localities
Certain localities other than the City have experienced financial problems and have requested and received additional State assistance during the last several fiscal years. While a relatively infrequent practice, deficit financing by local governments has become more common in recent years. State legislation enacted post-2004 includes 30 special acts authorizing bond issuances to finance local government operating deficits. Included in this figure are special acts that extended the period of time related to prior authorizations and modifications to issuance amounts previously authorized. When a local government is authorized to issue bonds to finance operating deficits, the local government is subject to certain additional fiscal oversight during the time the bonds are outstanding as required by the State’s Local Finance Law, including an annual budget review by the Office of the New York State Comptroller. In addition to deficit financing authorizations, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within particular localities. The impact on the State of any possible requests in the future for additional oversight or financial assistance cannot be determined and therefore is not included in the 2024Budget projections.
Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control, but which can adversely affect their financial condition. For example, the State or Federal government may reduce (or, in some cases, eliminate) funding of local programs, thus requiring local governments to pay these expenditures using their own resources. Similarly, past cash flow problems for the State have resulted in delays in State aid payments to localities. In some cases, these delays have necessitated short-term borrowing at the local level.
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Other factors that have had, or could have, an impact on the fiscal condition of local governments and school districts include: the loss of temporary Federal stimulus funding; recent State aid trends; constitutional and statutory limitations on the imposition by local governments and school districts of property, sales and other taxes; the economic ramifications of a pandemic; and for some communities, the significant upfront costs for rebuilding and clean-up in the wake of a natural disaster. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, declines in the real property tax base, increasing pension, health care and other fixed costs, or the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate requests for State assistance.
Ultimately, localities as well as local public authorities may suffer serious financial difficulties that could jeopardize local access to public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State.
Additional Information
The information herein has not been independently verified and constitutes only a brief summary of some of the general factors that may impact certain issuers of municipal bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of municipal bonds held by the Fund are subject. Information regarding the State’s financial condition is included in various public documents issued by the State, such as the official statements prepared in connection with the issuance of General Obligation bonds of New York.

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Prospectus
February 29, 2024

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A Portfolio of Federated Hermes Money Market Obligations Trust
A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal by investing in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Fund Summary Information
Federated Hermes New York Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Wealth Shares (WS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
WS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
WS
Management Fee	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.29%[1]
Total Annual Fund Operating Expenses	0.59%
Fee Waivers and/or Expense Reimbursements[2]	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.32%
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 The Fund may incur and pay shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the WS class of the Fund. The WS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
2
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.32% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a)March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$60
3 Years	$189
5 Years	$329
10 Years	$738
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RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund’s investment adviser (the “Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may leave a portion of the Fund’s assets uninvested or may invest the Fund’s assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Fund’s Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. These policies may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
Effective on May 6, 2024, the following investment strategies apply:
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest in securities subject to state and/or federal income tax. The Adviser invests in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
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Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. These policies may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s daily dividends include:
■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■ Liquidity Fees Risk. The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such liquidity fee is in the Fund’s best interests. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
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■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■ Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
■ New York Risk. Because the Fund will invest a significant portion of its assets in securities of New York issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund’s performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. The economies of New York State and New York City are diversified across the finance, insurance, real estate, entertainment and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.The Fund may impose a fee upon sale of your shares.An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
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Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s WS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s WS class highest quarterly return was 0.85% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended September 30, 2021).
Average Annual Total Return Table
The following table represents the Fund’s WS class Average Annual Total Returns for the calendar period ended December 31, 2023.
Share Class	1 Year	5 Years	10 Years
WS:	3.14%	1.16%	0.78%
The Fund’s WS class 7-Day Net Yield as of December 31, 2023, was 3.83%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund’s WS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for New York taxes, to the extent derived from New York tax-exempt investments and eligible for tax-exempt treatment under New York law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of
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capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts. Until May 5, 2024, the Fund normally invests its assets so that distributions are exempt from AMT, but in certain circumstances income from the Fund may be subject to AMT. Effective May 6, 2024, interest from the Fund’s investments and the Fund’s distributions to shareholders may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
What are the Fund’s Investment Strategies?
Until May 5, 2024, the following investment strategies apply:
The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund’s investment adviser (the “Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities, or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest the Fund’s assets in securities, the interest from which, may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), or another event or circumstance. The Fund’s Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser’s assessment of the issuer’s credit quality, including the issuer’s or guarantor’s capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (WAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve’s monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in the Fund’s Statement of Additional Information (SAI). The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a WAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating WAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. These policies may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
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Effective on May 6, 2024, the following investment strategies apply:
The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser’s assessment of the issuer’s credit quality, including the issuer’s or guarantor’s capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (WAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve’s monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in the Fund’s Statement of Additional Information (SAI). The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a WAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating WAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities. These policies may not be changed without shareholder approval.
The Fund will count securities subject to the AMT toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act.
TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund’s investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.
What are the Fund’s Principal Investments?
The following provides general information on the Fund’s principal investments. The Fund’s Statement of Additional Information (SAI) provides information about the Fund’s non-principal investments and may provide additional information about the Fund’s principal investments.
TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of
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the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest.
Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company’s loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. Effective May 6, 2024, the Fund invests in bonds the interest on which is subject to AMT on a regular basis.
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Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies, managing its uninvested cash and/or other investment reasons consistent with the Fund’s investment objective and investment strategies. These investments may include shares of an affiliated fund, including a money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. These investments also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquired fund. For example, a conflict of interest can arise due to the possibility that the Adviser to the Fund could make a decision to redeem the Fund’s investment in the acquired fund. In the case of an investment in an affiliated fund, a conflict of interest can arise if, because of the Fund’s investment in the acquired fund, the acquired fund is able to garner more assets, thereby growing the acquired fund and increasing the management fees received by the investment adviser to the acquired fund, which would either be the Adviser or an affiliate of the Adviser. However, the Adviser believes that the benefits and efficiencies of making investments in other investment companies should outweigh the potential additional fees and/or expenses and resulting conflicts of interest. The Fund may invest in money market securities directly.
OTHER INVESTMENTS, TRANSACTIONS, TECHNIQUES
Additional Information Regarding the Security Selection Process
As part of analysis in its security selection process, among other factors, the Adviser also evaluates whether environmental, social and governance factors could have a positive or negative impact on the risk profiles of many issuers or guarantors in the universe of securities in which the Fund may invest. The Adviser may also consider information derived from active engagements conducted by its in-house stewardship team with certain issuers or guarantors on environmental, social and governance topics. This qualitative analysis does not automatically result in including or excluding specific securities but may be used by Federated Hermes as an additional input in its primary analysis.
Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund’s board or its delegate to present minimal credit risk based on an assessment of the issuer’s credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund’s Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
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What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund’s principal investments. These are the primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund or reduce the Fund’s daily dividends. Any additional risks associated with the Fund’s non-principal investments are described in the Fund’s SAI. The Fund’s SAI also may provide additional information about the risks associated with the Fund’s principal investments.
TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer’s authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer’s budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody’s Investor Services, Inc. and Standard & Poor’s that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO’s assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund’s portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund’s performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to
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cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale across the market. This may increase redemptions from funds that hold impacted securities. Such a market event could result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
Liquidity Fees Risk
The Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed.
Interest Rate Risk
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities. Negative or very low interest rates magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, have unpredictable effects on markets and expose debt and related markets to heightened volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates and/or volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also is likely to be low or otherwise adversely affected or the Fund may be unable to maintain a positive return, or yield, or minimize the volatility of the Fund’s NAV per share or maintain a stable NAV.
Certain of the Fund’s investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund’s investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal or state/local income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable (including, for example, under the AMT).
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
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LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund’s ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.
A single enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
RISK ASSOCIATED WITH USE OF AMORTIZED COST
In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low or negative interest rate environment may prevent the Fund from providing a positive return, or yield, or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. The Fund’s yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
New York Risk
Since the Fund invests primarily in issuers from New York, the Fund may be subject to additional risks compared to a money market fund that invests in multiple states. New York’s budget is periodically late and may require special spending measures. This process can cause delays in state-aid funding to localities.
The economies of New York State and New York City are diversified across the finance, insurance, real estate, entertainment and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.
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Since the Fund invests primarily in issuers from New York, its performance also may be negatively affected by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy.
technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based (or shadow) NAV per Share on a daily basis for purposes of confirming that its NAV continues to approximate fair value. For purposes of calculating the shadow NAV and monitoring its comparison to the amortized cost-based NAV, pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee” is responsible for determining the fair value of investments in the shadow NAV for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair value determinations. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.
You can purchase, redeem or exchange Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund’s Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day’s dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on FederatedHermes.com/us. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated Hermes will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem and Exchange Shares”), it is processed at the next determined NAV. NAV is generally determined at 12:00 p.m., 1:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday), the last NAV will be determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
Because the Fund operates as a money market fund and seeks to maintain a stable $1.00 price per share, a low or negative interest rate environment could impact the Fund’s ability to maintain a stable $1.00 share price. If the Fund has a negative gross yield as a result of negative interest rates (a “negative interest rate event”), the Fund may reduce the number of shares outstanding on a pro rata basis through a reverse distribution mechanism (RDM) to seek to maintain a stable $1.00 price per share, to the extent permissible by applicable law and the Fund’s organizational documents and subject to a determination by the Board that implementing an RDM is in the best interests of the Fund and its shareholders. Alternatively, if the Fund has a negative interest rate event and/or the Board determines that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1.00 per share, the Board has the right to discontinue the use of a stable NAV of $1.00 per share and establish a fluctuating NAV per share rounded to four decimal places. If the Fund uses an RDM, the Fund will maintain a stable price per share, despite losing value, by reducing the
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number of its outstanding shares. Investors in the Fund would observe a stable share price but a declining number of shares for their investment. If the Fund converts to a fluctuating NAV under these circumstances, the Fund’s losses will be reflected through a declining share price. The Fund will notify shareholders of any such change. Shareholders should discuss any tax implications of implementing an RDM or converting to a fluctuating NAV with their tax adviser.
How is the Fund Sold?
The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this Prospectus only to accounts beneficially owned by natural persons (“Eligible Accounts”). The Fund offers the following Share classes: Wealth Shares (WS), Service Shares (SS), Cash II Shares (CII) and Cash Series Shares (CS), each representing interests in a single portfolio of securities. This Prospectus relates only to the WS class. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions apply. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.
Under the Distributor’s Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Hermes, Inc. (“Federated Hermes,” formerly, Federated Investors, Inc.).
The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in New York tax-exempt securities.
Intra-Fund Share Conversion Program
A shareholder in the Fund’s Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Hermes, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated Hermes. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The Fund has no present intention of paying, accruing or incurring any such Service Fees on the WS class until such time as approved by the Fund’s Board of Trustees.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The Fund has no present intention of paying, accruing or incurring any such Account Administration Fees on the WS class until such time as approved by the Fund’s Board of Trustees.
RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds, within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated Hermes fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.
For important account information, see the section “Security and Privacy Protection.”
The minimum initial investment for Fund Shares is generally $10,000. There is no minimum subsequent investment amount.
Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through certain tax-advantaged accounts and trusts. These tax-advantaged accounts and trusts may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estate of natural persons; or certain other retirement and investment accounts, notwithstanding having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders, if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
The Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption. The Fund has adopted policies and procedures such that the Fund will be able: (a) to limit the beneficial owners of shares to natural persons; and (b) to allow the Fund to impose liquidity fees.
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THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 1:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated Hermes EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or SS&C GIDS, Inc., the Fund’s transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Hermes Funds at the following address:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Hermes Funds
430 W 7th Street
Suite 219318
Kansas City, MO 64105-1407
Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or SS&C GIDS, Inc., the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud, the Fund may reject any purchase request involving a check that is not made payable to The Federated Hermes Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
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By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedHermes.com/us under “Resources” and then “Literature and Forms,” then “Forms.” You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Hermes Institutional Money Market Management, Federated Hermes Institutional Prime Obligations Fund, Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Value Obligations Fund, Class A Shares without a sales charge (“no-load Class A Shares”) and Class R Shares of any Fund provided that you meet any shareholder eligibility and minimum initial investment requirements for the Shares to be purchased (if applicable), both accounts have identical registrations, and you must receive a prospectus for the fund in which you wish to exchange.
By Online Account Services
You may access your accounts online to purchase Shares through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “Sign In” and “Access and Manage Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■ through a financial intermediary if you purchased Shares through a financial intermediary; or
■ directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day for each method of payment after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
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DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by noon Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.
If you call the Fund after noon Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
Send requests by private courier or overnight delivery service to:
The Federated Hermes Funds
430 W 7th Street
Suite 219318
Kansas City, MO 64105-1407
All requests must include:
■ Fund Name and Share Class, account number and account registration;
■ amount to be redeemed or exchanged;
■ signatures of all shareholders exactly as registered; and
■ if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■ your redemption will be sent to an address other than the address of record;
■ your redemption will be sent to an address of record that was changed within the last 30 days;
■ a redemption is payable to someone other than the shareholder(s) of record; or
■ transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
You may access your accounts online to redeem or exchange Shares through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “Sign In” and “Access and Manage Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative.
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PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■ An electronic transfer to your account at a financial institution that is an ACH member; or
■ Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■ Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Hermes (“Federated Hermes funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■ Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund’s portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund’s Board, which generally include distributions of a pro rata share of the Fund’s portfolio assets. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, securities received may be subject to market risk and the shareholder could incur taxable gains and brokerage or other charges in converting the securities to cash.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■ to allow your purchase to clear (as discussed below);
■ during periods of market volatility;
■ when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
■ during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■ when the NYSE is closed, other than customary weekend and holiday closings;
■ when trading on the NYSE is restricted, as determined by the SEC;
■ in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or
■ in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
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Certain special LIMITATIONS affecting REDEMPTIONs
The Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed which would remain in effect until the Board or its delegate determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed, the Board or its delegate may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations.
If liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate changes or removes a liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee will also be reported by the Fund to the SEC on Form N-CR until June 10, 2024 and, effective June 11, 2024, on Form N-MFP.
All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received by the Fund after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund’s agent before the Fund imposed liquidity fees.
Involuntary Redemptions
The Fund operates as a retail money market fund. Accordingly, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund’s Board. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor’s account or tax liability resulting from an involuntary redemption.
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EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Hermes Institutional Money Market Management, Federated Hermes Institutional Prime Obligations Fund, Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Value Obligations Fund, no-load Class A Shares and Class R Shares of any Fund.
To do this, you must:
■ meet any applicable shareholder eligibility requirements;
■ ensure that the account registrations are identical;
■ meet any applicable minimum initial investment requirements; and
■ receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
CHECKWRITING
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.
DEBIT CARD
Effective September 30, 2016, the Fund began to reject new applications for a debit card. However, existing Fund shareholders who have a debit card will be permitted to continue to use it and, upon expiration of the debit card, will be permitted to renew the card. Debit card service is not transferable; it is applicable only to the account associated with the debit card service as of September 30, 2016. Shareholders with debit cards will continue to be subject to an annual service fee which the Fund will automatically deduct from their account.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Hermes will not be responsible for losses that result from unauthorized transactions, unless Federated Hermes does not follow procedures designed to verify your identity. When initiating a transaction by telephone or online, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone or online. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
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Using FederatedHermes.com/us’s Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that Internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Hermes’ privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through FederatedHermes.com/us.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated Hermes fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
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Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the State of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder’s financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder’s specific rights and responsibilities under his or her state’s escheatment law(s), which can generally be found on a state’s official website.
ACCOUNTS WITH LOW BALANCES
Federated Hermes reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $10,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund and/or your financial intermediary provides year-end tax information and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund’s dividends will be exempt from the New York taxes to the extent they are derived from interest on obligations exempt from such taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
FREQUENT TRADING POLICIES
Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.
Other funds in the Federated Hermes family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated Hermes funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated Hermes fund, please read the prospectus of that other Federated Hermes fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund’s WAM and WAL, Shadow NAV (market-based value of the Fund’s portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
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You may also access portfolio information via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. These reports are also available on the SEC’s website at sec.gov.
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund’s portfolio holdings and/or composition may be posted to FederatedHermes.com/us. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other advisory subsidiaries of Federated Hermes combined, advise approximately 101 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds). Federated Hermes’ assets under management totaled approximately $757.6 billion as of December 31, 2023. Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with more than 2,000 employees. Federated Hermes provides investment products to more than 10,000 investment professionals and institutions.
The Adviser advises approximately 73 registered investment companies and also manages sub-advised funds. The Adviser’s assets under management totaled approximately $468.4 billion as of December 31, 2023.
ADVISORY FEES
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual and Semi-Annual Shareholder Reports for the periods ended October 31 and April 30, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.
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Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.029	0.006	0.000[2]	0.006	0.013
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.029	0.006	0.000[2]	0.006	0.013
Less Distributions:
Distributions from net investment income	(0.029)	(0.006)	(0.000)[2]	(0.006)	(0.013)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.029)	(0.006)	(0.000)[2]	(0.006)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.97%	0.59%	0.01%	0.58%	1.33%
Ratios to Average Net Assets:
Net expenses[4]	0.32%	0.26%	0.21%	0.32%	0.32%
Net investment income	2.94%	0.58%	0.01%	0.64%	1.31%
Expense waiver/reimbursement[5]	0.26%	0.30%	0.34%	0.19%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$206,898	$115,589	$111,555	$179,225	$326,684

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2023, which can be obtained free of charge.
25

Appendix A: Hypothetical Investment and Expense Information
The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus does not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST - WS CLASS
ANNUAL EXPENSE RATIO: 0.59%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$60.30	$10,441.00
2	$10,441.00	$522.05	$10,963.05	$62.96	$10,901.45
3	$10,901.45	$545.07	$11,446.52	$65.74	$11,382.20
4	$11,382.20	$569.11	$11,951.31	$68.64	$11,884.16
5	$11,884.16	$594.21	$12,478.37	$71.66	$12,408.25
6	$12,408.25	$620.41	$13,028.66	$74.82	$12,955.45
7	$12,955.45	$647.77	$13,603.22	$78.12	$13,526.79
8	$13,526.79	$676.34	$14,203.13	$81.57	$14,123.32
9	$14,123.32	$706.17	$14,829.49	$85.16	$14,746.16
10	$14,746.16	$737.31	$15,483.47	$88.92	$15,396.47
Cumulative		$6,118.44		$737.89
26

Notes
[PAGE INTENTIONALLY LEFT BLANK]

An SAI dated February 29, 2024, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
The Fund’s shareholder reports will be made available on FederatedHermes.com/us/FundInformation, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the Fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through e-delivery.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on FederatedHermes.com/us.
You can obtain information about the Fund (including the SAI) by accessing Fund information from the EDGAR Database on the SEC’s website at sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov.

Federated Hermes New York Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us atFederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 608919858
31516 (2/24)
© 2024 Federated Hermes, Inc.

Statement of Additional Information
February 29, 2024

Share Class | Ticker	Wealth | NISXX

Federated Hermes New York Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated Hermes New York Municipal Cash Trust (the “Fund”), dated February 29, 2024.
This SAI incorporates by reference the Fund’s Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
6	Investment Objective (and Policies) and Investment Limitations
9	What Do Shares Cost?
9	How is the Fund Sold?
12	Purchases In-Kind
12	Redemption In-Kind
12	Massachusetts Partnership Law
12	Share Information
13	Tax Information
13	Who Manages and Provides Services to the Fund?
26	Financial Information
27	Investment Ratings
30	Addresses
31	Appendix A
32	Appendix B - New York State Risk
Federated Hermes New York Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
39957 (2/24)
©2024 Federated Hermes, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Federated Hermes Money Market Obligations Trust (the “Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on March 17, 1982, was reorganized as a portfolio of Federated Municipal Trust on May 30, 1994, and then was reorganized as a portfolio of the Trust on February 1, 2000.
The Board of Trustees (the “Board”) has established four classes of shares of the Fund, known as Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (“Shares”). This SAI relates only to the Wealth Shares. The Fund’s investment adviser is Federated Investment Management Company (the “Adviser”).
Effective June 26, 2020, the Trust changed its name from Money Market Obligations Trust to Federated Hermes Money Market Obligations Trust and the Fund changed its name from Federated New York Municipal Cash Trust to Federated Hermes New York Municipal Cash Trust.
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund’s Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
1

Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants’ sales, and related tax collections, failed to increase as anticipated.
Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds (“Federated Hermes funds”) advised by subsidiaries of Federated Hermes, Inc. (“Federated Hermes,” formerly, Federated Investors, Inc.) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated Hermes funds, and an inter-fund loan is only made if it benefits each participating Federated Hermes fund. Federated Hermes administers the program according to procedures approved by the Fund’s Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated Hermes funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund’s participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated Hermes fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated Hermes fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Coverage
In accordance with the requirements of Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”), any borrowings by the Fund, including reverse repurchase agreements, will be made only to the extent the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all of its borrowings.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
2

Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury’s obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
3

Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund’s board or its delegate to present minimal credit risk based on an assessment of the issuer’s credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund’s Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security’s issuer or guarantor’s financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor’s industry within the economy and relative to economic trends, as well as the issuer or guarantor’s competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund’s portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund’s principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
4

Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund’s ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
LARGE SHAREHOLDER RISK
A significant percentage of the Fund’s shares may be owned or controlled by a large shareholder. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Fund’s net asset value and performance and could cause the Fund to buy or sell securities at inopportune times in order to meet purchase or redemption requests.
CYBERSECURITY AND OPERATIONAL RISK
Like other funds and business enterprises, Federated Hermes’ business relies on the security and reliability of information and communications technology, systems and networks. Federated Hermes uses digital technology, including, for example, networked systems, email and the Internet, as well as mobile devices and “cloud”-based service offerings, to conduct business operations and engage clients, customers, employees, products, accounts, shareholders and relevant service providers, among others. Federated Hermes, as well as its funds and certain service providers, also generate, compile and process information for purposes of preparing and making filings or reports to governmental agencies, or providing reports or statements to customers, and a cybersecurity attack or incident that impacts that information, or the generation and filing processes, can prevent required regulatory filings and reports from being made, or reports or statements from being delivered, or cause the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). The use of the Internet and other electronic media and technology exposes the Fund, the Fund’s shareholders, and the Fund’s service providers, and their respective operations, to potential risks from cybersecurity attacks or incidents (collectively, “cyber-events”). The work-from-home environment necessitated by the novel coronavirus (“COVID-19”) pandemic has increased the risk of cyber incidents given the increase in cyber attack surface stemming from the use of personal devices and non-office or personal technology.
Cyber-events can result from intentional (or deliberate) attacks or unintentional events by insiders (e.g., employees) or third parties, including cybercriminals, competitors, nation-states and “hacktivists,” among others. Cyber-events can include, for example, phishing, credential harvesting or use of stolen access credentials, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), structured query language attacks, infection from or spread of malware, ransomware, computer viruses or other malicious software code, corruption of data, exfiltration of data to malicious sites, the dark web or other locations or threat actors, and attacks (including, but not limited to, denial of service attacks on websites) which shut down, disable, slow, impair or otherwise disrupt operations, business processes, technology, connectivity or website or Internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events on a daily basis. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Cyber-events can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. To date, cyber-events have not had a material adverse effect on the Fund’s business operations or performance.
Cyber-events can affect, potentially in a material way, Federated Hermes’ relationships with its customers, employees, products, accounts, shareholders and relevant service providers. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, damage to employee perceptions of the company, and additional compliance costs associated with corrective measures and credit monitoring for impacted individuals. A cyber-event can cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, generate or make filings or deliver reports or statements, calculate the Fund’s NAV, or allow shareholders to transact business or other disruptions to operations), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also can result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund’s investments to lose value.
5

The Fund’s Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. The Fund’s Adviser employs various measures aimed at mitigating cybersecurity risk, including, among others, use of firewalls, system segmentation, system monitoring, virus scanning, periodic penetration testing, employee phishing training and an employee cybersecurity awareness campaign. Among other service provider management efforts, Federated Hermes also conducts due diligence on key service providers relating to cybersecurity. Federated Hermes has established a committee to oversee Federated Hermes’ information security and data governance efforts, and updates on cyber-events and risks are reviewed with relevant committees, as well as Federated Hermes’ and the Fund’s Boards of Directors or Trustees (or a committee thereof), on a periodic (generally quarterly) basis (and more frequently when circumstances warrant) as part of risk management oversight responsibilities. However, there is no guarantee that the efforts of Federated Hermes, the Fund’s Adviser or its affiliates, or other service providers, will succeed, either entirely or partially as there are limits on Federated Hermes’ and the Fund’s ability to prevent, detect or mitigate cyber-events. Among other reasons, the cybersecurity landscape is constantly evolving, the nature of malicious cyber-events is becoming increasingly sophisticated and the Fund’s Adviser, and its relevant affiliates, cannot control the cyber systems and cybersecurity systems of issuers or third-party service providers.
The Fund can be exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as the COVID-19 pandemic), can adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Investment Objective (and Policies) and Investment Limitations
The fundamental investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities.
Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities.
The fundamental investment objective and policies described above may not be changed by the Fund’s Board without shareholder approval.
Investment Limitations
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
6

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (“1933 Act”).
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”).
Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations are fundamental and cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund’s outstanding voting securities,” as defined by the 1940 Act, which means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Fund. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Investing in Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the 1933 Act.
Additional Information
For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
As a non-fundamental operating policy, the investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.” For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
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To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. Investments in private activity bonds will be classified according to the non-governmental entity from which the bond’s principal and interest payments are principally derived. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees of up to 2% of the value of the shares redeemed, which would remain in effect until the Board or its delegate determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed, the Board or its delegate may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund’s NAV determinations.
If liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate, changes or removes a liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee will also be reported by the Fund to the SEC on Form N-CR until June 10, 2024 and, effective June 11, 2024, on Form N-MFP.
All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares, and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemption in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund’s agent before the Fund imposed liquidity fees.
8

What Do Shares Cost?
Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. The Fund uses this adjusted cost to value the investment.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund’s portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true. A low or negative interest rate environment impacts, in a negative way, the Fund’s ability to provide a positive return, or yield, to its shareholders, pay expenses out of current income, and/or achieve its investment objective, including maintaining a stable NAV of $1.00 per share.
The Fund’s use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund’s investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
How is the Fund Sold?
Under the Distributor’s Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor’s efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated Hermes funds and any services it provides, as well as the fees and/or commissions it charges.
Regarding the Fund’s Wealth Share Class, the Wealth Share Class of the Fund currently does not accrue, pay or incur any shareholder services/account administration fees, although the Board of Trustees has approved the Wealth Share Class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The Wealth Share Class of the Fund will not accrue, pay or incur such fees until such time as approved by the Fund’s Board of Trustees.
The categories of additional payments are described below.
9

Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated Hermes funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that offer Federated Hermes investment companies to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include, but are not limited to: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary’s mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated Hermes fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include reimbursement of transaction costs, and financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events. The Distributor may also provide additional compensation to financial intermediaries for services rendered in connection with technology and programming set-up, platform development and maintenance or similar services and for the provision of sales-related data to the Adviser and/orits affiliates.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2023, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated Hermes fund shares or provide services to the Federated Hermes funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2023, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
AE Wealth Management, LLC
Aegis Financial
All Star Financial
American Enterprise Investment Services Inc.
American Portfolios Advisors, Inc.
Aon Securities Corp.
Arete Wealth Management, LLC
Assetmark, Inc.
Atlas Private Wealth Management, LLC
BlackRock Investments, LLC
BofA Securities, Inc.
Bolton Global Capital, Inc.
Boyd Capital Management
Broadridge Business Process Outsourcing, LLC
Callan
Cambridge Financial Group, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
Citigroup Global Markets Inc.
Citizens Securities, Inc.
Comerica Securities, Inc.
Commonwealth Financial Network
Davenport & Company LLC
Deutsche Bank Securities Inc.
Dynasty Wealth Management, LLC
Edward D. Jones & Co., LP
Empower Financial Services, Inc.
Envestnet PMC
FBL Marketing Services, LLC
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
10

Fifth Third Securities, Inc.
FIS Brokerage & Securities Services LLC
Global Retirement Partners LLC
Goldman Sachs & Co. LLC
HighTower Securities, LLC
Hilltop Securities, Inc.
HUB International Investment Services Inc.
Huntington Securities, Inc.
Insigneo Securities, LLC
Institutional Cash Distributors, LLC
Interactive Brokers LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Jefferies LLC
John Hancock Mutual Life Insurance Co
Kestra Investment Services LLC
Key Investment Services LLC
KeyBanc Capital Markets Inc.
Keystone Financial Planning, Inc.
Leafhouse Financial Advisors, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Distributors, Inc.
Lincoln Investment Planning, LLC
LPL Financial LLC
Marquette Associates, Inc.
Mercer Global Advisors Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
MML Investors
Monarch Wealth Strategies
Morgan Stanley Smith Barney LLC
National Financial Services LLC
Nationwide Investment Services Corporation
NewEdge Securities, Inc.
Northwestern Mutual Investment Services, LLC
OneDigital Investment Advisors
Open Range Financial Group, LLC
Oppenheimer & Company, Inc.
Orion Portfolio Solutions LLC
Osaic Institutions, Inc.
Osaic Wealth, Inc.
Paychex Securities Corp.
Pensionmark Financial Group, LLC
Pershing LLC
Planmember Securities Corporation
PNC Capital Markets, LLC
PNC Investments LLC
Principal Securities, Inc.
Private Client Services, LLC
Private Wealth Advisors, Inc.
Prudential Investment Management Services LLC
Putnam Investment Management, LLC
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Robert W Baird & Co. Incorporated
Rockefeller Capital Management
Royal Alliance Associates, Inc.
Sagepoint Financial, LLC
Sanctuary Securities, Inc.
Sanford C. Bernstein & Company, LLC
SBC Wealth Management
Securities America, Inc.
Security Distributors, LLC
Sentry Advisors, LLC
Spire Securities, LLC
State Street Global Markets, LLC
Steward Partners Investment Advisory, LLC
Stifel, Nicolaus & Company, Incorporated
Strategic Financial Partners, Ltd
TD Ameritrade, Inc.
TD Private Client Wealth LLC
Teachers Insurance and Annuity Association of America
The Huntington Investment Company
The Vanguard Group, Inc.
Thrivent Investment Management Inc.
Towerpoint Wealth, LLC
Treasury Brokerage
Truist Investment Services, Inc.
Truist Securities, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America, L.P.
Validus Capital LLC
Vanguard Marketing Corporation
Veridian Capital Partners
Vining-Sparks-IBG, LLC
Vision Financial Markets, LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Webb Financial Group, LLC
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
Woodbury Financial Services, Inc.

11

Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities’ values prior to sale.
Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
In the unlikely event a shareholder or former shareholder is held personally liable for the Trust’s obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust’s Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
12

SHAREHOLDERS OF THE FUND
As of February 13, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Wealth Shares: Morgan Stanley Smith Barney, Jersey City, NJ, owned approximately 107,414,013 Shares (46.92%); Pershing LLC, Jersey City, NJ, owned approximately 17,828,572 Shares (7.78%); and Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 17,062,663 Shares (7.45%).
As of February 13, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Service Shares: American Enterprise Investment Services, Minneapolis, MN, owned approximately 21,907,924 Shares (75.36%); and Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 3,692,312 Shares (12.70%).
As of February 13, 2024, the following shareholder owned of record, beneficially or both, 5% or more of outstanding Cash II Shares: Pershing LLC, Jersey City, NJ, owned approximately 3,052,315 Shares (98.90%).
As of February 13, 2024, the following shareholder owned of record, beneficially or both, 5% or more of outstanding Cash Series Shares: Pershing LLC, Jersey City, NJ, owned approximately 28,313,216 Shares (97.38%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Morgan Stanley Smith Barney LLC is organized in the State of Delaware.
Pershing LLC is organized in the State of Delaware and is a wholly owned subsidiary of The Bank of New York Mellon Corporation which is organized in the State of Delaware.
American Enterprise Investment Services Inc. is organized in the State of Minnesota.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by the Fund.
The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.
State Taxes
Under existing New York laws, distributions made by the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent interest income attributable to obligations issued by the State of New York and its political subdivisions as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York State and New York City personal income taxes.
The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.
Dividends paid by the Fund are exempt from the New York City unincorporated business taxes to the same extent that they are exempt from the New York City personal income taxes.
Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue,
13

Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised 16 portfolios, and the Federated Hermes Complex consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Complex and serves for an indefinite term.
As of February 13, 2024, the Fund’s Board and Officers as a group owned less than 1% of each class of the Fund’s outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■ Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated Hermes funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■ Desire and availability to serve for a substantial period of time, taking into account the Board’s current mandatory retirement age of 75 years.
■ No conflicts which would interfere with qualifying as independent.
■ Appropriate interpersonal skills to work effectively with other Independent Trustees.
■ Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■ Diversity of background.
Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Complex; Director or Trustee of the
Funds in the Federated Hermes Complex; President, Chief Executive
Officer and Director, Federated Hermes, Inc.; Chairman and Trustee,
Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global
Investment Management Corp.; Chairman and Trustee, Federated Equity
Management Company of Pennsylvania; Trustee, Federated Shareholder
Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President
and Chief Executive Officer, Federated Investment Management Company,
Federated Global Investment Management Corp. and Passport
Research, Ltd.; Chairman, Passport Research, Ltd.
		$0	$0
14

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain funds in the
Federated Hermes Complex; Chief Financial Officer, Treasurer, Vice
President and Assistant Secretary, Federated Hermes, Inc.; Chairman and
Trustee, Federated Administrative Services; Chairman and Director,
Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling, and
Federated Investment Management Company; Director, MDTA LLC;
Director, Executive Vice President and Assistant Secretary, Federated
Securities Corp.; Director or Trustee and Chairman, Federated Services
Company and Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary,
Federated Investment Management Company, Federated Global
Investment Management Company and Passport Research, LTD; Treasurer,
Passport Research, LTD; Executive Vice President, Federated Securities
Corp.; and Treasurer, FII Holdings, Inc.
		$0	$0
*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
John G. Carson Birth Date: May 15, 1965 Trustee Indefinite Term Began serving: January 2024
Principal Occupations: Director or Trustee of certain Funds in the
Federated Hermes Complex; Chief Executive Officer, Chief Investment
Officer, Northstar Asset Management (Financial Services); formerly, Chief
Compliance Officer, Northstar Asset Management (Financial Services).
Other Directorships Held: None.
Qualifications: Mr. Carson has served in various business management roles throughout his career. Mr. Carson was a Vice President at the
Glenmede Trust Company and a Managing Director at Oppenheimer &
Company. Prior to that he spent more than a decade with the Bank of
America/Merrill Lynch as a Director of Institutional Sales. Earlier on,
Mr. Carson held similar positions for Wertheim Schroder/Schroders PLC and Drexel Burnham Lambert.
		$0	$0
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Complex; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead Director,
Member of the Audit and Nominating and Corporate Governance
Committees, Haverty Furniture Companies, Inc.; formerly, Director,
Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst &
Young LLP (public accounting firm). Mr. Hough serves on the President’s
Cabinet and Business School Board of Visitors for the University of
Alabama. Mr. Hough previously served on the Business School Board of
Visitors for Wake Forest University, and he previously served as an
Executive Committee member of the United States Golf Association.
		$238.42	$365,000
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Adjunct Professor of Law, Emerita, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School of
Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne
University (as well as Interim Dean). Judge Lally-Green previously served as
Director of the Office of Church Relations and later as Associate General
Secretary for the Diocese of Pittsburgh, a member of the Superior Court of
Pennsylvania and as a Professor of Law, Duquesne University School of Law.
Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the Judicial Ethics Advisory Board.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy
Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and
Director, CNX Resources Corporation (natural gas). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh;
Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar
Institute; Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.
		$215.56	$330,000
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Complex; Sole Proprietor, Navigator
Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief Executive Officer and President, Managing
Director and Chief Investment Officer, Fleet Investment Advisors; President
and Chief Executive Officer, Aeltus Investment Management, Inc.; General
Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment
Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending
Officer, Fleet Bank; Director and Consultant, EZE Castle Software
(investment order management software); Director, Midway Pacific
(lumber); and Director, The Golisano Children’s Museum of Naples, Florida.
		$215.56	$330,000
16

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; formerly, Senior Vice President for Legal Affairs, General Counsel
and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as
Senior Vice President for Legal Affairs, General Counsel and Secretary of
Board of Directors and Director of Risk Management and Associate General
Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy Hospital, and as a member of the Board of
Directors of Catholic Charities, Pittsburgh.
		$195.97	$300,000
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer,
University of Pittsburgh and Executive Vice President and Chief Legal
Officer, CONSOL Energy Inc. (split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and
Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as
Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey
previously served as Chief Legal Officer and Executive Vice President,
CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics
Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
		$215.56	$330,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: None. Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$195.97	$300,000
OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Complex; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services,
Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services
Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA,
LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution
Services, Inc.

17

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee
and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative
Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities
Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company;
and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes,
Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Complex; Vice President
and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to
joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive
Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated Hermes’ tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated Hermes’ Tax-Free Money Markets in 2010. She joined Federated
Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996.
Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

*
Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. In the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. The Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund’s most recently ended fiscal year and the portion of that fee paid by the Fund or Corporation/Trust.1
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EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Fund (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
John T. Collins[2]	$251.49	$385,000
Charles F. Mansfield, Jr.	$31.03	$60,000
1
The fees paid to a Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund’s net assets at that time.
2
John T. Collins retired from the Federated Hermes Funds Board of Directors/Trustees on December 31, 2023. Mr. Collins was appointed as Emeritus Director/Trustee on February 15, 2024 to become retroactively effective as of January 1, 2024. Until December 31, 2023, Mr. Collins was compensated as a Director/Trustee of the Fund. The compensation provided in the table above reflects compensation that Mr. Collins received from the Fund for his service to the Fund for the Fund’s last fiscal year and the total compensation that Mr. Collins received for his service to the Federated Hermes Funds Board for the calendar year ended December 31, 2023. Mr. Collins has not yet been paid compensation as Emeritus Director/Trustee.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated Hermes or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue G. Thomas Hough John S. Walsh
In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive
Committee shall deem to be in the best interests of the Trust. However, the
Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.
One
Audit	Maureen Lally-Green Thomas M. O’Neill P. Jerome Richey John S. Walsh
The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund’s internal control over financial reporting and the quality, integrity and independent audit of the Fund’s financial statements.
The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund’s independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund’s internal audit function.
Seven
Nominating	John G. Carson G. Thomas Hough Maureen Lally-Green Thomas M. O’Neill Madelyn A. Reilly P. Jerome Richey John S. Walsh
The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund’s Board when vacancies occur. The Committee will consider candidates recommended by shareholders,
Independent Trustees, officers or employees of any of the Fund’s agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund’s address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.
Three
19

BOARD’S ROLE IN RISK OVERSIGHT
The Board’s role in overseeing the Fund’s general risks includes receiving performance reports for the Fund and risk management reports from Federated Hermes’ Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated Hermes, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund’s Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund’s financial reporting and valuation risks. The Audit Committee meets regularly with the Fund’s Principal Financial Officer and outside auditors, as well as with Federated Hermes’ Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Hermes Family Of Investment Companies As Of December 31, 2023
Interested Board Member Name	Dollar Range of Shares Owned in Federated Hermes New York Municipal Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Hermes Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John G. Carson	None	None
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Thomas M. O’Neill	None	Over $100,000
Madelyn A. Reilly	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated Hermes.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
In December 2017, Federated Investors, Inc., now Federated Hermes, became a signatory to the Principles for Responsible Investment (PRI). The PRI is an investor initiative in partnership with the United Nations Environment Programme Finance Initiative and the United Nations Global Compact. Commitments made as a signatory to the PRI are not legally binding, but are voluntary and aspirational. They include efforts, where consistent with our fiduciary responsibilities, to incorporate environmental, social and corporate governance (ESG) issues into investment analysis and investment decision making, to be active owners and incorporate ESG issues into our ownership policies and practices, to seek appropriate disclosure on ESG issues by the entities in which we invest, to promote acceptance and implementation of the PRI within the investment industry, to enhance our effectiveness in implementing the PRI, and to report on our activities and progress towards implementing the PRI. Being a signatory to the PRI does not obligate Federated Hermes to take, or not take, any particular action as it relates to investment decisions or other activities.
In July 2018, Federated Investors, Inc., now Federated Hermes, acquired a majority interest in Federated Hermes Limited (FHL) (formerly, Hermes Fund Managers Limited), a pioneer of integrated ESG investing. Federated Hermes now owns 100% of FHL. FHL’s experience with ESG issues contributes to Federated Hermes’ understanding of material risks and opportunities these issues may present.
EOS at Federated Hermes, which was established as Hermes Equity Ownership Services Limited (EOS) in 2004 as an affiliate of FHL and Hermes Investment Management Limited, is a 50+ member engagement and stewardship team that conducts long-term, objectives-driven dialogue with board and senior executive level representatives of approximately 1,000 unique issuers annually. It seeks to address the most material ESG risks and opportunities through constructive and continuous discussions with the goal of improving long-term results for investors. Engagers’ deep understanding across sectors, themes and regional markets,
20

along with language and cultural expertise, allows EOS to provide insights to companies on the merits of addressing ESG risks and the positive benefits of capturing opportunities. Federated Hermes investment management teams have access to the insights gained from understanding a company’s approach to these long-term strategic matters as an additional input to improve portfolio risk/return characteristics.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by Rule 17j-1 of the Investment Company Act of 1940 and Rule 204A-1 under the Investment Advisers Act (as applicable), the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund’s portfolio. The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
As an investment adviser with a fiduciary duty to the Fund and its shareholders, the Adviser’s general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted in a manner that is consistent with the investment objectives of the Fund. Generally, this will mean voting for proposals that the Adviser believes will improve the management of a company, increase the rights or preferences of the voted securities, or increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The Adviser generally votes consistently on the same matter when securities of an issuer are held by multiple client portfolios. However, the Adviser may vote differently if a client’s investment objectives differ from those of other clients or if a client explicitly instructs the Adviser to vote differently.
The following examples illustrate how the General Policy may apply to the most common management proposals and shareholder proposals. However, whether the Adviser supports or opposes a proposal will always depend on a thorough understanding of the Fund’s investment objectives and the specific circumstances described in the proxy statement and other available information.
On matters related to the board of directors, generally, the Adviser will vote to elect nominees to the board in uncontested elections except in certain circumstances, such as where the director: (1) had not attended at least 75% of the board meetings during the previous year; (2) serves as the company’s chief financial officer, unless the company is headquartered in the UK where this is market practice; (3) has become overboarded (more than five boards for retired executives and more than two boards for CEOs); (4) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (5) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (6) served on a board that did not implement a shareholder proposal that the Adviser supported and received more than 50% shareholder support the previous year. In addition, the Adviser will generally vote in favor of: (7) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; (8) shareholder proposals to declassify the board of directors; (9) shareholder proposals to require a majority voting standard in the election of directors; (10) shareholder proposals to separate the roles of chairman of the board and CEO; (11) a proposal to require a company’s audit committee to be comprised entirely of independent directors; and (12) shareholder proposals to eliminate supermajority voting requirements in company bylaws.
21

On other matters of corporate governance, generally, the Adviser will vote: (1) in favor of proposals to grant shareholders the right to call a special meeting if owners of at least 10% of the outstanding stock agree; (2) against proposals to allow shareholders to act by written consent; (3) on a case-by-case basis for proposals to adopt or amend shareholder rights plans (also known as “poison pills”); (4) in favor of shareholder proposals to eliminate supermajority requirements in company bylaws; and (5) in favor of shareholder proposals calling for “Proxy Access,” that is, a bylaw change allowing shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors.
Generally, the Adviser will vote every shareholder proposal of an environmental or social nature on a case-by-case basis. The quality of these shareholder proposals varies widely across markets. Similarly, company disclosures of their business practices related to environmental and social risks are not always adequate for investors to make risk assessments. Thus, the Adviser places great importance on company-specific analyses to determine how to vote. Above all, the Adviser will vote in a manner that would enhance the long-term value of the investment within the framework of the client’s investment objectives.
The Adviser’s general approach to analyzing these proposals calls for considering the literal meaning of the written proposal, the financial materiality of the proposal’s objective and the practices followed by industry peers. This analysis utilizes research reports from the Adviser’s proxy advisors, company filings, as well as reports published by the company and other outside organizations.
On matters of capital structure, generally, the Adviser will vote proxies for U.S. issuers on a case-by-case basis for proposals to authorize the issuance of new shares if not connected to an M&A transaction and the potential dilution is more than 10%, against proposals to create multiple-class voting structures where one class has superior voting rights to the other classes, in favor of proposals to authorize reverse stock splits unless the amount of authorized shares is not also reduced proportionately. Generally, the Adviser will vote proxies for non-U.S. issuers in favor of proposals to authorize issuance of shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders.
Votes on executive compensation come in many forms, including advisory votes on U.S. executive compensation plans (“Say On Pay”), advisory and binding votes on the design or implementation of non-U.S. executive remuneration plans and votes to approve new equity plans or amendments to existing plans. Generally, the Adviser will support compensation arrangements that are aligned with the client’s long-term investment objectives. With respect to Say On Pay proposals, the Adviser will generally vote in favor unless the compensation plan has failed to align executive compensation with corporate performance, or the design of the plan is likely to lead to misalignment in the future. The Adviser supports the principle of an annual shareholder vote on executive pay and will generally vote accordingly on proposals which set the frequency of the Say On Pay vote.
In some markets, especially Europe, shareholders are provided a vote on the remuneration policy, which sets out the structural elements of a company’s executive remuneration plan on a forward-looking basis. The Adviser will generally support these proposals unless the design of the remuneration policy fails to appropriately link executive compensation with corporate performance, total compensation appears excessive relative to the company’s industry peer group, with local market dynamics also taken into account; or there is insufficient disclosure to enable an informed judgment, particularly as it relates to the disclosure of the maximum amounts of compensation that may be awarded.
The Adviser will generally vote in favor of equity plan proposals unless they result in unreasonable dilution to existing shareholders, permit replacement of “underwater” options with new options on more favorable terms for the recipient, or omit the criteria for determining the granting or vesting of awards.
On matters relating to corporate transactions, the Adviser will generally vote in favor of mergers, acquisitions and sales of assets if the Adviser’s analysis of the proposed business strategy and the transaction price would have a positive impact on the total return for shareholders.
If a shareholders meeting is contested, that is, shareholders are presented with a set of director candidates nominated by company management and a set of director candidates nominated by a dissident shareholder, the Adviser will study the proposed business strategies of both groups and vote in a way that maximizes expected total return for the Fund.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
To the extent that the Adviser is permitted to loan securities, the Adviser does not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, provided that the Adviser considers that the benefits of voting on the securities are greater than the associated costs, including the opportunity cost of the lost revenue that would otherwise be generated by the loan. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
22

The Adviser will take into account feedback from issuers on the voting recommendations of the Adviser’s proxy advisory firm if the feedback is provided at least five days before the voting cut-off date. In certain circumstances, primarily those where the Adviser’s voting policy is absolute and without exception, issuer feedback will not be part of the voting decision. For example, it is the Adviser’s policy to always support a shareholder proposal to separate the roles of chairman of the board and CEO. Thus, any comments from the issuer opposing this proposal would not be considered.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below); (b) if the Adviser is casting votes for the same proxy on behalf of a regular qualitative account and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy advisory firm is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee.
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. Besides voting the proxies, this work includes engaging with investee companies on corporate governance matters, managing the proxy advisory firm, soliciting voting recommendations from the Adviser’s investment professionals, bringing voting recommendations to the Proxy Committee for approval, filing with regulatory agencies any required proxy voting reports, providing proxy voting reports to clients and investment companies as they are requested from time to time and keeping the Proxy Committee informed of any issues related to corporate governance and proxy voting.
The Adviser has compiled a list of specific voting instructions based on the General Policy (the “Standard Voting Instructions”). The Standard Voting Instructions and any modifications to them are approved by the Proxy Committee. The Standard Voting Instructions sometimes call for an investment professional to review the ballot question and provide a voting recommendation to the Proxy Committee (a “case-by-case vote”). The foregoing notwithstanding, the Proxy Committee always has the authority to determine a final voting decision.
The Adviser has hired a proxy advisory firm to perform various proxy voting related administrative services such as ballot reconciliation, vote processing and recordkeeping functions. The Proxy Committee has supplied the proxy advisory firm with the Standard Voting Instructions. The Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is in accordance with the General Policy. The proxy advisory firm may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case handling for a proposal, the PVOT will work with the investment professionals and the proxy advisory firm to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee’s final voting decision to the proxy advisory firm. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.
A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. This requirement includes engagement meetings with investee companies and does not include communications with proxy solicitation firms. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the
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Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders’ meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated Hermes mutual fund, generally the Adviser will proportionally vote the client’s proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund’s proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund’s proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company’s outstanding voting securities at the time of the vote (“Downstream Affiliate”), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company’s securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers’ Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy advisory firm board member also sits on the board of a public company for which the proxy advisory firm will write a research report. This and similar situations give rise to an actual or apparent conflict of interest.
In order to avoid concerns that the conflicting interests of the engaged proxy advisory firm have influenced proxy voting recommendations, the Adviser will take the following steps:
■ A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy advisory firm on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy advisory firm has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
■ Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy advisory firm recommendation and the proxy advisory firm has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy advisory firm for that issuer; (b) the Director of Proxy Voting, or his designee, will review both the engaged proxy advisory firm research report and the research report of the other proxy advisory firm and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Holdings Information
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund’s WAM and WAL, Shadow NAV (market-based value of the Fund’s portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
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You may also access portfolio information via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. These reports are also available on the SEC’s website at sec.gov.
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund’s portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund’s Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
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Administrator
Federated Administrative Services (FAS), a subsidiary of Federated Hermes, provides administrative personnel and services, including certain legal, compliance and financial administrative services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
SS&C GIDS, Inc., the Fund’s registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund’s financial statements and financial highlights are free of material misstatement.
Fees Paid by the Fund for Services
For the Year Ended October 31	2023	2022	2021
Advisory Fee Earned	$611,671	$818,481	$1,121,854
Advisory Fee Waived	$528,633	$606,919	$1,084,807
Net Administrative Fee	$159,686	$214,429	$293,225
Net 12b-1 Fee:
Service Shares	$10,155	$23,185	$488,103
Cash II Shares	$12,947	$7,671	$20,458
Cash Series Shares	$108,555	$65,952	$191,271
Net Shareholder Services Fee:
Service Shares	$45,697	$94,481	$487,274
Cash II Shares	$16,183	$7,604	$20,440
Cash Series Shares	$58,891	$19,732	$79,648
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
Securities Lending Activities
The Fund does not participate in a securities lending program and did not engage in any securities lending activities during the Fund’s most recent fiscal year.
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2023, are incorporated herein by reference to the Annual Report to Shareholders of Federated Hermes New York Municipal Cash Trust dated October 31, 2023.
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Investment Ratings
STANDARD & POOR’S (S&P) RATINGS
S&P MUNICIPAL SHORT-TERM Note RATINGS
An S&P note rating reflects the liquidity factors and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P DUAL RATINGS
S&P may assign dual ratings to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’). The definitions for the long-term and the short-term ratings are provided below.
S&P SHORT-TERM ISSUE CREDIT RATINGS
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely weaken an obligor’s capacity to meet its financial commitments on the obligation.
S&P LONG-TERM ISSUE CREDIT RATINGS*
* Ratings from ‘AA’ to ‘A’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA—An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
MOODY’S INVESTORS SERVICE, INC. (MOODY’S) RATINGS
Moody’s SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody’s short-term ratings are designated Moody’s Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to five years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.
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MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
MOODY’S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of risk associated with scheduled principal and interest payments, and the second representing an evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The VMIG rating can be assigned a 1 or2 designation using the same definitions described above for the MIG rating.
VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
MOODY’S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability to repay short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability to repay short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
MOODY’S LONG-TERM DEBT RATINGS
Aaa—Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa—Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A—Obligations rated “A” are judged to be upper-medium-grade and are subject to low credit risk.
Baa—Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
FITCH RATINGS, INC. (FITCH)
FITCH SHORT-TERM DEBT RATINGS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
FITCH LONG-TERM DEBT RATINGS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
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BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
DBRS, INC. (DBRS®) RATINGS
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATINGS
The DBRS short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
DBRS LONG-TERM DEBT RATINGS
The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The absence of one of these designations indicates the rating is in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody’s may designate certain issues as NR, meaning that the issue or obligation is not rated.
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Addresses
Federated Hermes New York Municipal Cash Trust
Wealth Shares
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02110
Transfer Agent and Dividend Disbursing Agent
SS&C GIDS, Inc.
P.O. Box 219318
Kansas City, MO 64121-9318
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
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Appendix A
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Hermes Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Kirkland & Ellis LLP
K&L Gates LLP
Financial PrinterS
Broadridge Investor Communication Solutions, Inc.
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Bloomberg L.P.
S&P Global
JPMorgan PricingDirect
Refinitiv US Holdings Inc.
RATINGS AGENCIES
Fitch, Inc.
Moody’s Investors Service, Inc.
Standard & Poor’s Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
ACA Technology Surveillance, Inc.
Bank of America
Bloomberg L.P.
Charles River Development
Citibank, N.A.
Eagle Investment Systems LLC
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Institutional Shareholder Services
Investortools, Inc.
MSCI ESG Research LLC
PricewaterhouseCoopers
Sustainalytics U.S. Inc.
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Appendix B - New York State Risk
STATE SPECIFIC INFORMATION
Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Fund’s policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.
The following describes economic conditions which may not continue and could change materially. There can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions.
NEW YORK
Information as of February 1, 2024
State Economy
The discussion that follows regarding the status of the U.S. and the State of New York (the “State” or “New York”) economies is primarily based on information published by the State Division of the Budget (“DOB”) no later than February 2024. All predictions and past performance information regarding the U.S. and State economies contained in this subsection were made on or before that date even though they may be stated in the present tense and may no longer be accurate. You are also encouraged to read, in conjunction with this description of the State economy, the “New York City Economy” subsection of this “State Specific Information–New York” section of this SAI, which presents some of the City Office of Management and Budget (“OMB”) projections regarding the economy.
The State is the fourth most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a small share of the nation’s farming and mining activity. The State’s location, air transport facilities, and natural harbors have made it an important hub for international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. Construction accounts for a smaller share of employment for the State than for the nation, while the combined service industries account for a larger share. The share of total wages originating in the financial activities sector is particularly large for the State relative to the nation. Thus, the State is likely to be less affected than the nation during an economic recession concentrated in manufacturing and construction but likely to be more affected by any economic downturn concentrated in the services sector.
U.S. real Gross Domestic Product (“GDP”) growth is expected to slow from an average pace of 2.4 percent in 2023 to 1.6 percent in 2024. These growth rates are a sign of an economy transitioning from a period of above long-term average growth to slightly below. The U.S. economy should be able to weather the forces inhibiting growth in the short term and avoid a contraction. Currently, DOB does not foresee a sustained downturn in the levels of employment, industrial production, retail and wholesale trade, or personal income. If an unforeseen shock to the U.S. or global economy was to spur an economic downturn in the first half of 2024, it would be relatively short-lived and mild compared to previous recessions experienced in 2001 and 2008-09.
Given robust economic growth and continued strong labor demand, high average wage growth drove more people into the labor force. This increase in labor force participation should be interpreted with caution because it could contribute to an increase in the unemployment rate in 2024 while more people look for jobs. At the same time, early signs suggest businesses are scaling back their open positions, but large-scale layoffs are not expected. DOB forecasts the unemployment rate to rise modestly, to 4.2 percent in 2024 from 3.7 percent in 2023.
New York State employment continued to grow in the first half of 2023, but at a slower pace than the national economy. State total employment is projected to grow by 0.9 percent in fiscal year 2024 and State wage growth is expected to be 2.8 percent. Fiscal year 2025 State employment and wage growth rates are forecast to be 0.3 percent and 3.8 percent, respectively. The unemployment rate is forecasted to rise slowly from 3.7 percent to 4.2 percent in 2024, with inflation remaining elevated for longer than originally projected. Inflation is estimated to be 4.3 percent in 2023 and 3.2 percent in 2024, still above the Federal Reserve’s (the “Fed”) target rate.
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As the national economy transitions to moderate growth, there are many risks that could directly impact the forecasts for New York personal income and wages in the current fiscal year. Greater than expected national and global economic slowdowns in the upcoming fiscal year could put more downward pressure on demand for New York professional and business services, and result in greater layoffs, lower personal income, and lower wage growth. Continued outmigration is also a major risk to the City of New York (hereinafter also referred to as “the City” or “New York City”) and the State. In addition, ongoing stress in the City of New York commercial real estate market may create stronger economic headwinds.
On the other hand, both the U.S. and New York State economies would benefit if inflation remained controlled without further Federal Reserve tightening. A tailwind to the national and State economies could also come from the still high level of excess savings in the economy remaining from the pandemic era income support policies. Infrastructure spending and ongoing fiscal policy stimulus also provide tailwinds. If an expected global and national economic slowdown turns out to be milder than anticipated, the State economy would benefit.
State Budget
Each year, the Governor is required to provide the State Legislature with a balanced executive budget which constitutes the proposed State financial plan for the ensuing fiscal year. The State’s fiscal year for 2023 ended on March 31, 2023 (the “2023 fiscal year”). The State’s fiscal year for 2024 runs from April 1, 2023 to March 31, 2024 (the “2024 fiscal year”). The Governor submitted the Governor’s Executive Budget Financial Plan for the 2024 Fiscal Year, as amended (the “2024 Budget”), to the State’s legislature in March 2023. The 2024 Budget was adopted on May 3, 2023. The State budget is required to be balanced on a cash basis, which is the DOB’s primary focus in preparing and implementing the State financial plan. State finance law also requires the State financial plan be presented for informational purposes on a generally accepted accounting principles (“GAAP”) basis. The GAAP-basis plans follow, to the extent practicable, the accounting principles applied by the Office of the State Comptroller (“OSC”) in preparation of the annual financial statements. In practice, this means the GAAP-basis financial plans reflect the accrual methodology and fund classification rules used by OSC.
The DOB issued the 2024 Budget Financial Plan in June 2023, which sets forth the State’s official financial projections for fiscal years 2024 through 2027. The DOB also issued the Annual Information Statement, dated June 9, 2023 (the “2024 AIS”) and the Mid-Year Update to the Financial Plan for fiscal year 2024 in October 2023 (the “2024 AIS Update”).
In the 2024 AIS Update, excluding the Pass-Through Entity Tax (“PTET”) reserve for the timing of PTET/Personal Income Tax credits and the reserve for extraordinary monetary settlements to fund existing commitments and projects, DOB projects the State will end fiscal year 2024 with a General Fund cash balance of $29.5 billion, an increase of nearly $2 billion from the fiscal year 2023 closing balance. The increase is mainly due to a planned increase for the reserves for labor settlements/agency operations and additional net resources expected to be available at year-end that are carried forward to reduce the budget gaps in subsequent years. The pandemic assistance reserves is expected to be exhausted in fiscal year 2024 to fund planned commitments delayed from prior years.
Fiscal Year 2024
In developing the 2024 Budget, DOB attempts to mitigate financial risks, with an emphasis on the General Fund. It does this by, among other things, exercising caution when calculating total General Fund disbursements and managing the accumulation of financial resources. Such resources include but are not limited to: fund balances that are not needed each year, reimbursement for capital advances, and prepayment of expenses subject to available resources, to maintain budget flexibility. DOB routinely executes cash management actions to manage the State’s large and complex budget. These actions are intended to improve the State’s cash flow, manage resources within and across State fiscal years, adhere to spending targets, and better position the State to address unanticipated costs, including economic downturns, revenue deterioration, and unplanned expenditures. There is no guarantee that such financial resources or cash management actions will be sufficient to address risks that may materialize in a given fiscal year.
In addition, there can be no guarantee that the State’s financial position will not change materially and adversely from current projections. If this were to happen, the State would be required to take additional gap-closing actions, such as decreases in State agency operations; delays or decreases in payments to local governments or other recipients of State aid; delays in or suspension of capital maintenance and construction; extraordinary financing of operating expenses; and use of non-recurring resources. In some cases, the ability of the State to implement these actions requires the approval of the Legislature and cannot be implemented solely by the Governor. See also the discussion below in the “Special Considerations” subsection of this “State Specific Information—New York” section of this SAI.
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Special Considerations
The 2024 Budget is subject to economic, social, financial, political, public health, and environmental risks and uncertainties, many of which are outside the ability of the State to predict or control. DOB asserts that the projections of receipts and disbursements in the 2024 Budget are based on reasonable assumptions at the time they were prepared, and provides no assurance that results will not differ materially and adversely from these projections.
Uncertainties and risks that may affect the economic and receipts forecasts include, but are not limited to: national and international events; inflation; consumer confidence; commodity prices; supply chain disruptions; major terrorist events; hostilities or war; climate change and extreme weather events; severe epidemic or pandemic events; cybersecurity events; Federal laws and regulations; financial sector compensation; capital gains; and monetary policy affecting interest rates and the financial markets.
The forecast of non-tax receipts and other available resources assumes various transactions will occur as planned, including, but not limited to: receipt of Federal aid as projected; certain payments from public authorities; revenue sharing payments under the Tribal-State Compacts and transfer of available fund balances to the General Fund.
Projections and timing of disbursements is subject to many of the same risks listed above for receipts, as well as assumptions which may have additional risks including, but not limited to: the level of wage and benefit increases for State employees; changes in the size of the State’s workforce; factors affecting the State’s required pension fund contributions; the availability of Federal reimbursement, including Federal COVID-19 emergency assistance; the receipt of Federal approvals necessary to implement the Medicaid savings actions; unanticipated growth in public assistance programs; the ability of the State to implement cost reduction initiatives, including reductions in State agency operations, when established, and the success with which the State controls expenditures; and the ability of the State and its public authorities to issue securities successfully in public credit markets.
The amount and composition of Federal funds received by the State have changed over time because of legislative and regulatory actions at the Federal level and will likely continue to change. The 2024 Budget may also be adversely affected by other Federal government actions including audits, disallowances, changes to Federal participation rates or other Medicaid rules, and discretionary spending reductions. Any significant reductions in Federal aid could have a materially adverse impact on the 2024 Budget. Health care and human services are the notable areas for potential changes in Federal funding.
Previously, the State had enacted legislation that suspended certain provisions of the Debt Reform Act of 2000 (“Debt Reform Act”) for 2021 fiscal year and 2022 fiscal year bond issuances as part of the State response to the COVID-19 pandemic. Accordingly, any State-supported debt issued in the 2021 fiscal year and 2022 fiscal year is not limited to capital purposes and is not counted towards the statutory caps on debt outstanding and debt service. Following this temporary two year suspension as a result of the COVID-19 pandemic, the provisions of the Debt Reform Act were reinstated for State-supported debt issued in fiscal year 2023 and beyond. One limited exception to the Debt Reform Act remains for issuances undertaken by the State for Metropolitan Transportation Authority (“MTA”) capital projects which may be issued with maximum maturities longer than 30 years. This change allows bonds to be issued over the full useful life of the assets being financed, subject to Federal tax law limitations, and is consistent with the rules that would have been in effect if the projects had been directly financed by the MTA. Current projections anticipate that State-supported debt outstanding and State-supported debt service will continue to remain below the limits imposed by the Debt Reform Act, in part reflecting the statutory suspension of the debt caps during the 2021 fiscal year and 2022fiscal year.
Based on the most recent personal income and debt outstanding forecasts in the 2024 AIS Update, the available debt capacity under the debt outstanding cap is expected to decline from $22.7 billion in fiscal year 2023 to a low point of $4.0 billion in fiscal year 2028. This calculation includes the estimated impact of funding capital commitments with State bonds. The debt service on State-supported debt subject to the statutory cap is projected at $2.5 billion in fiscal year 2024, or roughly $8.7 billion below the statutory debt service limit.
Changes in the State’s available debt capacity reflect personal income forecast adjustments, debt amortizations, and bond sale results. The decline in personal income estimates for the 2024 AIS Update decreases outyear debt capacity. The reduction in debt capacity is offset by bond sale adjustments, which represent revisions to bond issuances that take into consideration future capital underspending and expected bond sale results. Bond sale adjustments also reflect actual issuances in fiscal year 2024 and reductions in debt as a result of legal defeasances and bond tenders to date. Debt capacity also reflects the suspension of the Debt Reform Act for fiscal year 2021 and fiscal year 2022 issuances in response to the COVID-19 pandemic. The State may adjust capital spending priorities and debt financing practices from time to time to preserve available debt capacity and stay within the statutory limits, as events warrant. Periodically, Congress needs to act to increase or suspend the debt limit to avoid delaying payments and/or defaulting on debt obligations. A Federal government default on payments, particularly for a prolonged period,
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could have a materially adverse effect on national and state economies, financial markets, and intergovernmental aid payments. Specific effects on the 2024 Budget resulting from a future Federal government default are unknown and impossible to predict. However, data from past economic downturns suggests that the State’s revenue loss could be substantial if there was an economic downturn due to a Federal default.
A payment default by the Federal government may also adversely affect the municipal bond market. Municipal issuers, including the State and its public authorities and localities, could face higher borrowing costs and impaired access to capital markets. This would jeopardize planned capital investments and projects. Additionally, the market for and market value of outstanding municipal obligations, including municipal obligations of the State and its public authorities, could be adversely affected.
The State’s localities rely in part on State aid to balance their budgets and meet their cash requirements. As such, unanticipated financial need among localities can adversely affect the State’s 2024 Budget projections. Localities outside the City of New York, including cities and counties, have also experienced financial problems, and have been allocated additional State assistance during the last several State fiscal years. The Financial Restructuring Board for Local Governments aids distressed local governments by performing comprehensive reviews and providing grants and loans on the condition of implementing recommended efficiency initiatives.
Successful implementation of the 2024 Budget is dependent on the State’s ability to market bonds. The State finances much of its capital spending, in the first instance, from the General Fund or Short Term Investment Pool (“STIP”), which it then reimburses with proceeds from the sale of bonds. An inability of the State to sell bonds or notes at the level or on the timetable it expects could have a material and adverse impact on the State’s financial position and the implementation of its capital plan. The success of projected public sales of municipal bonds is subject to prevailing market conditions and related ratings issued by national credit rating agencies, among other factors. Future developments in the financial markets, including possible changes in Federal tax law relating to the taxation of interest on municipal bonds, may affect the market for outstanding State-supported and State-related debt.
Recent State Fiscal Years
As reflected in the 2024 AIS, the State ended fiscal year 2023 in balance on a cash basis in the General Fund, based on preliminary unaudited results. General fund receipts, including transfers from other funds, totaled $103.2 billion. General Fund disbursements, including transfers from other funds, totaled $92.8 billion. The State ended fiscal year 2023 with a General Fund balance of $43.5 billion, an increase of $10.4 billion from fiscal year 2022 results. The higher balance reflects the deposit of $10.6 billion to the State’s principal reserves, partially offset by use of prior year resources as planned to fund certain commitments and operations in fiscal year 2023.
Debt Levels, Ratings and Outstanding Debt
The State’s debt levels are typically measured by DOB using two categories: State-supported debt and State-related debt. State-supported debt represents obligations of the State that are paid from traditional State resources (i.e., tax revenue) and have a budgetary impact. It includes general obligation (“GO”) debt, to which the full faith and credit of the State has been pledged, and lease purchase and contractual obligations of Authorities and municipalities, where the State’s legal obligation to make payments to those Authorities and municipalities is subject to and paid from annual appropriations made by the legislature. These include the State PIT Revenue Bond program and the State Sales Tax Revenue Bond program. The State’s debt reform caps on debt outstanding and debt service apply to State-supported debt.
State-related debt is a broader measure of State debt which includes all debt that is reported in the State’s GAAP-basis financial statements, except for unamortized premiums and accumulated accretion on capital appreciation bonds. These financial statements are audited by external independent auditors and published by OSC on an annual basis. The debt reported in the GAAP-basis financial statements includes GO debt, other State-supported debt as defined in the State Finance Law, certain debt of the Municipal Bond Bank Agency issued to finance prior year school aid claims and capital leases and mortgage loan commitments. In addition, State-related debt reported by DOB includes State-guaranteed debt, moral obligation financings and certain contingent-contractual obligation financings, where debt service is paid from non-State sources in the first instance, but State appropriations are available to make payments if necessary. These numbers are not reported as debt in the State’s GAAP-basis financial statements.
State Operating Funds debt service is projected to be $2.6 billion in fiscal year 2024, of which $227 million is paid from the General Fund and $2.4 billion is paid from other State funds supported by dedicated tax receipts. The fiscal year 2023 Budget authorizes short-term financing for liquidity purposes during the fiscal year.
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In fiscal year 2024, debt issuances totaling $7.2 billion are planned to finance new capital spending, an increase of $3.7 billion (108 percent) from fiscal year 2023. The increase is largely attributable to the decision to delay two bond sales in fiscal year 2023 totaling over $4 billion due to market volatility, which significantly lowered debt issuances in fiscal year 2023. The bond issuances are expected to finance capital commitments for economic development and housing ($1.5 billion), education ($1.4 billion), the environment ($837 million), health and mental hygiene ($1.1 billion), State facilities and equipment ($429 million), and transportation ($2.0 billion).
Over the next five years, new debt issuances are projected to total $40.2 billion. New issuances are expected for economic development and housing ($9.2 billion), education facilities ($6.7 billion), the environment ($3.8 billion), mental hygiene and health care facilities ($5.1 billion), State facilities and equipment ($2.3 billion), and transportation infrastructure ($13.1 billion).
The major rating agencies—Fitch, Kroll, Moody’s, and S&P—have assigned the State general credit ratings of AA+, AA+, Aa1, and AA+, respectively. The State’s rating has a stable outlook from all four rating agencies. These ratings reflect the State’s economic recovery from the COVID-19 pandemic and commitment to strong reserve levels. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the State GO bonds.
State Retirement Systems
State employees become eligible for post-employment benefits (e.g., health insurance) if they reach retirement while working for the State, are enrolled in either the New York State Health Insurance Program (“NYSHIP”) or the NYSHIP opt-out program at the time they reach retirement, and have the required years of eligible service.
The State and Local Retirement Systems (“Systems”) provide pension benefits to public employees of the State and its localities (except employees of the City and public school teachers and administrators, who are covered by separate public retirement systems). The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired.
The total State payment (including Judiciary) due to the Systems for fiscal year 2023 was approximately $1.947 billion. The State opted not to amortize under the Contribution Stabilization Program (“Program”) (eligible to amortize in the New York State and Local Police and Fire Retirement System only) and paid the March 1, 2023 invoice in full. Chapter 55 of the Laws of 2023 amended the Program to provide employers more flexible use of reserve funds while preserving the intent of the Program to smooth out pension contributions when rates increase. The Program also limits the size of the reserve fund assets that employers are required to maintain and allows Systems participating employers to withdraw from the Program, subject to approval by the Comptroller, provided all prior year amortizations are paid in full, including interest.
The estimated total State payment (including Judiciary) for fiscal year 2024 is approximately $1.919 billion. Several prepayments (including interest credit) have reduced the estimated total to approximately $11.3 million. The estimated total State payment (including Judiciary) for fiscal year 2025 is approximately $2.267 billion.
Litigation
The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. The State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not possible to predict their outcome or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.
Authorities: General
Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and they may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. Certain Authorities issue bonds under two of the three primary State credits - PIT Revenue Bonds and Sales Tax Revenue Bonds. The State’s access to the public credit markets through bond issuances constituting State-supported or State-related debt issuances by certain of its Authorities could be impaired and the market price of the outstanding debt issued on its behalf may be materially and adversely affected if any of these Authorities were to default on their respective State-supported or State-related debt issuances.
The State has numerous Authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. These entities generally pay their own operating expenses and debt service costs on their notes, bonds or other legislatively authorized financing structures from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels; charges for public power, electric and gas utility
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services; tuition and fees; rentals charged for housing units; and charges for occupancy at medical care facilities. Since the State has no actual or contingent liability for the payment of this type of public authority indebtedness, it is not classified as either State-supported debt or State-related debt. Some Authorities, however, receive monies from State appropriations to pay for the operating costs of certain programs.
There are statutory arrangements that, under certain circumstances, authorize State local assistance payments that have been appropriated in a given year and are otherwise payable to localities to be made instead to the issuing Authorities in order to secure the payment of debt service on their revenue bonds and notes. However, in honoring such statutory arrangements for the redirection of local assistance payments, the State has no constitutional or statutory obligation to provide assistance to localities beyond amounts that have been appropriated therefor in any given year.
As of December 31, 2022 (with respect to the New York Job Development Authority, as of March 31, 2023), there were 16 Authorities with outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, was approximately $219 billion, only a portion of which constitutes State-supported or State-related debt.
Metropolitan Transportation Authority
The State is directly contributing $9.1 billion to the MTA’s 2015-19 capital plan and $3.1 billion to the MTA’s 2020-24 capital plan. These State commitment levels represent substantial increases from the funding levels for prior MTA capital plans (2010-2014: $770 million; 2005-2009: $1.45 billion). In addition, a substantial amount of new funding to the MTA was authorized in the 2020 fiscal year enacted budget as part of a comprehensive reform plan expected to generate an estimated $25 billion in financing for the MTA’s 2020-2024 capital plan.
The pandemic caused severe declines in MTA ridership and traffic in 2020, and ridership remains significantly below pre-pandemic levels. To offset operating losses to MTA’s financial plan from the estimated fare, toll, and dedicated revenue loss attributable to COVID-19, the MTA received significant Federal operating aid from the Coronavirus Aid, Relief, and Economic Security Act (“CARES”) Act ($4 billion) and the Coronavirus Response and Relief Supplemental Appropriations (“CRRSA”) Act ($4.1 billion), and the American Rescue Plan (“ARP”) Act of 2021 (estimated $7 billion). The MTA also borrowed $2.9 billion through the Federal Reserve’s Municipal Liquidity Facility (“MLF”).
In the 2024 fiscal year, the State plans to provide $9.4 billion in operating aid to mass transit systems, including $4.1 billion from the direct remittance of various dedicated taxes and fees to the MTA that do not flow through the State’s 2024 Budget. The MTA, the nation’s largest transit and commuter rail system, is scheduled to receive $8.5 billion (approximately 91 percent) of the State’s mass transit aid. In the 2024 Budget, the State took substantial action to provide the MTA with additional operating revenues dedicated to help solve the MTA’s fiscal crisis due to the effects of the pandemic. This includes an increase in the metropolitan commuter transportation mobility tax in the City of New York, a one-time State subsidy of $300 million, an increase in the City of New York’s contribution to the MTA for the costs of paratransit services, and directing a portion of future casino revenues to the MTA.
Risks to the MTA’s current financial projections include, but are not limited to, the level and pace at which ridership will return, the economic conditions of the MTA region, the ability to implement cost controls and savings actions, and the ability to implement biennial fare and toll increases. If additional resources are provided by the State in future years, either through additional subsidies or new revenues, it could have a material and adverse impact on the 2024 Budget.
New York City Economy
The fiscal demands on the State may be affected by the fiscal condition of the City of New York. The City relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets. While the fiscal condition of the City and other local governments in the State is reliant, in part, on State aid to balance their annual budgets and meet their cash requirements, the State is not legally responsible for their financial condition and viability. Indeed, the provision of State aid to localities, while one of the largest disbursement categories in the State budget, is not constitutionally obligated to be maintained at current levels or to be continued in future fiscal years and the State Legislature may amend or repeal statutes relating to the formulas for and the apportionment of State aid to localities.
The discussion that follows regarding the status of the City economy is based primarily on information published by the OMB and the New York City Comptroller no later than January 2024, and includes discussion of the 2024 Financial Plan for Fiscal Years 2024-2028 (the “Financial Plan”). All predictions and past performance information regarding the City economy contained in this subsection were made by OMB on or prior to that date, even though they may be stated in the present tense, and may no longer be accurate. All the risks to the national and State economies apply to the City economy.
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In January 2024, OMB released the Financial Plan. In April 2023, OMB released the Executive Budget for fiscal year 2024 and, in June 2023, the City Council adopted the fiscal year 2024 budget. The City’s fiscal year end is at the end of June; the 2024 fiscal year will run from July 1, 2023 to June 30, 2024. The preliminary 2024 fiscal year budget totaled approximately $107 billion.
The City economy remained resilient although the pace of growth continued to slow. Job growth decelerated compared to 2022, as some industries contracted due to tight financial conditions. Elevated interest rates also slowed residential market activity, although prices remained supported due to low supply. In the commercial office sector, the continued popularity of remote work led to subdued leasing activity and elevated vacancy rates, especially in older and lower-quality buildings. The tourism sector, boosted by visitation approaching pre-pandemic levels, continued to steadily recover. Local economic conditions are expected to improve in 2024, as the Fed eases monetary conditions.
The City labor market has largely recovered from the COVID-19 pandemic. Total private employment in the City has surpassed its pre-pandemic peak. The City’s unemployment rate was 5.3 percent in November, more than 16 percentage points below its pandemic high of 21.4 percent. The labor force participation rate has also recovered from pandemic lows, registering 62.7 percent in July and August 2023 – a record high in data going back to 1976. While the City’s labor force has grown as the public health situation improved (3.7 million in April 2020 vs. 4.1 million in November 2023), it is still approximately 128,000 below pre-pandemic levels. In fact, the growth of the labor force participation rate to record levels was spurred by the declining estimated civilian noninstitutional population, which has decreased by 480,000 since April 2020. The population estimate is extrapolated using the Census Bureau’s Annual Population Estimates. These estimates are subject to uncertainty and are often revised as more data is collected, thus the decline in the working age population may be overstated and the true labor force participation rate lower than estimated.
In 2021 and 2022, City added jobs rapidly as the economy recovered from the pandemic. In 2023, employment growth was closer to its pre-pandemic trend. Total employment is forecast to grow 1.7 percent in full year 2023 , and then increase 1.9 percent in 2024. In 2023, the healthcare sector had an outsized effect on employment growth. Through November, the private sector added 53,000 jobs, while the healthcare sector added 67,000 jobs over the same period. Therefore, year-to-date, private employment-less-healthcare is down 14,000 positions. In fact, private employment-less-healthcare is still 3.3 percent below pre-pandemic levels (down 109,000 positions). Across industries, performance has varied. Some sectors experienced a downturn this year amidst tight financial conditions, while others were boosted by strong local demand. Of the nine major private sectors, only three (manufacturing, trade, transportation & utilities, and other services) are not expected to return to their pre-pandemic employment levels by the end of the forecast horizon.
In the second quarter of 2023, aggregate wage earnings increased by 5.3 percent on a year-over-year basis. Of the nine private sectors, each saw a year-over-year increase in wage earnings in the second quarter, with the leisure & hospitality sector (up 13.1 percent year-over-year) and the education & health sector (up 9.6 percent year-over-year) growing the most. The annual total of private wage earnings is projected to grow by 3.6 percent in 2023, and then expand between three and six percent annually in the out-years.
In 2024, the total tax revenue is forecast at $73 billion, increasing $1.3 billion over the November 2023 Plan as the economy performed better than expected in 2023 compared to the economic forecast in the April 2023 Plan. Property taxes are expected to grow 3.8 percent, a modest rise compared to the strong annual gains made in the years leading up to the pandemic. Non-property taxes are forecast to decline 2.5 percent. Personal income taxes drop 6.9 percent as non-wage income declines and wage income growth slows. Transaction taxes decline 27.9 percent as residential transaction volume stays low with the increase in interest rates and commercial activity declines. Business and consumption taxes are a bright spot. Corporate taxes grow 4.7 percent off strength in both the finance and non-finance sectors. The unincorporated business tax is expected to rise 2.3 percent, essentially plateauing off record levels first set in 2022. Sales tax lifts 4.0 percent as the economy continues to expand, albeit at a slower rate than in recent years. Hotel tax climbs 8.1 percent on increases in room rates, as well as increases in room nights sold.
In the January 2024 Financial Plan, total tax revenue is forecast to grow 2.6 percent in 2025 to $75 billion, increasing $1.6 billion over the November 2023 Plan. Property tax revenues are expected to grow 1.6 percent as preliminary estimates of the 2025 property tax roll are stronger than anticipated in November 2023 Plan. Non-property tax revenues are expected to climb 3.5 percent as overall economic growth continues in the City at a slower pace with higher interest rates impacting real estate activity. Personal income taxes rise 6.4 percent after a drop in 2024. Hotel tax continues to recover with growth of 4.3 percent due to higher levels of tourism activity. Sales tax grows 4.9 percent on strength in wages and tourism. Corporate taxes decline 7.3 percent as the pricing power of corporations wanes and Wall Street profits begin to return to long run averages.
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Asylum Seekers
Since Spring 2022, City has experienced a large increase in asylum seeker migrants, with over 164,500 individuals seeking help from the City. Many asylum seekers are characterized by significant economic and health challenges and require deep support from the City to provide food, shelter, and clothing, as well as access to legal and educational resources. As of January 2024, over 68,400 asylum seekers remain in the City care nightly and the census continues to increase over time.
The asylum seeker emergency has had a significant fiscal impact on the city, with costs rising over time as the population has increased. Quarterly asylum seeker costs have increased from $63.2 million in the first quarter of fiscal year 2023 to over $1.0 billion in the second quarter of fiscal year 2024.
New York City Financing Program
The City financing program projects $65.7 billion of long-term borrowing for the period from 2024 through 2028 to support the current City capital program. The portion of the capital program not financed by the New York City Municipal Water Finance Authority (“NYW”) will be split between GO bonds of the City and Future Tax Secured (“FTS”) bonds of the New York City Transitional Finance Authority (“TFA”). The City and TFA expect to issue $27.3 billion and $28.4 billion in bonds, respectively, during fiscal years 2024 through 2028. The City issuance supports 42 percent of the total, and TFA FTS issuance supports another 43 percent of the total. NYW expects to issue approximately $9.9 billion in bonds.
Since July 1, 2023, the City has issued $1.9 billion in GO bonds for capital purposes. Included in this total was the issuance by the City of its second series of Social Bonds, issued in October 2023, structured as $700 million taxable General Obligation Bonds. The proceeds of the Social Bonds sale financed affordable housing programs administered by the City’s Department of Housing Preservation and Development. Additionally, the City took steps to manage outstanding floating rate debt by reoffering approximately $67 million of floating rate bonds in a fixed rate mode. The City plans to issue GO bonds for capital purposes of approximately $4.4 billion, $5.3 billion, $5.6 billion, $6.1 billion, and $6.0 billion in 2024 through2028, respectively. Currently the debt service for the City, TFA FTS, and City appropriation debt, or conduit debt, excluding the effect of pre-payments, is 6.7 percent of the City’s total budgeted revenues in 2024. That ratio is projected to rise to 9.0 percent in 2028. As a percentage of tax revenues, the debt service ratio is 10.5 percent in 2024 and is projected to increase to 12.6 percent in 2028.
As of February 2023, the primary issuers financing the City capital program have maintained credit ratings of the AA category or better by Moody’s, S&P, and Fitch, and in the case of the City, Kroll. These entities have maintained reliable market access, including during the economic uncertainty caused by the onset of COVID-19, to finance capital spending and undertake refinancing transactions. All of the outlooks are stable.
Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the City’s GO bonds.
Other Localities
Certain localities other than the City have experienced financial problems and have requested and received additional State assistance during the last several fiscal years. While a relatively infrequent practice, deficit financing by local governments has become more common in recent years. State legislation enacted post-2004 includes 30 special acts authorizing bond issuances to finance local government operating deficits. Included in this figure are special acts that extended the period of time related to prior authorizations and modifications to issuance amounts previously authorized. When a local government is authorized to issue bonds to finance operating deficits, the local government is subject to certain additional fiscal oversight during the time the bonds are outstanding as required by the State’s Local Finance Law, including an annual budget review by the Office of the New York State Comptroller. In addition to deficit financing authorizations, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within particular localities. The impact on the State of any possible requests in the future for additional oversight or financial assistance cannot be determined and therefore is not included in the 2024Budget projections.
Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control, but which can adversely affect their financial condition. For example, the State or Federal government may reduce (or, in some cases, eliminate) funding of local programs, thus requiring local governments to pay these expenditures using their own resources. Similarly, past cash flow problems for the State have resulted in delays in State aid payments to localities. In some cases, these delays have necessitated short-term borrowing at the local level.
39

Other factors that have had, or could have, an impact on the fiscal condition of local governments and school districts include: the loss of temporary Federal stimulus funding; recent State aid trends; constitutional and statutory limitations on the imposition by local governments and school districts of property, sales and other taxes; the economic ramifications of a pandemic; and for some communities, the significant upfront costs for rebuilding and clean-up in the wake of a natural disaster. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, declines in the real property tax base, increasing pension, health care and other fixed costs, or the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate requests for State assistance.
Ultimately, localities as well as local public authorities may suffer serious financial difficulties that could jeopardize local access to public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State.
Additional Information
The information herein has not been independently verified and constitutes only a brief summary of some of the general factors that may impact certain issuers of municipal bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of municipal bonds held by the Fund are subject. Information regarding the State’s financial condition is included in various public documents issued by the State, such as the official statements prepared in connection with the issuance of General Obligation bonds of New York.

40

Item 28. Exhibits

(a)	Declaration of Trust
	Conformed copy of Amended and Restated Declaration of Trust of the Registrant dated November 11, 2015, including Amendments	+

(b)	By-Laws
	Conformed Copy of Amended and Restated By-Laws of the Registrant dated November 11, 2015	+

(c)	Instruments Defining Rights of Security Holders
1	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant for Federated Tax-Free Trust, as filed on paper in Initial Registration Statement filed on December 27, 1978 on Form S-5 (File Nos. 2-63343 and 811-2891) [p]
2	Copy of Specimen Certificates for Shares of Beneficial Interest for Institutional Service Shares of Massachusetts Municipal Cash Trust; for Institutional Service Shares and Cash Series Shares of Pennsylvania Municipal Cash Trust; and for Institutional Service Shares of Virginia Municipal Cash Trust, as filed via EDGAR in Post-Effective Amendment No. 21 on Form N-1A on December 29, 1993 (File Nos. 33-31259 and 811-5911) [p]
3	Copy of Specimen Certificates for Shares of Beneficial Interest of the Registrant for Institutional Service Shares of Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund, as filed via EDGAR in Post-Effective Amendment No. 7 on May 6, 1994 on Form N-1A (File Nos. 33-31602 and 811-5950)
4	Copy of Specimen Certificate for Shares of Beneficial Interest for Trust for U.S. Treasury Obligations as filed via EDGAR in Post-Effective Amendment No. 27 on November 25, 1994 on Form N-1A (File Nos. 2-65505 and 811-2951)
5	Copy of Specimen Certificate for Shares of Beneficial Interest for Institutional Shares of Pennsylvania Municipal Cash Trust as filed via EDGAR in Post-Effective Amendment No. 35 on May 19, 1995 on Form N-1A (File Nos. 33-31259 and 811-5911)
6	Copy of Specimen Certificate for Shares of Beneficial Interest for Institutional Capital Shares of Treasury Obligations Fund as filed via EDGAR in Post-Effective Amendment No. 22 on September 23, 1997 on Form N-1A (File Nos. 33-31602 and 811-5950)
7	Copy of Specimen Certificate for Shares of Beneficial Interest for Institutional Shares and Institutional Service Shares of California Municipal Cash Trust as filed on September 23, 1997 via EDGAR in Post-Effective Amendment No. 22 on Form N-1A (File Nos. 33-31259 and 811-5911)
As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates

(d)	Investment Advisory Contracts
1	Conformed copy of the Investment Advisory Contract of the Registrant dated December 11, 1989, including Exhibits, Amendment and Limited Power of Attorney	+
2	Conformed copy of the Investment Advisory Contract of the Registrant dated March 1, 1995, including Exhibit, Assignment, Amendment and Limited Power of Attorney	+

(e)	Underwriting Contracts
	Conformed copy of the Distributor’s Contract of the Registrant dated March 1, 1994, including Exhibits and Amendments	+

(f)	Bonus or Profit Sharing Contracts
Not applicable

(g)	Custodian Agreements
1	Conformed copy of Amended and Restated Master Custodian Agreement dated March 1, 2017 by and between State Street Bank and Trust Company and the Registrant, including Appendix A	+
2	Conformed copy of Amended and Restated Custodian Agreement dated June 7, 2005 by and between The Bank of New York and the Registrant, including Amendments and Exhibits	+

(h)	Other Material Contracts

1	Services Agreement
(a)	Conformed copy of Services Agreement between Federated Advisory Services Company and Federated Investment Management Company dated January 1, 2004, including Schedule 1	+
(b)	Conformed copy of the Second Amended and Restated Services Agreement, amended and restated as of December 1, 2001, between Federated Shareholder Services Company and the Registrant, including Schedule 1	+

2	Transfer Agency Agreement
	Conformed copy of the Transfer Agency Services Agreement between the Federated Hermes Funds and DST Asset Manager Solutions, Inc. dated June 1, 2022, including Schedule A	+

3	Administrative Services Agreement
	Conformed copy of the Fourth Amended and Restated Agreement for Administrative Services between the Federated Funds and Federated Administrative Services dated September 1, 2022, including Exhibit A	+

4	Financial Administration and Accounting Agreement
(a)	Conformed copy of the Financial Administration and Accounting Services Agreement between the Federated Funds and The Bank of New York Mellon dated March 1, 2011, as amended, including Schedule 1	+
(b)	Conformed copy of the Financial Administration and Accounting Services Agreement between the Federated Funds and State Street Bank and Trust Company dated March 1, 2011, as amended, including Exhibit A	+

(i)	Legal Opinion
Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered, as filed via EDGAR on September 29, 1995 in Post-Effective Amendment No. 16 on Form N-1A (File Nos. 33-31602 and 811-5950)

(j)	Other Opinions
1	Conformed copy of Consent of Independent Registered Public Accounting Firm Ernst & Young LLP	+
2	Conformed copy of Consent of Independent Registered Public Accounting Firm KPMG LLP	NA

(k)	Omitted Financial Statements
Not Applicable

(l)	Initial Capital Agreements
Conformed copy of Initial Capital Understanding, as filed via EDGAR on September 29, 1995 in Post-Effective Amendment No. 16 on Form N-1A (File Nos. 33-31602 and 811-5950)

(m)	Rule 12b-1 Plan
	Conformed copy of the Distribution Plan between certain classes of the Registrant and Federated Securities Corp., dated February 12, 2004, including Exhibits	+

(n)	Rule 18f-3 Plan
	Conformed copy of the Multiple Class Plan and all share class Exhibits as adopted by certain Federated investment companies offering separate classes of shares	+

(o)	Powers of Attorney
1	Conformed copy of Power of Attorney of the Registrant dated November 1, 2020 as filed via EDGAR in Post-Effective Amendment No. 237 on February 25, 2021 on Form N-1A (File Nos. 33-31602 and 811-5950)
2	Conformed copy of Power of Attorney of Trustee John G. Carson dated January 1, 2024	+

(p)	Codes of Ethics
	Conformed copy of the Federated Hermes, Inc. Code of Ethics for Access Persons, effective November 10, 2021	+

+	Exhibit is being filed electronically with registration statement
[p]	Exhibit filed on paper

Exhibit List for Inline Interactive Data File Submission.

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document - Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29. Persons Controlled by or Under Common Control with the Fund:
None

Item 30. Indemnification

Indemnification is provided to Officers and Trustees of the Registrant pursuant to the Registrant's Declaration of Trust, as amended. This includes indemnification against: (a) any liabilities or expenses incurred in connection with the defense or disposition of any action, suit or proceeding in which an Officer or Trustee may be or may have been involved; and (b) any liabilities and expenses incurred by an Officer or Trustee as a result of having provided personally identifiable information to a regulator or counterparty by or with whom the Registrant (or its series, as applicable) is regulated or engages in business to satisfy a legal or procedural requirement of such regulator or counterparty.

The Investment Advisory Contracts, and Sub-advisory Agreements as applicable, (collectively, “Advisory Contracts”) between the Registrant and the investment advisers, and sub-advisers as applicable, (collectively, “Advisers”) of its series, provide that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Advisory Contracts on the part of the Advisers, Advisers shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Registrant’s distribution contract contains provisions limiting the liability, and providing for indemnification, of the Officers and Trustees under certain circumstances.

Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust, as amended, or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees), Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust, as amended, or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust, as amended, or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31. Business and Other Connections of Investment Adviser: Federated Investment Management Company
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Hermes, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Hermes, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and James J. Gallagher, II, Partner, Morris James LLP, 500 Delaware Avenue, Suite 1500, Wilmington, DE 19801-1494. The business address of each of the Officers of the Investment Adviser is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Hermes Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman:	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice Presidents:	Deborah A. Cunningham Anne H. Kruczek Robert J. Ostrowski Timothy G. Trebilcock
Senior Vice Presidents:

Todd Abraham

Jonathan C. Conley

Mark E. Durbiano

Donald T. Ellenberger

Eamonn G. Folan

Richard J. Gallo

John T. Gentry

Michael R. Granito

Lori A. Hensler

Susan R. Hill

William R. Jamison

Jeffrey A. Kozemchak

Tracey L. Lusk

Judith J. Mackin

Marian R. Marinack

Christopher P. McGinley

Mary Jo Ochson

Ihab Salib

Michael W. Sirianni, Jr.

Nicholas S. Tripodes

Paige Wilhelm

Vice Presidents:

John Badeer

Patrick D. Benacci

Christopher S. Bodamer

G. Andrew Bonnewell

Hanan Callas

David B. Catalane, Jr.

Nicholas S. Cecchini

James Chelmu

Leslie Ciferno

Jerome Conner

Lee R. Cunningham, II

Gregory Czamara, V

B. Anthony Delserone, Jr.

Jason DeVito

Bryan Dingle

Ann Ferentino

Kevin M. Fitzpatrick

Timothy P. Gannon

Kathryn P. Glass

James L. Grant

Brandon Ray Hochstetler

Nathan H. Kehm

Allen J. Knizner

Karen Manna

Daniel James Mastalski

Robert J. Matthews

Karl Mocharko

Joseph M. Natoli

Nicholas Navari

Gene Neavin

Bob Nolte

Liam O’Connell

Bradley S. Payne

John Polinski

Rae Ann Rice

Braden Rotberg

Brian Ruffner

Thomas C. Scherr

John Scullion

John Sidawi

Paul Smith

Peter Snook

Kyle Stewart

Randal Stuckwish

Mary Ellen Tesla

Frank Tetlow

James Damen Thompson

Anthony A. Venturino

Mark Weiss

George B. Wright

Christopher Wu

Assistant Vice Presidents:	Patrick B. Cooper Quincy Hershey Christopher F. Hopkins Jeff J. Ignelzi Bennett L. Lo Natasha Nunez Steven J. Slanika Tyler R. Stenger Patrick O. Watson Michael S. Wilson John E. Wyda
Secretary:	G. Andrew Bonnewell
Assistant Secretaries:	Edward C. Bartley Jonathan M. Lushko George F. Magera
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Jeremy D. Boughton Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 32. Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following investment companies, including the Registrant:
Federated Hermes Adjustable Rate Securities Trust
Federated Hermes Adviser Series
Federated Hermes Core Trust
Federated Hermes Core Trust III
Federated Hermes ETF Trust
Federated Hermes Equity Funds
Federated Hermes Equity Income Fund, Inc.
Federated Hermes Fixed Income Securities, Inc.
Federated Hermes Global Allocation Fund
Federated Hermes Government Income Securities, Inc.
Federated Hermes Government Income Trust
Federated Hermes High Income Bond Fund, Inc.
Federated Hermes High Yield Trust
Federated Hermes Income Securities Trust
Federated Hermes Index Trust
Federated Hermes Institutional Trust
Federated Hermes Insurance Series
Federated Hermes Intermediate Municipal Trust
Federated Hermes International Series, Inc.
Federated Hermes Investment Series Funds, Inc.
Federated Hermes Managed Pool Series
Federated Hermes MDT Series
Federated Hermes Money Market Obligations Trust
Federated Hermes Municipal Bond Fund, Inc.
Federated Hermes Municipal Securities Income Trust
Federated Hermes Premier Municipal Income Fund
Federated Hermes Project and Trade Finance Tender Fund
Federated Hermes Short-Intermediate Duration Municipal Trust
Federated Hermes Short-Intermediate Government Trust
Federated Hermes Short-Term Government Trust
Federated Hermes Total Return Government Bond Fund
Federated Hermes Total Return Series, Inc.
Federated Hermes World Investment Series, Inc.

(b)
(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Paul Uhlman
Vice President and Director:	Peter J. Germain
Director:	Frank C. Senchak

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice Presidents:	Charles L. Davis, Jr. Peter W. Eisenbrandt Anne H. Kruczek Amy M. Michaliszyn Solon A. Person Brian S. Ronayne
Senior Vice Presidents:

Irving Anderson

Jeff Antonacci

Christopher D. Berg

Daniel G. Berry

Jack Bohnet

Edwin J. Brooks, III

Bryan Burke

Daniel P. Casey

Scott J. Charlton

James S. Conely

Stephen R. Cronin

Michael DiMarsico

Jack C. Ebenreiter

James Getz, Jr.

Erik Gosule

Dayna C. Haferkamp

Vincent L. Harper, Jr.

Bruce E. Hastings

Jeffrey S. Jones

Ryan W. Jones

Philip L. Judson

Scott D. Kavanagh

Michael Koenig

Edwin C. Koontz

Jane E. Lambesis

Michael Liss

Judith J. Mackin

Paul J. Magan

Brian McInis

Diane Marzula

Richard C. Mihm

Vincent T. Morrow

John C. Mosko

Alec H. Neilly

James E. Ostrowski

Stephen Otto

Mark B. Patsy

Richard P. Paulson

Diane M. Robinson

Timothy A. Rosewicz

Matt Ryan

Tom Schinabeck

Peter C. Siconolfi

Edward L. Smith

John R. Stanley

John A. Staley

Mark J. Strubel

William C. Tustin

David A. Wasik

G. Walter Whalen

Brian R. Willer

Lewis C. Williams

Theodore E. Williams

Michael Wolff

Daniel R. Wroble

Erik Zettlemayer

Vice Presidents:

Frank Amato

Catherine M. Applegate

Jeff D. Aronsohn, Jr.

Kenneth C. Baber

Justin A. Bard

Raisa E. Barkaloff

Robert W. Bauman

Marc Benacci

Joshua W. Billiel

Bill Boarts

Zachary Bono

Matthew A. Boyle

Thomas R. Brown

Ryan P. Cain

Mark Carroll

Dan Casey

Edward R. Costello

Stephen J. Costlow

Mary Ellen Coyne

David G. Dankmyer

Christopher T. Davis

Charles R. Ebbs

Mark A. Flisek

Heather W. Froelich

Maya Gorokhovskiy (Ferd)

David D. Gregoire

Raymond J. Hanley

George M. Hnaras

Scott A. Holick

Christopher Jackson

Timothy H. Johnson

Todd Jones

Andrew R. Kehler

Scott Robert Kelley

Patrick Kelly

Nicholas R. Kemerer

Robert H. Kern

Shawn E. Knutson

Joseph R. Lantz

John S. Larson

Anthony W. Lennon

Justin Levy

John P. Liekar

Jonathan Lipinski

Alexi A. Maravel

Thomas Andrew Marik

Stephen R. Massey

Meghan McAndrew

Catherine McGee

Samuel McGowan

Daniel McGrath

Mark J. Murphy

Ryan M. Newman

Catherine M. Nied

Ted Noethling

Mark Patsy

Marcus Persichetti

Luke Anthony Raffa

Max E. Recker

Emory Redd

Melissa R. Ryan

John Shrewsbury

Bradley Smith

Justin J. Slomkowski

Jonathan Sullivan

Gregory Tzanoukakis

Scott A. Vallina

James M. Wagner

David Wasik

Brian R. Willer

Littell Wilson Jr.

James J. Wojciak

Assistant Vice Presidents:

Debbie Adams-Marshall

Courtney Comstock

Adina Davis

Christopher DiBartolomeo

Madison Dischinger

Michelle Ausefski Doyle

Andrew Druckenbroad

Lucie Gordon

Elizabeth Krah Graner

Kristen C. Kiesling

Leah Kaitlin Leitzel

Clara L. Matvey

Jennifer M. McSorley

John K. Murray

Carol Anne Sheppard

Laura Vickerman

Secretary:	Kary A. Moore
Assistant Secretaries:	Edward C. Bartley
Thomas R. Donahue
George F. Magera
Treasurer:	Richard A. Novak
Assistant Treasurer:	Jeremy D. Boughton
Chief Compliance Officer:	Stephen Van Meter

(c)	Not Applicable

Item 33. Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:
Registrant	Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561 (Notices should be sent to the Agent for Service at the address listed on the facing page of this filing.)
Federated Administrative Services (Administrator)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Securities Corp. (Distributor)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company (Adviser)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Advisory Services Company (Adviser)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
SS&C GIDS, Inc. (Transfer Agent and Dividend Disbursing Agent)	P.O. Box 219318 Kansas City, MO 64121-9318
State Street Bank and Trust Company (Custodian)	1 Iron Street Boston, MA 02110
Bank of New York Mellon[1] (Custodian)	The Bank of New York Mellon One Wall Street New York, NY 10286

1 The Bank of New York serves as Custodian for the following portfolios: Federated Capital Reserves Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund and Federated U.S. Treasury Cash Reserves.

Item 34. Management Services: Not applicable.

Item 35. Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Federated Hermes Money Market Obligations Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of February 2024.

FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	February 26, 2024
John G. Carson*	Trustee
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Thomas R. Donahue*	Trustee
Lori A. Hensler*	Treasurer (Principal Financial Officer/Principal Accounting Officer)
G. Thomas Hough*	Trustee
Maureen Lally-Green*	Trustee
Thomas O’Neill*	Trustee
Madelyn A. Reilly*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney